UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2015
Date of reporting period:	November 30, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 100.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 1.09%			Oil & Gas (continued)
TransDigm Group Inc (a)	60,842	$14,275	Hess Corp	97,043		$5,726
						$20,154

Banks - 5.28%			Pharmaceuticals - 2.69%
Bank of New York Mellon Corp/The	231,816	10,163	Valeant Pharmaceuticals International Inc (a)	119,632		10,762
Wells Fargo & Co	1,067,824	58,837	Zoetis Inc	521,575		24,358
		$69,000				$35,120

Beverages - 3.39%			Pipelines - 0.79%
Anheuser-Busch InBev SA/NV ADR	241,220	30,987	Kinder Morgan Inc/DE	436,616		10,291
SABMiller PLC ADR	219,679	13,357	Kinder Morgan Inc/DE - Warrants (a)	96,500		29
		$44,344				$10,320

Building Materials - 0.99%			Real Estate - 4.96%
Martin Marietta Materials Inc	82,589	12,999	Brookfield Asset Management Inc	1,886,435		64,780

Chemicals - 2.86%			REITS - 3.70%
Air Products & Chemicals Inc	181,860	24,895	American Tower Corp	402,642		40,015
Monsanto Co	131,402	12,504	Equinix Inc	28,285		8,386
		$37,399				$48,401

Commercial Services - 2.51%			Retail - 15.94%
Moody's Corp	115,090	11,868	AutoZone Inc (a)	17,044		13,358
PayPal Holdings Inc (a)	593,468	20,926	CarMax Inc (a)	496,625		28,456
		$32,794	Dollar Tree Inc (a)	168,747		12,734
			Starbucks Corp	892,375		54,783
Diversified Financial Services - 13.59%			TJX Cos Inc/The	284,533		20,088
American Express Co	217,063	15,550	Walgreens Boots Alliance Inc	580,981		48,820
BlackRock Inc	92,076	33,490	Yum! Brands Inc	415,334		30,116
Charles Schwab Corp/The	557,309	18,787				$208,355
FNF Group	247,435	8,870
MasterCard Inc	566,626	55,484	Semiconductors - 1.77%
Visa Inc	574,466	45,389	QUALCOMM Inc	475,025		23,176
		$177,570

Engineering & Construction - 0.76%			Software - 4.04%
SBA Communications Corp (a)	94,272	9,914	Adobe Systems Inc (a)	120,779		11,046
			Microsoft Corp	768,517		41,769
						$52,815
Food - 3.39%			TOTAL COMMON STOCKS			$1,307,339
Mondelez International Inc	438,753	19,156
Nestle SA ADR	340,176	25,153	INVESTMENT COMPANIES - 0.22%	Shares Held	Value(000	's)
		$44,309	Publicly Traded Investment Fund - 0.22%
			Goldman Sachs Financial Square Funds -	2,812,742		2,813
Healthcare - Products - 1.96%			Government Fund
Danaher Corp	266,380	25,676

			TOTAL INVESTMENT COMPANIES			$2,813
Insurance - 9.34%			Total Investments			$1,310,152
Aon PLC	246,404	23,344	Liabilities in Excess of Other Assets, Net - (0.24)%			$(3,179)
Berkshire Hathaway Inc - Class B (a)	494,932	66,366	TOTAL NET ASSETS - 100.00%			$1,306,973
Markel Corp (a)	35,714	32,327
		$122,037

Internet - 14.84%			(a) Non-Income Producing Security
Alphabet Inc - A Shares (a)	34,711	26,479
Alphabet Inc - C Shares (a)	111,556	82,842
Amazon.com Inc (a)	52,440	34,862	Portfolio Summary (unaudited)
Facebook Inc (a)	387,953	40,440	Sector			Percent
Liberty Ventures (a)	215,692	9,277	Financial			36.87%
		$193,900	Communications			18.32%
Leisure Products & Services - 0.65%			Consumer, Cyclical			16.59%
Liberty TripAdvisor Holdings Inc (a)	285,303	8,542	Consumer, Non-cyclical			13.94%
			Technology			5.81%
			Industrial			3.30%
Media - 3.48%			Basic Materials			2.86%
Liberty Broadband Corp - C Shares (a)	95,963	5,068	Energy			2.33%
Liberty Global PLC - C Shares (a)	953,566	39,096	Exchange Traded Funds			0.22%
Liberty Global PLC LiLAC - C Shares (a)	32,298	1,267	Liabilities in Excess of Other Assets, Net			(0.24)%
		$45,431	TOTAL NET ASSETS			100.00%
Miscellaneous Manufacturers - 0.46%
Colfax Corp (a)	222,669	6,028

Oil & Gas - 1.54%
Exxon Mobil Corp	176,687	14,428

See accompanying notes

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 11.13%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 11.13%
Morgan Stanley Institutional Liquidity Funds -	139,634,139	$139,634	Automobile Asset Backed Securities - 0.25%
Government Portfolio			AmeriCredit Automobile Receivables Trust
			2014-2
TOTAL INVESTMENT COMPANIES		$139,634	0.94%, 02/08/2019	$455	$454
	Principal		Americredit Automobile Receivables Trust

BONDS- 34.97%	Amount (000's) Value (000's)		2014-4 1.27%, 07/08/2019(a)	500	499
Advertising - 0.05%			Capital Auto Receivables Asset Trust 2014-3
Interpublic Group of Cos Inc/The			1.48%, 11/20/2018	164	164
4.20%, 04/15/2024	$50	$50	CarMax Auto Owner Trust 2013-4
Omnicom Group Inc			1.28%, 05/15/2019	400	399
4.45%, 08/15/2020	30	32	CarMax Auto Owner Trust 2014-3
Svensk Exportkredit AB			1.16%, 06/17/2019	400	400
5.13%, 03/01/2017	550	577	Ford Credit Auto Owner Trust 2014-A
		$659	0.79%, 05/15/2018	369	368
Aerospace & Defense - 0.48%			Honda Auto Receivables 2013-3 Owner
Boeing Capital Corp			Trust
4.70%, 10/27/2019	35	39	1.13%, 09/16/2019	360	360
Boeing Co/The			Honda Auto Receivables 2013-4 Owner
2.35%, 10/30/2021	1,000	1,000	Trust
Harris Corp			1.04%, 02/18/2020	50	50
3.83%, 04/27/2025	200	198	World Omni Automobile Lease Securitization
4.40%, 12/15/2020	40	42	Trust 2013-A
L-3 Communications Corp			1.40%, 02/15/2019	500	500
3.95%, 05/28/2024	520	494			$3,194
4.95%, 02/15/2021	30	31	Automobile Manufacturers - 0.33%
Lockheed Martin Corp			American Honda Finance Corp
3.35%, 09/15/2021	500	513	1.60%, 07/13/2018	350	350
3.55%, 01/15/2026	190	191	Ford Motor Co
3.80%, 03/01/2045	250	222	7.45%, 07/16/2031	500	626
4.07%, 12/15/2042	30	28	Ford Motor Credit Co LLC
4.50%, 05/15/2036	185	188	2.15%, 01/09/2018	300	298
4.70%, 05/15/2046	60	61	2.60%, 11/04/2019	500	493
Northrop Grumman Corp			3.66%, 09/08/2024	725	707
3.50%, 03/15/2021	30	31	5.00%, 05/15/2018	500	528
5.05%, 11/15/2040	500	529	5.88%, 08/02/2021	100	112
Raytheon Co			PACCAR Financial Corp
3.13%, 10/15/2020	30	31	2.20%, 09/15/2019	20	20
4.70%, 12/15/2041	750	807	Toyota Motor Credit Corp
United Technologies Corp			1.13%, 05/16/2017	125	125
3.10%, 06/01/2022	500	511	2.00%, 10/24/2018	400	404
4.50%, 04/15/2020	550	606	3.30%, 01/12/2022	500	519
4.50%, 06/01/2042	390	396			$4,182
6.13%, 07/15/2038	46	57
		$5,975	Automobile Parts & Equipment - 0.08%
			BorgWarner Inc
Agriculture - 0.30%			4.38%, 03/15/2045	300	266
Altria Group Inc			Johnson Controls Inc
10.20%, 02/06/2039	540	891	3.75%, 12/01/2021	755	764
Archer-Daniels-Midland Co			5.25%, 12/01/2041	30	28
4.02%, 04/16/2043	350	331			$1,058
4.48%, 03/01/2021(a)	8	9
Philip Morris International Inc			Banks- 6.07%
2.90%, 11/15/2021	400	405	Abbey National Treasury Services PLC/United
4.13%, 03/04/2043	300	286	Kingdom
5.65%, 05/16/2018	430	473	3.05%, 08/23/2018	1,000	1,029
Reynolds American Inc			Associated Banc-Corp
3.25%, 11/01/2022	40	40	4.25%, 01/15/2025	300	301
4.45%, 06/12/2025	220	231	Australia & New Zealand Banking Group
6.15%, 09/15/2043	500	571	Ltd/New York NY
8.13%, 06/23/2019(b)	430	507	2.25%, 06/13/2019	550	551
		$3,744	Bank of America Corp
			1.95%, 05/12/2018	310	311
Airlines - 0.03%			2.25%, 04/21/2020	160	157
American Airlines 2014-1 Class A Pass			2.60%, 01/15/2019	100	101
Through Trust			2.65%, 04/01/2019	625	632
3.70%, 04/01/2028	19	19	3.30%, 01/11/2023	600	600
Southwest Airlines Co			4.00%, 04/01/2024	850	878
2.75%, 11/06/2019	300	304	4.25%, 10/22/2026	50	50
		$323	4.88%, 04/01/2044	450	477
			5.42%, 03/15/2017	50	52
			5.63%, 07/01/2020	500	562

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)					Banks (continued)
Bank of America Corp	(continued)				Deutsche Bank AG/London
6.00%, 09/01/2017		$100	$ 107		1.40%, 02/13/2017	$50	$50
6.11%, 01/29/2037		850	979		1.88%, 02/13/2018	300	299
6.88%, 04/25/2018		850	946		2.50%, 02/13/2019	500	505
Bank of America NA					Discover Bank/Greenwood DE
1.25%, 02/14/2017		1,000	1,000		3.20%, 08/09/2021	1,000	990
6.10%, 06/15/2017		850	905		Fifth Third Bancorp
Bank of Montreal					2.88%, 07/27/2020	500	502
1.40%, 04/10/2018		500	497		4.30%, 01/16/2024	50	52
2.38%, 01/25/2019		500	506		First Tennessee Bank NA
2.50%, 01/11/2017		100	101		2.95%, 12/01/2019	300	299
Bank of Nova Scotia/The					Goldman Sachs Group Inc/The
1.30%, 07/21/2017		300	300		2.38%, 01/22/2018	250	253
Bank One Corp					2.55%, 10/23/2019	1,300	1,312
8.00%, 04/29/2027		1,000	1,313		2.60%, 04/23/2020	300	302
Barclays Bank PLC					2.75%, 09/15/2020	250	252
5.13%, 01/08/2020		250	277		2.90%, 07/19/2018	500	513
6.75%, 05/22/2019		100	115		4.75%, 10/21/2045	100	100
Barclays PLC					5.15%, 05/22/2045	300	298
2.88%, 06/08/2020		300	301		5.25%, 07/27/2021	600	672
BB&T Corp					5.95%, 01/15/2027	700	788
1.60%, 08/15/2017		50	50		6.13%, 02/15/2033	850	1,019
2.45%, 01/15/2020		500	504		6.25%, 09/01/2017	230	248
6.85%, 04/30/2019		45	52		6.25%, 02/01/2041	220	265
BNP Paribas SA					6.75%, 10/01/2037	150	180
1.38%, 03/17/2017		500	500		HSBC Bank USA NA/New York NY
2.45%, 03/17/2019		400	404		5.63%, 08/15/2035	500	569
2.70%, 08/20/2018		400	408		HSBC Holdings PLC
BPCE SA					4.25%, 08/18/2025	750	755
1.63%, 01/26/2018		300	298		6.10%, 01/14/2042	600	755
Branch Banking & Trust Co					HSBC USA Inc
1.00%, 04/03/2017		750	747		2.35%, 03/05/2020	500	497
Capital One Financial Corp					3.50%, 06/23/2024	500	505
3.50%, 06/15/2023		40	40		Intesa Sanpaolo SpA
4.75%, 07/15/2021		400	435		2.38%, 01/13/2017	1,000	1,005
Capital One NA/Mclean VA					JPMorgan Chase & Co
1.65%, 02/05/2018		300	298		1.35%, 02/15/2017	500	500
Citigroup Inc					1.63%, 05/15/2018	1,000	997
1.70%, 04/27/2018		500	497		2.20%, 10/22/2019	1,550	1,552
1.85%, 11/24/2017		750	750		2.25%, 01/23/2020	530	528
2.15%, 07/30/2018		370	372		3.13%, 01/23/2025	300	294
2.50%, 07/29/2019		125	126		3.20%, 01/25/2023	132	133
3.30%, 04/27/2025		1,250	1,231		3.63%, 05/13/2024	100	102
5.50%, 09/13/2025		800	879		3.88%, 09/10/2024	25	25
6.13%, 05/15/2018		100	110		4.13%, 12/15/2026	500	506
6.68%, 09/13/2043		300	370		4.50%, 01/24/2022	100	108
8.13%, 07/15/2039		500	731		4.85%, 02/01/2044	400	430
Citizens Bank NA/Providence RI					5.60%, 07/15/2041	70	82
1.60%, 12/04/2017		500	495		KFW
Comerica Inc					0.00%, 04/18/2036(c)	260	138
3.80%, 07/22/2026		50	50		0.75%, 03/17/2017	1,600	1,597
Commonwealth Bank of Australia/New York					1.00%, 01/26/2018	300	299
NY					1.00%, 06/11/2018	1,600	1,588
1.40%, 09/08/2017		780	779		1.25%, 02/15/2017	100	100
Compass Bank					1.75%, 10/15/2019	50	50
3.88%, 04/10/2025		500	465		1.88%, 04/01/2019	1,200	1,213
Cooperatieve Centrale Raiffeisen-					2.00%, 05/02/2025	280	271
Boerenleenbank BA/Netherlands					2.13%, 01/17/2023	500	498
3.38%, 01/19/2017		50	51		2.50%, 11/20/2024	300	304
3.88%, 02/08/2022		950	1,004		2.75%, 09/08/2020	1,100	1,146
Cooperatieve Centrale Raiffeisen-					4.00%, 01/27/2020	100	109
Boerenleenbank BA/NY					Korea Development Bank/The
2.25%, 01/14/2019		250	252		3.88%, 05/04/2017	500	515
Credit Suisse AG/New York NY					Lloyds Bank PLC
1.38%, 05/26/2017		750	748		2.40%, 03/17/2020	500	500
3.00%, 10/29/2021		250	251		Manufacturers & Traders Trust Co
3.63%, 09/09/2024		500	504		2.10%, 02/06/2020	300	294
5.40%, 01/14/2020		800	886		6.63%, 12/04/2017	500	545
Credit Suisse Group Funding Guernsey Ltd					Morgan Stanley
3.80%, 09/15/2022(b)		1,130	1,139		3.70%, 10/23/2024	1,000	1,017
					3.75%, 02/25/2023	100	104

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Morgan Stanley (continued)			Coca-Cola Femsa SAB de CV
4.88%, 11/01/2022	$650	$703	2.38%, 11/26/2018	$540	$539
5.50%, 07/24/2020	700	787	Diageo Capital PLC
5.50%, 07/28/2021	1,000	1,135	4.83%, 07/15/2020	50	55
5.55%, 04/27/2017	690	728	5.75%, 10/23/2017	750	810
5.75%, 01/25/2021	100	114	Diageo Investment Corp
6.25%, 08/28/2017	100	108	2.88%, 05/11/2022	30	30
6.38%, 07/24/2042	200	252	Dr Pepper Snapple Group Inc
7.30%, 05/13/2019	450	524	2.60%, 01/15/2019	30	30
Oesterreichische Kontrollbank AG			PepsiCo Inc
0.75%, 12/15/2016	750	750	2.75%, 03/05/2022	280	283
1.50%, 10/21/2020	220	216	3.60%, 08/13/2042	400	365
PNC Bank NA			4.50%, 01/15/2020	1,000	1,095
1.60%, 06/01/2018	430	429			$5,901
1.85%, 07/20/2018	450	451
2.70%, 11/01/2022	300	293	Biotechnology - 0.34%
PNC Funding Corp			Amgen Inc
6.70%, 06/10/2019	365	421	2.13%, 05/15/2017	460	465
Royal Bank of Canada			5.65%, 06/15/2042	500	549
1.25%, 06/16/2017	350	349	5.70%, 02/01/2019	34	38
2.35%, 10/30/2020	500	497	5.75%, 03/15/2040	530	576
Royal Bank of Scotland Group PLC			Biogen Inc
6.40%, 10/21/2019	60	67	4.05%, 09/15/2025	160	161
Santander Holdings USA Inc			Celgene Corp
2.65%, 04/17/2020	500	494	2.30%, 08/15/2018	440	444
Societe Generale SA			3.88%, 08/15/2025	290	289
2.63%, 10/01/2018	50	51	5.00%, 08/15/2045	230	230
State Street Corp			Gilead Sciences Inc
2.55%, 08/18/2020	220	222	2.05%, 04/01/2019	40	40
3.10%, 05/15/2023	50	50	2.35%, 02/01/2020	300	302
3.55%, 08/18/2025	200	206	3.70%, 04/01/2024	600	617
5.38%, 04/30/2017	47	50	4.60%, 09/01/2035	140	142
Sumitomo Mitsui Banking Corp			4.75%, 03/01/2046	400	406
1.30%, 01/10/2017	100	100			$4,259
1.35%, 07/11/2017	750	746	Building Materials - 0.00%
Svenska Handelsbanken AB			Owens Corning
2.88%, 04/04/2017	275	281	4.20%, 12/15/2022	30	30
Toronto-Dominion Bank/The
2.13%, 07/02/2019	750	752
UBS AG/Stamford CT			Chemicals - 0.57%
1.38%, 08/14/2017	650	648	Agrium Inc
US Bancorp			5.25%, 01/15/2045	300	291
1.65%, 05/15/2017	50	50	CF Industries Inc
3.00%, 03/15/2022	50	51	3.45%, 06/01/2023	500	472
3.60%, 09/11/2024	750	764	4.95%, 06/01/2043	240	214
US Bank NA/Cincinnati OH			Dow Chemical Co/The
2.13%, 10/28/2019	500	502	3.50%, 10/01/2024	250	244
Wells Fargo & Co			9.40%, 05/15/2039	380	555
1.15%, 06/02/2017	950	950	Eastman Chemical Co
1.50%, 01/16/2018	100	100	2.70%, 01/15/2020	550	549
2.60%, 07/22/2020	1,250	1,259	4.50%, 01/15/2021	30	32
3.00%, 01/22/2021	500	512	Ecolab Inc
3.30%, 09/09/2024	1,000	998	5.50%, 12/08/2041	780	863
3.45%, 02/13/2023	500	502	EI du Pont de Nemours & Co
3.90%, 05/01/2045	120	111	3.63%, 01/15/2021	750	781
4.65%, 11/04/2044	500	490	4.15%, 02/15/2043	50	44
5.38%, 02/07/2035	250	287	LYB International Finance BV
Westpac Banking Corp			4.88%, 03/15/2044	30	29
1.20%, 05/19/2017	1,050	1,050	LyondellBasell Industries NV
4.88%, 11/19/2019	50	55	5.00%, 04/15/2019	400	430
		$76,109	Methanex Corp
			3.25%, 12/15/2019	30	29
Beverages - 0.47%			Monsanto Co
Anheuser-Busch InBev Worldwide Inc			1.15%, 06/30/2017	350	347
1.38%, 07/15/2017	750	748	2.75%, 07/15/2021	500	493
3.75%, 07/15/2042	750	660	Mosaic Co/The
5.00%, 04/15/2020	609	671	5.45%, 11/15/2033	500	511
6.38%, 01/15/2040	40	48	5.63%, 11/15/2043	25	25
6.88%, 11/15/2019	40	47	Potash Corp of Saskatchewan Inc
8.20%, 01/15/2039	40	57	3.00%, 04/01/2025	150	141
Coca-Cola Co/The			3.63%, 03/15/2024	50	49
3.15%, 11/15/2020	440	463

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
PPG Industries Inc				Fannie Mae-Aces (continued)
3.60%, 11/15/2020	$50	$52		3.22%, 08/25/2024(a)	$993	$1,042
Praxair Inc				3.46%, 01/25/2024(a)	100	105
1.25%, 11/07/2018	1,000	986		4.33%, 03/25/2020	108	116
2.20%, 08/15/2022	50	48		FHLMC Multifamily Structured Pass Through
Sigma-Aldrich Corp				Certificates
3.38%, 11/01/2020	25	26		2.08%, 12/25/2019(a)	26	26
		$7,211		2.87%, 12/25/2021	350	363
				3.02%, 02/25/2023(a)	105	110
Commercial Mortgage Backed Securities - 2.09%				3.06%, 07/25/2023(a)	150	156
Banc of America Commercial Mortgage Trust				3.30%, 04/25/2023	500	526
2006-3				3.30%, 07/25/2024(a)	500	522
5.89%, 07/10/2044	40	40		3.53%, 06/25/2020	335	357
Banc of America Commercial Mortgage Trust				3.53%, 10/25/2023	500	532
2007-1				4.33%, 10/25/2020	500	552
5.45%, 01/15/2049	880	910		GS Mortgage Securities Trust 2007-GG10
Banc of America Commercial Mortgage Trust				5.99%, 08/10/2045(a)	65	68
2007-2				GS Mortgage Securities Trust 2011-GC5
5.79%, 04/10/2049(a)	350	361
				3.00%, 08/10/2044	61	62
Bear Stearns Commercial Mortgage Securities				3.71%, 08/10/2044	375	396
Trust 2006-PWR12				GS Mortgage Securities Trust 2013-GCJ14
5.90%, 09/11/2038(a)	1	1
				4.24%, 08/10/2046(a)	50	54
Bear Stearns Commercial Mortgage Securities				GS Mortgage Securities Trust 2015-GC28
Trust 2006-PWR13				3.40%, 02/10/2048(a)	600	603
5.54%, 09/11/2041	11	11		JP Morgan Chase Commercial Mortgage
Bear Stearns Commercial Mortgage Securities				Securities Trust 2006-CIBC16
Trust 2006-TOP24				5.55%, 05/12/2045	361	366
5.54%, 10/12/2041	419	427		JP Morgan Chase Commercial Mortgage
CD 2006-CD3 Mortgage Trust				Securities Trust 2006-LDP7
5.62%, 10/15/2048	4	4		6.10%, 04/15/2045(a)	100	102
CD 2007-CD4 Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
5.32%, 12/11/2049	347	355		Securities Trust 2006-LDP8
Citigroup Commercial Mortgage Trust 2008-				5.40%, 05/15/2045(a)	448	451
C7				JP Morgan Chase Commercial Mortgage
6.35%, 12/10/2049(a)	32	34
				Securities Trust 2007-LDP10
Citigroup Commercial Mortgage Trust 2013-				5.42%, 01/15/2049	124	127
GC15				JPMBB Commercial Mortgage Securities
4.37%, 09/10/2046	500	545		Trust 2013-C14
COMM 2012-CCRE2 Mortgage Trust				4.41%, 08/15/2046	500	539
3.79%, 08/15/2045	200	210		JPMBB Commercial Mortgage Securities
COMM 2012-CCRE4 Mortgage Trust				Trust 2014-C18
3.25%, 10/15/2045	500	507		4.08%, 02/15/2047(a)	50	53
COMM 2013-CCRE6 Mortgage Trust				JPMBB Commercial Mortgage Securities
3.10%, 03/10/2046(a)	500	506
				Trust 2014-C19
COMM 2013-CCRE9 Mortgage Trust				3.67%, 04/15/2047	500	520
1.34%, 07/10/2045	383	382	LB	-UBS Commercial Mortgage Trust 2006-
COMM 2014-CCRE15 Mortgage Trust				C3
4.07%, 02/10/2047	500	534		5.66%, 03/15/2039	52	52
COMM 2014-LC15 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2006-
4.20%, 04/10/2047	350	373		C7
COMM 2014-UBS3 Mortgage Trust				5.35%, 11/15/2038	400	409
3.82%, 06/10/2047	550	575		LB-UBS Commercial Mortgage Trust 2007-
COMM 2015-DC1 Mortgage Trust				C6
3.08%, 02/10/2048(a)	500	494
				5.86%, 07/15/2040(a)	6	6
COMM 2015-LC19 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2007-
3.18%, 02/10/2048(a)	500	498
				C7
Commercial Mortgage Loan Trust 2008-LS1				5.87%, 09/15/2045(a)	369	391
6.23%, 12/10/2049(a)	13	13
				Merrill Lynch Mortgage Trust 2006-C2
Commercial Mortgage Trust 2007-GG9				5.74%, 08/12/2043	20	21
5.44%, 03/10/2039(a)	119	123
				ML-CFC Commercial Mortgage Trust 2006-
Credit Suisse Commercial Mortgage Trust				4
Series 2007-C2				5.17%, 12/12/2049	414	422
5.54%, 01/15/2049	500	513		Morgan Stanley Bank of America Merrill
Credit Suisse Mortgage Capital Certificates				Lynch Trust 2013-C11
2006-C4				3.09%, 08/15/2046(a)	100	103
5.47%, 09/15/2039	237	241		Morgan Stanley Bank of America Merrill
Fannie Mae-Aces				Lynch Trust 2013-C12
2.30%, 09/25/2022	465	467		4.26%, 10/15/2046	500	542
2.48%, 04/25/2022	500	505		Morgan Stanley Bank of America Merrill
2.51%, 11/25/2022	1,000	1,011		Lynch Trust 2014-C14
2.53%, 09/25/2024	500	492		3.67%, 02/15/2047	500	522
2.59%, 04/25/2023(a)	389	395

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Commercial Mortgage Backed Securities (continued)			Computers (continued)
Morgan Stanley Bank of America Merrill			Apple Inc (continued)
Lynch Trust 2014-C15			3.20%, 05/13/2025	$560	$567
4.05%, 04/15/2047	$580	$617	3.85%, 05/04/2043	550	510
Morgan Stanley Bank of America Merrill			4.38%, 05/13/2045	80	80
Lynch Trust 2015-C20			Computer Sciences Corp
3.25%, 02/15/2048(a)	500	499	6.50%, 03/15/2018	30	33
Morgan Stanley Capital I Trust 2006-HQ8			EMC Corp/MA
5.61%, 03/12/2044(a)	1	1	1.88%, 06/01/2018	550	534
Morgan Stanley Capital I Trust 2006-IQ12			Hewlett Packard Enterprise Co
5.33%, 12/15/2043	338	345	2.85%, 10/05/2018(b)	330	331
Morgan Stanley Capital I Trust 2007-IQ13			3.60%, 10/15/2020(b)	320	323
5.36%, 03/15/2044(a)	290	297	4.90%, 10/15/2025(b)	200	197
Morgan Stanley Capital I Trust 2007-IQ14			6.20%, 10/15/2035(b)	50	49
5.61%, 04/15/2049	72	72	6.35%, 10/15/2045(b)	100	96
Morgan Stanley Capital I Trust 2007-TOP25			HP Inc
5.51%, 11/12/2049	909	934	4.65%, 12/09/2021	250	252
UBS Commercial Mortgage Trust 2012-C1			6.00%, 09/15/2041	280	258
3.00%, 05/10/2045	37	37	International Business Machines Corp
3.40%, 05/10/2045(a)	71	73	1.63%, 05/15/2020	500	492
UBS-Barclays Commercial Mortgage Trust			5.70%, 09/14/2017	650	701
2012-C3			7.00%, 10/30/2025	370	478
3.09%, 08/10/2049(a)	50	51	Seagate HDD Cayman
UBS-Barclays Commercial Mortgage Trust			4.75%, 06/01/2023	550	486
2012-C4					$6,942
2.85%, 12/10/2045(a)	100	99
Wachovia Bank Commercial Mortgage Trust			Consumer Products - 0.01%
Series 2007-C34			Clorox Co/The
5.68%, 05/15/2046(a)	97	101	3.80%, 11/15/2021	30	31
WFRBS Commercial Mortgage Trust 2012-			Kimberly-Clark Corp
C7			2.40%, 03/01/2022	30	30
2.30%, 06/15/2045	660	662	7.50%, 11/01/2018	25	29
WFRBS Commercial Mortgage Trust 2012-					$90
C9			Cosmetics & Personal Care - 0.13%
3.39%, 11/15/2045	500	510	Colgate-Palmolive Co
WFRBS Commercial Mortgage Trust 2013-			2.45%, 11/15/2021	500	505
C14			Procter & Gamble Co/The
3.34%, 06/15/2046	500	510	2.30%, 02/06/2022	500	499
WFRBS Commercial Mortgage Trust 2014-			6.45%, 01/15/2026	500	637
C20					$1,641
4.00%, 05/15/2047	500	530
WFRBS Commercial Mortgage Trust 2014-			Credit Card Asset Backed Securities - 0.31%
LC14			Barclays Dryrock Issuance Trust
1.19%, 03/15/2047	90	90	2.20%, 12/15/2022(a)	760	760
		$26,171	Capital One Multi-Asset Execution Trust
			5.75%, 07/15/2020	100	108
Commercial Services - 0.12%			Chase Issuance Trust
California Institute of Technology			1.15%, 01/15/2019	1,000	1,002
4.32%, 08/01/2045	50	51	Citibank Credit Card Issuance Trust
Lender Processing Services Inc / Black Knight			1.11%, 07/23/2018	50	50
Lending Solutions Inc			2.88%, 01/23/2023	605	620
5.75%, 04/15/2023	22	23	5.30%, 03/15/2018	50	51
Massachusetts Institute of Technology			Discover Card Execution Note Trust
4.68%, 07/01/2114	100	102	1.04%, 04/15/2019	491	491
McGraw Hill Financial Inc			2.12%, 12/15/2021	500	504
4.00%, 06/15/2025(b)	350	349	Synchrony Credit Card Master Note Trust
6.55%, 11/15/2037	30	34	1.36%, 08/17/2020	250	249
Moody's Corp					$3,835
5.25%, 07/15/2044	90	93
University of Southern California			Diversified Financial Services - 1.07%
5.25%, 10/01/2111	20	23	Air Lease Corp
Western Union Co/The			2.13%, 01/15/2018	775	764
2.88%, 12/10/2017	750	762	3.38%, 01/15/2019	50	51
5.25%, 04/01/2020	30	33	3.75%, 02/01/2022	70	69
Yale University			American Express Co
2.09%, 04/15/2019	50	50	4.05%, 12/03/2042	500	474
		$1,520	7.00%, 03/19/2018	56	62
			American Express Credit Corp
Computers - 0.55%			1.13%, 06/05/2017	50	50
Apple Inc			2.25%, 08/15/2019	750	752
1.00%, 05/03/2018	500	497	2.38%, 03/24/2017	500	507
1.55%, 02/07/2020	500	494	Ameriprise Financial Inc
2.85%, 05/06/2021	550	564	4.00%, 10/15/2023	775	816

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Bear Stearns Cos LLC/The			Empresa Nacional de Electricidad SA/Chile
5.55%, 01/22/2017	$50	$52	4.25%, 04/15/2024	$30	$30
6.40%, 10/02/2017	100	108	Entergy Arkansas Inc
BlackRock Inc			3.75%, 02/15/2021	30	31
3.38%, 06/01/2022	30	31	Entergy Corp
5.00%, 12/10/2019	430	478	5.13%, 09/15/2020	30	32
Capital One Bank USA NA			Exelon Corp
2.25%, 02/13/2019	400	399	4.95%, 06/15/2035	320	323
Charles Schwab Corp/The			Exelon Generation Co LLC
3.00%, 03/10/2025	300	294	4.25%, 06/15/2022	500	511
General Electric Capital Corp			FirstEnergy Solutions Corp
2.20%, 01/09/2020	760	766	6.80%, 08/15/2039	530	522
2.30%, 04/27/2017	173	176	Florida Power & Light Co
2.30%, 01/14/2019	500	509	2.75%, 06/01/2023	500	499
2.90%, 01/09/2017	750	765	4.05%, 10/01/2044	25	25
3.15%, 09/07/2022	500	512	5.13%, 06/01/2041	40	45
4.63%, 01/07/2021	50	55	Georgia Power Co
5.63%, 09/15/2017	500	538	5.65%, 03/01/2037	750	812
5.88%, 01/14/2038	1,000	1,226	Great Plains Energy Inc
6.38%, 11/15/2067(a)	50	53	4.85%, 06/01/2021	30	32
6.75%, 03/15/2032	250	328	Hydro-Quebec
HSBC Finance Corp			8.05%, 07/07/2024	530	718
6.68%, 01/15/2021	850	986	Idaho Power Co
Intercontinental Exchange Inc			3.65%, 03/01/2045	200	182
4.00%, 10/15/2023	25	26	Interstate Power & Light Co
Jefferies Group LLC			3.25%, 12/01/2024	300	303
6.88%, 04/15/2021	280	316	Louisville Gas & Electric Co
8.50%, 07/15/2019	33	39	5.13%, 11/15/2040	330	369
Legg Mason Inc			Mississippi Power Co
5.63%, 01/15/2044	25	25	4.25%, 03/15/2042	30	23
MasterCard Inc			Nevada Power Co
2.00%, 04/01/2019	30	30	5.45%, 05/15/2041	340	384
National Rural Utilities Cooperative Finance			7.13%, 03/15/2019	434	500
Corp			NextEra Energy Capital Holdings Inc
2.85%, 01/27/2025	100	97	4.50%, 06/01/2021	50	53
3.05%, 02/15/2022	530	538	NiSource Finance Corp
Nomura Holdings Inc			6.40%, 03/15/2018	215	236
6.70%, 03/04/2020	500	577	Northern States Power Co/MN
Synchrony Financial			5.35%, 11/01/2039	30	35
1.88%, 08/15/2017	1,000	998	Oncor Electric Delivery Co LLC
		$13,467	5.25%, 09/30/2040	530	564
			Pacific Gas & Electric Co
Electric - 1.54%			3.75%, 02/15/2024	125	130
Ameren Illinois Co			5.40%, 01/15/2040	30	34
2.70%, 09/01/2022	530	524	5.80%, 03/01/2037	500	584
Arizona Public Service Co			8.25%, 10/15/2018	300	350
3.35%, 06/15/2024	40	41	PacifiCorp
Berkshire Hathaway Energy Co			5.65%, 07/15/2018	30	33
3.75%, 11/15/2023	750	773	PECO Energy Co
6.13%, 04/01/2036	450	533	2.38%, 09/15/2022	460	449
Commonwealth Edison Co			Potomac Electric Power Co
4.70%, 01/15/2044	150	159	3.60%, 03/15/2024	30	31
Consolidated Edison Co of New York Inc			PPL Capital Funding Inc
6.65%, 04/01/2019	540	614	3.50%, 12/01/2022	1,000	1,015
6.75%, 04/01/2038	530	688	Progress Energy Inc
Dominion Resources Inc/VA			3.15%, 04/01/2022	40	40
2.50%, 12/01/2019	300	300	Public Service Co of Colorado
4.05%, 09/15/2042	400	358	3.95%, 03/15/2043	30	29
DTE Electric Co			Public Service Electric & Gas Co
3.70%, 03/15/2045	200	184	3.05%, 11/15/2024	300	301
6.63%, 06/01/2036	50	65	3.50%, 08/15/2020	372	392
Duke Energy Carolinas LLC			Puget Sound Energy Inc
4.00%, 09/30/2042	280	270	4.43%, 11/15/2041	30	31
6.00%, 12/01/2028	500	604	San Diego Gas & Electric Co
6.45%, 10/15/2032	500	627	3.60%, 09/01/2023	30	32
Duke Energy Florida LLC			South Carolina Electric & Gas Co
5.65%, 06/15/2018	30	33	5.45%, 02/01/2041	40	45
Duke Energy Indiana Inc			Southern California Edison Co
4.20%, 03/15/2042	30	30	1.13%, 05/01/2017	30	30
Duke Energy Progress LLC			5.50%, 03/15/2040	350	415
4.38%, 03/30/2044	400	409	5.95%, 02/01/2038	30	37

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's))	Value (000's	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Southern Co/The			Fannie Mae (continued)
2.45%, 09/01/2018	$540	$545	1.07%, 09/27/2017	$82	$82
Southwestern Electric Power Co			1.13%, 04/27/2017	1,000	1,004
5.88%, 03/01/2018	600	651	1.13%, 03/28/2018	70	70
6.20%, 03/15/2040	390	467	1.13%, 04/30/2018	750	751
6.45%, 01/15/2019	30	34	1.13%, 07/20/2018	500	499
Southwestern Public Service Co			1.13%, 12/14/2018	700	696
4.50%, 08/15/2041	600	622	1.25%, 01/30/2017	500	503
TransAlta Corp			1.50%, 06/22/2020	750	742
6.50%, 03/15/2040	30	26	1.50%, 11/30/2020	500	492
Union Electric Co			1.63%, 11/27/2018	125	126
3.65%, 04/15/2045	500	455	1.70%, 10/04/2019	700	700
WEC Energy Group Inc			1.75%, 09/12/2019	1,000	1,007
3.55%, 06/15/2025	70	71	1.75%, 11/26/2019	400	402
Wisconsin Power & Light Co			1.88%, 09/18/2018	100	102
4.10%, 10/15/2044	50	49	1.88%, 02/19/2019	500	508
		$19,339	1.88%, 12/28/2020	300	300
			2.63%, 09/06/2024	500	508
Electrical Components & Equipment - 0.03%			3.00%, 03/01/2028	500	492
Emerson Electric Co			5.38%, 06/12/2017	700	746
2.63%, 02/15/2023	30	29	5.63%, 07/15/2037	65	87
4.88%, 10/15/2019	30	33	6.00%, 04/18/2036	54	55
5.25%, 10/15/2018	250	274	6.63%, 11/15/2030	500	712
		$336	7.13%, 01/15/2030	250	368
Electronics - 0.23%			7.25%, 05/15/2030	249	372
Amphenol Corp			Federal Home Loan Banks
1.55%, 09/15/2017	500	499	0.63%, 10/26/2017	400	397
Arrow Electronics Inc			0.75%, 08/28/2017	250	249
4.50%, 03/01/2023	30	30	0.88%, 05/24/2017	500	500
Corning Inc			1.00%, 12/19/2017	600	600
4.25%, 08/15/2020	500	527	1.63%, 06/14/2019	800	804
Honeywell International Inc			1.75%, 12/14/2018	250	253
3.35%, 12/01/2023	500	513	1.88%, 03/13/2020	500	505
Jabil Circuit Inc			2.00%, 09/14/2018	500	511
4.70%, 09/15/2022	30	30	4.13%, 03/13/2020	100	110
Koninklijke Philips NV			4.75%, 12/16/2016	975	1,015
3.75%, 03/15/2022	500	516	4.88%, 05/17/2017	60	63
5.00%, 03/15/2042	30	29	5.00%, 11/17/2017	750	808
5.75%, 03/11/2018	26	28	5.50%, 07/15/2036	50	66
Thermo Fisher Scientific Inc			5.63%, 06/11/2021	65	78
1.30%, 02/01/2017	60	60	Freddie Mac
4.15%, 02/01/2024	600	629	0.75%, 01/12/2018	550	546
4.70%, 05/01/2020	30	32	0.88%, 02/22/2017	1,500	1,502
		$2,893	0.88%, 03/07/2018	1,000	995
			1.00%, 03/08/2017	1,500	1,503
Environmental Control - 0.13%			1.00%, 07/28/2017	500	501
Republic Services Inc			1.00%, 09/29/2017	500	500
3.20%, 03/15/2025	300	291	1.25%, 10/02/2019	1,000	986
5.50%, 09/15/2019	25	28	1.38%, 05/01/2020	500	494
6.20%, 03/01/2040	255	303	1.40%, 08/22/2019	163	162
Waste Management Inc			1.75%, 05/30/2019	250	252
3.50%, 05/15/2024	1,000	1,007	2.38%, 01/13/2022	500	509
		$1,629	3.00%, 01/18/2028	59	58
Federal & Federally Sponsored Credit - 0.05%			3.75%, 03/27/2019	500	538
Federal Farm Credit Banks			4.88%, 06/13/2018	63	69
0.54%, 11/07/2016	70	70	5.00%, 02/16/2017	73	77
4.88%, 01/17/2017	485	507	5.13%, 11/17/2017	70	76
		$577	5.50%, 08/23/2017	169	182
			6.25%, 07/15/2032	500	701
Finance - Mortgage Loan/Banker - 2.59%			6.75%, 03/15/2031	43	62
Fannie Mae					$32,565
0.00%, 10/09/2019(c)	85	79
0.88%, 10/26/2017	1,094	1,092	Food- 0.52%
0.88%, 12/20/2017	1,000	997	Campbell Soup Co
0.88%, 12/27/2017	650	648	4.25%, 04/15/2021	30	32
0.88%, 02/08/2018	1,000	995	ConAgra Foods Inc
0.88%, 05/21/2018	1,000	992	3.25%, 09/15/2022	1,030	996
0.95%, 08/23/2017	194	193	4.65%, 01/25/2043	30	27
1.00%, 12/28/2017	72	72	Delhaize Group
1.05%, 05/25/2018	50	50	5.70%, 10/01/2040	30	31
1.07%, 07/28/2017	450	451	General Mills Inc
			1.40%, 10/20/2017	550	550

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Products (continued)
General Mills Inc (continued)			Medtronic Inc (continued)
3.15%, 12/15/2021	$30	$30	3.50%, 03/15/2025	$780	$790
JM Smucker Co/The			4.38%, 03/15/2035	250	255
3.00%, 03/15/2022	300	300	4.45%, 03/15/2020	30	33
4.25%, 03/15/2035	300	294	4.63%, 03/15/2044	500	513
Kellogg Co			5.55%, 03/15/2040	40	47
4.00%, 12/15/2020	780	823	St Jude Medical Inc
Kraft Foods Group Inc			4.75%, 04/15/2043	300	290
3.50%, 06/06/2022	500	508	Stryker Corp
5.38%, 02/10/2020	30	33	4.38%, 05/15/2044	25	25
6.50%, 02/09/2040	30	35	Zimmer Biomet Holdings Inc
Kraft Heinz Foods Co			2.00%, 04/01/2018	200	199
2.00%, 07/02/2018(b)	330	330	3.15%, 04/01/2022	200	198
3.95%, 07/15/2025(b)	120	123	4.45%, 08/15/2045	300	278
5.20%, 07/15/2045(b)	260	271			$3,805
Kroger Co/The
2.95%, 11/01/2021	500	496	Healthcare - Services - 0.38%
5.40%, 07/15/2040	30	32	Aetna Inc
Mondelez International Inc			1.50%, 11/15/2017	530	529
4.00%, 02/01/2024	30	31	6.63%, 06/15/2036	13	16
6.50%, 02/09/2040	530	650	Anthem Inc
Tyson Foods Inc			3.50%, 08/15/2024	450	446
4.88%, 08/15/2034	350	357	4.65%, 01/15/2043	30	29
Unilever Capital Corp			4.65%, 08/15/2044	350	337
4.25%, 02/10/2021	500	550	Cigna Corp
		$6,499	4.00%, 02/15/2022	600	622
			Humana Inc
Forest Products & Paper - 0.04%			2.63%, 10/01/2019	20	20
Georgia-Pacific LLC			4.63%, 12/01/2042	500	483
7.75%, 11/15/2029	20	26	Memorial Sloan-Kettering Cancer Center
International Paper Co			4.20%, 07/01/2055	250	235
7.30%, 11/15/2039	326	390	Quest Diagnostics Inc
Plum Creek Timberlands LP			4.75%, 01/30/2020	12	13
4.70%, 03/15/2021	30	32	UnitedHealth Group Inc
		$448	1.90%, 07/16/2018	300	302
			2.70%, 07/15/2020	300	305
Gas- 0.15%			3.75%, 07/15/2025	190	197
Atmos Energy Corp			4.70%, 02/15/2021	500	551
4.13%, 10/15/2044	250	242	6.50%, 06/15/2037	500	634
CenterPoint Energy Inc					$4,719
6.50%, 05/01/2018	30	33
Dominion Gas Holdings LLC			Housewares - 0.02%
3.55%, 11/01/2023	30	30	Newell Rubbermaid Inc
4.60%, 12/15/2044	500	473	2.88%, 12/01/2019	200	200
ONE Gas Inc
3.61%, 02/01/2024	50	51
Piedmont Natural Gas Co Inc			Insurance - 0.89%
4.10%, 09/18/2034	25	24	ACE INA Holdings Inc
Sempra Energy			2.70%, 03/13/2023	300	293
			2.88%, 11/03/2022	500	497
2.40%, 03/15/2020	200	198	5.90%, 06/15/2019	30	34
6.00%, 10/15/2039	634	729
Southern California Gas Co			Aflac Inc
			3.63%, 11/15/2024	300	308
4.45%, 03/15/2044	50	53	6.45%, 08/15/2040	30	37
		$1,833	American International Group Inc
Hand & Machine Tools - 0.02%			3.88%, 01/15/2035	300	271
Stanley Black & Decker Inc			4.80%, 07/10/2045	260	259
3.40%, 12/01/2021	250	255	4.88%, 06/01/2022	850	927
			6.25%, 05/01/2036	100	117
			Aon Corp
Healthcare - Products - 0.30%			5.00%, 09/30/2020	480	528
Becton Dickinson and Co			AXA SA
1.45%, 05/15/2017	230	230	8.60%, 12/15/2030	30	41
3.88%, 05/15/2024	30	31	Berkshire Hathaway Finance Corp
5.00%, 11/12/2040	30	31	1.60%, 05/15/2017	400	403
Boston Scientific Corp			4.25%, 01/15/2021	350	384
6.00%, 01/15/2020	30	33	5.75%, 01/15/2040	450	530
Covidien International Finance SA			Chubb Corp/The
6.00%, 10/15/2017	530	574	6.50%, 05/15/2038	326	423
Danaher Corp			CNA Financial Corp
5.63%, 01/15/2018	25	27	5.75%, 08/15/2021	40	45
Medtronic Inc			First American Financial Corp
1.50%, 03/15/2018	250	251	4.60%, 11/15/2024	300	305

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Machinery - Construction & Mining (continued)
Hartford Financial Services Group Inc/The			Caterpillar Financial Services
6.63%, 03/30/2040	$530	$664	Corp (continued)
Lincoln National Corp			5.45%, 04/15/2018	$500	$544
8.75%, 07/01/2019	430	521	7.15%, 02/15/2019	25	29
Marsh & McLennan Cos Inc			Caterpillar Inc
2.35%, 09/10/2019	25	25	3.40%, 05/15/2024	500	509
2.35%, 03/06/2020	200	199	3.80%, 08/15/2042	50	45
MetLife Inc					$1,667
4.05%, 03/01/2045	200	188
4.72%, 12/15/2044(a)	200	206	Machinery - Diversified - 0.09%
4.75%, 02/08/2021	750	830	Cummins Inc
6.40%, 12/15/2066(a)	430	473	4.88%, 10/01/2043	25	26
7.72%, 02/15/2019	130	153	John Deere Capital Corp
PartnerRe Finance B LLC			1.20%, 10/10/2017	30	30
5.50%, 06/01/2020	40	44	1.55%, 12/15/2017	25	25
Progressive Corp/The			2.75%, 03/15/2022	530	525
3.75%, 08/23/2021	30	32	3.35%, 06/12/2024	300	308
4.35%, 04/25/2044	30	30	Rockwell Automation Inc
Prudential Financial Inc			6.25%, 12/01/2037	129	161
5.70%, 12/14/2036	480	548	Roper Technologies Inc
7.38%, 06/15/2019	500	584	1.85%, 11/15/2017	30	30
Reinsurance Group of America Inc					$1,105
4.70%, 09/15/2023	30	32	Media- 1.05%
Travelers Cos Inc/The			21st Century Fox America Inc
6.25%, 06/15/2037	533	672	3.00%, 09/15/2022	40	40
Voya Financial Inc			4.50%, 02/15/2021	500	541
5.50%, 07/15/2022	30	34	6.40%, 12/15/2035	50	59
XLIT Ltd			7.85%, 03/01/2039	500	662
2.30%, 12/15/2018	500	501	CBS Corp
		$11,138	3.70%, 08/15/2024	500	490
Internet - 0.20%			5.75%, 04/15/2020	530	593
Alibaba Group Holding Ltd			7.88%, 07/30/2030	30	38
3.60%, 11/28/2024(b)	1,000	964	Comcast Corp
Amazon.com Inc			3.13%, 07/15/2022	575	591
2.50%, 11/29/2022	40	39	3.38%, 02/15/2025	600	613
2.60%, 12/05/2019	500	511	3.38%, 08/15/2025	300	306
eBay Inc			4.50%, 01/15/2043	25	25
2.60%, 07/15/2022	450	421	4.60%, 08/15/2045	270	280
Google Inc			5.65%, 06/15/2035	500	585
3.63%, 05/19/2021	40	43	5.70%, 05/15/2018	100	110
Symantec Corp			6.30%, 11/15/2017	500	548
2.75%, 06/15/2017	500	500	6.40%, 03/01/2040	500	632
		$2,478	6.45%, 03/15/2037	60	76
			DIRECTV Holdings LLC / DIRECTV
Iron & Steel - 0.07%			Financing Co Inc
Nucor Corp			3.80%, 03/15/2022	530	542
4.00%, 08/01/2023	250	250	3.95%, 01/15/2025	500	500
Vale Overseas Ltd			5.88%, 10/01/2019	520	586
5.63%, 09/15/2019	380	365	Discovery Communications LLC
6.88%, 11/10/2039	50	37	5.05%, 06/01/2020	430	462
Vale SA			6.35%, 06/01/2040	40	40
5.63%, 09/11/2042	350	228	RELX Capital Inc
		$880	3.13%, 10/15/2022	16	16
			Scripps Networks Interactive Inc
Leisure Products & Services - 0.03%			3.95%, 06/15/2025	350	336
Carnival Corp			Thomson Reuters Corp
3.95%, 10/15/2020	25	26	3.95%, 09/30/2021	200	208
Harley-Davidson Inc			5.85%, 04/15/2040	30	32
3.50%, 07/28/2025	300	302	Time Warner Cable Inc
		$328	4.50%, 09/15/2042	500	406
Lodging - 0.05%			7.30%, 07/01/2038	60	65
Marriott International Inc/MD			8.75%, 02/14/2019	830	970
2.88%, 03/01/2021	600	599	Time Warner Inc
Wyndham Worldwide Corp			3.55%, 06/01/2024	500	496
3.90%, 03/01/2023	25	24	4.88%, 03/15/2020	430	470
		$623	6.20%, 03/15/2040	430	483
			Viacom Inc
Machinery - Construction & Mining - 0.13%			2.50%, 12/15/2016	30	30
Caterpillar Financial Services Corp			3.88%, 12/15/2021	530	523
1.63%, 06/01/2017	30	30	4.38%, 03/15/2043	330	243
2.45%, 09/06/2018	500	510

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Oil & Gas - 2.15%
Walt Disney Co/The			Anadarko Petroleum Corp
3.75%, 06/01/2021	$525	$562	6.20%, 03/15/2040	430	$453
7.00%, 03/01/2032	30	41	Apache Corp	$
		$13,200	3.63%, 02/01/2021	530	544
			4.75%, 04/15/2043	280	264
Metal Fabrication & Hardware - 0.00%			BP Capital Markets PLC
Precision Castparts Corp			1.85%, 05/05/2017	600	605
1.25%, 01/15/2018	30	30	2.52%, 01/15/2020	500	505
			3.25%, 05/06/2022	640	647
Mining - 0.37%			4.75%, 03/10/2019	170	184
Barrick North America Finance LLC			Canadian Natural Resources Ltd
5.75%, 05/01/2043	280	222	1.75%, 01/15/2018	300	295
Barrick PD Australia Finance Pty Ltd			3.80%, 04/15/2024	750	709
4.95%, 01/15/2020	180	185	Cenovus Energy Inc
BHP Billiton Finance USA Ltd			5.70%, 10/15/2019	290	313
2.05%, 09/30/2018	250	250	Chevron Corp
5.00%, 09/30/2043	500	478	1.35%, 11/15/2017	300	301
Freeport-McMoRan Inc			2.19%, 11/15/2019	350	353
2.15%, 03/01/2017	630	595	2.42%, 11/17/2020	175	176
4.00%, 11/14/2021	500	365	2.43%, 06/24/2020	290	293
5.40%, 11/14/2034	500	320	3.33%, 11/17/2025	165	168
Goldcorp Inc			CNOOC Nexen Finance 2014 ULC
3.63%, 06/09/2021	30	29	1.63%, 04/30/2017	200	199
Newmont Mining Corp			4.25%, 04/30/2024	500	513
3.50%, 03/15/2022	500	450	ConocoPhillips
5.13%, 10/01/2019	50	53	6.00%, 01/15/2020	500	569
Rio Tinto Alcan Inc			6.50%, 02/01/2039	490	585
5.75%, 06/01/2035	400	417	ConocoPhillips Co
6.13%, 12/15/2033	30	32	1.05%, 12/15/2017	100	99
Rio Tinto Finance USA Ltd			2.88%, 11/15/2021	300	299
3.75%, 09/20/2021	400	407	Continental Resources Inc/OK
6.50%, 07/15/2018	412	453	4.50%, 04/15/2023	530	461
Southern Copper Corp			Devon Energy Corp
5.38%, 04/16/2020	40	43	5.60%, 07/15/2041	495	458
5.88%, 04/23/2045	350	278	6.30%, 01/15/2019	445	491
6.75%, 04/16/2040	100	89	Ecopetrol SA
		$4,666	5.88%, 09/18/2023	1,040	1,030
			Encana Corp
Miscellaneous Manufacturers - 0.34%			3.90%, 11/15/2021	540	504
3M Co			EOG Resources Inc
2.00%, 06/26/2022	500	489	2.63%, 03/15/2023	480	467
5.70%, 03/15/2037	30	37	4.40%, 06/01/2020	40	43
Dover Corp			EQT Corp
5.38%, 03/01/2041	30	34	6.50%, 04/01/2018	30	32
Eaton Corp			Exxon Mobil Corp
1.50%, 11/02/2017	500	499	0.92%, 03/15/2017	330	330
2.75%, 11/02/2022	20	20	1.31%, 03/06/2018	200	200
4.15%, 11/02/2042	20	19	2.71%, 03/06/2025	200	197
General Electric Co			Hess Corp
4.50%, 03/11/2044	500	516	1.30%, 06/15/2017	500	493
5.25%, 12/06/2017	500	539	7.30%, 08/15/2031	540	613
Illinois Tool Works Inc			Husky Energy Inc
0.90%, 02/25/2017	780	779	4.00%, 04/15/2024	100	95
Ingersoll-Rand Luxembourg Finance SA			Kerr-McGee Corp
2.63%, 05/01/2020	500	494	6.95%, 07/01/2024	400	467
Parker-Hannifin Corp			Marathon Oil Corp
3.30%, 11/21/2024	300	304	3.85%, 06/01/2025	500	448
3.50%, 09/15/2022	30	31	5.90%, 03/15/2018	30	32
Tyco Electronics Group SA			Marathon Petroleum Corp
7.13%, 10/01/2037	37	47	5.00%, 09/15/2054	200	176
Tyco International Finance SA			Murphy Oil Corp
5.13%, 09/14/2045	500	518	3.70%, 12/01/2022	40	33
		$4,326	Nexen Energy ULC
Office & Business Equipment - 0.05%			6.40%, 05/15/2037	230	269
Pitney Bowes Inc			7.50%, 07/30/2039	39	51
5.75%, 09/15/2017	29	31	Noble Energy Inc
Xerox Corp			4.15%, 12/15/2021	750	752
4.50%, 05/15/2021	30	31	Noble Holding International Ltd
5.63%, 12/15/2019	350	374	6.20%, 08/01/2040	65	43
6.75%, 12/15/2039	250	246	Occidental Petroleum Corp
		$682	3.50%, 06/15/2025	500	503

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Petro-Canada			AbbVie Inc (continued)
6.80%, 05/15/2038	$534	$656	2.90%, 11/06/2022	$550	$535
Petroleos Mexicanos			3.60%, 05/14/2025	150	149
4.25%, 01/15/2025(b)	50	47	4.50%, 05/14/2035	220	214
4.88%, 01/24/2022	80	80	4.70%, 05/14/2045	320	314
5.50%, 06/27/2044	30	25	Actavis Funding SCS
5.63%, 01/23/2046(b)	800	672	3.00%, 03/12/2020	685	694
5.75%, 03/01/2018	1,300	1,375	3.80%, 03/15/2025	1,020	1,028
6.63%, 06/15/2035	750	731	4.55%, 03/15/2035	170	167
Phillips 66			Actavis Inc
4.88%, 11/15/2044	500	492	1.88%, 10/01/2017	500	501
5.88%, 05/01/2042	30	33	6.13%, 08/15/2019	34	38
Pioneer Natural Resources Co			AmerisourceBergen Corp
3.95%, 07/15/2022	30	30	3.40%, 05/15/2024	30	29
Pride International Inc			AstraZeneca PLC
7.88%, 08/15/2040	1,000	907	2.38%, 11/16/2020	195	195
Rowan Cos Inc			3.38%, 11/16/2025	180	180
5.00%, 09/01/2017	30	31	4.00%, 09/18/2042	300	287
Shell International Finance BV			5.90%, 09/15/2017	500	540
3.25%, 05/11/2025	280	279	Bristol-Myers Squibb Co
4.13%, 05/11/2035	60	60	3.25%, 08/01/2042	515	448
4.38%, 03/25/2020	565	613	Cardinal Health Inc
4.38%, 05/11/2045	500	494	1.90%, 06/15/2017	400	402
5.50%, 03/25/2040	430	488	4.60%, 03/15/2043	430	417
Statoil ASA			Eli Lilly & Co
1.25%, 11/09/2017	750	747	5.50%, 03/15/2027	530	632
2.25%, 11/08/2019	500	503	Express Scripts Holding Co
3.15%, 01/23/2022	300	305	3.90%, 02/15/2022	500	518
5.25%, 04/15/2019	58	64	4.75%, 11/15/2021	50	54
Suncor Energy Inc			GlaxoSmithKline Capital Inc
6.85%, 06/01/2039	13	16	5.65%, 05/15/2018	430	473
Talisman Energy Inc			6.38%, 05/15/2038	430	552
6.25%, 02/01/2038	30	25	Johnson & Johnson
Total Capital International SA			4.85%, 05/15/2041	450	520
2.13%, 01/10/2019	400	405	5.55%, 08/15/2017	30	32
2.88%, 02/17/2022	400	402	5.95%, 08/15/2037	75	97
Total Capital SA			McKesson Corp
4.25%, 12/15/2021	550	592	1.29%, 03/10/2017	500	499
Valero Energy Corp			2.70%, 12/15/2022	500	480
9.38%, 03/15/2019	500	602	4.75%, 03/01/2021	100	108
		$26,936	4.88%, 03/15/2044	80	81
			Mead Johnson Nutrition Co
Oil & Gas Services - 0.12%			4.60%, 06/01/2044	30	28
Baker Hughes Inc			Merck & Co Inc
7.50%, 11/15/2018	34	39	1.10%, 01/31/2018	500	498
Cameron International Corp			6.55%, 09/15/2037	290	379
6.38%, 07/15/2018	30	33	Merck Sharp & Dohme Corp
Halliburton Co			5.00%, 06/30/2019	530	588
3.25%, 11/15/2021	530	538	Mylan Inc
3.80%, 11/15/2025	145	146	4.20%, 11/29/2023	30	29
4.85%, 11/15/2035	180	181	Novartis Capital Corp
5.00%, 11/15/2045	230	234	3.40%, 05/06/2024	500	519
7.45%, 09/15/2039	26	34	4.40%, 04/24/2020	30	33
Weatherford International Ltd/Bermuda			4.40%, 05/06/2044	30	31
6.00%, 03/15/2018	34	32	Novartis Securities Investment Ltd
6.75%, 09/15/2040	380	252	5.13%, 02/10/2019	500	551
		$1,489	Perrigo Co PLC
Packaging & Containers - 0.00%			5.30%, 11/15/2043	500	490
MeadWestvaco Corp			Pfizer Inc
7.38%, 09/01/2019	25	29	3.40%, 05/15/2024	100	102
Packaging Corp of America			4.30%, 06/15/2043	200	198
4.50%, 11/01/2023	25	26	5.20%, 08/12/2020	110	124
		$55	6.20%, 03/15/2019	380	430
			Teva Pharmaceutical Finance IV BV
Pharmaceuticals - 1.37%			3.65%, 11/10/2021	750	759
Abbott Laboratories			Wyeth LLC
2.00%, 03/15/2020	300	300	6.50%, 02/01/2034	500	624
5.13%, 04/01/2019	530	587	Zoetis Inc
AbbVie Inc			3.25%, 02/01/2023	40	38
1.80%, 05/14/2018	570	570			$17,231
2.50%, 05/14/2020	170	169

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines - 0.73%			Regional Authority - 0.28%
Boardwalk Pipelines LP			Province of British Columbia Canada
3.38%, 02/01/2023	$30	$26	2.65%, 09/22/2021	$400	$410
Buckeye Partners LP			6.50%, 01/15/2026	45	59
4.35%, 10/15/2024	25	22	Province of Manitoba Canada
Enbridge Energy Partners LP			1.75%, 05/30/2019	500	498
5.20%, 03/15/2020	24	25	3.05%, 05/14/2024	30	31
7.38%, 10/15/2045	70	71	Province of Ontario Canada
Energy Transfer Partners LP			1.10%, 10/25/2017	500	499
4.05%, 03/15/2025	300	257	3.20%, 05/16/2024	440	458
6.50%, 02/01/2042	530	472	4.00%, 10/07/2019	400	430
9.00%, 04/15/2019	16	19	Province of Quebec Canada
Enterprise Products Operating LLC			2.75%, 08/25/2021	540	551
1.65%, 05/07/2018	175	173	2.88%, 10/16/2024	500	505
3.75%, 02/15/2025	500	473	7.50%, 09/15/2029	36	52
4.85%, 08/15/2042	400	353	Province of Saskatchewan Canada
5.20%, 09/01/2020	430	468	8.50%, 07/15/2022	17	23
6.88%, 03/01/2033	39	44			$3,516
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023	390	320	REITS- 0.70%
4.70%, 11/01/2042	20	14	American Tower Corp
6.38%, 03/01/2041	380	320	4.70%, 03/15/2022	50	53
6.95%, 01/15/2038	383	353	5.90%, 11/01/2021	500	558
Kinder Morgan Inc/DE			AvalonBay Communities Inc
3.05%, 12/01/2019	400	367	2.85%, 03/15/2023	30	29
5.05%, 02/15/2046	300	215	3.63%, 10/01/2020	100	104
Magellan Midstream Partners LP			BioMed Realty LP
4.25%, 02/01/2021	750	773	6.13%, 04/15/2020	17	18
ONEOK Partners LP			Boston Properties LP
6.13%, 02/01/2041	30	25	3.13%, 09/01/2023	20	19
8.63%, 03/01/2019	530	602	5.63%, 11/15/2020	30	34
Plains All American Pipeline LP / PAA			5.88%, 10/15/2019	430	482
Finance Corp			Camden Property Trust
4.30%, 01/31/2043	100	71	3.50%, 09/15/2024	25	25
4.70%, 06/15/2044	30	22	CBL & Associates LP
8.75%, 05/01/2019	170	199	5.25%, 12/01/2023	200	201
Regency Energy Partners LP / Regency			CubeSmart LP
Energy Finance Corp			4.38%, 12/15/2023	30	31
5.00%, 10/01/2022	350	335	DDR Corp
Southern Natural Gas Co LLC			4.63%, 07/15/2022	130	135
5.90%, 04/01/2017(a),(b)	750	770	Duke Realty LP
Spectra Energy Capital LLC			3.75%, 12/01/2024	300	292
8.00%, 10/01/2019	30	34	3.88%, 10/15/2022	530	533
Spectra Energy Partners LP			EPR Properties
4.75%, 03/15/2024	30	31	7.75%, 07/15/2020	30	35
Sunoco Logistics Partners Operations LP			ERP Operating LP
5.50%, 02/15/2020	30	32	2.38%, 07/01/2019	300	301
Tennessee Gas Pipeline Co LLC			5.75%, 06/15/2017	100	106
7.50%, 04/01/2017	30	32	Federal Realty Investment Trust
TransCanada PipeLines Ltd			4.50%, 12/01/2044	300	301
3.75%, 10/16/2023	30	30	HCP Inc
6.10%, 06/01/2040	30	33	3.75%, 02/01/2019	400	416
6.50%, 08/15/2018	30	33	3.88%, 08/15/2024	200	194
7.25%, 08/15/2038	750	934	4.20%, 03/01/2024	200	200
Williams Cos Inc/The			6.70%, 01/30/2018	39	43
7.50%, 01/15/2031	29	27	Highwoods Realty LP
Williams Partners LP			3.20%, 06/15/2021	30	29
3.90%, 01/15/2025	500	410	Hospitality Properties Trust
4.00%, 09/15/2025	50	41	4.65%, 03/15/2024	40	40
5.10%, 09/15/2045	220	158	Host Hotels & Resorts LP
5.25%, 03/15/2020	530	541	6.00%, 10/01/2021	30	33
6.30%, 04/15/2040	30	26	Kimco Realty Corp
		$9,151	3.20%, 05/01/2021	750	755
			Liberty Property LP
Real Estate - 0.06%			3.38%, 06/15/2023	40	38
Brookfield Asset Management Inc			Omega Healthcare Investors Inc
4.00%, 01/15/2025	300	299	4.95%, 04/01/2024	30	30
Prologis LP			Realty Income Corp
2.75%, 02/15/2019	390	395	3.25%, 10/15/2022	500	486
		$694	4.13%, 10/15/2026	20	20
			5.88%, 03/15/2035	40	45
			Simon Property Group LP
			2.15%, 09/15/2017	50	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)				Retail (continued)
Simon Property Group LP	(continued)			Wal-Mart Stores Inc
2.20%, 02/01/2019		$500	$503	3.25%, 10/25/2020	$550	$585
2.75%, 02/01/2023		250	244	3.30%, 04/22/2024	550	566
4.75%, 03/15/2042		164	175	5.63%, 04/15/2041	450	541
Tanger Properties LP				6.50%, 08/15/2037	550	712
3.75%, 12/01/2024		300	296	6.75%, 10/15/2023	250	311
UDR Inc						$11,903
4.00%, 10/01/2025		200	202
Ventas Realty LP				Semiconductors - 0.27%
3.75%, 05/01/2024		500	492	Applied Materials Inc
Weingarten Realty Investors				5.85%, 06/15/2041	500	549
3.38%, 10/15/2022		120	117	Intel Corp
Welltower Inc				2.45%, 07/29/2020	300	304
2.25%, 03/15/2018		500	500	3.30%, 10/01/2021	550	576
4.50%, 01/15/2024		30	31	4.00%, 12/15/2032	500	490
Weyerhaeuser Co				KLA-Tencor Corp
7.38%, 10/01/2019		500	580	3.38%, 11/01/2019	300	304
7.38%, 03/15/2032		30	37	QUALCOMM Inc
			$8,814	2.25%, 05/20/2020	250	246
				3.45%, 05/20/2025	180	170
Retail - 0.95%				4.65%, 05/20/2035	70	62
AutoZone Inc				4.80%, 05/20/2045	110	91
1.30%, 01/13/2017		530	530	Texas Instruments Inc
Bed Bath & Beyond Inc				0.88%, 03/12/2017	550	548
3.75%, 08/01/2024		500	487			$3,340
Costco Wholesale Corp
1.75%, 02/15/2020		250	249	Software - 0.47%
CVS Health Corp				Fidelity National Information Services Inc
1.20%, 12/05/2016		500	501	2.00%, 04/15/2018	530	523
2.80%, 07/20/2020		340	345	3.63%, 10/15/2020	200	203
5.13%, 07/20/2045		240	256	5.00%, 10/15/2025	180	186
5.75%, 06/01/2017		39	41	Fiserv Inc
6.13%, 09/15/2039		300	353	3.50%, 10/01/2022	30	30
Dollar General Corp				Microsoft Corp
1.88%, 04/15/2018		30	30	1.85%, 02/12/2020	500	501
Gap Inc/The				3.13%, 11/03/2025	180	181
5.95%, 04/12/2021		30	31	3.63%, 12/15/2023	550	584
Home Depot Inc/The				4.00%, 02/12/2055	500	445
3.75%, 02/15/2024		500	532	4.20%, 06/01/2019	50	55
5.88%, 12/16/2036		550	677	4.20%, 11/03/2035	360	364
Kohl's Corp				4.45%, 11/03/2045	207	213
4.00%, 11/01/2021		30	31	4.75%, 11/03/2055	70	70
4.25%, 07/17/2025		300	294	Oracle Corp
Lowe's Cos Inc				2.38%, 01/15/2019	600	611
3.88%, 09/15/2023		30	32	3.40%, 07/08/2024	550	561
4.25%, 09/15/2044		450	445	3.90%, 05/15/2035	130	124
6.65%, 09/15/2037		33	43	4.38%, 05/15/2055	150	140
Macy's Retail Holdings Inc				5.38%, 07/15/2040	550	613
5.13%, 01/15/2042		250	224	5.75%, 04/15/2018	500	550
6.90%, 04/01/2029		510	587			$5,954
McDonald's Corp				Sovereign - 1.82%
3.25%, 06/10/2024		175	173	Brazilian Government International Bond
3.63%, 05/20/2021		750	781	4.25%, 01/07/2025	330	287
5.00%, 02/01/2019		100	108	4.88%, 01/22/2021	700	678
Nordstrom Inc				5.63%, 01/07/2041	500	398
5.00%, 01/15/2044		300	319	8.00%, 01/15/2018	83	88
QVC Inc				10.13%, 05/15/2027	300	389
3.13%, 04/01/2019		30	30	Canada Government International Bond
Staples Inc				0.88%, 02/14/2017	600	600
4.38%, 01/12/2023		120	117	1.13%, 03/19/2018	200	200
Starbucks Corp				Colombia Government International Bond
0.88%, 12/05/2016		25	25	11.75%, 02/25/2020	300	393
Target Corp				10.38%, 01/28/2033	700	982
3.88%, 07/15/2020		500	541	Export Development Canada
4.00%, 07/01/2042		500	486	0.63%, 12/15/2016	50	50
TJX Cos Inc/The				1.75%, 08/19/2019	50	50
2.75%, 06/15/2021		25	25	Export-Import Bank of Korea
Walgreen Co				5.00%, 04/11/2022	500	561
5.25%, 01/15/2019		6	6	Israel Government AID Bond
Walgreens Boots Alliance Inc				5.50%, 09/18/2023	65	78
1.75%, 11/17/2017		400	399	5.50%, 04/26/2024	65	79
3.80%, 11/18/2024		500	490

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Supranational Bank (continued)
Israel Government AID Bond	(continued)			Council Of Europe Development Bank
5.50%, 09/18/2033		$33	$43	1.50%, 02/22/2017	$580	$584
Israel Government International Bond				1.75%, 11/14/2019	300	301
5.13%, 03/26/2019		500	553	European Bank for Reconstruction &
Italy Government International Bond				Development
5.38%, 06/15/2033		40	46	1.00%, 02/16/2017	1,000	1,003
6.88%, 09/27/2023		550	681	European Investment Bank
Japan Bank for International				0.88%, 04/18/2017	1,000	999
Cooperation/Japan				1.00%, 06/15/2018	1,000	992
1.13%, 07/19/2017		500	498	1.13%, 09/15/2017	1,200	1,200
2.13%, 02/10/2025		300	285	1.38%, 06/15/2020	330	324
3.00%, 05/29/2024		300	308	1.63%, 03/16/2020	300	299
Mexico Government International Bond				1.88%, 02/10/2025	250	239
3.60%, 01/30/2025		280	277	2.50%, 04/15/2021	150	154
3.63%, 03/15/2022		570	576	2.88%, 09/15/2020	1,100	1,152
4.60%, 01/23/2046		200	184	4.88%, 01/17/2017	1,100	1,149
4.75%, 03/08/2044		210	197	FMS Wertmanagement AoeR
5.63%, 01/15/2017		800	836	1.75%, 03/17/2020	200	200
5.75%, 10/12/2110		500	481	Inter-American Development Bank
6.75%, 09/27/2034		500	616	1.75%, 10/15/2019	1,000	1,008
8.30%, 08/15/2031		97	143	2.38%, 08/15/2017	750	768
Panama Government International Bond				3.88%, 09/17/2019	600	650
3.75%, 03/16/2025		250	247	4.38%, 01/24/2044	50	59
8.88%, 09/30/2027		570	795	International Bank for Reconstruction &
Peruvian Government International Bond				Development
5.63%, 11/18/2050		400	422	0.63%, 05/02/2017	230	229
Philippine Government International Bond				0.88%, 04/17/2017	150	150
4.00%, 01/15/2021		750	813	1.00%, 10/05/2018	370	366
6.38%, 10/23/2034		510	675	1.13%, 07/18/2017	530	532
7.75%, 01/14/2031		140	198	1.88%, 10/07/2022	180	177
10.63%, 03/16/2025		600	948	2.50%, 07/29/2025	270	273
Poland Government International Bond				7.63%, 01/19/2023	933	1,265
5.00%, 03/23/2022		500	557	International Finance Corp
5.13%, 04/21/2021		580	649	1.00%, 04/24/2017	750	750
Republic of Korea				1.75%, 09/16/2019	550	551
5.13%, 12/07/2016		750	780	Nordic Investment Bank
South Africa Government International Bond				1.00%, 03/07/2017	750	751
5.88%, 05/30/2022		100	109			$18,892
5.88%, 09/16/2025		500	539
Tennessee Valley Authority				Telecommunications - 1.45%
3.50%, 12/15/2042		100	94	America Movil SAB de CV
3.88%, 02/15/2021		400	438	5.00%, 03/30/2020	30	33
4.25%, 09/15/2065		150	147	5.63%, 11/15/2017	39	42
4.50%, 04/01/2018		54	58	6.13%, 03/30/2040	750	852
4.63%, 09/15/2060		500	528	AT&T Inc
5.25%, 09/15/2039		250	305	1.60%, 02/15/2017	100	100
5.38%, 04/01/2056		61	73	2.30%, 03/11/2019	150	152
5.88%, 04/01/2036		600	778	3.00%, 02/15/2022	760	751
6.75%, 11/01/2025		57	76	3.90%, 03/11/2024	500	513
Turkey Government International Bond				4.35%, 06/15/2045	1,000	873
4.25%, 04/14/2026		250	237	5.35%, 09/01/2040	540	539
4.88%, 04/16/2043		850	745	6.15%, 09/15/2034	400	440
5.75%, 03/22/2024		750	798	6.30%, 01/15/2038	500	557
8.00%, 02/14/2034		600	752	6.50%, 09/01/2037	56	64
Uruguay Government International Bond				British Telecommunications PLC
4.13%, 11/20/2045		386	308	1.25%, 02/14/2017	500	499
4.38%, 10/27/2027		210	208	5.95%, 01/15/2018	10	11
				9.62%, 12/15/2030(a)	30	44
			$22,834	Cisco Systems Inc
Supranational Bank - 1.51%				1.10%, 03/03/2017	500	501
African Development Bank				2.45%, 06/15/2020	460	468
1.38%, 02/12/2020		250	247	5.90%, 02/15/2039	430	526
2.38%, 09/23/2021		15	15	Deutsche Telekom International Finance BV
Asian Development Bank				8.75%, 06/15/2030(a)	530	743
1.13%, 03/15/2017		750	752	Juniper Networks Inc
1.75%, 09/11/2018		500	506	4.35%, 06/15/2025	200	197
2.13%, 11/24/2021		300	301	Motorola Solutions Inc
2.13%, 03/19/2025		300	294	3.50%, 09/01/2021	275	256
5.82%, 06/16/2028		39	51	Orange SA
Corp Andina de Fomento				4.13%, 09/14/2021	30	32
4.38%, 06/15/2022		559	601	5.38%, 01/13/2042	30	33
				9.00%, 03/01/2031(a)	500	724

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation (continued)
Qwest Corp			United Parcel Service Inc (continued)
6.88%, 09/15/2033	$17	$17	5.13%, 04/01/2019	$325	$361
7.25%, 09/15/2025	565	604			$7,107
Rogers Communications Inc
6.80%, 08/15/2018	30	34	Trucking & Leasing - 0.00%
Telefonica Emisiones SAU			GATX Corp
5.13%, 04/27/2020	100	110	4.75%, 06/15/2022	50	53
7.05%, 06/20/2036	530	643
Telefonica Europe BV			Water- 0.00%
8.25%, 09/15/2030	350	459	American Water Capital Corp
Verizon Communications Inc			6.59%, 10/15/2037	13	17
1.10%, 11/01/2017	500	496
2.55%, 06/17/2019	750	762	TOTAL BONDS		$438,804
2.63%, 02/21/2020	350	353		Principal
3.50%, 11/01/2024	1,000	1,003	MUNICIPAL BONDS - 0.83%	Amount (000's) Value (000's)
4.15%, 03/15/2024	100	105
4.67%, 03/15/2055	380	338	California - 0.34%
4.86%, 08/21/2046	750	729	Bay Area Toll Authority
5.01%, 08/21/2054	607	574	6.26%, 04/01/2049	$325	$435
5.05%, 03/15/2034	50	51	6.91%, 10/01/2050	250	342
6.25%, 04/01/2037	30	34	East Bay Municipal Utility District Water
6.40%, 02/15/2038	750	873	System Revenue
6.55%, 09/15/2043	100	120	5.87%, 06/01/2040	20	25
7.75%, 12/01/2030	750	988	Los Angeles Department of Water
Vodafone Group PLC			6.01%, 07/01/2039	30	37
1.63%, 03/20/2017	500	501	Los Angeles Unified School District/CA
4.63%, 07/15/2018	250	266	5.76%, 07/01/2029	530	633
6.15%, 02/27/2037	240	246	Regents of the University of California
		$18,256	Medical Center Pooled Revenue
			6.55%, 05/15/2048	20	26
Toys, Games & Hobbies - 0.00%			State of California
Mattel Inc			6.65%, 03/01/2022	350	423
2.35%, 05/06/2019	30	30	7.30%, 10/01/2039	750	1,063
			7.70%, 11/01/2030	250	305
Transportation - 0.57%			University of California
Burlington Northern Santa Fe LLC			3.93%, 05/15/2045	200	196
4.10%, 06/01/2021	400	426	5.77%, 05/15/2043	530	650
4.15%, 04/01/2045	200	183			$4,135
4.40%, 03/15/2042	30	29	Connecticut - 0.04%
4.55%, 09/01/2044	400	391	State of Connecticut
5.40%, 06/01/2041	400	435	5.85%, 03/15/2032	430	510
7.95%, 08/15/2030	30	42
Canadian National Railway Co
2.25%, 11/15/2022	30	29	Florida - 0.00%
2.85%, 12/15/2021	500	500	State Board of Administration Finance Corp
5.55%, 03/01/2019	39	43	2.11%, 07/01/2018	30	30
Canadian Pacific Railway Co
3.70%, 02/01/2026	100	100	Georgia - 0.05%
4.45%, 03/15/2023	30	32	Municipal Electric Authority of Georgia
CSX Corp			6.64%, 04/01/2057	540	652
3.40%, 08/01/2024	100	100	State of Georgia
4.75%, 05/30/2042	430	433	4.50%, 11/01/2025	30	34
FedEx Corp					$686
3.20%, 02/01/2025	1,000	964
3.88%, 08/01/2042	30	26	Illinois - 0.09%
4.00%, 01/15/2024	500	524	Chicago Transit Authority
Norfolk Southern Corp			6.20%, 12/01/2040	30	33
3.25%, 12/01/2021	40	40	City of Chicago IL
3.85%, 01/15/2024	200	204	6.31%, 01/01/2044	30	29
4.80%, 08/15/2043	300	299	State of Illinois
4.84%, 10/01/2041	30	30	4.95%, 06/01/2023	85	86
Ryder System Inc			5.10%, 06/01/2033	700	664
2.35%, 02/26/2019	40	40	5.37%, 03/01/2017	350	361
Union Pacific Corp					$1,173
4.16%, 07/15/2022	500	543	New Jersey - 0.04%
4.75%, 09/15/2041	280	301	New Jersey Economic Development
United Parcel Service Inc			Authority (credit support from AGM)
1.13%, 10/01/2017	500	501	0.00%, 02/15/2023(c),(d)	50	36
3.13%, 01/15/2021	30	31
3.63%, 10/01/2042	500	466
4.88%, 11/15/2040	30	34

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
New Jersey (continued)			(continued)
New Jersey Transportation Trust Fund
Authority			3.00%, 01/01/2030	$361	$374
			3.00%, 03/01/2030	51	53
1.76%, 12/15/2018	$400	$392	3.00%, 04/01/2033	107	110
6.56%, 12/15/2040	146	155	3.00%, 09/01/2034	598	614
		$583	3.00%, 10/01/2034	419	430
New York - 0.17%			3.00%, 06/01/2035	440	451
City of New York NY			3.00%, 09/01/2042	2,381	2,394
6.27%, 12/01/2037	500	646	3.00%, 01/01/2043	176	176
Metropolitan Transportation Authority			3.00%, 01/01/2043(e)	150	150
6.55%, 11/15/2031	30	38	3.00%, 01/01/2043	170	171
New York City Water & Sewer System			3.00%, 07/01/2043	204	205
5.72%, 06/15/2042	280	356	3.00%, 09/01/2043	266	267
New York State Dormitory Authority			3.00%, 10/01/2043	199	200
5.39%, 03/15/2040	500	600	3.00%, 12/01/2044	841	844
Port Authority of New York & New Jersey			3.00%, 01/01/2045	42	42
4.46%, 10/01/2062	500	485	3.00%, 01/01/2045	238	239
		$2,125	3.00%, 03/01/2045	339	340
			3.00%, 04/01/2045	293	294
Ohio- 0.04%			3.00%, 04/01/2045	659	661
American Municipal Power Inc			3.00%, 06/01/2045	878	881
7.50%, 02/15/2050	30	40	3.00%, 08/01/2045	526	528
7.83%, 02/15/2041	250	344	3.00%, 12/01/2045(e)	7,650	7,674
Ohio State University/The			3.50%, 01/01/2021	324	340
4.91%, 06/01/2040	50	56	3.50%, 03/01/2021	73	76
		$440	3.50%, 03/01/2021	670	703
Texas- 0.06%			3.50%, 10/01/2025	56	59
Dallas Area Rapid Transit			3.50%, 11/01/2025	19	20
5.02%, 12/01/2048	30	35	3.50%, 11/01/2025	9	9
State of Texas			3.50%, 02/01/2026	60	63
5.52%, 04/01/2039	500	628	3.50%, 06/01/2026	29	30
			3.50%, 01/01/2027(e)	100	105
University of Texas System/The
5.13%, 08/15/2042	80	95	3.50%, 06/01/2029	675	709
		$758	3.50%, 09/01/2029	28	30
			3.50%, 09/01/2030	100	105
Washington - 0.00%			3.50%, 04/01/2032	112	117
State of Washington			3.50%, 05/01/2034	632	664
5.09%, 08/01/2033	30	35	3.50%, 06/01/2035	390	409
			3.50%, 11/01/2041	67	69
TOTAL MUNICIPAL BONDS		$10,475	3.50%, 01/01/2042(e)	1,100	1,135
U.S. GOVERNMENT & GOVERNMENT	Principal		3.50%, 01/01/2042	60	62
AGENCY OBLIGATIONS - 63.99%	Amount (000's) Value (000's)		3.50%, 04/01/2042	69	71
Federal Home Loan Mortgage Corporation (FHLMC) -			3.50%, 06/01/2042	68	70
7.93%			3.50%, 06/01/2042	333	346
2.00%, 03/01/2028	$88	$88	3.50%, 07/01/2042	3,395	3,524
2.00%, 08/01/2028	528	528	3.50%, 08/01/2042	55	58
2.00%, 01/01/2030	105	105	3.50%, 10/01/2042	1,782	1,849
2.41%, 10/01/2043(a)	37	38	3.50%, 01/01/2044	935	967
2.50%, 08/01/2027	140	143	3.50%, 08/01/2044	41	43
2.50%, 08/01/2028	337	344	3.50%, 01/01/2045	1,100	1,138
2.50%, 09/01/2029	846	861	3.50%, 03/01/2045	764	791
2.50%, 12/01/2029	1,062	1,078	3.50%, 06/01/2045	832	861
2.50%, 01/01/2030	1,084	1,100	3.50%, 07/01/2045	838	867
2.50%, 09/01/2030	788	799	3.50%, 09/01/2045	819	847
2.50%, 12/01/2030(e)	2,925	2,963	3.50%, 12/01/2045(e)	10,450	10,803
2.50%, 01/01/2043	195	188	4.00%, 06/01/2018	217	226
2.50%, 07/01/2043	94	91	4.00%, 04/01/2019	1	1
2.55%, 10/01/2044(a)	646	658	4.00%, 07/01/2020	357	372
2.95%, 11/01/2044(a)	545	562	4.00%, 07/01/2024	29	31
3.00%, 09/01/2021	10	11	4.00%, 12/01/2024	427	455
3.00%, 10/01/2021	625	648	4.00%, 08/01/2025	38	40
3.00%, 12/01/2026(e)	1,275	1,319	4.00%, 10/01/2025	29	31
3.00%, 01/15/2027(e)	200	207	4.00%, 03/01/2026	8	9
3.00%, 05/01/2027	72	74	4.00%, 12/01/2030	59	64
3.00%, 06/01/2027	209	216	4.00%, 11/01/2033	373	400
3.00%, 04/01/2029	716	741	4.00%, 07/01/2034	257	275
3.00%, 07/01/2029	136	141	4.00%, 07/01/2039	103	110
3.00%, 09/01/2029	666	690	4.00%, 12/01/2040	102	108
3.00%, 10/01/2029	938	972	4.00%, 12/01/2040	515	547
3.00%, 11/01/2029	254	264	4.00%, 12/01/2040	123	130
3.00%, 11/01/2029	407	421	4.00%, 10/01/2041	135	143
			4.00%, 12/01/2041	88	94

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.00%, 12/01/2041(e)	$3,525	$ 3,732		5.00%, 06/01/2037	$21	$23
4.00%, 01/01/2042(e)	400	423		5.00%, 12/01/2038	135	148
4.00%, 01/01/2042	22	23		5.00%, 01/01/2039	31	34
4.00%, 02/01/2044	468	498		5.00%, 01/01/2039	32	35
4.00%, 04/01/2044	801	850		5.00%, 08/01/2039	8	9
4.00%, 05/01/2044	360	382		5.00%, 09/01/2039	29	32
4.00%, 07/01/2044	959	1,016		5.00%, 11/01/2039	754	826
4.00%, 08/01/2044	23	24		5.00%, 01/01/2040	59	66
4.00%, 09/01/2044	354	375		5.00%, 08/01/2040	56	61
4.00%, 11/01/2044	811	861		5.00%, 09/01/2040	17	19
4.00%, 12/01/2044	4,287	4,546		5.00%, 03/01/2041	754	831
4.00%, 12/01/2044	854	906		5.00%, 04/01/2041	99	109
4.00%, 01/01/2045	1,067	1,132		5.00%, 09/01/2041	42	46
4.00%, 02/01/2045	42	45		5.00%, 12/01/2041	377	416
4.00%, 08/01/2045	792	839		5.50%, 01/01/2018	12	13
4.50%, 09/01/2018	114	117		5.50%, 06/01/2034	209	232
4.50%, 01/01/2019	385	398		5.50%, 07/01/2036	57	64
4.50%, 05/01/2019	346	358		5.50%, 01/01/2037	107	119
4.50%, 12/01/2019	184	190		5.50%, 09/01/2037	26	29
4.50%, 01/01/2024	20	21		5.50%, 11/01/2037	32	36
4.50%, 08/01/2025	50	54		5.50%, 04/01/2038	14	16
4.50%, 10/01/2030	306	333		5.50%, 07/01/2038	246	275
4.50%, 05/01/2031	31	34		5.50%, 07/01/2038	368	410
4.50%, 02/01/2039	35	38		5.50%, 07/01/2038	16	17
4.50%, 04/01/2039	42	45		5.50%, 07/01/2038	266	297
4.50%, 09/01/2039	51	55		5.50%, 09/01/2038	29	33
4.50%, 10/01/2039	45	50		5.50%, 12/01/2038	1	2
4.50%, 10/01/2039	738	797		5.50%, 12/01/2038	568	631
4.50%, 11/01/2039	61	66		5.50%, 10/01/2039	597	662
4.50%, 02/01/2040	50	55		5.50%, 11/01/2039	148	165
4.50%, 02/01/2040	17	18		5.50%, 01/01/2040	26	29
4.50%, 02/01/2040	42	46		5.50%, 03/01/2040	17	19
4.50%, 05/01/2040	27	30		5.50%, 06/01/2040	40	45
4.50%, 05/01/2040	11	12		5.50%, 06/01/2041	417	466
4.50%, 07/01/2040	39	43		6.00%, 04/01/2023	3	3
4.50%, 08/01/2040	33	36		6.00%, 12/01/2037	34	39
4.50%, 08/01/2040	37	40		6.00%, 04/01/2038	881	994
4.50%, 08/01/2040	55	60		6.00%, 05/01/2038	81	93
4.50%, 09/01/2040	48	52		6.00%, 07/01/2038	50	56
4.50%, 02/01/2041	573	619		6.00%, 10/01/2038	3	4
4.50%, 03/01/2041	839	911		6.00%, 11/01/2038	306	351
4.50%, 05/01/2041	41	45		6.00%, 01/01/2039	115	130
4.50%, 06/01/2041	850	921		6.50%, 06/01/2017	7	7
4.50%, 06/01/2041	27	29		6.50%, 09/01/2039	59	67
4.50%, 08/01/2041	71	77				$99,461
4.50%, 08/01/2041	11	12
4.50%, 03/01/2042	37	40		Federal National Mortgage Association (FNMA) - 12.77%
4.50%, 05/01/2042	10	10		2.00%, 11/01/2028	88	88
4.50%, 10/01/2043	20	21		2.00%, 09/01/2029	783	782
4.50%, 11/01/2043	680	735		2.00%, 01/01/2030	95	95
4.50%, 12/01/2043	856	927		2.00%, 01/01/2030	46	46
4.50%, 02/01/2044	355	383		2.00%, 05/01/2030	292	290
4.50%, 03/01/2044	1,336	1,443		2.50%, 01/01/2028	312	318
4.50%, 09/01/2044	100	107		2.50%, 07/01/2028	301	306
4.50%, 09/01/2044	790	853		2.50%, 07/01/2028	763	777
5.00%, 04/01/2021	33	35		2.50%, 08/01/2028	27	28
5.00%, 04/01/2023	560	613		2.50%, 11/01/2028	1,027	1,046
5.00%, 06/01/2023	180	197		2.50%, 09/01/2029	662	673
5.00%, 09/01/2023	236	259		2.50%, 11/01/2029	84	85
5.00%, 01/01/2026	19	21		2.50%, 12/01/2029	891	904
5.00%, 03/01/2026	12	13		2.50%, 03/01/2030	677	686
5.00%, 07/01/2026	4	4		2.50%, 03/01/2030	59	60
5.00%, 03/01/2028	140	153		2.50%, 05/01/2030	848	860
5.00%, 03/01/2030	9	9		2.50%, 07/01/2030	183	186
5.00%, 08/01/2030	810	894		2.50%, 08/01/2030	700	710
5.00%, 09/01/2033	418	462		2.50%, 08/01/2030	823	834
				2.50%, 12/01/2030(e)	2,150	2,178
5.00%, 09/01/2033	17	19		2.50%, 01/01/2031(e)	200	202
5.00%, 08/01/2035	19	21
5.00%, 08/01/2036	32	36		2.50%, 07/01/2033	32	32
5.00%, 11/01/2036	29	32		2.50%, 12/01/2042	94	91
5.00%, 12/01/2036	614	677		2.50%, 01/01/2043	188	182

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.50%, 02/01/2043	$67	$ 65		3.50%, 09/01/2034	$623	$653
2.50%, 05/01/2043	280	271		3.50%, 10/01/2034	207	217
2.50%, 07/01/2043	196	190		3.50%, 03/01/2041	85	88
2.68%, 02/01/2044(a)	416	428		3.50%, 10/01/2041	60	62
2.72%, 01/01/2045(a)	46	47		3.50%, 12/01/2041(e)	21,175	21,931
3.00%, 11/01/2025	165	171		3.50%, 12/01/2041	81	84
3.00%, 01/01/2026	169	175		3.50%, 02/01/2042	816	847
3.00%, 11/01/2026	124	129		3.50%, 03/01/2042	187	194
3.00%, 12/01/2026(e)	2,725	2,821		3.50%, 04/01/2042	225	233
3.00%, 02/01/2027	86	89		3.50%, 05/01/2042	157	163
3.00%, 03/01/2027	184	191		3.50%, 06/01/2042	1,080	1,121
3.00%, 07/01/2027	105	109		3.50%, 07/01/2042	199	206
3.00%, 10/01/2027	263	273		3.50%, 08/01/2042	132	137
3.00%, 01/01/2028(e)	225	233		3.50%, 09/01/2042	123	128
3.00%, 01/01/2029	239	248		3.50%, 10/01/2042	179	185
3.00%, 02/01/2029	183	190		3.50%, 01/01/2043(e)	1,650	1,705
3.00%, 03/01/2029	23	24		3.50%, 06/01/2043	259	269
3.00%, 04/01/2029	1,004	1,041		3.50%, 09/01/2043	2,476	2,569
3.00%, 11/01/2029	89	92		3.50%, 11/01/2043	586	607
3.00%, 11/01/2029	171	178		3.50%, 01/01/2044	393	407
3.00%, 12/01/2029	459	476		3.50%, 02/01/2044	37	39
3.00%, 12/01/2029	205	212		3.50%, 10/01/2044	772	800
3.00%, 01/01/2030	807	836		3.50%, 11/01/2044	837	868
3.00%, 01/01/2030	1,072	1,111		3.50%, 12/01/2044	1,094	1,134
3.00%, 06/01/2030	771	798		3.50%, 12/01/2044	1,089	1,129
3.00%, 01/01/2033	108	111		3.50%, 02/01/2045	1,101	1,141
3.00%, 04/01/2033	105	108		3.50%, 04/01/2045	781	810
3.00%, 09/01/2034	874	897		3.50%, 08/01/2045	787	816
3.00%, 11/01/2034	696	714		3.51%, 02/01/2041(a)	11	11
3.00%, 12/01/2034	333	342		4.00%, 07/01/2019	409	427
3.00%, 06/01/2035	682	698		4.00%, 05/01/2020	264	276
3.00%, 04/01/2042	275	277		4.00%, 05/01/2020	316	330
3.00%, 11/01/2042	993	1,000		4.00%, 12/01/2020	96	100
3.00%, 04/01/2043	279	281		4.00%, 03/01/2022	57	59
3.00%, 04/01/2043	1,028	1,035		4.00%, 03/01/2022	300	313
3.00%, 05/01/2043	266	268		4.00%, 09/01/2025	50	53
3.00%, 06/01/2043	292	294		4.00%, 03/01/2026	68	72
3.00%, 07/01/2043	130	131		4.00%, 09/01/2026	55	59
3.00%, 07/01/2043	253	254		4.00%, 04/01/2029	25	27
3.00%, 08/01/2043	87	88		4.00%, 12/01/2030	31	34
3.00%, 08/01/2043	170	171		4.00%, 11/01/2031	39	42
3.00%, 11/01/2044	829	834		4.00%, 11/01/2033	639	686
3.00%, 01/01/2045	3,963	3,983		4.00%, 10/01/2034	435	466
3.00%, 01/01/2045	865	869		4.00%, 03/01/2039	39	41
3.00%, 04/01/2045	44	44		4.00%, 08/01/2039	134	142
3.00%, 12/01/2045(e)	15,050	15,116		4.00%, 10/01/2040	91	97
3.00%, 01/01/2046(e)	350	351		4.00%, 12/01/2040	60	64
3.03%, 12/01/2041(a)	39	41		4.00%, 12/01/2040	65	69
3.15%, 12/01/2040(a)	36	38		4.00%, 01/01/2041	32	35
3.50%, 09/01/2018	3	3		4.00%, 01/01/2041	220	234
3.50%, 10/01/2025	56	59		4.00%, 02/01/2041	206	219
3.50%, 11/01/2025	67	71		4.00%, 02/01/2041	162	172
3.50%, 12/01/2025	325	343		4.00%, 02/01/2041	85	90
3.50%, 01/01/2026	46	48		4.00%, 03/01/2041	102	109
3.50%, 01/01/2026	204	215		4.00%, 09/01/2041	85	90
3.50%, 08/01/2026	57	60		4.00%, 12/01/2041	276	294
3.50%, 09/01/2026	544	573		4.00%, 12/01/2041	140	149
3.50%, 10/01/2026	737	776		4.00%, 05/01/2042	74	79
3.50%, 10/01/2026	798	840		4.00%, 06/01/2042	656	698
3.50%, 06/01/2027	616	649		4.00%, 06/01/2042	304	323
3.50%, 03/01/2029	396	416		4.00%, 12/01/2042(e)	16,450	17,452
3.50%, 11/01/2029	18	19		4.00%, 05/01/2044	373	396
3.50%, 04/01/2030	46	49		4.00%, 08/01/2044	1,059	1,124
3.50%, 01/01/2031(e)	275	289		4.00%, 08/01/2044	60	64
3.50%, 04/01/2032	56	59		4.00%, 09/01/2044	434	460
3.50%, 07/01/2032	46	48		4.00%, 09/01/2044	522	554
3.50%, 09/01/2032	52	55		4.00%, 10/01/2044	269	285
3.50%, 10/01/2033	28	29		4.00%, 10/01/2044	233	247
3.50%, 05/01/2034	187	197		4.00%, 11/01/2044	601	638
3.50%, 06/01/2034	125	131		4.00%, 11/01/2044	83	88
3.50%, 07/01/2034	836	877		4.00%, 11/01/2044	256	271

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2044	$148	$ 157		5.00%, 04/01/2037	$3	$3
4.00%, 11/01/2044	347	368		5.00%, 07/01/2037	56	62
4.00%, 12/01/2044	660	701		5.00%, 04/01/2038	1	1
4.00%, 12/01/2044	1,220	1,295		5.00%, 02/01/2039	47	51
4.00%, 01/01/2045	25	26		5.00%, 07/01/2039	571	630
4.00%, 01/01/2045	893	948		5.00%, 12/01/2039	40	45
4.00%, 01/01/2045	1,049	1,113		5.00%, 12/01/2039	839	926
4.00%, 02/01/2045	187	199		5.00%, 01/01/2040	48	54
4.00%, 03/01/2045	280	297		5.00%, 05/01/2040	69	76
4.00%, 01/01/2046(e)	375	397		5.00%, 06/01/2040	66	72
4.50%, 02/01/2018	28	29		5.00%, 06/01/2040	10	11
4.50%, 05/01/2018	116	120		5.00%, 06/01/2040	13	15
4.50%, 11/01/2018	240	248		5.00%, 04/01/2041	1,174	1,298
4.50%, 01/01/2020	420	436		5.00%, 05/01/2041	73	80
4.50%, 02/01/2021	217	226		5.00%, 08/01/2041	562	619
4.50%, 05/01/2025	53	57		5.00%, 05/01/2042	616	682
4.50%, 07/01/2029	13	15		5.00%, 09/01/2043	276	304
4.50%, 08/01/2030	32	35		5.00%, 03/01/2044	893	985
4.50%, 01/01/2034	76	83		5.00%, 03/01/2044	404	446
4.50%, 02/01/2039	54	58		5.00%, 05/01/2044	359	396
4.50%, 04/01/2039	389	420		5.50%, 01/01/2025	13	14
4.50%, 04/01/2039	91	99		5.50%, 12/01/2027	181	202
4.50%, 04/01/2039	41	44		5.50%, 06/01/2034	8	9
4.50%, 06/01/2039	49	53		5.50%, 04/01/2035	4	5
4.50%, 06/01/2039	5	6		5.50%, 09/01/2035	9	10
4.50%, 08/01/2039	61	66		5.50%, 10/01/2035	14	16
4.50%, 10/01/2039	41	45		5.50%, 04/01/2036	8	8
4.50%, 12/01/2039	88	96		5.50%, 04/01/2036	51	57
4.50%, 02/01/2040	81	88		5.50%, 09/01/2036	76	85
4.50%, 05/01/2040	65	70		5.50%, 12/01/2036	79	89
4.50%, 09/01/2040	649	701		5.50%, 02/01/2037	6	7
4.50%, 10/01/2040	88	95		5.50%, 05/01/2037	53	60
4.50%, 02/01/2041	81	88		5.50%, 06/01/2037	12	13
4.50%, 03/01/2041	72	78		5.50%, 07/01/2037	11	12
4.50%, 04/01/2041	146	158		5.50%, 08/01/2037	5	5
4.50%, 05/01/2041	744	806		5.50%, 05/01/2038	372	416
4.50%, 07/01/2041	61	67		5.50%, 06/01/2038	6	7
4.50%, 07/01/2041	10	11		5.50%, 06/01/2038	10	12
4.50%, 08/01/2041	733	794		5.50%, 06/01/2038	552	618
4.50%, 09/01/2041	77	84		5.50%, 08/01/2038	1	1
4.50%, 09/01/2041	842	912		5.50%, 09/01/2038	778	875
4.50%, 11/01/2041	61	66		5.50%, 09/01/2038	36	41
4.50%, 11/01/2041	64	70		5.50%, 10/01/2038	10	11
4.50%, 12/01/2041(e)	4,000	4,324		5.50%, 11/01/2038	554	620
4.50%, 07/01/2042	20	21		5.50%, 12/01/2038	51	57
4.50%, 09/01/2043	720	778		5.50%, 12/01/2038	72	81
4.50%, 11/01/2043	419	453		5.50%, 02/01/2039	155	173
4.50%, 11/01/2043	26	28		5.50%, 04/01/2039	79	88
4.50%, 12/01/2043	23	25		5.50%, 06/01/2039	3	3
4.50%, 01/01/2044	700	756		5.50%, 12/01/2039	47	53
4.50%, 02/01/2044	151	164		5.50%, 03/01/2040	784	876
4.50%, 03/01/2044	582	629		5.50%, 04/01/2040	621	693
4.50%, 05/01/2044	780	845		5.50%, 07/01/2041	668	747
4.50%, 07/01/2044	317	344		6.00%, 06/01/2017	28	28
4.50%, 08/01/2044	33	36		6.00%, 09/01/2024	478	541
4.50%, 09/01/2044	742	801		6.00%, 04/01/2026	321	364
5.00%, 04/01/2018	1	1		6.00%, 07/01/2035	123	141
5.00%, 06/01/2018	8	9		6.00%, 10/01/2036	480	545
5.00%, 12/01/2020	65	68		6.00%, 02/01/2037	358	407
5.00%, 05/01/2023	11	12		6.00%, 07/01/2037	5	6
5.00%, 10/01/2024	53	59		6.00%, 09/01/2037	86	98
5.00%, 07/01/2025	203	224		6.00%, 11/01/2037	6	7
5.00%, 09/01/2025	313	327		6.00%, 11/01/2037	2	3
5.00%, 06/01/2028	100	110		6.00%, 02/01/2038	2	2
5.00%, 08/01/2030	724	799		6.00%, 04/01/2038	151	171
5.00%, 03/01/2034	26	29		6.00%, 05/01/2038	6	6
5.00%, 04/01/2035	28	31		6.00%, 05/01/2038	6	7
5.00%, 06/01/2035	69	76		6.00%, 08/01/2038	193	221
5.00%, 07/01/2035	74	82		6.00%, 09/01/2038	2	2
5.00%, 08/01/2035	2	3		6.00%, 10/01/2039	174	198
5.00%, 02/01/2037	9	10		6.00%, 04/01/2040	119	135

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.00%, 10/01/2040	$160	$181
6.50%, 12/01/2016	15	16	3.50%, 04/20/2045	$783	$819
			3.50%, 12/01/2045	19,325	20,183
6.50%, 05/01/2018	1	1	4.00%, 05/15/2026	42	45
6.50%, 07/01/2020	3	3
6.50%, 06/01/2024	2	3	4.00%, 07/20/2026	94	100
			4.00%, 09/15/2040	43	46
6.50%, 12/01/2031	4	5	4.00%, 09/15/2040	8	9
6.50%, 03/01/2032	7	8
6.50%, 10/01/2039	80	92	4.00%, 01/15/2041	52	55
			4.00%, 01/15/2041	45	48
		$160,270	4.00%, 01/20/2041	141	151
Government National Mortgage Association (GNMA) -			4.00%, 07/15/2041	95	101
7.91%			4.00%, 07/20/2041	34	36
2.50%, 06/20/2027	366	374	4.00%, 09/15/2041	11	11
2.50%, 09/20/2027	38	39	4.00%, 09/20/2041	32	34
2.50%, 04/20/2028	77	78	4.00%, 10/15/2041	45	47
2.50%, 04/15/2043	292	286	4.00%, 11/20/2041	62	66
2.50%, 07/20/2043	306	300	4.00%, 12/01/2041(e)	150	159
2.50%, 01/20/2044(a)	472	480
			4.00%, 12/20/2041	43	46
3.00%, 02/15/2027	263	275	4.00%, 01/20/2042	38	41
3.00%, 04/15/2027	37	38	4.00%, 02/20/2042	48	51
3.00%, 09/20/2027	73	76	4.00%, 06/20/2043	16	17
3.00%, 08/20/2029	302	315	4.00%, 11/20/2043	1,723	1,838
3.00%, 09/20/2029	332	347	4.00%, 02/20/2044	334	357
3.00%, 07/20/2030	255	266	4.00%, 03/15/2044	69	73
3.00%, 11/20/2041(a)	76	78
			4.00%, 03/15/2044	573	609
3.00%, 04/15/2042	512	522	4.00%, 03/20/2044	83	89
3.00%, 09/20/2042	192	196	4.00%, 04/20/2044	184	196
3.00%, 12/20/2042	333	340	4.00%, 05/15/2044	467	496
3.00%, 01/01/2043	450	457	4.00%, 05/15/2044	687	730
3.00%, 03/20/2043	241	247	4.00%, 05/20/2044	395	421
3.00%, 03/20/2043	1,067	1,087	4.00%, 07/15/2044	232	247
3.00%, 03/20/2043	205	209	4.00%, 07/20/2044	114	121
3.00%, 05/15/2043	123	126	4.00%, 08/20/2044	858	912
3.00%, 05/15/2043	87	88	4.00%, 09/15/2044	784	834
3.00%, 05/15/2043	164	168	4.00%, 09/20/2044	100	106
3.00%, 06/15/2043	175	179	4.00%, 10/20/2044	2,107	2,240
3.00%, 07/15/2044	214	218	4.00%, 11/20/2044	604	642
3.00%, 12/20/2044	2,174	2,213	4.00%, 12/20/2044	1,065	1,132
3.00%, 01/15/2045	516	525	4.00%, 01/20/2045	455	484
3.00%, 01/15/2045	225	228	4.00%, 12/01/2045	6,700	7,117
3.00%, 01/20/2045	196	199	4.00%, 01/01/2046	575	610
3.00%, 02/20/2045	215	219	4.50%, 06/15/2034	6	7
3.00%, 05/20/2045	877	893	4.50%, 03/15/2039	531	574
3.00%, 06/20/2045	523	532	4.50%, 03/20/2039	110	119
3.00%, 07/15/2045	477	485	4.50%, 06/15/2039	74	81
3.00%, 07/20/2045	668	680	4.50%, 06/15/2039	92	99
3.00%, 12/01/2045	9,525	9,682	4.50%, 11/15/2039	18	20
3.50%, 12/20/2026	326	343	4.50%, 12/15/2039	134	147
3.50%, 03/20/2027	23	24	4.50%, 03/15/2040	808	872
3.50%, 03/20/2041(a)	41	42
			4.50%, 06/15/2040	84	91
3.50%, 02/15/2042	107	111	4.50%, 07/15/2040	738	798
3.50%, 02/20/2042	227	238	4.50%, 07/15/2040	5	5
3.50%, 05/15/2042	181	189	4.50%, 08/15/2040	100	108
3.50%, 05/20/2042	456	478	4.50%, 02/20/2041	83	91
3.50%, 06/20/2042	462	484	4.50%, 02/20/2041	72	79
3.50%, 07/15/2042	72	76	4.50%, 03/20/2041	70	77
3.50%, 08/15/2042	22	23	4.50%, 05/15/2041	44	48
3.50%, 08/20/2042	108	113	4.50%, 06/15/2041	26	29
3.50%, 11/20/2042	817	855	4.50%, 06/20/2041	49	54
3.50%, 12/20/2042	807	845	4.50%, 07/20/2041	97	106
3.50%, 02/20/2043	805	843	4.50%, 08/20/2041	49	54
3.50%, 04/15/2043	692	723	4.50%, 09/20/2041	45	49
3.50%, 05/20/2043	646	677	4.50%, 12/01/2041(e)	600	647
3.50%, 10/20/2043	730	764	4.50%, 09/20/2043	31	34
3.50%, 04/20/2044	930	974	4.50%, 10/20/2043	471	506
3.50%, 08/20/2044(a)	292	303
			4.50%, 11/20/2043	653	702
3.50%, 10/20/2044	949	994	4.50%, 01/20/2044	758	815
3.50%, 11/20/2044	933	977	4.50%, 02/20/2044	594	639
3.50%, 12/15/2044	966	1,008	4.50%, 05/20/2044	1,511	1,624
3.50%, 12/20/2044	1,008	1,054	4.50%, 07/20/2044	411	442
3.50%, 01/20/2045	1,019	1,066	4.50%, 08/20/2044	134	144
3.50%, 02/15/2045	517	539	4.50%, 09/20/2044	718	772

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			0.88%, 12/31/2016	$1,550	$1,552
4.50%, 10/20/2044	$463	$498	0.88%, 01/31/2017	1,435	1,437
4.50%, 04/20/2045	639	687
4.50%, 05/15/2045	806	872	0.88%, 02/28/2017	2,113	2,115
			0.88%, 04/30/2017	1,700	1,701
5.00%, 05/15/2033	398	443	0.88%, 05/15/2017	930	931
5.00%, 08/15/2033	86	95
5.00%, 12/15/2036	6	6	0.88%, 06/15/2017	1,520	1,521
			0.88%, 07/15/2017	3,000	3,001
5.00%, 04/20/2038	44	48	0.88%, 08/15/2017	2,000	2,000
5.00%, 07/20/2038	394	430
5.00%, 10/15/2038	641	708	0.88%, 10/15/2017	1,655	1,654
			0.88%, 11/15/2017	2,265	2,262
5.00%, 02/15/2039	645	713	0.88%, 11/30/2017	1,795	1,793
5.00%, 03/15/2039	2	2
5.00%, 04/20/2039	272	302	0.88%, 01/15/2018	2,805	2,797
			0.88%, 01/31/2018	2,749	2,741
5.00%, 06/20/2039	57	64	0.88%, 07/15/2018	1,650	1,638
5.00%, 09/15/2039	127	143
5.00%, 02/15/2040	8	9	0.88%, 10/15/2018	1,645	1,629
			0.88%, 07/31/2019	2,270	2,226
5.00%, 05/20/2040	46	51	1.00%, 03/31/2017	2,225	2,231
5.00%, 06/20/2040	59	65
5.00%, 12/15/2040	347	387	1.00%, 09/15/2017	4,000	4,007
			1.00%, 12/15/2017	2,300	2,301
5.00%, 05/20/2041	76	85	1.00%, 02/15/2018	3,095	3,092
5.00%, 10/15/2041	278	308
5.00%, 05/20/2044	1,134	1,244	1.00%, 03/15/2018	2,140	2,137
			1.00%, 05/15/2018	2,175	2,170
5.00%, 06/20/2044	696	767	1.00%, 05/31/2018	3,203	3,194
5.00%, 07/20/2044	286	311
5.00%, 08/20/2044	122	133	1.00%, 08/15/2018	1,655	1,647
			1.00%, 09/15/2018	3,151	3,134
5.50%, 05/20/2032	2	2	1.00%, 08/31/2019	1,545	1,520
5.50%, 07/15/2034	25	29
5.50%, 02/15/2035	62	70	1.00%, 09/30/2019	1,173	1,153
			1.00%, 11/30/2019	1,450	1,422
5.50%, 03/15/2038	296	331	1.13%, 06/15/2018	1,670	1,670
5.50%, 06/15/2038	154	172
5.50%, 10/20/2038	58	64	1.13%, 12/31/2019	380	374
			1.13%, 03/31/2020	1,600	1,570
5.50%, 01/15/2039	38	42	1.13%, 04/30/2020	3,005	2,946
5.50%, 02/15/2039	309	346	1.25%, 10/31/2018	2,990	2,993
5.50%, 06/15/2040	787	883	1.25%, 11/15/2018	1,655	1,656
5.50%, 07/20/2040	35	39
5.50%, 04/20/2044	47	53	1.25%, 11/30/2018	2,430	2,431
			1.25%, 01/31/2019	2,319	2,316
5.50%, 07/20/2044	447	501	1.25%, 10/31/2019	1,296	1,286
5.50%, 08/20/2044	217	243
5.50%, 09/20/2044	606	671	1.25%, 01/31/2020	1,750	1,729
			1.25%, 02/29/2020	1,255	1,239
6.00%, 07/20/2028	1	1	1.38%, 06/30/2018	3,000	3,020
6.00%, 07/15/2032	4	4
6.00%, 12/15/2032	4	5	1.38%, 07/31/2018	3,635	3,657
			1.38%, 09/30/2018	4,091	4,112
6.00%, 11/20/2037	49	56	1.38%, 11/30/2018	299	300
6.00%, 01/15/2039	42	47
6.50%, 05/15/2023	1	1	1.38%, 12/31/2018	1,705	1,711
			1.38%, 02/28/2019	291	291
6.50%, 05/20/2032	17	20	1.38%, 02/29/2020	2,900	2,877
7.00%, 01/15/2028	1	1
7.00%, 03/15/2029	7	8	1.38%, 03/31/2020	2,010	1,992
			1.38%, 04/30/2020	2,005	1,986
7.00%, 07/15/2031	5	5	1.38%, 05/31/2020	1,966	1,945
		$99,305	1.38%, 08/31/2020	2,500	2,470
U.S. Treasury - 35.38%			1.38%, 09/30/2020	3,000	2,960
0.50%, 01/31/2017	2,115	2,108	1.38%, 10/31/2020	2,370	2,338
0.50%, 02/28/2017	975	972	1.50%, 08/31/2018	3,333	3,363
0.50%, 03/31/2017	2,525	2,515	1.50%, 12/31/2018	3,100	3,121
0.50%, 04/30/2017	1,800	1,792	1.50%, 01/31/2019	1,190	1,198
0.50%, 07/31/2017	3,000	2,982	1.50%, 02/28/2019	2,200	2,213
0.63%, 12/31/2016	575	574	1.50%, 03/31/2019	750	754
0.63%, 02/15/2017	1,990	1,987	1.50%, 05/31/2019	4,170	4,188
0.63%, 05/31/2017	3,757	3,744	1.50%, 10/31/2019	3,165	3,168
0.63%, 06/30/2017	1,805	1,799	1.50%, 11/30/2019	2,110	2,110
0.63%, 07/31/2017	1,800	1,793	1.50%, 05/31/2020	2,590	2,578
0.63%, 08/31/2017	2,700	2,687	1.50%, 01/31/2022	1,810	1,767
0.63%, 09/30/2017	3,090	3,075	1.63%, 03/31/2019	2,616	2,640
0.63%, 11/30/2017	2,375	2,359	1.63%, 04/30/2019	3,000	3,026
0.63%, 04/30/2018	3,213	3,178	1.63%, 06/30/2019	3,500	3,528
0.75%, 06/30/2017	3,555	3,549	1.63%, 07/31/2019	2,000	2,015
0.75%, 10/31/2017	1,970	1,963	1.63%, 08/31/2019	1,405	1,415
0.75%, 12/31/2017	3,100	3,085	1.63%, 12/31/2019	2,380	2,390
0.75%, 02/28/2018	3,062	3,042	1.63%, 06/30/2020	2,435	2,435
0.75%, 03/31/2018	2,634	2,615	1.63%, 07/31/2020	2,950	2,948
0.75%, 04/15/2018	2,145	2,129	1.63%, 11/30/2020	2,750	2,747

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)				U.S. Treasury (continued)
1.63%, 08/15/2022	$1,878	$ 1,835		3.00%, 11/15/2045	$1,425	$1,428
1.63%, 11/15/2022	3,300	3,220		3.13%, 01/31/2017	795	817
1.75%, 10/31/2018	392	398		3.13%, 05/15/2019	2,500	2,648
1.75%, 09/30/2019	2,780	2,810		3.13%, 05/15/2021	3,000	3,206
1.75%, 10/31/2020	1,130	1,133		3.13%, 11/15/2041	388	402
1.75%, 02/28/2022	2,710	2,683		3.13%, 02/15/2042	420	434
1.75%, 03/31/2022	1,985	1,963		3.13%, 02/15/2043	3,170	3,257
1.75%, 04/30/2022	2,025	2,001		3.13%, 08/15/2044	3,445	3,532
1.75%, 05/15/2022	1,600	1,580		3.25%, 12/31/2016	1,260	1,293
1.75%, 09/30/2022	1,995	1,965		3.25%, 03/31/2017	1,262	1,303
1.75%, 05/15/2023	3,500	3,427		3.38%, 11/15/2019	2,115	2,269
1.88%, 08/31/2017	1,860	1,892		3.38%, 05/15/2044	3,165	3,406
1.88%, 09/30/2017	763	776		3.50%, 02/15/2018	840	885
1.88%, 10/31/2017	2,470	2,514		3.50%, 05/15/2020	1,715	1,853
1.88%, 06/30/2020	2,000	2,022		3.50%, 02/15/2039	1,060	1,176
1.88%, 11/30/2021	2,540	2,540		3.63%, 08/15/2019	720	777
1.88%, 05/31/2022	3,500	3,482		3.63%, 02/15/2020	1,198	1,299
1.88%, 08/31/2022	2,005	1,991		3.63%, 02/15/2021	3,100	3,388
1.88%, 10/31/2022	1,985	1,970		3.63%, 08/15/2043	1,970	2,225
2.00%, 07/31/2020	75	76		3.63%, 02/15/2044	2,700	3,047
2.00%, 09/30/2020	1,670	1,696		3.75%, 11/15/2018	2,440	2,619
2.00%, 11/30/2020	1,845	1,871		3.75%, 08/15/2041	100	115
2.00%, 02/28/2021	2,345	2,374		3.75%, 11/15/2043	2,500	2,888
2.00%, 05/31/2021	1,900	1,920		3.88%, 08/15/2040	215	251
2.00%, 10/31/2021	950	957		4.00%, 08/15/2018	2,500	2,693
2.00%, 11/15/2021	2,000	2,015		4.25%, 11/15/2017	1,166	1,241
2.00%, 07/31/2022	2,000	2,004		4.25%, 05/15/2039	1,320	1,636
2.00%, 11/30/2022	2,000	2,001		4.25%, 11/15/2040	1,713	2,124
2.00%, 02/15/2023	3,471	3,470		4.38%, 02/15/2038	200	253
2.00%, 02/15/2025	4,365	4,286		4.38%, 11/15/2039	500	631
2.00%, 08/15/2025	5,120	5,018		4.38%, 05/15/2040	1,599	2,017
2.13%, 08/31/2020	2,260	2,308		4.38%, 05/15/2041	1,773	2,244
2.13%, 01/31/2021	1,850	1,885		4.50%, 05/15/2017	1,000	1,053
2.13%, 06/30/2021	2,000	2,035		4.50%, 02/15/2036	1,000	1,288
2.13%, 08/15/2021	3,250	3,304		4.50%, 08/15/2039	320	411
2.13%, 09/30/2021	1,140	1,157		4.63%, 02/15/2017	2,850	2,981
2.13%, 12/31/2021	1,975	2,002		4.63%, 02/15/2040	1,530	1,998
2.13%, 06/30/2022	2,015	2,035		4.75%, 08/15/2017	900	959
2.13%, 05/15/2025	5,475	5,428		4.75%, 02/15/2037	130	173
2.25%, 11/30/2017	3,000	3,076		4.75%, 02/15/2041	1,259	1,678
2.25%, 03/31/2021	1,360	1,394		5.00%, 05/15/2037	560	771
2.25%, 04/30/2021	2,150	2,203		5.25%, 11/15/2028	1,000	1,313
2.25%, 07/31/2021	2,030	2,077		5.50%, 08/15/2028	1,316	1,760
2.25%, 11/15/2024	4,920	4,943		6.00%, 02/15/2026	1,500	2,016
2.25%, 11/15/2025	1,550	1,555		6.13%, 11/15/2027	765	1,066
2.38%, 07/31/2017	1,260	1,291		6.25%, 08/15/2023	370	481
2.38%, 05/31/2018	67	69		6.25%, 05/15/2030	1,340	1,952
2.38%, 06/30/2018	125	129		6.38%, 08/15/2027	275	389
2.38%, 12/31/2020	770	795		6.50%, 11/15/2026	658	927
2.38%, 08/15/2024	5,360	5,444		6.63%, 02/15/2027	165	235
2.50%, 06/30/2017	1,625	1,667		6.75%, 08/15/2026	500	713
2.50%, 08/15/2023	4,000	4,126		7.63%, 02/15/2025	127	185
2.50%, 05/15/2024	2,190	2,249		8.13%, 05/15/2021	150	199
2.50%, 02/15/2045	2,800	2,520				$443,903
2.63%, 01/31/2018	1,240	1,283		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.63%, 04/30/2018	1,000	1,037		OBLIGATIONS		$802,939
2.63%, 08/15/2020	2,400	2,504		Total Investments		$1,391,852
2.63%, 11/15/2020	4,770	4,978		Liabilities in Excess of Other Assets, Net - (10.92)%		$(137,082)
2.75%, 12/31/2017	1,100	1,140		TOTAL NET ASSETS - 100.00%		$1,254,770
2.75%, 02/15/2019	3,390	3,545
2.75%, 11/15/2023	3,780	3,968
2.75%, 02/15/2024	470	492		(a)	Variable Rate. Rate shown is in effect at November 30, 2015.
2.75%, 08/15/2042	1,284	1,229		(b)	Security exempt from registration under Rule 144A of the Securities Act of
2.75%, 11/15/2042	3,640	3,477		1933. These securities may be resold in transactions exempt from
2.88%, 03/31/2018	460	480		registration, normally to qualified institutional buyers. At the end of the
2.88%, 05/15/2043	2,935	2,868		period, the value of these securities totaled $6,168 or 0.49% of net assets.
2.88%, 08/15/2045	2,750	2,683		(c) Non-Income Producing Security
3.00%, 02/28/2017	2,040	2,096		(d)	Credit support indicates investments that benefit from credit enhancement
3.00%, 05/15/2042	400	403		or liquidity support provided by a third party bank, institution, or
3.00%, 11/15/2044	2,850	2,849		government agency.
3.00%, 05/15/2045	2,960	2,957		(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
				Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2015 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Government	41.68%
Mortgage Securities	30.70%
Exchange Traded Funds	11.13%
Financial	8.79%
Consumer, Non-cyclical	3.94%
Energy	3.00%
Communications	2.70%
Industrial	2.02%
Utilities	1.69%
Consumer, Cyclical	1.49%
Technology	1.34%
Basic Materials	1.05%
Asset Backed Securities	0.56%
General Obligation Unlimited	0.43%
Revenue Bonds	0.40%
Insured	0.00%
Liabilities in Excess of Other Assets, Net	(10.92)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 4.21%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 4.21%
Goldman Sachs Financial Square Funds -	7,334,325	$7,334		Banks (continued)
Government Fund				M&T Bank Corp
				6.45%, 12/29/2049(a),(c)	$1,300	$1,379
TOTAL INVESTMENT COMPANIES		$7,334		Morgan Stanley
PREFERRED STOCKS - 12.14%	Shares Held	Value (000	's)	5.55%, 12/29/2049(a),(c)	1,500	1,494
				National Australia Bank Ltd/New York
Banks- 6.99%				8.00%, 09/29/2049(a)	600	625
CoBank ACB 6.13% (a)	6,000	567		Nordea Bank AB
CoBank ACB 6.20% (a)	10,000	1,013		5.50%, 09/29/2049(a),(b),(c)	400	397
CoBank ACB 6.25% (a),(b)	38,800	3,999		5.50%, 09/29/2049(a),(c)	1,600	1,586
Fifth Third Bancorp (a)	123,534	3,544		6.13%, 12/29/2049(a),(b),(c)	1,000	981
M&T Bank Corp - Series C (a)	1,928	1,997		PNC Financial Services Group Inc/The
Valley National Bancorp (a)	40,000	1,074		6.75%, 07/29/2049(a),(c)	1,700	1,848
		$12,194		Royal Bank of Scotland Group PLC
				7.50%, 12/29/2049(a),(c)	1,000	1,042
Electric - 0.61%				7.64%, 03/29/2049(a),(c)	1,000	1,045
Georgia Power Co 6.50% (a)	10,000	1,057
				8.00%, 12/29/2049(a),(c)	1,000	1,055
				Societe Generale SA
Insurance - 0.46%				5.92%, 04/29/2049(a),(b),(c)	800	820
XLIT Ltd (a)	1,000	802		7.88%, 12/29/2049(a),(b),(c)	1,000	1,011
				8.00%, 09/29/2049(a),(b),(c)	200	204
				8.25%, 09/29/2049(a),(c)	1,250	1,321
Telecommunications - 4.08%
Centaur Funding Corp 9.08% (b)	5,929	7,117		Standard Chartered PLC
				6.50%, 12/29/2049(a),(c)	1,500	1,448
				SunTrust Capital III
TOTAL PREFERRED STOCKS		$21,170		0.99%, 03/15/2028(c)	1,600	1,289
	Principal			US Bancorp
BONDS- 81.74%	Amount (000's)	Value (000	's)	5.12%, 12/29/2049(a),(c)	2,000	2,011
Banks- 43.14%				Wells Fargo & Co
Banco Bilbao Vizcaya Argentaria SA				7.98%, 12/31/2049(a),(c)	2,400	2,520
9.00%, 05/09/2049(a)	$600	$645				$75,211
Bank of America Corp
6.50%, 10/29/2049(a),(c)	600	634		Diversified Financial Services - 5.39%
				Charles Schwab Corp/The
Bank of New York Mellon Corp/The				7.00%, 02/28/2049(a),(c)	2,813	3,231
4.95%, 12/29/2049(a),(c)	2,000	1,982
				Depository Trust & Clearing Corp/The
Barclays Bank PLC				4.88%, 12/29/2049(a),(b),(c)	1,000	1,008
7.75%, 04/10/2023(c)	1,400	1,518
10.18%, 06/12/2021	900	1,179		General Electric Capital Corp
				6.38%, 11/15/2067(c)	1,500	1,594
Barclays PLC				7.13%, 12/29/2049(a),(c)	3,000	3,566
6.63%, 06/29/2049(a),(c)	636	627
BNP Paribas SA						$9,399
7.20%, 06/29/2049(a),(b)	3,300	3,782		Electric - 4.64%
7.37%, 12/29/2049(a),(b),(c)	1,000	1,027		Electricite de France SA
BPCE SA				5.25%, 01/29/2049(a),(b),(c)	200	193
12.50%, 09/30/2049(a),(c)	2,500	3,234		5.25%, 01/29/2049(a),(c)	2,300	2,222
Citigroup Inc				Integrys Holding Inc
6.13%, 11/15/2049(a),(c)	4,700	4,773		6.11%, 12/01/2066(c)	1,300	1,050
Citizens Financial Group Inc				NextEra Energy Capital Holdings Inc
5.50%, 12/29/2049(a),(b),(c)	5,000	4,925		6.35%, 10/01/2066(c)	4,500	3,510
Cooperatieve Centrale Raiffeisen-				RWE AG
Boerenleenbank BA/Netherlands				7.00%, 10/12/2072(c)	1,100	1,122
4.38%, 08/04/2025	6,000	6,123				$8,097
8.40%, 11/29/2049(a),(c)	2,000	2,165
11.00%, 12/29/2049(a),(c)	1,100	1,364		Hand & Machine Tools - 0.37%
11.00%, 12/29/2049(a),(b),(c)	1,400	1,736		Stanley Black & Decker Inc
Corestates Capital III				5.75%, 12/15/2053	600	640
0.93%, 02/15/2027(b),(c)	2,000	1,709
Credit Agricole SA				Insurance - 23.15%
8.38%, 12/31/2049(a),(b),(c)	2,250	2,543		ACE Capital Trust II
Credit Suisse Group AG				9.70%, 04/01/2030	2,570	3,746
6.25%, 12/29/2049(a),(b),(c)	1,000	997		Allstate Corp/The
7.50%, 12/29/2049(a),(b),(c)	1,300	1,370		5.75%, 08/15/2053(c)	300	311
Dresdner Funding Trust I				Aon Corp
8.15%, 06/30/2031(b)	400	492		8.21%, 01/01/2027	1,000	1,257
8.15%, 06/30/2031	800	985		AXA SA
Goldman Sachs Group Inc/The				8.60%, 12/15/2030	2,400	3,318
5.70%, 12/29/2049(a),(c)	1,000	1,000		Catlin Insurance Co Ltd
HSBC Capital Funding LP/Jersey				7.25%, 07/29/2049(a),(b)	1,500	1,275
10.18%, 12/29/2049(a),(c)	3,400	5,107		Chubb Corp/The
10.18%, 12/29/2049(a),(b),(c)	700	1,051		6.38%, 03/29/2067(c)	3,100	2,992
JPMorgan Chase & Co				Dai-ichi Life Insurance Co Ltd/The
6.75%, 01/29/2049(a),(c)	2,000	2,167		5.10%, 10/29/2049(a),(b),(c)	100	104

See accompanying notes

Schedule of Investments
Capital Securities Fund
November 30, 2015 (unaudited)

	Principal		(a)	Perpetual security. Perpetual securities pay an indefinite stream of
BONDS (continued)	Amount (000's) Value (000's)		interest, but they may be called by the issuer at an earlier date.
Insurance (continued)			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Everest Reinsurance Holdings Inc			1933. These securities may be resold in transactions exempt from
6.60%, 05/01/2067(c)	$1,600	$1,456	registration, normally to qualified institutional buyers. At the end of the
Glen Meadow Pass-Through Trust			period, the value of these securities totaled $47,933 or 27.49% of net
6.51%, 02/12/2067(b),(c)	1,500	1,290	assets.
Great-West Life & Annuity Insurance Capital			(c) Variable Rate. Rate shown is in effect at November 30, 2015.
LP
6.63%, 11/15/2034(b)	1,200	1,323
Hartford Financial Services Group Inc/The			Portfolio Summary (unaudited)
8.13%, 06/15/2068(c)	200	221	Sector	Percent
Liberty Mutual Group Inc			Financial	79.42%
7.00%, 03/07/2067(b),(c)	300	285	Utilities	5.25%
7.80%, 03/07/2087(b)	700	819	Communications	4.97%
Liberty Mutual Insurance Co			Exchange Traded Funds	4.21%
7.70%, 10/15/2097(b)	1,100	1,365	Industrial	2.75%
Lincoln National Corp			Energy	1.77%
6.05%, 04/20/2067(c)	800	656
7.00%, 05/17/2066(c)	700	577	Other Assets in Excess of Liabilities, Net	1.63%
			TOTAL NET ASSETS	100.00%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045(b),(c)	1,000	1,015
MetLife Capital Trust IV
7.88%, 12/15/2067(b)	1,800	2,241
MetLife Capital Trust X
9.25%, 04/08/2068(b)	900	1,255
MetLife Inc
5.25%, 12/29/2049(a),(c)	1,600	1,610
10.75%, 08/01/2069	500	790
Nationwide Financial Services Inc
6.75%, 05/15/2087	500	515
Nippon Life Insurance Co
5.00%, 10/18/2042(b),(c)	1,525	1,599
PartnerRe Finance II Inc
6.44%, 12/01/2066(c)	1,000	1,008
Prudential Financial Inc
5.63%, 06/15/2043(c)	2,800	2,912
Prudential PLC
7.75%, 01/29/2049(a)	2,000	2,065
Reinsurance Group of America Inc
6.75%, 12/15/2065(c)	2,000	1,663
Voya Financial Inc
5.65%, 05/15/2053(c)	1,600	1,612
XLIT Ltd
6.50%, 12/31/2049(a),(c)	1,400	1,092
		$40,372

Pipelines - 1.78%
Enterprise Products Operating LLC
7.03%, 01/15/2068(c)	1,500	1,577
Transcanada Trust
5.63%, 05/20/2075(c)	1,600	1,520
		$3,097

Telecommunications - 0.89%
Koninklijke KPN NV
7.00%, 03/28/2073(c)	1,500	1,557

Transportation - 2.38%
BNSF Funding Trust I
6.61%, 12/15/2055(c)	3,700	4,145

TOTAL BONDS		$142,518
	Principal
CONVERTIBLE BONDS - 0.28%	Amount (000's) Value (000's)

Banks- 0.28%
ING Groep NV
6.50%, 12/29/2049(a),(c)	500	490

TOTAL CONVERTIBLE BONDS		$490
Total Investments		$171,512
Other Assets in Excess of Liabilities, Net - 1.63%		$2,834
TOTAL NET ASSETS - 100.00%		$174,346

See accompanying notes

Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 9.27%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 9.27%
BlackRock Liquidity Funds FedFund Portfolio	1,723,125	$1,723	Diversified Financial Services - 5.66%
			Credit Acceptance Corp
TOTAL INVESTMENT COMPANIES		$1,723	7.38%, 03/15/2023(a)	$95	$96
	Principal		Fly Leasing Ltd
BONDS- 87.57%	Amount (000's)Value (000's)		6.38%, 10/15/2021	200	202
			Intercontinental Exchange Inc
Agriculture - 2.70%			2.75%, 12/01/2020	750	753
Bunge Ltd Finance Corp					$1,051
3.50%, 11/24/2020	$500	$502
			Electronics - 2.57%
			Keysight Technologies Inc
Automobile Manufacturers - 1.53%			4.55%, 10/30/2024	500	478
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023(a)	175	182
Navistar International Corp			Entertainment - 1.70%
8.25%, 11/01/2021	145	103	CCM Merger Inc
		$285	9.13%, 05/01/2019(a)	140	147
			Eldorado Resorts Inc
Banks- 12.35%			7.00%, 08/01/2023(a)	80	80
Barclays PLC			WMG Acquisition Corp
8.25%, 12/29/2049(b),(c)	200	214	6.75%, 04/15/2022(a)	100	89
BPCE SA					$316
4.63%, 07/11/2024(a)	250	247
Citigroup Inc			Food- 3.01%
5.95%, 12/29/2049(b),(c)	400	397	BI-LO LLC / BI-LO Finance Corp
First Horizon National Corp			9.25%, 02/15/2019(a)	130	133
3.50%, 12/15/2020	150	149	Kraft Heinz Foods Co
Goldman Sachs Group Inc/The			4.88%, 02/15/2025(a)	400	426
5.38%, 12/29/2049(b),(c)	300	300			$559
JPMorgan Chase & Co			Healthcare - Products - 0.71%
1.53%, 10/29/2020(b)	250	253
5.00%, 12/29/2049(b),(c)	100	96	Universal Hospital Services Inc
Popular Inc			7.63%, 08/15/2020	140	131
7.00%, 07/01/2019	90	89
Santander UK Group Holdings PLC			Home Builders - 0.79%
4.75%, 09/15/2025(a)	300	300	WCI Communities Inc
Wells Fargo & Co			6.88%, 08/15/2021	140	147
0.00%, 12/07/2020(b),(d),(e),(f)	250	250
		$2,295	Insurance - 7.30%
Biotechnology - 1.37%			MetLife Inc
Gilead Sciences Inc			10.75%, 08/01/2069	500	790
4.75%, 03/01/2046	250	254	Prudential Financial Inc
			5.38%, 05/15/2045(b)	400	406
			Voya Financial Inc
Commercial Mortgage Backed Securities - 5.89%			5.65%, 05/15/2053(b)	160	161
CD 2007-CD4 Commercial Mortgage Trust					$1,357
5.37%, 12/11/2049	200	205
COMM 2013-CCRE6 Mortgage Trust			Leisure Products & Services - 0.45%
4.31%, 03/10/2046(a),(b)	100	90	Sabre GLBL Inc
Commercial Mortgage Pass Through			5.25%, 11/15/2023(a)	85	84
Certificates
4.93%, 10/15/2045(a),(b)	200	203
			Media- 8.17%
JP Morgan Chase Commercial Mortgage			CCO Safari II LLC
Securities Trust 2007-C1			6.83%, 10/23/2055(a)	500	507
6.16%, 02/15/2051(b)	200	211
			DISH DBS Corp
JPMBB Commercial Mortgage Securities			6.75%, 06/01/2021	135	136
Trust 2014-C24			Time Warner Cable Inc
1.23%, 11/15/2047(b)	2,712	163
4.57%, 11/15/2047(b)	225	223	7.30%, 07/01/2038	300	325
			Time Warner Inc
		$1,095	3.88%, 01/15/2026	500	502
Computers - 5.45%			WideOpenWest Finance LLC /
Hewlett Packard Enterprise Co			WideOpenWest Capital Corp
6.35%, 10/15/2045(a)	800	769	10.25%, 07/15/2019	50	48
Seagate HDD Cayman					$1,518
4.88%, 06/01/2027(a)	300	244
			Metal Fabrication & Hardware - 0.49%
		$1,013	Wise Metals Intermediate Holdings LLC/Wise
Distribution & Wholesale - 0.22%			Holdings Finance Corp
American Builders & Contractors Supply Co			9.75%, PIK 10.50%, 06/15/2019(a),(g)	125	91
Inc
5.75%, 12/15/2023(a)	40	41
			Oil & Gas - 2.22%
			ConocoPhillips Co
			1.26%, 05/15/2022(b)	300	296

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Chemicals - 0.27%
EP Energy LLC / Everest Acquisition Finance			AZ Chem US Inc, Term Loan
Inc			7.50%, 06/10/2022(b)		$50	$50
7.75%, 09/01/2022	$40	$31
9.38%, 05/01/2020	80	68
Halcon Resources Corp			Forest Products & Paper - 0.67%
			Caraustar Industries Inc, Term Loan B
9.75%, 07/15/2020	55	17	8.00%, 05/01/2019(b)		98	98
		$412	NewPage Corp, Term Loan B
Pharmaceuticals - 5.29%			9.50%, 02/05/2021(b)		75	27
Baxalta Inc						$125
5.25%, 06/23/2045(a)	300	301
Forest Laboratories LLC			Healthcare - Services - 0.43%
4.88%, 02/15/2021 (a)	500	547	MPH Acquisition Holdings LLC, Term Loan
			B
JLL/Delta Dutch Pledgeco BV			3.75%, 03/19/2021(b)		82	79
8.75%, PIK 9.50%, 05/01/2020(a),(g)	135	135
		$983
			Insurance - 0.21%
Pipelines - 5.71%			Asurion LLC, Term Loan
Energy Transfer Partners LP			8.50%, 02/19/2021(b)		45	39
4.05%, 03/15/2025	500	429
EnLink Midstream Partners LP
5.05%, 04/01/2045	400	309	Oil & Gas - 0.26%
Williams Partners LP			Drillships Financing Holding Inc, Term Loan
5.10%, 09/15/2045	450	324	B1
		$1,062	6.00%, 03/31/2021(b)		99	49

Retail - 3.41%
Building Materials Holding Corp			REITS- 0.05%
9.00%, 09/15/2018(a)	165	174	iStar Inc, Term Loan A2
Landry's Holdings II Inc			7.00%, 03/19/2017(b)		10	10
10.25%, 01/01/2018(a)	120	122
McDonald's Corp			TOTAL SENIOR FLOATING RATE INTERESTS			$510
4.60%, 05/26/2045	350	337	Total Investments			$18,506
		$633	Other Assets in Excess of Liabilities, Net - 0.42%			$77
			TOTAL NET ASSETS - 100.00%			$18,583
Semiconductors - 1.89%
Applied Materials Inc
3.90%, 10/01/2025	350	351	(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Software - 0.76%			registration, normally to qualified institutional buyers. At the end of the
Activision Blizzard Inc			period, the value of these securities totaled $5,617 or 30.23% of net assets.
6.13%, 09/15/2023(a)	130	142	(b)	Variable Rate. Rate shown is in effect at November 30, 2015.
			(c)	Perpetual security. Perpetual securities pay an indefinite stream of
			interest, but they may be called by the issuer at an earlier date.
Telecommunications - 5.03%			(d) Security purchased on a when-issued basis.
Frontier Communications Corp			(e) Non-Income Producing Security
10.50%, 09/15/2022(a)	30	30	(f)	Fair value of these investments is determined in good faith by the Manager
Verizon Communications Inc			under procedures established and periodically reviewed by the Board of
4.67%, 03/15/2055	800	711	Directors. At the end of the period, the fair value of these securities totaled
Wind Acquisition Finance SA			$250 or 1.35% of net assets.
7.38%, 04/23/2021(a)	200	193	(g)	Payment in kind; the issuer has the option of paying additional securities
		$934	in lieu of cash.
Transportation - 2.90%
Eletson Holdings
9.63%, 01/15/2022(a)	145	132
			Portfolio Summary (unaudited)
FedEx Corp			Sector			Percent
4.75%, 11/15/2045	300	295	Financial			25.56%
Navios Maritime Acquisition Corp / Navios			Consumer, Non-cyclical			13.51%
Acquisition Finance US Inc			Communications			13.20%
8.13%, 11/15/2021(a)	120	112
			Exchange Traded Funds			9.27%
		$539	Consumer, Cyclical			8.44%
TOTAL BONDS		$16,273	Energy			8.21%
SENIOR FLOATING RATE INTERESTS - Principal			Technology			8.10%
2.75%	Amount (000's) Value (000's)		Industrial			6.46%
Aerospace & Defense - 0.51%			Mortgage Securities			5.89%
B/E Aerospace Inc, Term Loan B			Basic Materials			0.94%
4.00%, 11/19/2021(b)	$94	$94	Other Assets in Excess of Liabilities, Net			0.42%
			TOTAL NET ASSETS			100.00%

Automobile Manufacturers - 0.35%
Navistar Inc, Term Loan B
6.50%, 08/06/2020(b)	70	64

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
November 30, 2015 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive		Expiration			Premiums	Appreciation/
	Reference Entity	Fixed Rate		Date	Notional Amount		Paid/(Received)	(Depreciation)		Fair Value
	CDX.NA.HY.24		(5.00)%	06/20/2020		$891	$(25)	$(15)	$		(40)
	CDX.NA.HY.25		(5.00)%	12/20/2020		900	2	(21)			(19)
Total							$(23)	$(36)	$		(59)

Amounts in thousands

Futures Contracts

									Unrealized
Type		Long/Short	Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2016		Long		3		$506	$	508 $			2
Euro-Bobl 5 Year; March 2016		Long		7		971		973			2
UK 10 Year Gilt; March 2016		Long		5		882		887			5
US 10 Year Note; March 2016		Short		52		6,561		6,575			(14)
US Long Bond; March 2016		Long		10		1,531		1,540			9
US Ultra Bond; March 2016		Short		20		3,148		3,169			(21)
Total								$			(17)

Amounts in thousands except contracts

Total Return Swaps

				Pay/Receive		Financing	Expiration			Fair Value
Counterparty (Issuer)	Reference Entity		Shares	Positive Return		Rate	Date	Notional Amount		Asset	Liability
Barclays Bank PLC	Price return based on Principal Global		N/A		Receive	0.80%	12/11/2015	$100		$—	$(1)
Dynamic VIX Alpha Excess Return Strategy
Barclays Bank PLC	Price return based on S&P 500 Dynamic VIX		N/A		Receive	1.40%	12/11/2015	100		—	(1)
	Futures Excess Return Index
Total										$—	$(2)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 52.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.22%			Electric (continued)
Adecoagro SA (a)	51,086	$575	Eversource Energy	266,500	$13,578
Archer-Daniels-Midland Co	101,096	3,689	Huadian Fuxin Energy Corp Ltd	7,008,000	2,000
Bunge Ltd	57,939	3,859	Hydro One Ltd (a),(c)	118,000	1,993
		$8,123	Infraestructura Energetica Nova SAB de CV	444,400	1,947
			ITC Holdings Corp	199,000	7,339
Automobile Manufacturers - 0.05%			NextEra Energy Inc	59,000	5,892
Mahindra & Mahindra Ltd	99,640	2,030	PG&E Corp	423,300	22,320
			Red Electrica Corp SA	85,600	7,336
Building Materials - 0.34%			Xcel Energy Inc	83,300	2,970
Boise Cascade Co (a)	89,432	2,799			$85,591
Louisiana-Pacific Corp (a)	269,435	4,958
			Electronics - 0.11%
Norbord Inc	237,762	4,953	Trimble Navigation Ltd (a)	179,919	4,120
		$12,710

Chemicals - 1.70%			Energy - Alternate Sources - 0.14%
Agrium Inc	25,131	2,481	China Longyuan Power Group Corp Ltd	1,358,000	1,130
Air Products & Chemicals Inc	5,511	754	Ence Energia y Celulosa SA	936,887	3,675
Celanese Corp	9,074	642	NextEra Energy Partners LP	9,712	251
CF Industries Holdings Inc	121,167	5,591			$5,056
Dow Chemical Co/The	27,729	1,446
FMC Corp	26,794	1,151	Engineering & Construction - 1.39%
Givaudan SA (a)	2,419	4,363	Aena SA (a),(c)	18,630	2,108
Israel Chemicals Ltd	417,501	2,099	Aeroports de Paris	46,800	5,295
K+S AG	75,081	2,132	Beijing Capital International Airport Co Ltd	2,545,400	2,836
Koninklijke DSM NV	52,158	2,652	Ferrovial SA	461,061	10,909
Lenzing AG	496	39	Flughafen Zuerich AG	12,634	9,046
Mosaic Co/The	175,911	5,566	Fraport AG Frankfurt Airport Services	29,979	1,830
Novozymes A/S	38,015	1,825	Worldwide
OCI NV (a)	94,911	2,394	Grupo Aeroportuario del Pacifico SAB de CV	40,000	3,633
Platform Specialty Products Corp (a)	93,579	1,175	ADR
Potash Corp of Saskatchewan Inc	247,289	5,000	Hopewell Highway Infrastructure Ltd	3,334,500	1,593
Potash Corp of Saskatchewan Inc	65,638	1,329	SBA Communications Corp (a)	116,800	12,283
Sensient Technologies Corp	37,384	2,499	Vinci SA	29,386	1,909
Symrise AG	31,994	2,161			$51,442
Syngenta AG	28,154	10,369
Tessenderlo Chemie NV (a)	108,359	3,212	Food - 1.44%
WR Grace & Co (a)	9,685	951	Ajinomoto Co Inc	115,000	2,637
			Almarai Co - Warrants (a),(b),(c),(d)	65,162	1,384
Yara International ASA	66,476	3,074	Aryzta AG (a)	60,373	2,832
		$62,905	BRF SA	197,400	2,808
Coal - 0.01%			Cal-Maine Foods Inc	54,422	2,967
CONSOL Energy Inc	48,180	380	China Mengniu Dairy Co Ltd	988,000	1,572
			ConAgra Foods Inc	113,067	4,628
			Darling Ingredients Inc (a)	122,747	1,344
Commercial Services - 1.88%			Fuji Oil Holdings Inc	122,300	1,828
Abertis Infraestructuras SA	686,078	10,605	Hain Celestial Group Inc/The (a)	53,266	2,275
Atlantia SpA	533,148	14,057	Hormel Foods Corp	67,983	5,093
Cengage Learning Holdings II Inc	11,792	277	Iwatsuka Confectionery Co Ltd (d)	22,900	1,155
COSCO Pacific Ltd (b)	1,380,000	1,785
			Kato Sangyo Co Ltd	41,000	954
Hamburger Hafen und Logistik AG	168,447	2,461	McCormick & Co Inc/MD	31,602	2,715
Hutchison Port Holdings Trust	14,703,400	7,936	NH Foods Ltd	74,000	1,430
Macquarie Atlas Roads Group	819,200	2,501	Sao Martinho SA	82,100	1,019
Multi-Color Corp	36,787	2,299	Saputo Inc	124,863	3,057
OHL Mexico SAB de CV (a)	1,442,800	1,729
Transurban Group (a)	180,468	1,353	Sysco Corp	106,872	4,393
			Tate & Lyle PLC	241,615	2,143
Transurban Group	3,248,426	24,344	Tingyi Cayman Islands Holding Corp	660,000	955
		$69,347	Toyo Suisan Kaisha Ltd	40,400	1,447
Consumer Products - 0.11%			Tyson Foods Inc	90,708	4,535
Kimberly-Clark Corp	34,303	4,087			$53,171
			Forest Products & Paper - 3.53%
Cosmetics & Personal Care - 0.31%			Acadian Timber Corp (d)	130,285	1,994
Svenska Cellulosa AB SCA	307,808	8,858	BillerudKorsnas AB	104,449	1,994
Unicharm Corp	128,700	2,719	Canfor Corp (a)	569,595	8,884
		$11,577	Clearwater Paper Corp (a)	47,175	2,303
			Deltic Timber Corp (d)	141,348	9,267
Electric - 2.32%			DS Smith PLC	376,291	2,347
American Electric Power Co Inc	35,400	1,983	Empresas CMPC SA (d)	3,158,953	6,617
Dominion Resources Inc/VA	42,000	2,830	Fibria Celulose SA ADR	546,862	7,957
Duke Energy Corp	87,700	5,943	Holmen AB	160,494	5,074
Edison International	50,000	2,968	Interfor Corp (a)	428,632	4,420
Electricite de France SA	121,134	1,804	International Paper Co	85,848	3,591
Enel Green Power SpA	850,084	1,794	Klabin SA	1,844,800	11,315
Enel SpA	458,565	2,020	Metsa Board OYJ	255,780	1,838
Energa SA	258,947	874

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper (continued)			Mining (continued)
Mondi PLC	475,027	$11,040	First Quantum Minerals Ltd	159,411	$580
Nine Dragons Paper Holdings Ltd	2,829,000	1,644	Freeport-McMoRan Inc	43,875	359
Pope Resources a Delaware LP (d)	61,849	3,976	Glencore PLC (a)	453,769	661
Portucel SA	272,462	1,089	Guyana Goldfields Inc (a)	149,180	329
Smurfit Kappa Group PLC	168,256	4,583	Ivanhoe Mines Ltd (a)	103,713	51
Smurfit Kappa Group PLC	27,633	754	Lundin Mining Corp (a)	387,147	1,058
Stora Enso OYJ	612,354	6,038	Northern Dynasty Minerals Ltd (a)	29,655	9
Sumitomo Forestry Co Ltd	240,100	3,233	Platinum Group Metals Ltd (a)	64,574	14
Suzano Papel e Celulose SA	1,601,600	7,865	Randgold Resources Ltd ADR	29,168	1,768
TFS Corp Ltd (d)	2,317,235	2,894	Rio Tinto PLC ADR	35,689	1,181
UPM-Kymmene OYJ	196,610	3,747	Silver Wheaton Corp	38,708	508
West Fraser Timber Co Ltd	268,384	11,017	Southern Copper Corp	45,339	1,167
Western Forest Products Inc	3,032,326	5,041	Tahoe Resources Inc	57,560	506
		$130,522			$13,610

Gas - 3.05%			Miscellaneous Manufacturers - 0.05%
Atmos Energy Corp	24,800	1,545	LSB Industries Inc (a)	88,530	629
CenterPoint Energy Inc	500,100	8,477	Raven Industries Inc	63,861	1,065
Centrica PLC	709,224	2,327			$1,694
China Gas Holdings Ltd	2,237,000	3,175
ENN Energy Holdings Ltd	1,105,600	5,599	Oil & Gas - 2.05%
			Africa Oil Corp (a)	22,619	33
Hong Kong & China Gas Co Ltd	4,635,510	9,102	Africa Oil Corp (a)	6,686	10
National Grid PLC	1,740,039	24,251
NiSource Inc	561,600	10,778	Anadarko Petroleum Corp	49,726	2,979
			Antero Midstream Partners LP (d)	474,802	10,645
ONE Gas Inc	108,743	5,301	Bankers Petroleum Ltd (a)	140,638	165
Sempra Energy	240,700	23,884	Cheniere Energy Inc (a)	53,100	2,525
Snam SpA	2,086,449	10,591
Western Gas Equity Partners LP	183,280	7,646	Cimarex Energy Co	20,521	2,442
			Cobalt International Energy Inc (a)	90,002	663
		$112,676	Concho Resources Inc (a)	36,009	3,941
Holding Companies - Diversified - 0.41%			Crew Energy Inc (a)	89,790	303
China Merchants Holdings International Co	3,652,636	11,896	Devon Energy Corp	53,866	2,478
Ltd			EOG Resources Inc	40,592	3,387
Empresas COPEC SA	388,582	3,333	EQT GP Holdings LP	103,708	2,368
		$15,229	Genel Energy PLC (a)	76,717	285
			Gulfport Energy Corp (a)	31,187	793
Home Builders - 0.35%			Hess Corp	22,936	1,353
DR Horton Inc	84,334	2,725	Kosmos Energy Ltd (a)	59,259	398
Lennar Corp - A Shares	79,783	4,085	Laredo Petroleum Inc (a)	69,977	762
PulteGroup Inc	153,838	2,997	Lekoil Ltd (a)	953,404	331
Toll Brothers Inc (a)	84,965	3,159
			Marathon Oil Corp	88,399	1,548
		$12,966	Marathon Petroleum Corp	47,234	2,759
Home Furnishings - 0.08%			MEG Energy Corp (a),(c)	6,400	54
Rational AG	6,911	2,896	MEG Energy Corp (a)	48,719	408
			Newfield Exploration Co (a)	42,277	1,617
			Noble Energy Inc	89,065	3,266
Iron & Steel - 0.04%			Oasis Petroleum Inc (a)	31,086	357
Reliance Steel & Aluminum Co	23,704	1,394	Occidental Petroleum Corp	30,618	2,314
			Oil Search Ltd	91,412	542
Lodging - 0.12%			Patterson-UTI Energy Inc	84,292	1,367
Accor SA	105,581	4,452	PDC Energy Inc (a)	32,478	1,835
			Phillips 66	29,600	2,709
			Pioneer Natural Resources Co	10,637	1,540
Machinery - Diversified - 1.08%			Range Resources Corp	40,113	1,146
AGCO Corp	194,925	9,797	Rice Energy Inc (a)	54,069	729
ANDRITZ AG	52,404	2,748	Rowan Cos PLC	28,114	571
Deere & Co	131,743	10,483	Seven Generations Energy Ltd (a)	42,352	497
Kubota Corp	441,000	7,359	Suncor Energy Inc	92,145	2,543
Manitowoc Co Inc/The	164,845	2,786	Valero Energy Partners LP (d)	255,324	11,829
Middleby Corp/The (a)	40,986	4,510
			Western Refining Inc	23,635	1,070
Valmet OYJ	247,402	2,363	Whiting Petroleum Corp (a)	29,529	487
		$40,046	WPX Energy Inc (a)	73,896	634
Metal Fabrication & Hardware - 0.08%					$75,683
Valmont Industries Inc	24,055	2,821	Oil & Gas Services - 0.84%
			Cameron International Corp (a)	40,074	2,737
Mining - 0.37%			Core Laboratories NV	5,568	658
Agnico Eagle Mines Ltd	44,472	1,176	Dril-Quip Inc (a)	29,206	1,843
Alacer Gold Corp (a)	282,048	543	FMC Technologies Inc (a)	49,102	1,670
B2Gold Corp (a)	425,092	465	Halliburton Co	76,210	3,037
Barrick Gold Corp	151,892	1,115	Independence Contract Drilling Inc (a)	64,205	392
BHP Billiton Ltd ADR	15,863	423	RPC Inc	45,732	606
Constellium NV (a)	110,871	975	Schlumberger Ltd	41,986	3,239
Eldorado Gold Corp	235,743	722	Superior Energy Services Inc	70,281	1,101

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services (continued)			REITS - 8.55%
Targa Resources Corp	401,888	$15,794	Alexandria Real Estate Equities Inc	65,632	$6,044
		$31,077	American Tower Corp	333,233	33,116
			Apartment Investment & Management Co	124,163	4,732
Packaging & Containers - 0.89%			Assura PLC	2,999,249	2,463
Ball Corp	61,260	4,253	AvalonBay Communities Inc	42,752	7,772
Crown Holdings Inc (a)	74,981	3,892
			Boston Properties Inc	52,955	6,619
FP Corp	53,100	2,017	CatchMark Timber Trust Inc (d)	329,715	3,742
Graphic Packaging Holding Co	456,398	6,239	Crown Castle International Corp	265,600	22,818
Huhtamaki OYJ	46,145	1,669	CubeSmart	226,044	6,582
KapStone Paper and Packaging Corp	137,531	3,338	DDR Corp	238,313	4,063
Mayr Melnhof Karton AG (d)	7,926	885
			Duke Realty Corp	211,387	4,302
Packaging Corp of America	69,104	4,699	EPR Properties	66,320	3,717
Sealed Air Corp	53,179	2,412	Equinix Inc	17,062	5,059
WestRock Co	65,788	3,331	Equity One Inc	160,215	4,363
		$32,735	Equity Residential	71,997	5,747
Pharmaceuticals - 0.19%			Essex Property Trust Inc	44,460	10,261
Mead Johnson Nutrition Co	16,383	1,321	Extra Space Storage Inc	8,018	671
Neogen Corp (a)	12,771	754	Federal Realty Investment Trust	31,386	4,599
Zoetis Inc	106,831	4,989	General Growth Properties Inc	248,849	6,338
		$7,064	Goodman Group	1,147,301	5,054
			Great Portland Estates PLC	414,088	5,464
Pipelines - 16.76%			Kilroy Realty Corp	55,510	3,704
APA Group	466,758	2,996	Klepierre	135,982	6,173
Buckeye Partners LP	545,749	36,942	Land Securities Group PLC	403,032	7,472
Columbia Pipeline Group Inc	407,900	7,820	Link REIT	781,000	4,739
Columbia Pipeline Partners LP	432,847	6,510	Mirvac Group	4,969,443	6,678
DCP Midstream Partners LP	242,563	6,161	Nomura Real Estate Master Fund Inc	2,361	2,848
Enbridge Energy Management LLC	158,909	3,963	Plum Creek Timber Co Inc	269,101	13,673
Enbridge Energy Partners LP	572,041	14,215	Potlatch Corp	270,283	9,033
Enbridge Inc	901,321	32,012	Prologis Inc	195,808	8,371
Energy Transfer Equity LP	1,832,469	34,707	Public Storage	44,960	10,793
EnLink Midstream LLC	288,944	4,874	Rayonier Inc	634,938	15,321
Enterprise Products Partners LP	1,930,057	49,004	Simon Property Group Inc	102,328	19,058
EQT Midstream Partners LP	336,545	22,767	SL Green Realty Corp	70,660	8,343
Genesis Energy LP	266,080	10,470	Strategic Hotels & Resorts Inc (a)	251,637	3,563
Inter Pipeline Ltd	368,200	6,402	Sun Communities Inc	57,721	3,859
Kinder Morgan Inc/DE	983,570	23,183	Ventas Inc	119,988	6,400
Koninklijke Vopak NV	128,600	5,573	Westfield Corp	1,020,141	7,052
Magellan Midstream Partners LP	808,427	50,551	Weyerhaeuser Co	653,127	21,011
MarkWest Energy Partners LP	635,496	30,504	Workspace Group PLC	283,312	4,072
MPLX LP	264,252	11,347			$315,689
ONEOK Inc	169,684	5,002
ONEOK Partners LP	374,982	11,336	Storage & Warehousing - 0.05%
Pembina Pipeline Corp	329,740	7,558	Safestore Holdings PLC	375,985	2,042
Phillips 66 Partners LP	299,348	17,362
Plains All American Pipeline LP	1,323,478	32,796	Telecommunications - 0.20%
SemGroup Corp	91,600	3,181	Eutelsat Communications SA	162,973	4,862
Shell Midstream Partners LP	391,243	13,643	Intelsat SA (a)	174,700	812
Spectra Energy Corp	393,800	10,317	SES SA	55,700	1,545
Spectra Energy Partners LP (d)	590,748	25,030
					$7,219
Sunoco Logistics Partners LP	1,049,633	29,253
Tesoro Logistics LP (d)	497,827	24,866	Textiles - 0.18%
TransCanada Corp	210,700	6,649	Mohawk Industries Inc (a)	34,746	6,627
Veresen Inc	989,400	7,765
Western Gas Partners LP (d)	490,662	23,561
			Transportation - 1.39%
Williams Cos Inc/The	1,108,297	40,519	CSX Corp	202,300	5,751
		$618,839	East Japan Railway Co	45,900	4,336
Real Estate - 1.82%			Euronav NV	49,242	634
ADO Properties SA (a),(c)	78,579	2,034	Groupe Eurotunnel SE	1,586,710	20,263
Aeon Mall Co Ltd	287,200	4,939	Kansas City Southern	64,000	5,819
CapitaLand Ltd	2,438,700	5,216	Prumo Logistica SA (a)	5,956,400	1,555
Dalian Wanda Commercial Properties Co Ltd	258,800	1,539	Union Pacific Corp	154,900	13,004
(c)					$51,362

Deutsche Wohnen AG	222,272	6,107	Water - 0.89%
Fabege AB	367,884	5,860	American Water Works Co Inc	236,000	13,631
Hispania Activos Inmobiliarios SA (a)	75,320	1,094
			Pennon Group PLC	235,875	3,099
Mitsubishi Estate Co Ltd	394,000	8,292	Severn Trent PLC	213,400	7,235
Mitsui Fudosan Co Ltd	454,000	11,458	United Utilities Group PLC	619,100	9,009
New World Development Co Ltd	4,713,000	4,680			$32,974
Nomura Real Estate Holdings Inc	174,700	3,421
Sun Hung Kai Properties Ltd	620,750	7,629	TOTAL COMMON STOCKS		$1,957,291
UNITE Group PLC/The	479,555	4,866
		$67,135

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 12.55%	Shares Held Value (000's)			COMMODITY INDEXED STRUCTURED	Principal

Publicly Traded Investment Fund - 12.55%				NOTES- 2.55%	Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio		298,752	$299	Banks- 1.95%
Cash Account Trust - Government & Agency		87,374,769	87,374	BNP Paribas SA; Dow Jones - UBS
Portfolio - Government Cash Managed				Commodity Index Linked Note
Morgan Stanley Institutional Liquidity Funds -		375,681,702	375,682	0.13%, 11/04/2016(e)	$11,000	$7,867
Government Portfolio				0.13%, 12/12/2016(e)	2,300	1,775
			$463,355	0.18%, 12/12/2016(e)	6,000	4,909
TOTAL INVESTMENT COMPANIES			$463,355	CIBC; Dow Jones - UBS Commodity Index
	Principal			Linked Note
BONDS- 5.51%	Amount (000's) Value (000's)			0.11%, 09/19/2016(e)	3,000	1,647
				0.25%, 10/24/2016(e)	6,400	3,945
Federal & Federally Sponsored Credit - 1.80%				Deutsche Bank AG/London; Dow Jones - UBS
Federal Farm Credit Banks				Commodity Index Linked Note
0.19%, 09/19/2016(e)		$10,000	$9,993	0.06%, 10/14/2016(c),(e)	2,800	1,725
0.20%, 11/22/2016(e)		7,000	6,996	0.06%, 11/17/2016(c),(e)	8,200	5,475
0.22%, 03/13/2017(e)		7,000	6,997	0.06%, 12/15/2016(c),(e)	8,500	7,194
0.24%, 02/13/2017(e)		9,600	9,599
0.25%, 03/29/2017(e)		7,000	6,996	JPMorgan Chase Bank NA; Dow Jones - UBS
				Commodity Index Linked Note
0.28%, 07/27/2016(e)		10,000	10,001	0.17%, 09/01/2016(e)	6,400	4,046
0.32%, 09/18/2017(e)		6,000	5,994	0.18%, 09/29/2016(c),(e)	7,800	4,972
0.40%, 05/30/2017(e)		10,000	10,007
				Royal Bank of Canada; Dow Jones - UBS
			$66,583	Commodity Index Linked Note
Finance - Mortgage Loan/Banker - 3.01%				0.08%, 10/11/2016(c),(e)	9,000	5,550
Fannie Mae				0.08%, 10/11/2016(c),(e)	3,000	2,315
0.20%, 09/08/2017(e)		10,000	9,983	0.12%, 08/29/2016(c),(e)	4,600	2,524
0.20%, 10/05/2017(e)		6,000	5,988	Societe Generale SA; Dow Jones - UBS
0.24%, 01/26/2017(e)		5,000	4,998	Commodity Index Linked Note
0.48%, 10/03/2016(e)		4,500	4,507	0.19%, 11/15/2016(c),(e)	7,500	5,351
				0.19%, 11/21/2016(c),(e)	4,000	3,248
Federal Home Loan Bank Discount Notes
0.16%, 03/07/2016(f)		10,000	9,994	UBS AG; Dow Jones - UBS Commodity
0.23%, 01/22/2016(f)		8,000	7,999	Index Linked Note
0.24%, 01/26/2016(f)		8,000	7,999	0.18%, 09/26/2016(e)	3,000	1,897
0.28%, 04/28/2016(f)		8,000	7,990	0.18%, 10/31/2016(e)	4,400	3,147
0.30%, 05/20/2016(f)		6,000	5,990	0.18%, 10/31/2016(e)	3,100	2,474
				0.24%, 12/27/2016(e)	2,000	1,964
Federal Home Loan Banks
0.40%, 06/17/2016		4,700	4,699			$72,025
Freddie Mac				Supranational Bank - 0.60%
0.19%, 12/12/2016(e)		8,000	7,995
0.20%, 01/12/2017(e)		6,000	5,997	International Bank for Reconstruction &
0.20%, 01/13/2017(e)		6,000	5,997	Development; Dow Jones - UBS Commodity
				Index Linked Note
0.21%, 07/21/2016(e)		7,000	6,999	0.60%, 01/19/2017(e)	24,000	22,029
0.27%, 04/27/2017(e)		6,500	6,497
Freddie Mac Discount Notes				TOTAL COMMODITY INDEXED STRUCTURED NOTES $		94,054
0.28%, 05/12/2016(f)		7,500	7,488
				SENIOR FLOATING RATE INTERESTS - Principal
			$111,120	15.71%	Amount (000's)	Value (000's)

Media- 0.01%				Advertising - 0.15%
iHeartCommunications Inc				Acosta Inc, Term Loan B
9.00%, 12/15/2019		523	379	4.25%, 09/26/2021(e)	$1,326	$1,267
				Advantage Sales & Marketing Inc, Term
Sovereign - 0.69%				Loan
Bundesrepublik Deutschland Bundesobligation				7.50%, 07/21/2022(e)	1,000	909
Inflation Linked Bond				Advantage Sales & Marketing Inc, Term Loan
0.75%, 04/15/2018	EUR	1,052	1,150	B
Deutsche Bundesrepublik Inflation Linked				4.25%, 07/21/2021(e)	2,031	1,963
Bond				Checkout Holding Corp, Term Loan B
0.10%, 04/15/2023		4,524	5,161	4.50%, 04/03/2021(e)	1,728	1,459
1.50%, 04/15/2016		6	6			$5,598
Italy Buoni Poliennali Del Tesoro
1.25%, 09/15/2032(c)		1,657	1,871	Aerospace & Defense - 0.24%
				B/E Aerospace Inc, Term Loan B
2.10%, 09/15/2016		11	11	4.00%, 11/19/2021(e)	2,674	2,672
2.35%, 09/15/2024(c)		5,320	6,636
				Sequa Corp, Term Loan B
2.55%, 09/15/2041		538	729	5.25%, 05/29/2017(e)	2,851	2,061
2.60%, 09/15/2023		263	332	TransDigm Inc, Term Loan D
Japanese Government CPI Linked Bond				3.75%, 05/21/2021(e)	4,199	4,088
0.10%, 09/10/2024	JPY	744,500	6,426
New Zealand Government Bond						$8,821
3.07%, 09/20/2030(e)	NZD	4,222	3,059	Airlines - 0.35%
			$25,381	American Airlines Inc, Term Loan B
TOTAL BONDS			$203,463	3.25%, 06/27/2020(e)	3,448	3,406
				3.50%, 10/10/2021(e)	2,772	2,746
				Delta Air Lines Inc, Term Loan B1
				3.25%, 10/18/2018(e)	2,680	2,674

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Airlines (continued)			Consumer Products - 0.40%
Delta Air Lines Inc, Term Loan B2			Dell International LLC, Term Loan B2
2.25%, 04/18/2016(e)	$1,985	$1,981	4.00%, 04/29/2020(e)	$10,642	$10,579
US Airways Inc, Term Loan B1			Dell International LLC, Term Loan C
3.50%, 05/23/2019(e)	2,207	2,187	3.75%, 09/24/2018(e)	1,784	1,776
		$12,994	Prestige Brands Inc, Term Loan B3
			3.50%, 09/03/2021(e)	730	727
Automobile Manufacturers - 0.30%			Spectrum Brands Inc, Term Loan
FCA US LLC, Term Loan B			3.40%, 06/16/2022(e)	1,692	1,689
3.25%, 12/05/2018(e)	11,117	11,034
					$14,771

Automobile Parts & Equipment - 0.05%			Distribution & Wholesale - 0.16%
			HD Supply Inc, Term Loan
Allison Transmission Inc, Term Loan B3			4.70%, 08/06/2021(e)	4,342	4,294
3.50%, 09/23/2019(e)	1,990	1,978
			Univar USA Inc, Term Loan B
			4.25%, 06/24/2022(e)	1,636	1,587
Beverages - 0.12%					$5,881
DE Master Blenders 1753 NV, Term Loan B
4.25%, 07/02/2021(e)	4,376	4,343	Diversified Financial Services - 0.24%
			AlixPartners LLP, Term Loan B
			4.50%, 07/22/2022(e)	1,250	1,240
Building Materials - 0.09%			Clipper Acquisitions Corp, Term Loan B1
Headwaters Inc, Term Loan B			3.00%, 02/06/2020(e)	1,945	1,897
4.50%, 03/11/2022(e)	2,494	2,487	Delos Finance Sarl, Term Loan B
Quikrete Holdings Inc, Term Loan B			3.50%, 02/26/2021(e)	1,250	1,244
4.00%, 09/18/2020(e)	945	939	TransFirst Inc, Term Loan B1
		$3,426	4.75%, 11/12/2021(e)	2,730	2,706
			Walter Investment Management Corp, Term
Chemicals - 0.05%			Loan
Axalta Coating Systems US Holdings Inc,			4.75%, 12/11/2020(e)	2,110	1,824
Term Loan B
3.75%, 02/01/2020(e)	448	443			$8,911
Minerals Technologies Inc, Term Loan B2			Electric - 0.18%
4.75%, 05/09/2021(e)	1,305	1,289	Calpine Corp, Delay-Draw Term Loan DD
		$1,732	4.00%, 10/30/2020(e)	1,722	1,708
			EFS Cogen Holdings I LLC, Term Loan B
Commercial Services - 0.82%			3.75%, 12/17/2020(e)	1,482	1,468
Brand Energy & Infrastructure Services Inc,			Energy Future Intermediate Holding Co LLC,
Term Loan B
4.75%, 11/20/2020(e)	914	843	DIP Term Loan
			4.25%, 06/19/2016(e)	3,500	3,485
Ceridian HCM Holding Inc, Term Loan B2
4.50%, 09/15/2020(e)	1,075	894			$6,661
Harland Clarke Holdings Corp, Term Loan			Electronics - 0.06%
B2			TTM Technologies Inc, Term Loan
5.58%, 06/30/2017(e)	438	431	6.00%, 05/07/2021(e)	2,438	2,237
Harland Clarke Holdings Corp, Term Loan
B3
7.00%, 04/26/2018(e)	3,669	3,643	Engineering & Construction - 0.04%
Harland Clarke Holdings Corp, Term Loan			AECOM, Term Loan B
			3.75%, 09/17/2021(e)	1,583	1,581
B4
6.00%, 08/30/2019(e)	956	940
Interactive Data Corp, Term Loan B			Entertainment - 0.51%
4.75%, 04/23/2021(e)	2,224	2,219	AMC Entertainment Inc, Term Loan B
iQor US Inc, Term Loan B			3.50%, 04/23/2020(e)	870	869
6.00%, 02/19/2021(e)	2,747	2,166	CCM Merger Inc, Term Loan B
Laureate Education Inc, Term Loan B			4.50%, 07/30/2021(e)	1,582	1,572
5.00%, 06/16/2018(e)	123	104	Delta 2 Lux Sarl, Term Loan B
Pharmaceutical Product Development LLC,			7.75%, 07/29/2022(e)	2,250	2,106
Term Loan B			Delta 2 Lux Sarl, Term Loan B3
4.25%, 08/05/2022(e)	4,397	4,276	4.75%, 07/30/2021(e)	5,368	5,222
ServiceMaster Co LLC/The, Term Loan B			Pinnacle Entertainment Inc, Term Loan B2
4.25%, 06/25/2021(e)	10,758	10,683	3.75%, 08/05/2020(e)	314	313
Truven Health Analytics Inc, Term Loan B			SGMS Escrow Corp, Term Loan B2
4.50%, 05/25/2019(e)	2,752	2,690	6.00%, 09/17/2021(e)	5,697	5,266
USAGM HoldCo LLC, Term Loan			William Morris Endeavor Entertainment LLC,
4.75%, 07/27/2022(e)	1,500	1,435	Term Loan B
		$30,324	5.25%, 05/06/2021(e)	2,224	2,204
			WMG Acquisition Corp, Term Loan B
Computers - 0.11%			3.75%, 07/07/2020(e)	1,301	1,243
Computer Sciences Government Services Inc,
Term Loan					$18,795
0.00%, 10/06/2022(e),(g)	2,000	1,998	Environmental Control - 0.08%
Riverbed Technology Inc, Term Loan B			ADS Waste Holdings Inc, Term Loan B2
6.00%, 02/25/2022(e)	1,990	1,984	3.75%, 10/09/2019(e)	702	686
		$3,982

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Environmental Control (continued)			Healthcare - Services (continued)
Tervita Corp, Term Loan B			IASIS Healthcare LLC, Term Loan B2
6.25%, 05/14/2018(e)	$2,716	$2,105	4.50%, 05/03/2018(e)	$4,159	$4,094
		$2,791	LHP Operations Co LLC, Term Loan B
			9.00%, 06/29/2018(e)	280	272
Food- 1.03%			Millennium Health LLC, Term Loan B
Albertsons LLC, Term Loan B2			5.25%, 04/15/2021(e)	3,386	1,354
5.38%, 05/21/2019(e)	4,926	4,913
			US Renal Care Inc, Term Loan
Albertsons LLC, Term Loan B3			4.25%, 07/03/2019(e)	2,219	2,209
5.00%, 08/04/2019(e)	975	972
Albertsons LLC, Term Loan B4					$27,401
5.50%, 08/11/2021(e)	14,543	14,514	Holding Companies - Diversified - 0.28%
Pinnacle Foods Finance LLC, Term Loan G			Emerald Expositions Holding Inc, Term Loan
3.00%, 04/29/2020(e)	2,425	2,399	B
Pinnacle Foods Finance LLC, Term Loan H			4.75%, 06/17/2020(e)	3,061	3,036
3.00%, 04/29/2020(e)	490	484	MGOC Inc, Term Loan B
SUPERVALU Inc, Term Loan			4.00%, 07/30/2020(e)	3,035	3,013
4.50%, 03/21/2019(e)	4,913	4,890	Travelport Finance Luxembourg Sarl, Term
US Foods Inc, Term Loan B			Loan B
4.50%, 05/31/2019(e)	8,962	8,878	5.76%, 08/13/2021(e)	4,460	4,372
Wilton Brands LLC, Term Loan					$10,421
8.50%, 08/22/2018(e)	1,193	1,139
		$38,189	Insurance - 0.05%
			HUB International Ltd, Term Loan B
Gas- 0.01%			4.00%, 09/17/2020(e)	1,725	1,670
Southcross Holdings Borrower LP, Term
Loan
6.00%, 07/29/2021(e)	244	168	Internet - 0.18%
			EIG Investors Corp, Term Loan B
			5.06%, 11/09/2019(e)	2,137	2,101
Healthcare - Products - 0.92%			Tibco Software Inc, Term Loan
Alere Inc, Term Loan B			6.51%, 11/25/2020(e)	4,632	4,238
4.25%, 06/10/2022(e)	1,487	1,467	VFH Parent LLC, Term Loan B
Carestream Health Inc, Term Loan			5.25%, 11/05/2019(e)	306	306
9.50%, 12/15/2019(e)	729	657	Zayo Group LLC, Term Loan B
Carestream Health Inc, Term Loan B			3.75%, 05/06/2021(e)	150	148
5.00%, 06/05/2019(e)	4,752	4,390			$6,793
ConvaTec Inc, Term Loan B
4.25%, 12/22/2016(e)	6,983	6,884	Investment Companies - 0.01%
DJO Finance LLC, Term Loan B			American Capital Ltd, Term Loan B
			3.50%, 08/22/2017(e)	324	323
4.25%, 06/24/2020(e)	1,746	1,703
Kinetic Concepts Inc, Term Loan E1
4.50%, 05/04/2018(e)	12,207	11,874	Leisure Products & Services - 0.14%
Kinetic Concepts Inc, Term Loan E2			Bombardier Recreational Products Inc, Term
4.00%, 11/04/2016(e)	4,450	4,380	Loan B
Sterigenics-Nordion Holdings LLC, Term			3.75%, 01/23/2019(e)	966	960
Loan B			Equinox Holdings Inc, Term Loan B
4.25%, 05/06/2022(e)	2,750	2,702	5.00%, 01/31/2020(e)	1,219	1,218
		$34,057	Life Time Fitness Inc, Term Loan B
			4.25%, 06/03/2022(e)	1,995	1,946
Healthcare - Services - 0.74%			Sabre GLBL Inc, Term Loan B2
Ardent Legacy Acquisitions Inc, Term Loan			4.00%, 02/19/2019 (e)	980	973
B
6.50%, 07/30/2021(e)	247	246			$5,097
CHS/Community Health Systems Inc, Term			Leisure Time - 0.04%
Loan F			Planet Fitness, Term Loan
3.58%, 01/25/2018(e)	32	32	4.85%, 03/26/2021(e)	1,246	1,231
CHS/Community Health Systems Inc, Term			Sabre GLBL Inc, Term Loan C
Loan G			3.50%, 02/15/2018(e)	180	178
3.75%, 12/13/2019(e)	2,834	2,771			$1,409
CHS/Community Health Systems Inc, Term
Loan H			Lodging - 0.47%
4.00%, 01/14/2021(e)	5,670	5,570	Boyd Gaming Corp, Term Loan B
			4.00%, 08/07/2020(e)	1,842	1,830
DaVita HealthCare Partners Inc, Term Loan
B			CityCenter Holdings LLC, Term Loan B
3.50%, 06/24/2021(e)	1,695	1,686	4.25%, 10/09/2020(e)	2,273	2,257
Drumm Investors LLC, Term Loan			Hilton Worldwide Finance LLC, Term Loan
6.75%, 05/04/2018(e)	2,566	2,542	B
			3.50%, 09/23/2020(e)	9,282	9,228
Genesis Healthcare DE LLC, Term Loan B
10.00%, 10/02/2017(e)	549	554	Intrawest Operations Group LLC, Term Loan
HCA Inc, Term Loan B5			B
2.94%, 05/30/2017(e)	3,226	3,223	4.75%, 11/26/2020(e)	1,106	1,102
Heartland Dental LLC, Term Loan			MGM Resorts International, Term Loan B
5.50%, 12/21/2018(e)	2,936	2,848	3.50%, 12/13/2019(e)	2,920	2,901
					$17,318

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Machinery - Construction & Mining - 0.02%			Miscellaneous Manufacturers - 0.07%
North American Lifting Holdings Inc, Term			Gates Global LLC, Term Loan
Loan			4.25%, 06/11/2021(e)	$2,735	$2,551
5.50%, 11/26/2020(e)	$1,042	$778

			Oil & Gas - 0.08%
Machinery - Diversified - 0.24%			Drillships Financing Holding Inc, Term Loan
Onex Wizard Acquisition Co I SARL, Term			B1
Loan B			6.00%, 02/02/2021(e)	2,226	1,115
4.25%, 02/03/2022(e)	249	247	Fieldwood Energy LLC, Term Loan
RBS Global Inc, Term Loan B			8.38%, 09/20/2020(e)	1,409	415
4.00%, 05/14/2020(e)	2,461	2,402	Offshore Group Investment Ltd, Term Loan
Xerium Technologies Inc, Term Loan B			B
6.25%, 05/02/2019(e)	2,522	2,505	0.00%, 03/22/2019(a),(e)	901	250
Zebra Technologies Corp, Term Loan B			Seadrill Operating LP, Term Loan B
4.75%, 09/30/2021(e)	3,654	3,657	4.00%, 02/12/2021(e)	1,074	538
		$8,811	Western Refining Inc, Term Loan B
			4.25%, 11/25/2020(e)	561	541
Media- 2.07%					$2,859
CCO Safari III LLC, Term Loan I
3.50%, 01/23/2023(e)	5,000	4,987	Packaging & Containers - 0.08%
Cengage Learning Acquisitions Inc, Term			BWAY Holding Co, Term Loan B
Loan EXIT			5.50%, 08/07/2020(e)	3,192	3,097
7.00%, 03/06/2020(e)	5,040	4,956
Cequel Communications LLC, Term Loan
3.75%, 12/14/2022(e)	6,146	5,992	Pharmaceuticals - 0.73%
			Catalent Pharma Solutions Inc, Term Loan B
Cequel Communications LLC, Term Loan B			4.25%, 05/07/2021(e)	6,324	6,250
3.50%, 02/10/2019(e)	332	328
			DPx Holdings BV, Term Loan B
Cumulus Media Holdings Inc, Term Loan B			4.25%, 01/22/2021(e)	2,224	2,150
4.25%, 12/18/2020(e)	11,936	8,728
Gray Television Inc, Term Loan			Endo Luxembourg Finance I Co Sarl, Term
3.75%, 06/10/2021(e)	594	589	Loan B
			3.75%, 06/24/2022(e)	3,000	2,948
Houghton Mifflin Harcourt Publishers Inc,			Grifols Worldwide Operations USA Inc, Term
Term Loan B
4.00%, 05/11/2021(e)	1,995	1,910	Loan B
			3.19%, 03/05/2021(e)	1,454	1,440
iHeartCommunications Inc, Term Loan D-
			PRA Holdings Inc, Term Loan
EXT			4.50%, 09/18/2020 (e)	4,361	4,316
6.94%, 01/22/2019(e)	21,205	15,297
iHeartCommunications Inc, Term Loan E			Valeant Pharmaceuticals International Inc,
7.69%, 07/30/2019(e)	2,986	2,156	Term Loan BD2
			3.50%, 02/13/2019(e)	250	235
MCC Iowa LLC, Term Loan G
4.00%, 08/15/2020(e)	970	962	Valeant Pharmaceuticals International Inc,
			Term Loan BE1
McGraw-Hill Global Education Holdings			3.75%, 06/26/2020(e)	6,053	5,691
LLC, Term Loan
4.75%, 03/22/2019(e)	2,752	2,744	Valeant Pharmaceuticals International Inc,
			Term Loan BF1
Mediacom Illinois LLC, Delay-Draw Term			4.00%, 03/11/2022(e)	3,955	3,729
Loan G-DD
3.50%, 06/18/2021(e)	495	488			$26,759
MTL Publishing LLC, Term Loan B3			Real Estate - 0.15%
4.00%, 08/12/2022(e)	3,053	3,002	Capital Automotive LP, Term Loan
Numericable US LLC, Term Loan B1			6.00%, 04/18/2020(e)	1,861	1,868
4.50%, 04/23/2020(e)	4,755	4,651	Capital Automotive LP, Term Loan B
Numericable US LLC, Term Loan B2			4.00%, 04/05/2019(e)	1,056	1,054
4.50%, 04/23/2020(e)	3,932	3,846	Realogy Group LLC, Term Loan B
Springer Science+Business Media GmbH,			3.75%, 03/05/2020(e)	2,443	2,430
Term Loan B9					$5,352
4.75%, 08/14/2020(e)	1,642	1,574
Tribune Media Co, Term Loan B			REITS- 0.24%
3.75%, 12/27/2020(e)	4,168	4,142	Communications Sales & Leasing Inc, Term
Virgin Media Investment Holdings Ltd, Term			Loan B
			5.00%, 10/14/2022(e)	8,978	8,282
Loan F
3.50%, 06/07/2023(e)	1,404	1,381	Starwood Property Trust Inc, Term Loan B
			3.50%, 04/17/2020(e)	723	712
WideOpenWest Finance LLC, Term Loan B
4.50%, 04/01/2019(e)	3,163	3,076			$8,994
Ziggo BV, Delay-Draw Term Loan B3-DD			Retail - 1.52%
3.50%, 01/15/2022(e)	2,210	2,154
			1011778 BC ULC, Term Loan B2
Ziggo BV, Term Loan B1			3.75%, 12/10/2021(e)	14,795	14,700
3.50%, 01/15/2022(e)	2,099	2,047
			Academy Ltd, Term Loan B
Ziggo BV, Term Loan B2			5.00%, 06/16/2022(e)	1,920	1,827
3.50%, 01/15/2022(e)	1,441	1,405
			Bass Pro Group LLC, Term Loan B
		$76,415	4.00%, 06/05/2020(e)	995	931
			Belk Inc, Term Loan
			0.00%, 11/18/2022(e),(g)	2,000	1,779

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Retail (continued)			Software (continued)
BJ's Wholesale Club Inc, Term Loan			SS&C European Holdings SARL, Term Loan
8.50%, 03/21/2020(e)	$250	$238	B2
BJ's Wholesale Club Inc, Term Loan B			3.89%, 06/29/2022(e)	$700	$697
4.50%, 09/26/2019(e)	3,535	3,460	SS&C Technologies Inc, Term Loan B1
Dollar Tree Inc, Term Loan B1			3.78%, 06/29/2022(e)	4,655	4,634
3.50%, 05/26/2022(e)	4,150	4,131			$45,794
Dollar Tree Inc, Term Loan B2
4.19%, 05/26/2022(e)	1,300	1,290	Telecommunications - 0.35%
Hudson's Bay Co, Term Loan B			Avaya Inc, Term Loan B3
			4.82%, 10/26/2017(e)	1,659	1,422
4.75%, 08/12/2022(e)	1,152	1,146
Jo-Ann Stores LLC, Term Loan			Avaya Inc, Term Loan B6
			6.50%, 03/31/2018(e)	2,621	2,225
4.00%, 03/19/2018(e)	1,861	1,730
Michaels Stores Inc, Term Loan B			Avaya Inc, Term Loan B7
			6.25%, 04/30/2020(e)	249	188
3.75%, 01/24/2020(e)	1,040	1,029
New Albertsons Inc, Term Loan B			Cincinnati Bell Inc, Term Loan B
			4.00%, 08/20/2020(e)	980	967
4.75%, 06/25/2021(e)	9,798	9,711
PetSmart Inc, Term Loan B			CommScope Inc, Term Loan B
			3.75%, 12/29/2022(e)	1,083	1,069
4.25%, 03/10/2022(e)	5,423	5,321
Rite Aid Corp, Term Loan 1			FairPoint Communications Inc, Term Loan B
			7.50%, 02/14/2019(e)	3,902	3,887
5.75%, 07/07/2020(e)	3,500	3,510
Rite Aid Corp, Term Loan 2			Syniverse Holdings Inc, Term Loan B
			4.00%, 04/23/2019(e)	1,939	1,499
4.88%, 06/11/2021(e)	1,750	1,750
Serta Simmons Bedding LLC, Term Loan B			T-Mobile USA Inc, Term Loan
			3.50%, 11/03/2022(e)	1,800	1,801
4.25%, 10/01/2019(e)	664	660
Staples Inc, Term Loan B					$13,058
0.00%, 04/23/2021(e),(g)	3,000	2,959	Transportation - 0.14%
		$56,172	CEVA Group PLC, SYNTH LOC
			6.50%, 03/19/2021(e)	371	320
Semiconductors - 0.96%
Avago Technologies Cayman Ltd, Term			CEVA Group PLC, Term Loan
			6.50%, 03/12/2021(e)	532	459
Loan			6.50%, 03/19/2021(e)	67	57
0.00%, 11/11/2022(e),(g)	15,000	14,839
Avago Technologies Cayman Ltd, Term Loan			CEVA Intercompany BV, Term Loan
			6.50%, 03/19/2021(e)	386	333
B
3.75%, 04/16/2019(e)	2,833	2,829	Commercial Barge Line Co, Term Loan B
			9.75%, 11/06/2020(e)	1,000	955
Freescale Semiconductor Inc, Term Loan B4
4.25%, 02/13/2020(e)	7,911	7,897	HGIM Corp, Term Loan B
			5.50%, 06/12/2020(e)	1,750	1,141
Freescale Semiconductor Inc, Term Loan B5
5.00%, 01/15/2021(e)	3,946	3,942	XPO Logistics Inc, Term Loan B
			5.50%, 10/27/2021(e)	2,000	1,991
NXP BV, Term Loan
0.00%, 11/05/2020(e),(g)	3,000	2,981			$5,256
NXP BV, Term Loan D			TOTAL SENIOR FLOATING RATE INTERESTS		$580,197
3.25%, 01/10/2020(e)	3,147	3,107	U.S. GOVERNMENT & GOVERNMENT	Principal
		$35,595	AGENCY OBLIGATIONS - 11.04%	Amount (000's) Value (000's)

Software - 1.24%			U.S. Treasury - 1.49%
			0.21%, 04/30/2017(e)	$6,000	$5,994
Applied Systems Inc, Term Loan B
7.50%, 01/24/2022(e)	980	940	0.38%, 01/31/2016	3,000	3,001
Blackboard Inc, Term Loan B3			0.38%, 03/31/2016	10,000	10,002
4.75%, 10/04/2018(e)	3,504	3,389	0.63%, 09/30/2017	22,000	21,890
BMC Software Finance Inc, Term Loan B			1.75%, 05/31/2016	7,000	7,045
5.00%, 08/07/2020(e)	5,033	4,352	2.63%, 02/29/2016	7,000	7,041
Compuware Corp, Term Loan B2					$54,973
6.25%, 12/10/2021(e)	4,929	4,633
			U.S. Treasury Inflation-Indexed Obligations - 9.55%
Emdeon Inc, Term Loan B2			0.13%, 04/15/2016	6	6
3.75%, 11/02/2018(e)	3,142	3,105
			0.13%, 04/15/2017	14,304	14,285
First Data Corp, Term Loan C1			0.13%, 04/15/2018	20,319	20,317
3.71%, 03/23/2018(e)	10,000	9,887
			0.13%, 04/15/2019	32,114	32,021
Genesys Telecommunications Laboratories			0.13%, 04/15/2020	16,222	16,086
Inc, Term Loan			0.13%, 01/15/2022	11,602	11,329
4.50%, 11/04/2020(e)	1,965	1,950
			0.13%, 07/15/2022	4,641	4,535
Infor US Inc, Term Loan B5			0.13%, 01/15/2023	11,033	10,667
3.75%, 06/03/2020(e)	3,205	3,051
			0.13%, 07/15/2024	30,523	29,266
Informatica LLC, Term Loan B			0.25%, 01/15/2025	13,969	13,463
4.50%, 06/03/2022(e)	1,000	971
			0.38%, 07/15/2023	18,082	17,826
MA FinanceCo LLC, Term Loan B			0.38%, 07/15/2025	22,907	22,404
5.25%, 10/07/2021(e)	351	348
			0.63%, 07/15/2021	586	594
MA FinanceCo LLC, Term Loan C			0.63%, 01/15/2024	19,832	19,796
4.50%, 10/07/2021(e)	570	567
			0.63%, 02/15/2043	10,230	8,829
Magic Newco LLC, Term Loan B			0.75%, 02/15/2042	6,869	6,153
5.41%, 12/02/2018(e)	2,198	2,193
			0.75%, 02/15/2045	9,069	8,060
Sophia LP, Term Loan B			1.13%, 01/15/2021	14,010	14,543
4.75%, 09/22/2016(e)	5,129	5,077
			1.25%, 07/15/2020	4,059	4,245

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
1.38%, 07/15/2018		$1,528	$1,586
1.38%, 01/15/2020		6,005	6,276
1.38%, 02/15/2044	14,629		15,181
1.75%, 01/15/2028		6,491	7,201
2.00%, 01/15/2026		5,065	5,695
2.13%, 02/15/2040		3,662	4,393
2.13%, 02/15/2041		2,991	3,605
2.38%, 01/15/2025	12,376		14,231
2.38%, 01/15/2027		5,917	6,935
2.50%, 07/15/2016		4,434	4,512
2.50%, 01/15/2029		5,674	6,835
3.38%, 04/15/2032		506	698
3.63%, 04/15/2028		9,232	12,257
3.88%, 04/15/2029		6,369	8,798
			$352,628
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$407,601
TOTAL PURCHASED OPTIONS - 0.16%			$5,982
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$9
TOTAL PURCHASED INTEREST RATE SWAPTIONS -0.00%
			$61
Total Investments			$3,712,013
Liabilities in Excess of Other Assets, Net - (0.51)%			$(18,717)
TOTAL NET ASSETS - 100.00%			$3,693,296

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,169 or 0.09% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,973 or 1.52% of net assets.
(d)	Security is Illiquid. At the end of the period, the value of these securities totaled $127,845 or 3.46% of net assets.
(e)	Variable Rate. Rate shown is in effect at November 30, 2015.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after November 30, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector			Percent
Energy			19.88%
Government			17.14%
Financial			13.01%
Exchange Traded Funds			12.55%
Consumer, Non-cyclical			8.91%
Utilities			6.45%
Industrial			6.39%
Basic Materials			5.69%
Consumer, Cyclical			4.37%
Communications			2.96%
Technology			2.31%
Diversified			0.69%
Purchased Options			0.16%
Purchased Capped Options			0.00%
Purchased Interest Rate Swaptions			0.00%
Liabilities in Excess of Other Assets, Net			(0.51)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	12/15/2015	GBP	600,000	$931	$904	$	— $	(27)
Barclays Bank PLC	01/19/2016	GBP	624,345	957	940		—	(17)
BNP Paribas	12/03/2015	EUR	100,000	108	106		—	(2)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
BNP Paribas	12/03/2015	MXN	35,715,000	$2,119	$2,154	$35	$—
BNP Paribas	01/19/2016	GBP	320,000	494	482	—	(12)
BNP Paribas	01/29/2016	NZD	1,425,000	933	934	1	—
Citigroup Inc	12/08/2015	EUR	10,000,000	11,251	10,567	—	(684)
Citigroup Inc	12/15/2015	CAD	1,237,774	927	927	—	—
Citigroup Inc	01/19/2016	GBP	611,270	941	921	—	(20)
Citigroup Inc	05/16/2016	GBP	495,000	754	746	—	(8)
Citigroup Inc	05/16/2016	JPY	92,524,063	757	755	—	(2)
Deutsche Bank AG	12/08/2015	EUR	5,020,000	5,595	5,305	—	(290)
Deutsche Bank AG	12/15/2015	CAD	680,197	510	509	—	(1)
Deutsche Bank AG	02/04/2016	EUR	41,763,766	45,619	44,207	—	(1,412)
Deutsche Bank AG	02/04/2016	IDR	150,283,350,000	10,773	10,690	—	(83)
Deutsche Bank AG	02/04/2016	JPY	4,337,890,878	36,116	35,315	—	(801)
Deutsche Bank AG	02/04/2016	NOK	303,461,000	35,561	34,908	—	(653)
Deutsche Bank AG	03/22/2016	SEK	23,720,148	2,893	2,731	—	(162)
Goldman Sachs & Co	12/15/2015	GBP	335,000	511	505	—	(6)
HSBC Securities Inc	12/08/2015	EUR	1,655,000	1,862	1,749	—	(113)
HSBC Securities Inc	01/19/2016	EUR	1,685,000	1,886	1,783	—	(103)
JPMorgan Chase	02/04/2016	AUD	50,775,000	36,052	36,586	534	—
JPMorgan Chase	02/04/2016	EUR	199,780,000	216,390	211,467	—	(4,923)
JPMorgan Chase	02/04/2016	JPY	6,598,222,560	53,845	53,716	—	(129)
JPMorgan Chase	02/04/2016	NOK	144,609,951	17,815	16,635	—	(1,180)
JPMorgan Chase	02/04/2016	NZD	111,473,000	72,445	73,023	578	—
JPMorgan Chase	02/04/2016	RUB	1,413,692,790	21,489	20,891	—	(598)
JPMorgan Chase	02/04/2016	TRY	31,679,852	10,752	10,677	—	(75)
JPMorgan Chase	03/22/2016	CHF	2,776,397	2,891	2,718	—	(173)
Morgan Stanley & Co	12/03/2015	MXN	53,189,000	3,224	3,208	—	(16)
Morgan Stanley & Co	12/08/2015	EUR	1,645,000	1,842	1,738	—	(104)
Morgan Stanley & Co	12/15/2015	GBP	630,000	951	949	—	(2)
Morgan Stanley & Co	12/15/2015	MXN	32,176,691	1,920	1,940	20	—
Morgan Stanley & Co	12/31/2015	NZD	1,460,000	949	959	10	—
Societe Generale Securities	01/06/2016	MXN	31,243,000	1,880	1,881	1	—
UBS AG	12/08/2015	EUR	9,745,000	10,954	10,298	—	(656)
Total						$1,179	$(12,252)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/03/2015	EUR	1,355,000	$1,492	$1,432	$60	$—
Bank of America NA	12/15/2015	MXN	31,675,540	1,885	1,910	—	(25)
Bank of America NA	01/07/2016	JPY	393,383,000	3,201	3,201	—	—
Barclays Bank PLC	12/03/2015	EUR	9,716,000	10,737	10,266	471	—
Barclays Bank PLC	12/03/2015	JPY	394,554,000	3,259	3,205	54	—
Barclays Bank PLC	12/08/2015	EUR	1,030,000	1,137	1,088	49	—
Barclays Bank PLC	12/15/2015	CAD	1,231,422	931	922	9	—
Barclays Bank PLC	01/19/2016	EUR	865,000	958	915	43	—
BNP Paribas	12/08/2015	EUR	4,285,000	4,773	4,528	245	—
Citigroup Inc	12/08/2015	EUR	5,025,000	5,644	5,310	334	—
Citigroup Inc	12/15/2015	GBP	615,000	927	926	1	—
Citigroup Inc	01/19/2016	EUR	840,000	941	889	52	—
Citigroup Inc	05/16/2016	GBP	495,000	757	746	11	—
Citigroup Inc	05/16/2016	JPY	92,467,485	753	755	—	(2)
Deutsche Bank AG	12/08/2015	EUR	1,675,000	1,918	1,770	148	—
Deutsche Bank AG	12/15/2015	GBP	335,000	511	505	6	—
Deutsche Bank AG	02/04/2016	CAD	57,592	44	43	1	—
Deutsche Bank AG	02/04/2016	EUR	161,243,328	176,010	170,676	5,334	—
Deutsche Bank AG	02/04/2016	GBP	47,522	74	72	2	—
Deutsche Bank AG	02/04/2016	JPY	8,892,311,682	73,326	72,392	954	(20)
Deutsche Bank AG	02/04/2016	MXN	5,861,996	354	352	2	—
Deutsche Bank AG	02/04/2016	NOK	139,063,637	17,141	15,997	1,144	—
Deutsche Bank AG	02/04/2016	NZD	26,747,775	18,044	17,522	522	—
Deutsche Bank AG	02/04/2016	RUB	700,319,100	10,905	10,349	556	—
Deutsche Bank AG	02/04/2016	SEK	303,974,365	35,561	34,950	611	—
Deutsche Bank AG	03/22/2016	CHF	2,776,397	2,893	2,718	175	—
Goldman Sachs & Co	12/03/2015	EUR	4,806,000	5,157	5,078	79	—
Goldman Sachs & Co	12/08/2015	EUR	1,680,000	1,898	1,775	123	—
Goldman Sachs & Co	12/15/2015	CAD	684,708	511	513	—	(2)
HSBC Securities Inc	12/03/2015	NZD	4,510,000	3,038	2,968	70	—
HSBC Securities Inc	12/08/2015	EUR	6,420,000	7,333	6,784	549	—
HSBC Securities Inc	01/19/2016	GBP	1,237,730	1,886	1,864	22	—
JPMorgan Chase	12/03/2015	MXN	57,661,000	3,504	3,478	26	—
JPMorgan Chase	02/04/2016	AUD	25,635,000	18,076	18,472	—	(396)
JPMorgan Chase	02/04/2016	CHF	18,275,093	17,998	17,846	152	—
JPMorgan Chase	02/04/2016	EUR	190,347,830	205,892	201,483	4,409	—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
JPMorgan Chase		02/04/2016	JPY	8,610,466,488	$70,531	$70,098	$446		$(13)
JPMorgan Chase		02/04/2016	NZD	28,118,000	18,353	18,419	—		(66)
JPMorgan Chase		02/04/2016	SEK	156,614,078	18,440	18,007	433		—
JPMorgan Chase		03/22/2016	SEK	23,722,369	2,891	2,732	159		—
Morgan Stanley & Co		12/03/2015	JPY	394,554,000	3,273	3,205	68		—
Morgan Stanley & Co		12/08/2015	EUR	1,005,000	1,143	1,062	81		—
Morgan Stanley & Co		01/07/2016	JPY	393,383,000	3,200	3,201	—		(1)
Sanford C. Bernstein		01/06/2016	NZD	4,451,000	2,912	2,921	—		(9)
Societe Generale Securities		12/03/2015	MXN	31,243,000	1,884	1,884	—		—
State Street Financial		12/15/2015	GBP	318,000	493	479	14		—
TD Bank Financial Group		12/08/2015	EUR	1,035,000	1,142	1,094	48		—
UBS AG		12/08/2015	EUR	3,310,000	3,747	3,498	249		—
UBS AG		01/06/2016	EUR	15,722,000	16,653	16,629	24		—
Total							$17,736		$(534)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Short	3	$746	$	747 $		(1)
90 Day Eurodollar; March 2016			Long	218	54,225		54,154		(71)
90 Day Eurodollar; March 2017			Short	218	53,911		53,816		95
Euro Bund 10 Year Bund; December 2015			Short	28	4,644		4,683		(39)
Euro-Bobl 5 Year; December 2015			Short	3	408		412		(4)
Euro-BTP; December 2015			Short	76	10,991		11,317		(326)
Japan 10 Year Bond TSE; December 2015			Short	20	24,014		24,132		(118)
UK 10 Year Gilt; March 2016			Short	3	530		532		(2)
US 10 Year Note; March 2016			Long	18	2,269		2,276		7
US 2 Year Note; March 2016			Short	40	8,704		8,702		2
US 5 Year Note; March 2016			Long	93	11,033		11,037		4
US Long Bond; March 2016			Short	40	6,099		6,160		(61)
US Ultra Bond; March 2016			Long	18	2,823		2,852		29
Total							$		(485)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$7,960	$—	$(28)	$—	$(28)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	7,960	—	(81)	—	(81)
	Consumers
	NAS(CPURNSA)
Total						$—	$(109)	$—	$(109)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	2.80%	02/25/2025	$5,700	$—	$(368)		$(368)
	3 Month LIBOR	Pay	2.16%	09/25/2025	9,700	—	59		59
	3 Month LIBOR	Receive	2.56%	05/15/2041	2,090	—	8		8
	3 Month LIBOR	Receive	2.60%	05/15/2041	2,116	—	(8)		(8)
Total						$—	$(309)		$(309)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

Interest Rate Swaptions

Pay/
Receive	Upfront
Purchased Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC	3 Month	Receive	2.75%	01/18/2016	$14,200	$122	$	1	$(121)
Rate Swap	LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%	11/22/2017	3,100	141	46	(95)
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25%	03/17/2016	6,405	115	14	(101)
Rate Swap	LIBOR
Total	$378	$	61	$(317)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC	3 Month	Receive	2.15%	01/19/2016	$11,680	$(81)	$(142	) $	(61)
Rate Swap	LIBOR
Call - 10 Year Interest Barclays Bank PLC	3 Month	Receive	2.10%	03/07/2017	6,400	(142)	(153)	(11)
Rate Swap	LIBOR
Call - 10 Year Interest Barclays Bank PLC	3 Month	Receive	2.10%	03/07/2017	3,200	(61)	(76)	(15)
Rate Swap	LIBOR
Call - 10 Year Interest Barclays Bank PLC	3 Month	Receive	2.10%	01/20/2016	10,680	(64)	(103)	(39)
Rate Swap	LIBOR
Call - 30 Year Interest Barclays Bank PLC	6 Month	Receive	1.70%	12/23/2015	EUR2,800	(189)	(140)	49
Rate Swap	EURIBOR
Put - 10 Year Interest Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	$3,200	(94)	(34)	60
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	6,400	(180)	(68)	112
Rate Swap	LIBOR
Put - 30 Year Interest Barclays Bank PLC	6 Month	Pay	1.70%	12/23/2015	EUR 2,800	(189)	(12)	177
Rate Swap	EURIBOR
Total	$(1,000	) $	(728	) $	272

Amounts in thousands

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - EUR versus GBP	EUR	0.77	01/15/2016	3,345,000	$6	$	—	$(6)
Call - EUR versus USD	EUR	1.10	12/21/2015	7,010,000	57	9	(48)
Call - NZD versus USD	NZD	0.68	12/11/2015	8,665,000	89	7	(82)
Call - US 10 Year Note Future; March 2016	$129.00	12/25/2015	114	112	9	(103)
Call - US 10 Year Note Future; March 2016	$130.00	12/28/2015	94	55	4	(51)
Call - USD versus JPY Digital Knockout	$126.00	12/21/2015	2,480,000	277	180	(97)
One Touch Currency Option EUR versus USD	$0.95	01/19/2016	5,418,000	366	206	(160)
Put - 90 Day Eurodollar Future; December 2016 $	99.00	12/14/2015	157	20	51	31
Put - AUD versus USD	AUD	0.69	12/21/2015	5,350,000	37	3	(34)
Put - AUD versus USD	AUD	0.66	12/11/2015	10,380,000	10	—	(10)
Put - CAD versus JPY	CAD	90.00	01/18/2016	10,055,000	52	42	(10)
Put - CHF versus NOK	CHF	7.72	08/02/2016	11,180,000	138	62	(76)
Put - CHF versus SEK	CHF	8.26	03/21/2016	3,960,000	64	36	(28)
Put - EUR versus GBP	EUR	0.72	01/15/2016	3,345,000	43	83	40
Put - EUR versus NOK	EUR	8.82	12/11/2015	3,700,000	562	48	(514)
Put - EUR versus NOK	EUR	8.90	01/11/2016	2,480,000	318	268	(50)
Put - EUR versus USD	EUR	1.06	12/07/2015	8,020,000	68	77	9
Put - EUR versus USD	EUR	1.03	12/07/2015	8,020,000	10	6	(4)
Put - EUR versus USD Digital Knockout	$1.08	12/24/2015	2,065,000	294	769	475
Put - EUR versus USD Digital Knockout	$1.05	03/22/2016	7,718,000	1,119	2,329	1,210
Put - EUR versus USD Digital Knockout	$1.03	05/03/2016	4,130,000	551	912	361
Put - GBP versus USD	GBP	1.48	02/08/2016	4,945,000	47	50	3
Put - NZD versus USD	NZD	0.64	12/30/2015	5,665,000	44	25	(19)
Put - NZD versus USD	NZD	0.66	12/30/2015	5,665,000	57	61	4
Put - NZD versus USD Digital Knockout	$0.64	01/18/2016	2,480,000	330	514	184
Put - USD versus BRL	$3.65	03/14/2016	18,020,000	275	154	(121)
Put - USD versus JPY	$120.50	01/18/2016	9,445,000	57	50	(7)
Put - USD versus MXN	$16.15	02/29/2016	3,775,000	27	27	—
Total	$5,085	$5,982	$897

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - CHF versus SEK	CHF	9.10	03/21/2016	3,960,000	$(42)	$	(16)	$26

See accompanying notes.

					Schedule of Investments
Diversified Real Asset Fund
November 30, 2015 (unaudited)

Options (continued)

							Upfront Premiums					Unrealized
Written Options Outstanding			Exercise Price		Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - EUR versus GBP		EUR		0.77	01/15/2016	3,345,000		$(29	) $	(1)		$28
Call - EUR versus USD		EUR		1.13	12/21/2015	10,515,000		(24)		(2)		22
Call - NZD versus USD		NZD		0.70	01/28/2016	5,665,000		(37)		(14)		23
Call - NZD versus USD		NZD		0.68	12/11/2015	8,665,000		(78)		(6)		72
Call - USD versus JPY				$127.00	01/18/2016	4,720,000		(21)		(12)		9
Call - USD versus MXN				$18.00	02/29/2016	3,775,000		(28)		(16)		12
Put - AUD versus USD		AUD		0.67	12/21/2015	5,350,000		(13)		—		13
Put - AUD versus USD		AUD		0.66	12/11/2015	10,380,000		(74)		1		75
Put - CAD versus JPY		CAD		87.00	01/18/2016	10,055,000		(17)		(12)		5
Put - EUR versus GBP		EUR		0.72	01/15/2016	3,345,000		(50)		(84)		(34)
Put - EUR versus USD		EUR		1.06	12/07/2015	8,020,000		(69)		(77)		(8)
Put - NZD versus USD		NZD		0.66	12/30/2015	5,665,000		(83)		(61)		22
Total								$(565	) $	(300)		$265

Amounts in thousands except contracts

Purchased Capped Options

								Upfront
	Counterparty	Strike				Expiration	Notional	Premiums				Unrealized
Description	(Issuer)	Rate		Floating Rate		Date	Amount	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max	(0, USCPIU-		11/07/2016	$11,715	$11			$7	$(4)
Consumers NSA					2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max	(0, USCPIU-		11/11/2016	4,695	5			2	(3)
Consumers NSA					2%)
Total								$16			$9	$(7)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 6.45%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.45%
BlackRock Liquidity Funds FedFund Portfolio	899,157	$899	Oil & Gas (continued)
			QEP Resources Inc
TOTAL INVESTMENT COMPANIES		$899	6.80%, 04/01/2018	$95	$96
	Principal				$367
BONDS- 42.96%	Amount (000's) Value (000's)		Packaging & Containers - 0.78%
Automobile Manufacturers - 2.15%			Beverage Packaging Holdings Luxembourg II
Jaguar Land Rover Automotive PLC			SA / Beverage Packaging Holdings II
4.13%, 12/15/2018(a)	$295	$300	5.63%, 12/15/2016(a)	110	109

Banks- 5.95%			Real Estate - 1.16%
Barclays PLC			Crescent Resources LLC / Crescent Ventures
8.25%, 12/29/2049(b),(c)	200	214	Inc
JPMorgan Chase & Co			10.25%, 08/15/2017(a)	160	162
5.00%, 12/29/2049(b),(c)	350	336
Popular Inc			Retail - 2.04%
7.00%, 07/01/2019	285	280	Landry's Holdings II Inc
		$830	10.25%, 01/01/2018(a)	280	285
Building Materials - 1.63%
Cemex SAB de CV			Software - 2.04%
7.25%, 01/15/2021(a)	225	227	Activision Blizzard Inc
			6.13%, 09/15/2023(a)	260	284
Diversified Financial Services - 0.46%
Denali Borrower LLC / Denali Finance Corp			Telecommunications - 4.53%
5.63%, 10/15/2020(a)	60	64	B Communications Ltd
			7.38%, 02/15/2021(a)	210	228
Food- 2.01%			Frontier Communications Corp
			10.50%, 09/15/2022(a)	110	109
BI-LO LLC / BI-LO Finance Corp
9.25%, 02/15/2019(a)	275	280	Wind Acquisition Finance SA
			4.75%, 07/15/2020(a)	295	294
					$631
Healthcare - Products - 2.02%
Universal Hospital Services Inc			Transportation - 1.96%
7.63%, 08/15/2020	300	281	Eletson Holdings
			9.63%, 01/15/2022(a)	300	273

Insurance - 2.50%			TOTAL BONDS		$5,989
Voya Financial Inc			SENIOR FLOATING RATE INTERESTS - Principal
5.65%, 05/15/2053(b)	345	348
			55.26%	Amount (000's) Value (000's)

			Aerospace & Defense - 1.53%
Iron & Steel - 1.96%			B/E Aerospace Inc, Term Loan B
Signode Industrial Group Lux SA/Signode			4.00%, 11/19/2021(b)	$213	$213
Industrial Group US Inc
6.38%, 05/01/2022(a)	300	274
			Automobile Manufacturers - 0.69%
			Navistar Inc, Term Loan B
Leisure Products & Services - 1.84%			6.50%, 08/06/2020(b)	105	96
Sabre GLBL Inc
5.25%, 11/15/2023(a)	260	256
			Automobile Parts & Equipment - 0.49%
			Federal-Mogul Holdings Corp, Term Loan C
Media- 5.43%			4.75%, 04/02/2021(b)	77	69
Altice Finco SA
7.63%, 02/15/2025(a)	290	265
DISH DBS Corp			Building Materials - 0.42%
4.25%, 04/01/2018	355	353	GYP Holdings III Corp, Term Loan B
WideOpenWest Finance LLC /			7.75%, 03/25/2022(b)	60	58
WideOpenWest Capital Corp
10.25%, 07/15/2019	145	139	Chemicals - 9.54%
		$757	A Schulman Inc, Term Loan B
Metal Fabrication & Hardware - 1.87%			4.01%, 05/11/2022(b)	134	133
Wise Metals Intermediate Holdings LLC/Wise			Aruba Investments Inc, Term Loan B
Holdings Finance Corp			4.50%, 02/02/2022(b)	80	78
9.75%, PIK 10.50%, 06/15/2019(a),(d)	360	261	Axiall Holdco Inc, Term Loan B
			4.00%, 02/25/2022(b)	224	223
			AZ Chem US Inc, Term Loan
Oil & Gas - 2.63%			7.50%, 06/10/2022(b)	300	299
EP Energy LLC / Everest Acquisition Finance			Emerald Performance Materials LLC, Term
Inc			Loan
7.75%, 09/01/2022	305	239	7.75%, 07/22/2022(b)	265	252
Halcon Resources Corp			Ineos US Finance LLC, Term Loan B
9.75%, 07/15/2020	100	32	3.75%, 12/15/2020(b)	212	205

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Mining - 2.15%
Methanol Holdings Trinidad Ltd, Term Loan			FMG Resources August 2006 Pty Ltd, Term
B			Loan B
4.25%, 06/16/2022(b)	$150	$140	4.25%, 06/30/2019(b)		$367	$300
		$1,330

Computers - 0.48%			Oil & Gas - 1.82%
Oberthur Technologies of America Corp,			Drillships Financing Holding Inc, Term Loan
Term Loan B2			B1
4.50%, 10/18/2019(b)	68	67	6.00%, 03/31/2021(b)		132	66
			Seadrill Operating LP, Term Loan B
			4.00%, 02/12/2021(b)		375	188
Diversified Financial Services - 1.07%						$254
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021(b)	150	149	Oil & Gas Services - 2.54%
			Navios Maritime Midstream Partners LP,
			Term Loan B
Electronics - 0.98%			5.50%, 06/15/2020(b)		359	354
TTM Technologies Inc, Term Loan B
6.00%, 05/07/2021(b)	150	137
			Packaging & Containers - 1.14%
			Berry Plastics Group Inc, Term Loan F
Entertainment - 6.49%			4.00%, 09/16/2022(b)		160	159
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(b)	205	204
Eldorado Resorts Inc, Term Loan B			Pharmaceuticals - 4.27%
4.25%, 07/15/2022(b)	299	297	DPx Holdings BV, Term Loan B
Lions Gate Entertainment Corp, Term Loan			4.25%, 01/22/2021(b)		148	143
B			Grifols Worldwide Operations USA Inc, Term
5.00%, 03/11/2022(b)	145	145	Loan B
WMG Acquisition Corp, Term Loan B			3.23%, 03/05/2021(b)		173	171
3.75%, 07/07/2020(b)	272	259	Valeant Pharmaceuticals International Inc,
		$905	Term Loan BD2
			3.50%, 02/13/2019(b)		200	188
Food- 2.53%			Valeant Pharmaceuticals International Inc,
B&G Foods Inc, Term Loan B			Term Loan BF1
3.75%, 10/21/2022(b)	65	65
			4.00%, 04/01/2022(b)		99	94
JBS USA LLC, Term Loan B						$596
4.00%, 08/18/2022(b)	290	288
		$353	REITS- 1.29%
			iStar Inc, Term Loan A2
Forest Products & Paper - 3.21%			7.00%, 03/19/2017(b)		180	180
Caraustar Industries Inc, Term Loan B
8.00%, 05/01/2019(b)	363	361
NewPage Corp, Term Loan B			Retail - 5.11%
9.50%, 02/05/2021(b)	237	86	Academy Ltd, Term Loan B
		$447	5.00%, 06/16/2022(b)		141	135
			Dollar Tree Inc, Term Loan B2
Healthcare - Products - 1.46%			0.00%, 07/06/2022(b),(e)		25	25
ConvaTec Inc, Term Loan B			Michaels Stores Inc, Term Loan B
4.25%, 06/09/2020(b)	20	20	4.00%, 01/20/2028(b)		218	215
Kinetic Concepts Inc, Term Loan E1			Neiman Marcus Group LTD LLC, Term
4.50%, 05/04/2018(b)	49	48
			Loan
Mallinckrodt International Finance SA, Term			4.25%, 10/25/2020(b)		142	132
Loan B1			PetSmart Inc, Term Loan B
0.00%, 03/19/2021(b),(e)	140	135	4.25%, 03/11/2022(b)		209	205
		$203				$712

Healthcare - Services - 1.05%			Semiconductors - 4.23%
MPH Acquisition Holdings LLC, Term Loan			Avago Technologies Cayman Finance Ltd
B			0.00%, 11/11/2022(b),(e)		400	396
3.75%, 03/19/2021(b)	130	127
			NXP BV
Radnet Management Inc, Term Loan B			0.00%, 11/05/2020(b),(e)		195	194
4.28%, 10/10/2018(b)	19	19
						$590
		$146
			Software - 0.80%
Insurance - 0.92%			Evergreen Skills Lux Sarl, Term Loan
Asurion LLC, Term Loan			3.85%, 04/08/2021(b)		116	111
8.50%, 02/19/2021(b)	145	128
			TOTAL SENIOR FLOATING RATE INTERESTS			$7,703
Media- 1.05%			Total Investments			$14,591
Univision Communications Inc, Term Loan			Liabilities in Excess of Other Assets, Net - (4.67)%			$(651)
C4			TOTAL NET ASSETS - 100.00%			$13,940
4.00%, 03/01/2020(b)	148	146

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2015 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,671 or 26.33% of net assets.
(b)	Variable Rate. Rate shown is in effect at November 30, 2015.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)	This Senior Floating Rate Note will settle after November 30, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	18.82%
Basic Materials	16.87%
Financial	13.34%
Consumer, Non-cyclical	13.33%
Communications	11.01%
Industrial	10.32%
Technology	7.54%
Energy	6.99%
Exchange Traded Funds	6.45%
Liabilities in Excess of Other Assets, Net	(4.67)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 96.83%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 1.60%			Oil & Gas - 7.17%
Alaska Air Group Inc	32,511	$2,592	Cimarex Energy Co	42,076	$5,008
			Helmerich & Payne Inc	32,258	1,879
			HollyFrontier Corp	97,518	4,689
Banks - 2.93%					$11,576
Cullen/Frost Bankers Inc	67,763	4,729
			REITS - 9.57%
			Alexandria Real Estate Equities Inc	27,944	2,573
Beverages - 0.90%			Digital Realty Trust Inc	61,345	4,424
Dr Pepper Snapple Group Inc	16,116	1,446	Omega Healthcare Investors Inc	119,171	4,104
			Tanger Factory Outlet Centers Inc	130,738	4,355
Chemicals - 6.80%					$15,456
Cabot Corp	44,988	1,959
HB Fuller Co	100,824	4,013	Retail - 2.20%
			lululemon athletica Inc (a)	59,559	2,848
Valspar Corp/The	59,305	5,011
		$10,983	Tiffany & Co	9,014	718
					$3,566
Commercial Services - 2.38%
Aaron's Inc	158,641	3,850	Savings & Loans - 3.16%
			Washington Federal Inc	197,632	5,107

Consumer Products - 2.49%
Tumi Holdings Inc (a)	227,781	4,023	Semiconductors - 3.40%
			Microchip Technology Inc	113,803	5,494

Diversified Financial Services - 3.48%
FNF Group	157,210	5,635	Software - 4.78%
			Fair Isaac Corp	54,402	5,182
			Fidelity National Information Services Inc	39,863	2,538
Electric - 5.98%					$7,720
Eversource Energy	91,102	4,642
WEC Energy Group Inc	101,742	5,018	Toys, Games & Hobbies - 2.98%
		$9,660	Hasbro Inc	65,734	4,805

Electrical Components & Equipment - 1.26%
Energizer Holdings Inc	60,394	2,043	Transportation - 5.23%
			Expeditors International of Washington Inc	84,635	4,108
			Kirby Corp (a)	67,153	4,338
Electronics - 3.52%					$8,446
Arrow Electronics Inc (a)	100,290	5,672	TOTAL COMMON STOCKS		$156,401
			INVESTMENT COMPANIES - 3.13%	Shares Held	Value (000	's)

Environmental Control - 2.11%			Publicly Traded Investment Fund - 3.13%
Waste Connections Inc	62,434	3,403	Morgan Stanley Institutional Liquidity Funds -	5,051,638	5,052
			Government Portfolio
Food - 2.96%
B&G Foods Inc	126,424	4,776	TOTAL INVESTMENT COMPANIES		$5,052
			Total Investments		$161,453
			Other Assets in Excess of Liabilities, Net - 0.04%		$71
Hand & Machine Tools - 3.38%			TOTAL NET ASSETS - 100.00%		$161,524
Lincoln Electric Holdings Inc	64,791	3,657
Snap-on Inc	10,524	1,812	(a) Non-Income Producing Security
		$5,469

Healthcare - Products - 6.27%
Edwards Lifesciences Corp (a)	17,923	2,921	Portfolio Summary (unaudited)
Teleflex Inc	41,847	5,512	Sector		Percent
Varian Medical Systems Inc (a)	20,996	1,696	Financial		22.37%
		$10,129	Consumer, Non-cyclical		16.67%
			Industrial		15.50%
Healthcare - Services - 1.67%			Consumer, Cyclical		10.55%
Universal Health Services Inc	22,219	2,700	Technology		8.18%
			Energy		7.17%
Housewares - 1.28%			Basic Materials		6.80%
Tupperware Brands Corp	36,279	2,060	Utilities		5.98%
			Communications		3.61%
			Exchange Traded Funds		3.13%
Insurance - 3.23%			Other Assets in Excess of Liabilities, Net		0.04%
Markel Corp (a)	5,760	5,214
			TOTAL NET ASSETS		100.00%

Internet - 3.61%
j2 Global Inc	72,449	5,830

Office Furnishings - 2.49%
HNI Corp	90,768	4,017

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 40.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Parts & Equipment (continued)
DKSH Holding AG (a)	86	$5	Tokai Rika Co Ltd	19,100	$441
Gendai Agency Inc	8,900	45	Toyo Tire & Rubber Co Ltd	37,560	813
Interpublic Group of Cos Inc/The (b)	34,915	803	Toyoda Gosei Co Ltd	27,900	663
Nielsen Holdings PLC	24,210	1,130	Toyota Industries Corp	16,335	866
Relia Inc	16,900	157	TPR Co Ltd	5,100	139
		$2,140			$13,099

Aerospace & Defense - 1.05%			Banks - 2.46%
Boeing Co/The (b)	10,620	1,545	Alpha Bank AE (a),(c)	80,241	193
Cobham PLC	214,100	978	Alpha Bank AE (a)	766,355	37
Esterline Technologies Corp (a)	4,100	390	Banca Monte dei Paschi di Siena SpA (a)	292,738	459
Finmeccanica SpA (a)	114,235	1,652	Banca Popolare di Milano Scarl	1,063,840	1,029
General Dynamics Corp (b)	13,190	1,932	Banco Popolare SC (a)	24,812	357
Harris Corp (b)	40,430	3,361	Bank of America Corp	500,963	8,732
IHI Corp	85,000	222	Bank of New York Mellon Corp/The (b)	70,950	3,110
Jamco Corp	15,213	539	Bankinter SA	30,167	218
KLX Inc (a)	9,520	306	BankUnited Inc	35,409	1,338
L-3 Communications Holdings Inc (b)	17,158	2,100	BBCN Bancorp Inc (b)	59,980	1,134
Lockheed Martin Corp (b)	25,218	5,526	BNP Paribas SA	18,680	1,106
MTU Aero Engines AG	1,116	111	BOK Financial Corp	16,141	1,111
Northrop Grumman Corp (b)	31,480	5,867	CaixaBank SA	286,964	1,050
Raytheon Co (b)	20,500	2,543	Citigroup Inc	33,732	1,825
Rockwell Collins Inc (b)	16,308	1,511	Community Bank System Inc (b)	13,500	582
TransDigm Group Inc (a)	4,548	1,067	Cullen/Frost Bankers Inc (b)	18,063	1,261
United Technologies Corp	27,116	2,605	Danske Bank A/S	206	6
		$32,255	DNB ASA	31,171	410
			East West Bancorp Inc (b)	27,800	1,206
Agriculture - 0.20%			EFG International AG (a)	80,478	782
Altria Group Inc (b)	41,680	2,401	Eighteenth Bank Ltd/The	22,000	67
Philip Morris International Inc (b)	21,560	1,884	Eurobank Ergasias SA (a),(c)	22,579,000	331
Reynolds American Inc (b)	37,300	1,725	Fifth Third Bancorp (b)	81,960	1,694
Swedish Match AB	7,565	261	FinecoBank Banca Fineco SpA	4,579	36
		$6,271	First Midwest Bancorp Inc/IL (b)	46,011	899
Airlines - 0.07%			First Republic Bank/CA	16,473	1,134
			Goldman Sachs Group Inc/The (b)	1,950	371
Deutsche American Lufthansa Airlines Group AG (a) Inc	16,435 14,681	235 606	Huntington Bancshares Inc/OH (b)	430,501	5,033
Japan Airlines Co Ltd	18,959	648	Intesa Sanpaolo SpA	12,802	44
Southwest Airlines Co (b)	16,891	775	JPMorgan Chase & Co (b)	50,460	3,365
			Jyske Bank A/S (a)	3,059	139
		$2,264
			KBC Groep NV	2,135	127
Apparel - 0.16%			M&T Bank Corp	52,170	6,538
Asics Corp	22,552	517	Mediobanca SpA	16,796	161
Deckers Outdoor Corp (a)	8,069	395	Mitsubishi UFJ Financial Group Inc	389,458	2,502
Descente Ltd	10,461	127	Mizuho Financial Group Inc	958,700	1,936
Hanesbrands Inc (b)	18,040	553	Morgan Stanley	2,447	84
Moncler SpA	13,699	209	National Penn Bancshares Inc	73,732	921
NIKE Inc	5,840	773	Northern Trust Corp	20,782	1,557
VF Corp (b)	38,090	2,464	Oita Bank Ltd/The	30,000	123
		$5,038	PNC Financial Services Group Inc/The (b)	65,147	6,222
			Prosperity Bancshares Inc (b)	17,010	943
Automobile Manufacturers - 0.16%			Regions Financial Corp (b)	47,480	481
Fiat Chrysler Automobiles NV (a)	29,760	424
			Shinsei Bank Ltd	393,800	748
Hino Motors Ltd	55,100	670	State Street Corp (b)	17,780	1,291
Honda Motor Co Ltd	41,600	1,358	Sumitomo Mitsui Financial Group Inc	34,800	1,328
Mazda Motor Corp	18,170	378	SunTrust Banks Inc (b)	13,870	602
Nissan Motor Co Ltd	53,250	569	Synovus Financial Corp (b)	23,630	789
PACCAR Inc	29,536	1,535	TCF Financial Corp (b)	39,990	613
		$4,934	Texas Capital Bancshares Inc (a),(b)	10,010	593
Automobile Parts & Equipment - 0.42%			Tochigi Bank Ltd/The	32,000	194
Aisan Industry Co Ltd	29,500	319	Tokyo TY Financial Group Inc	10,823	356
Allison Transmission Holdings Inc	57,555	1,609	Trustmark Corp (b)	23,200	586
Continental AG (b)	325	78	UBS Group AG	72,845	1,397
Daikyonishikawa Corp	9,045	612	UniCredit SpA	45,292	265
Delphi Automotive PLC (b)	31,677	2,784	Unione di Banche Italiane SpA	40,796	277
Exedy Corp	18,500	445	Unione di Banche Italiane SpA - Rights (a),(c),(d)	40,796	—
Georg Fischer AG	103	67	United Community Banks Inc/GA	7,470	156
Hella KGaA Hueck & Co	1,422	59	US Bancorp	9,680	425
Johnson Controls Inc (b)	10,330	475	Wells Fargo & Co (b)	83,926	4,624
Keihin Corp	34,500	565	Wilshire Bancorp Inc (b)	72,485	895
NGK Spark Plug Co Ltd	20,900	570	Yamanashi Chuo Bank Ltd/The	26,000	135
Nissin Kogyo Co Ltd	30,800	479			$75,928
Rheinmetall AG	19,998	1,266	Beverages - 0.92%
Sumitomo Electric Industries Ltd	46,740	665	Anheuser-Busch InBev SA/NV	3,000	386
Takata Corp	25,600	184

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages (continued)			Chemicals (continued)
Asahi Group Holdings Ltd	20,110	$631	PPG Industries Inc (b)	3,740	$395
C&C Group PLC	157,683	611	Praxair Inc (b),(e)	36,358	4,101
Coca-Cola Co/The (b)	105,474	4,495	RPM International Inc (b)	40,500	1,903
Coca-Cola East Japan Co Ltd	10,000	147	Sherwin-Williams Co/The (b)	23,142	6,389
Constellation Brands Inc (b)	19,190	2,692	Shin-Etsu Chemical Co Ltd	11,370	643
Dr Pepper Snapple Group Inc (b)	21,782	1,955	Showa Denko KK	91,000	120
Heineken NV	97,550	8,649	Sumitomo Bakelite Co Ltd	101,720	426
Molson Coors Brewing Co	11,350	1,044	Symrise AG	1,456	98
Monster Beverage Corp (a)	22,111	3,419	Teijin Ltd	62,000	221
PepsiCo Inc (b)	43,110	4,318	Tokyo Ohka Kogyo Co Ltd	6,408	192
		$28,347	Umicore SA	1,482	61
			Valspar Corp/The (b)	14,460	1,222
Biotechnology - 0.35%			Wacker Chemie AG	4,531	407
Alder Biopharmaceuticals Inc (a)	2,100	78
Alnylam Pharmaceuticals Inc (a),(e)	6,080	633	Yara International ASA	4,780	221
Amgen Inc	2,650	427			$60,302
Biogen Inc (a),(e)	3,737	1,072	Commercial Services - 1.32%
Five Prime Therapeutics Inc (a)	7,704	296	Adecco SA (a)	1,716	117
Gilead Sciences Inc (b)	32,580	3,452	Advisory Board Co/The (a)	12,069	650
Illumina Inc (a)	5,694	1,047	Aeon Delight Co Ltd	5,100	158
Incyte Corp (a)	6,725	768	Apollo Education Group Inc (a)	18,840	133
PTC Therapeutics Inc (a)	3,223	97	Atlantia SpA	7,165	189
Regeneron Pharmaceuticals Inc (a),(b)	4,138	2,253	Automatic Data Processing Inc	20,309	1,752
Vertex Pharmaceuticals Inc (a)	5,781	748	Benesse Holdings Inc	9,800	249
		$10,871	Cintas Corp (b)	38,670	3,542
			CoStar Group Inc (a)	24,089	5,040
Building Materials - 0.75%			Ellaktor SA (a)	102,085	184
BRAAS Monier Building Group SA	62,073	1,555	Equifax Inc (b)	9,820	1,095
Builders FirstSource Inc (a)	41,497	559
			Gartner Inc (a),(b)	10,250	956
Bunka Shutter Co Ltd	14,700	128	Global Payments Inc (b)	23,020	1,631
Cie de Saint-Gobain	43,127	1,903	Hertz Global Holdings Inc (a)	118,078	1,873
CRH PLC	64,675	1,899	ISS A/S	4,080	142
Fortune Brands Home & Security Inc	60,610	3,332	Kanamoto Co Ltd	8,900	206
Geberit AG	305	102	LifeLock Inc (a)	19,687	284
HeidelbergCement AG (b)	1,439	114
			McGraw Hill Financial Inc (b),(e)	51,143	4,934
Italcementi SpA	43,512	472	Monster Worldwide Inc (a)	34,759	224
Lennox International Inc	23,925	3,252	Moody's Corp (b)	28,049	2,892
Louisiana-Pacific Corp (a)	124,397	2,289
			Outsourcing Inc	14,700	382
Norbord Inc	159,843	3,330	QinetiQ Group PLC	181,835	719
Owens Corning	8,945	419	Randstad Holding NV	1,549	97
Sanwa Holdings Corp	50,300	421	RELX NV	13,047	226
Sika AG	87	295	Robert Half International Inc (b)	50,446	2,582
Taiheiyo Cement Corp	190,500	588	Securitas AB	18,431	281
Vulcan Materials Co (b)	10,140	1,041
			SEI Investments Co (b),(e)	28,107	1,529
Wienerberger AG	81,683	1,433	Service Corp International/US (b)	68,350	1,903
		$23,132	TechnoPro Holdings Inc	42,150	1,202
Chemicals - 1.96%			Temp Holdings Co Ltd	21,600	349
Air Products & Chemicals Inc (b)	134,128	18,361	Total System Services Inc (b)	90,590	5,069
Airgas Inc	2,340	323			$40,590
Akzo Nobel NV (b)	91,776	6,521
Ashland Inc (b)	31,453	3,543	Computers - 0.74%
Brenntag AG (b)	6,423	350	Accenture PLC - Class A	19,667	2,109
			Apple Inc (b)	63,385	7,498
Clariant AG (a)	4,355	80
			Cognizant Technology Solutions Corp (a),(b)	4,970	321
Cytec Industries Inc	18,127	1,357	Computer Sciences Corp (b)	50,768	1,591
Daicel Corp	65,117	953	CSRA Inc (b)	50,768	1,600
Dow Chemical Co/The (b)	19,609	1,022
Eastman Chemical Co (b)	8,390	610	EMC Corp/MA	12,920	327
Ecolab Inc (b)	3,310	394	Ferrotec Corp	26,300	252
			Fujitsu Ltd	475,695	2,399
Evonik Industries AG	8	—	Hewlett Packard Enterprise Co (b)	64,140	953
Fujimi Inc	9,300	120	HP Inc (b)	64,140	804
Givaudan SA (a)	113	204
			International Business Machines Corp (b)	4,003	558
Hitachi Chemical Co Ltd	21,100	351	Itochu Techno-Solutions Corp	24,000	495
JSR Corp	48,000	755	Japan Digital Laboratory Co Ltd	9,000	116
Koninklijke DSM NV	4,751	242	Melco Holdings Inc	17,000	296
Lonza Group AG (a)	8,469	1,338
			NET One Systems Co Ltd	60,800	360
LyondellBasell Industries NV	16,300	1,562	Nomura Research Institute Ltd	10,507	397
Methanex Corp	20,278	795	Obic Co Ltd	14,103	750
Mitsui Chemicals Inc	116,640	486	Pure Storage Inc (a)	2,156	28
Monsanto Co	2,770	264	Pure Storage Inc - Class B (a),(c),(d),(f)	8,348	108
Nippon Shokubai Co Ltd	5,160	387	SCSK Corp	27,959	1,084
Nitto Denko Corp	7,000	471	Stratasys Ltd (a)	15,325	383
Platform Specialty Products Corp (a)	182,196	2,288
			TDK Corp	4,155	299
Potash Corp of Saskatchewan Inc	55,700	1,126

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Wincor Nixdorf AG (a)	5,061	$256	Red Electrica Corp SA	3,590	$308
		$22,984	Southern Co/The (b)	52,340	2,331
			Talen Energy Corp (a)	42,030	327
Consumer Products - 0.29%			TECO Energy Inc	21,616	569
Avery Dennison Corp (b)	16,020	1,057
Church & Dwight Co Inc (b)	32,187	2,761	Terna Rete Elettrica Nazionale SpA	18,771	92
Clorox Co/The (b)	15,190	1,888	UIL Holdings Corp	1,621	82
Jarden Corp (a),(b)	55,980	2,613			$20,019
Samsonite International SA	195,310	578	Electrical Components & Equipment - 0.24%
		$8,897	Advanced Energy Industries Inc (a),(b)	13,010	380
			Capstone Turbine Corp (a)	33,824	53
Cosmetics & Personal Care - 0.27%			Funai Electric Co Ltd	47,000	371
Avon Products Inc	58,599	202	Gamesa Corp Tecnologica SA	17,148	300
Beiersdorf AG	3,570	332	Generac Holdings Inc (a)	98,878	3,174
Colgate-Palmolive Co (b)	70,066	4,602
			OSRAM Licht AG	9,691	408
Edgewell Personal Care Co	2,430	196	Prysmian SpA	7,075	155
Estee Lauder Cos Inc/The	8,690	731	Schneider Electric SE	15,407	973
Kose Corp	4,674	490	SunPower Corp (a)	39,520	947
Pigeon Corp	8,617	247	Ushio Inc	34,700	509
Procter & Gamble Co/The (b)	18,525	1,386
Svenska Cellulosa AB SCA	7,067	203			$7,270
		$8,389	Electronics - 0.56%
			Alps Electric Co Ltd	34,874	1,097
Distribution & Wholesale - 0.14%			Arrow Electronics Inc (a)	26,983	1,526
Fastenal Co	65,691	2,666	Benchmark Electronics Inc (a),(b)	24,437	525
Genuine Parts Co (b)	7,250	657
			Gentex Corp (b)	170,055	2,846
Trusco Nakayama Corp	10,300	388	Honeywell International Inc	20,200	2,100
WESCO International Inc (a)	4,147	199
			Horiba Ltd	3,900	145
Yondoshi Holdings Inc	14,700	334	Hosiden Corp	56,300	318
		$4,244	Hoya Corp	9,429	382
Diversified Financial Services - 1.03%			IMAX Corp (a)	18,252	691
AerCap Holdings NV (a)	15,700	713	Iriso Electronics Co Ltd	3,200	193
American Express Co	29,480	2,112	Japan Aviation Electronics Industry Ltd	19,295	337
Ameriprise Financial Inc (b)	15,370	1,736	Keysight Technologies Inc (a),(b)	31,270	964
Avolon Holdings Ltd (a)	16,711	512	Kuroda Electric Co Ltd	21,300	407
BlackRock Inc	6,395	2,326	Mitsumi Electric Co Ltd	20,500	112
CBOE Holdings Inc	5,390	389	Murata Manufacturing Co Ltd	2,346	364
E*TRADE Financial Corp (a),(b)	12,180	371	Nichicon Corp	55,200	459
Element Comm Aviation (a),(c),(d)	280	2,744	Nippon Ceramic Co Ltd	16,100	255
GAM Holding AG (a)	17,600	305	Omron Corp	6,150	226
Hellenic Exchanges - Athens Stock Exchange	120,186	634	Sanmina Corp (a),(b)	10,520	239
SA			SCREEN Holdings Co Ltd	147,000	1,104
IBJ Leasing Co Ltd	7,500	166	Thermo Fisher Scientific Inc	7,060	977
Invesco Ltd	7,830	264	Tokyo Seimitsu Co Ltd	23,500	526
Japan Exchange Group Inc	48,528	760	Waters Corp (a),(b)	11,250	1,494
Kenedix Inc	38,400	151			$17,287
LendingClub Corp (a)	49,382	594
			Energy - Alternate Sources - 0.07%
MarketAxess Holdings Inc	6,315	674	GCL-Poly Energy Holdings Ltd (a)	1,646,270	312
MasterCard Inc (b)	29,310	2,870
			Green Plains Inc (b)	22,670	537
Mitsubishi UFJ Lease & Finance Co Ltd	65,300	343	REX American Resources Corp (a)	14,910	937
Nasdaq Inc (b)	13,516	792
			SunEdison Inc (a)	105,534	337
OneMain Holdings Inc (a)	35,450	1,718
Partners Group Holding AG	969	350			$2,123
Santander Consumer USA Holdings Inc (a)	21,330	376	Engineering & Construction - 0.23%
Synchrony Financial (a)	260,262	8,284	Abengoa SA	278,830	103
Visa Inc (b)	24,320	1,922	Acciona SA	760	63
Zenkoku Hosho Co Ltd	18,180	596	ACS Actividades de Construccion y Servicios	8,590	280
		$31,702	SA (b)
			Balfour Beatty PLC (a)	290,841	1,123
Electric - 0.65%			Boskalis Westminster	6,478	288
Ameren Corp (b)	26,230	1,148
			Ferrovial SA (b)	6,124	145
American Electric Power Co Inc (b)	14,220	797
Cleco Corp (b)	91,786	4,599	Flughafen Zuerich AG	439	314
			Fomento de Construcciones y Contratas SA (a)	57,438	397
DTE Energy Co (b)	17,590	1,416
Duke Energy Corp (b)	19,570	1,326	HOCHTIEF AG	2,401	226
Endesa SA (b)	45,257	935	Kyudenko Corp	25,500	464
			NCC AB	116	4
Enel SpA	80,017	352	Nippon Densetsu Kogyo Co Ltd	19,700	373
EnerNOC Inc (a)	68,652	293
Entergy Corp (b)	4,390	293	Obayashi Corp	26,281	243
FirstEnergy Corp (b)	25,000	785	Skanska AB	21,835	434
Hawaiian Electric Industries Inc (b)	41,988	1,200	Taisei Corp	47,458	293
			Tecnicas Reunidas SA	1,470	59
Hera SpA	34,663	88	Tokyu Construction Co Ltd	19,900	134
Iberdrola SA (b)	134,467	941
			TopBuild Corp (a),(b)	5,713	174
Pepco Holdings Inc	83,259	2,137	Toyo Engineering Corp	144,000	402

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Gas (continued)
Vinci SA	22,900	$1,488	UGI Corp (b)	75,566	$2,620
Yumeshin Holdings Co Ltd	10,900	58			$6,353

		$7,065	Hand & Machine Tools - 0.08%
Entertainment - 0.06%			DMG Mori Co Ltd	11,900	162
Avex Group Holdings Inc	16,500	197	Stanley Black & Decker Inc (b)	19,918	2,174
OPAP SA	95,845	647			$2,336
Pinnacle Entertainment Inc (a),(b)	29,057	953
		$1,797	Healthcare - Products - 1.06%
			Asahi Intecc Co Ltd	17,715	770
Environmental Control - 0.44%			Baxter International Inc	347,368	13,078
Clean Harbors Inc (a)	71,360	3,089	Becton Dickinson and Co	31,913	4,795
Daiseki Co Ltd	10,400	171	CR Bard Inc (b)	8,786	1,641
METAWATER Co Ltd	4,500	108	Danaher Corp	36,416	3,511
Republic Services Inc (b)	120,498	5,294	Edwards Lifesciences Corp (a)	4,366	712
Stericycle Inc (a)	11,622	1,403	Hologic Inc (a),(b)	73,242	2,956
Waste Connections Inc (b)	29,320	1,598	Medtronic PLC	27,572	2,077
Waste Management Inc (b)	36,040	1,938	Olympus Corp	11,410	454
		$13,601	Shimadzu Corp	17,500	283
			Sonova Holding AG	256	32
			Straumann Holding AG	881	260
Food - 1.35%			Stryker Corp (b)	13,250	1,278
Aryzta AG (a)	2,330	109
			Sysmex Corp	12,097	756
Belc Co Ltd	5,464	203			$32,603
Boulder Brands Inc (a)	22,811	249
Campbell Soup Co (b)	23,929	1,250	Healthcare - Services - 0.86%
ConAgra Foods Inc	17,183	703	Acadia Healthcare Co Inc (a)	8,782	606
Delhaize Group	7,867	788	Aetna Inc (b)	5,510	566
Diamond Foods Inc (a)	5,036	204	Ain Holdings Inc	22,059	1,038
Distribuidora Internacional de Alimentacion	1,460	9	Anthem Inc (b)	22,779	2,970
SA (a)			Cigna Corp (b)	18,518	2,499
Ebro Foods SA	5,420	104	CMIC Holdings Co Ltd	13,800	186
Ezaki Glico Co Ltd	3,500	176	DaVita HealthCare Partners Inc (a),(b)	17,880	1,306
General Mills Inc (b)	39,480	2,280	Envision Healthcare Holdings Inc (a)	40,084	1,102
Hershey Co/The (b)	45,193	3,901	EPS Holdings Inc	13,600	159
Hormel Foods Corp (b)	22,766	1,706	HCA Holdings Inc (a),(b)	28,690	1,953
Ingredion Inc (b)	12,800	1,262	Health Net Inc/CA (a)	19,801	1,253
Kellogg Co (b)	20,990	1,444	Humana Inc	18,707	3,155
Kesko OYJ	10,811	359	Laboratory Corp of America Holdings (a)	13,532	1,645
Kikkoman Corp	15,063	496	MEDNAX Inc (a),(b)	26,430	1,886
Koninklijke Ahold NV	21,740	473	Message Co Ltd	10,700	253
Kraft Heinz Co/The	198,251	14,609	RHOEN-KLINIKUM AG	7,011	203
Kroger Co/The (b)	11,080	417	UnitedHealth Group Inc (b)	52,196	5,883
Life Corp	2,399	61			$26,663
MEIJI Holdings Co Ltd	5,628	450
Mondelez International Inc	133,676	5,836	Holding Companies - Diversified - 0.00%
Nomad Foods Ltd (a)	93,645	1,161	Seiko Holdings Corp	25,200	167
Orkla ASA	32,466	263
Post Holdings Inc (a)	11,339	788	Home Builders - 0.33%
Safeway, Inc. - CVR - Casa Ley (a),(c)	11,050	—	Cairn Homes PLC (a)	1,034,002	1,220
Safeway, Inc. - CVR - Property Development	11,050	—	Iida Group Holdings Co Ltd	24,137	469
Centers (a),(c),(d)			NVR Inc (a),(b)	4,028	6,777
Seven & i Holdings Co Ltd	4,750	213	PulteGroup Inc (e)	86,689	1,689
Sonae SGPS SA	4,425	5			$10,155
Suedzucker AG	17,173	324
WhiteWave Foods Co/The (a),(b)	40,757	1,656	Home Furnishings - 0.43%
Yaoko Co Ltd	3,723	168	Alpine Electronics Inc	8,400	118
		$41,667	Electrolux AB	47,412	1,390
			Harman International Industries Inc	26,564	2,740
Forest Products & Paper - 0.04%			Hoshizaki Electric Co Ltd	2,900	203
BillerudKorsnas AB	3,298	63	Leggett & Platt Inc (b)	55,580	2,590
Smurfit Kappa Group PLC	35,575	969	Pioneer Corp (a)	221,300	689
Stora Enso OYJ	1,288	13	Sony Corp ADR	169,353	4,390
UPM-Kymmene OYJ	13,360	254	Sony Corp	17,105	443
		$1,299	Universal Electronics Inc (a),(b)	12,480	661

Gas - 0.21%					$13,224
AGL Resources Inc	14,648	916	Housewares - 0.07%
CenterPoint Energy Inc (b)	74,810	1,268	Newell Rubbermaid Inc (b)	36,810	1,644
Enagas SA (b)	22,395	667	Toro Co/The (b)	5,780	445
Piedmont Natural Gas Co Inc	12,379	720			$2,089
Snam SpA (b)	31,829	162
			Insurance - 2.50%
			ACE Ltd (b)	51,692	5,937
			Aegon NV	12,550	77
			Ageas	3,732	163

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Internet (continued)
Alleghany Corp (a),(e)	2,377	$1,211	United Internet AG	5,156	$274
Allianz SE	268	47	VeriSign Inc (a),(b)	5,010	448
American Equity Investment Life Holding Co	37,900	1,016	Yahoo! Inc (a),(b)	49,190	1,663
(b)			Zillow Group Inc - A Shares (a)	15,090	393
American Financial Group Inc/OH (b)	27,794	2,057	Zillow Group Inc - C Shares (a)	79,501	1,960
American International Group Inc (e)	91,287	5,804			$39,921
Aon PLC (b)	17,562	1,664
Arthur J Gallagher & Co	15,710	687	Iron & Steel - 0.09%
Aspen Insurance Holdings Ltd (b)	46,870	2,368	Aichi Steel Corp	23,000	102
Assured Guaranty Ltd	16,522	437	Chubu Steel Plate Co Ltd	16,100	69
Baloise Holding AG	2,177	264	Hitachi Metals Ltd	24,101	313
Berkshire Hathaway Inc - Class B (a),(b)	18,128	2,431	Japan Steel Works Ltd/The	131,000	502
Chubb Corp/The (b)	20,398	2,663	Kobe Steel Ltd	59,000	69
Dai-ichi Life Insurance Co Ltd/The	48,000	832	Kyoei Steel Ltd	21,300	375
			Outokumpu OYJ (a)	12,613	39
Delta Lloyd NV	55,735	401
Everest Re Group Ltd (b)	19,420	3,582	Salzgitter AG	2,730	67
Fairfax Financial Holdings Ltd	3,308	1,588	Tokyo Steel Manufacturing Co Ltd	88,500	545
Gjensidige Forsikring ASA	7,895	127	Yamato Kogyo Co Ltd	20,750	534
Hannover Rueck SE	4,650	543	Yodogawa Steel Works Ltd	11,000	224
Hartford Financial Services Group Inc/The (b)	53,062	2,422			$2,839
HCI Group Inc (b)	54,060	2,115	Leisure Products & Services - 0.10%
Helvetia Holding AG	45	24	Amer Sports Oyj	935	27
Markel Corp (a)	4,289	3,882	Harley-Davidson Inc	28,979	1,418
Marsh & McLennan Cos Inc (b)	72,079	3,986	HIS Co Ltd	4,700	153
MetLife Inc	26,996	1,379	Shimano Inc	2,800	417
Muenchener Rueckversicherungs-Gesellschaft	485	97	Steiner Leisure Ltd (a)	2,772	174
AG in Muenchen			TUI AG	53,247	884
Navigators Group Inc/The (a),(b)	9,815	847			$3,073
NN Group NV	4,866	166
PartnerRe Ltd	3,226	449	Lodging - 0.35%
ProAssurance Corp	9,800	518	Diamond Resorts International Inc (a)	50,428	1,418
Progressive Corp/The (b)	50,121	1,545	Interval Leisure Group Inc (b)	17,890	279
Reinsurance Group of America Inc	23,868	2,193	Las Vegas Sands Corp	15,122	666
RenaissanceRe Holdings Ltd (b)	25,405	2,814	Resorttrust Inc	12,500	333
Saga PLC	172,080	552	Starwood Hotels & Resorts Worldwide Inc	70,675	5,078
Sony Financial Holdings Inc	46,885	864	Wyndham Worldwide Corp (b),(e)	35,179	2,671
StanCorp Financial Group Inc	6,047	687	Wynn Resorts Ltd	7,090	445
Swiss Life Holding AG (a)	5,616	1,417			$10,890
Swiss Re AG	8,694	828	Machinery - Diversified - 0.18%
Symetra Financial Corp	30,213	951	Bucher Industries AG	60	14
T&D Holdings Inc	153,528	2,152	Daifuku Co Ltd	19,000	309
Talanx AG	2,834	88	Denyo Co Ltd	22,200	372
Tokio Marine Holdings Inc	8,545	315	Duerr AG	554	48
Torchmark Corp (b)	30,815	1,868
Travelers Cos Inc/The (b)	39,340	4,507	Fuji Machine Manufacturing Co Ltd	6,300	63
			GEA Group AG	3,296	136
Unipol Gruppo Finanziario SpA	21,016	105	Hisaka Works Ltd	18,200	149
UnipolSai SpA	117,889	304	Husqvarna AB	80,785	526
Universal Insurance Holdings Inc (b)	35,224	696
			IDEX Corp (b)	30,562	2,409
Unum Group	78,154	2,867	KION Group AG	4,456	220
White Mountains Insurance Group Ltd	1,549	1,252	Krones AG	180	22
Willis Group Holdings PLC	29,549	1,358	MAN SE	2,420	240
		$77,147	Metso OYJ	1,468	36
Internet - 1.29%			OC Oerlikon Corp AG (a)	30,414	292
Alibaba Group Holding Ltd ADR(a)	2,393	201	Sumitomo Heavy Industries Ltd	65,000	308
Alphabet Inc - A Shares (a)	2,085	1,591	Toshiba Machine Co Ltd	85,000	296
Alphabet Inc - C Shares (a)	9,734	7,228	Zuiko Corp	4,130	155
Amazon.com Inc (a),(b)	16,232	10,791			$5,595
Blucora Inc (a)	22,880	243
			Media - 1.49%
COOKPAD Inc	24,730	534
Corindus Vascular Robotics Inc (a)	342,902	1,097	Axel Springer SE	1,775	99
			Cablevision Systems Corp	45,243	1,380
Digital Garage Inc	7,600	123	CBS Corp (b)	50,700	2,559
Dip Corp	19,793	452	Charter Communications Inc (a)	400	75
en-japan Inc	13,400	444	Comcast Corp - Class A (b)	59,212	3,604
Facebook Inc (a)	58,489	6,097
			DISH Network Corp (a)	132,086	8,284
Gree Inc	75,300	366	FactSet Research Systems Inc (b)	22,455	3,806
HomeAway Inc (a)	29,011	1,026
			Liberty Global PLC - A Shares (a)	38,036	1,613
Klarna Holding AB (a),(c),(d),(f),(g)	808	89
			Liberty Global PLC - C Shares (a)	102,196	4,190
Netflix Inc (a)	8,280	1,021
			Liberty Global PLC LiLAC - A Shares (a)	1,902	71
Paysafe Group PLC (a)	88,572	481
			Liberty Global PLC LiLAC - C Shares (a)	5,109	200
Priceline Group Inc/The (a)	1,853	2,314
			Markit Ltd (a)	14,266	421
Proto Corp	6,100	83	Media General Inc (a)	26,150	406
Quotient Technology Inc (a)	106,859	742
Shutterstock Inc (a)	7,164	260	Mediaset Espana Comunicacion SA	17,350	199

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
New York Times Co/The (b)	60,980	$859	Rowan Cos PLC	15,210	$309
Nippon Television Holdings Inc	63,500	1,170	Southwestern Energy Co (a)	100,463	905
NOS SGPS SA	21,534	166	Tesoro Corp (b)	11,730	1,351
ProSiebenSat.1 Media SE	11,105	582	Valero Energy Corp (b)	23,540	1,692
Time Warner Cable Inc (b)	60,654	11,207	Western Refining Inc (b)	15,810	716
Tribune Media Co	5,294	207	Whiting Petroleum Corp (a)	16,935	280
TV Asahi Holdings Corp	37,450	648	WPX Energy Inc (a)	21,330	183
Walt Disney Co/The (b)	20,030	2,273			$33,191
Wolters Kluwer NV (d)	51,820	1,789
		$45,808	Oil & Gas Services - 0.33%
			Baker Hughes Inc (b)	32,363	1,750
Metal Fabrication & Hardware - 0.62%			Cameron International Corp (a)	16,185	1,105
Aurubis AG	15,432	959	Halliburton Co	93,133	3,712
Maruichi Steel Tube Ltd	16,900	468	Helix Energy Solutions Group Inc (a)	50,220	325
Neturen Co Ltd	21,100	163	McDermott International Inc (a)	60,133	266
Precision Castparts Corp	75,847	17,562	Schlumberger Ltd (b)	35,170	2,713
SKF AB	745	13	Subsea 7 SA (a)	15,459	123
		$19,165	Trican Well Service Ltd	166,085	81

Mining - 0.10%					$10,075
Boliden AB	35,483	650	Packaging & Containers - 0.23%
Century Aluminum Co (a)	77,930	291	Ball Corp (b)	23,407	1,625
Freeport-McMoRan Inc (b)	109,430	895	Packaging Corp of America (b)	19,991	1,359
Mitsubishi Materials Corp	253,875	896	Sealed Air Corp (b)	37,900	1,719
Norsk Hydro ASA	43,835	169	Silgan Holdings Inc (e)	18,216	990
OSAKA Titanium Technologies Co Ltd	5,000	122	WestRock Co (b)	26,220	1,327
Pacific Metals Co Ltd	66,000	173			$7,020

		$3,196	Pharmaceuticals - 3.27%
Miscellaneous Manufacturers - 0.52%			AbbVie Inc (b)	15,050	875
3M Co (b)	11,655	1,825	Agios Pharmaceuticals Inc (a)	2,852	184
Aalberts Industries NV	6	—	Allergan PLC (a),(b)	65,718	20,628
Carlisle Cos Inc (b)	17,920	1,585	Almirall SA	16,545	303
Eaton Corp PLC (e)	52,931	3,079	AmerisourceBergen Corp (b)	23,310	2,299
Hexpol AB	3,681	39	AstraZeneca PLC	27,983	1,899
Illinois Tool Works Inc (b)	65,080	6,116	Baxalta Inc	130,524	4,488
Ingersoll-Rand PLC (b)	22,790	1,337	Bristol-Myers Squibb Co (b),(e)	201,231	13,484
Mitsuboshi Belting Ltd	18,097	148	Cardinal Health Inc (b)	59,089	5,132
Nikon Corp	53,700	722	Chugai Pharmaceutical Co Ltd	16,558	577
Sulzer AG (a)	1,565	151	Daiichi Sankyo Co Ltd	28,900	595
Sumitomo Riko Co Ltd	38,200	328	Dyax Corp (a)	16,400	552
Tenma Corp	11,500	218	Eisai Co Ltd	31,231	2,027
Trelleborg AB	2,466	48	Eli Lilly & Co (b)	7,000	574
Trinity Industries Inc (b)	14,816	402	Endo International PLC (a),(b)	2,930	180
		$15,998	Express Scripts Holding Co (a),(b)	15,173	1,297
			Furiex Pharmaceuticals Inc - Rights (a),(b),(c),(d)	4,203	—
Office & Business Equipment - 0.11%			H Lundbeck A/S (a)	6,875	209
Canon Inc	33,600	1,015	Herbalife Ltd (a)	1,616	93
Xerox Corp (b)	214,679	2,265
			Johnson & Johnson (b)	72,356	7,325
		$3,280	Lannett Co Inc (a),(b)	29,237	1,081
Oil & Gas - 1.08%			Mallinckrodt PLC (a)	5,990	407
Anadarko Petroleum Corp	35,612	2,133	McKesson Corp (b)	6,713	1,271
Apache Corp (b)	3,500	172	Meda AB	3,500	42
Chevron Corp (b)	23,390	2,136	Merck & Co Inc (e)	125,356	6,645
Cobalt International Energy Inc (a)	140,436	1,035	Merck KGaA	1,644	168
Continental Resources Inc/OK (a)	5,233	190	Mylan NV (a)	78,413	4,023
Devon Energy Corp (b)	12,120	558	Nippon Shinyaku Co Ltd	15,660	646
Eni SpA	22,124	360	Novartis AG	3,160	270
Ensco PLC	36,630	627	Novo Nordisk A/S	4,502	248
Exxon Mobil Corp (b)	57,170	4,668	Ono Pharmaceutical Co Ltd	6,959	1,113
Galp Energia SGPS SA	4,012	43	Orion Oyj	8,855	295
Hess Corp (b)	7,360	434	Pfizer Inc (b)	230,984	7,569
Imperial Oil Ltd	86,873	2,817	PharMerica Corp (a),(b)	16,430	559
Inpex Corp	77,700	771	Portola Pharmaceuticals Inc (a)	36,180	1,795
Japan Petroleum Exploration Co Ltd	17,200	477	Recordati SpA	4,215	105
Karoon Gas Australia Ltd (a)	260,939	321	Roche Holding AG	5,354	1,434
Laredo Petroleum Inc (a)	15,474	168	Rohto Pharmaceutical Co Ltd	21,000	404
Marathon Oil Corp (b)	100,297	1,757	Santen Pharmaceutical Co Ltd	71,474	1,134
Marathon Petroleum Corp (b)	28,468	1,663	Shionogi & Co Ltd	29,487	1,299
Patterson-UTI Energy Inc	16,362	265	STADA Arzneimittel AG	568	22
Phillips 66 (b)	13,220	1,210	Suzuken Co Ltd/Aichi Japan	2,890	113
Pioneer Natural Resources Co (e)	34,527	4,998	Takeda Pharmaceutical Co Ltd	34,050	1,657
Repsol SA (b)	11,913	155	TESARO Inc (a)	11,714	598
Rice Energy Inc (a)	59,126	797	TherapeuticsMD Inc (a),(c),(d)	15,388	116

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
TherapeuticsMD Inc (a)	559,075	$4,199	Gulliver International Co Ltd	20,300	$190
Zoetis Inc (b)	13,080	611	H2O Retailing Corp	18,900	396
ZS Pharma Inc (a)	3,801	342	Heiwado Co Ltd	9,534	231
		$100,887	Home Depot Inc/The (b)	43,693	5,850
			Honeys Co Ltd	26,180	220
Pipelines - 0.04%			Hornbach Holding AG & Co KGaA	14,519	1,166
Columbia Pipeline Group Inc (b)	63,510	1,218
			HUGO BOSS AG	358	31
Publicly Traded Investment Fund - 0.22%			Industria de Diseno Textil SA	8,337	299
SPDR S&P500 ETF Trust	5,125	1,069	Jack in the Box Inc (b)	5,260	390
SPDR S&P Oil & Gas Exploration &	137,850	5,118	Jand Inc (a),(c),(d),(f),(g)	1,693	19
Production ETF			Kate Spade & Co (a)	31,626	634
TOPIX Exchange Traded Fund	35,960	474	K's Holdings Corp	9,000	328
		$6,661	L Brands Inc (b)	23,350	2,228
			Lowe's Cos Inc (b),(e)	90,346	6,920
Real Estate - 0.28%			McDonald's Corp (b)	29,850	3,408
Deutsche Wohnen AG	37,015	1,016	MSC Industrial Direct Co Inc	24,434	1,508
Dolphin Capital Investors Ltd (a)	1,922,149	485
Four Corners Property Trust Inc (a),(b)	3,919	78	Nishimatsuya Chain Co Ltd	36,500	333
			Nitori Holdings Co Ltd	6,402	528
Hulic Co Ltd	14,700	135	Office Depot Inc (a)	195,627	1,289
Jones Lang LaSalle Inc (b)	16,181	2,688
			Pal Co Ltd	10,000	249
Kennedy-Wilson Holdings Inc	41,435	1,081	Pandora A/S	8,377	991
LEG Immobilien AG (a)	11,165	883	Panera Bread Co (a)	7,400	1,345
Leopalace21 Corp (a)	202,100	1,184	Pep Boys-Manny Moe & Jack/The (a)	15,907	247
NTT Urban Development Corp	27,100	264	Popeyes Louisiana Kitchen Inc (a),(b)	3,490	202
Relo Holdings Inc	3,894	422	Rite Aid Corp (a)	63,336	499
Takara Leben Co Ltd	79,800	442	Ross Stores Inc (b)	22,050	1,147
WeWork Cos Inc (a),(c),(d),(f),(g)	979	40
			Shimamura Co Ltd	3,800	464
		$8,718	Signet Jewelers Ltd	5,031	661
			Sonic Corp (b)	11,790	343
REITS - 0.99%			Staples Inc (b)	148,240	1,789
Agree Realty Corp	690	23
American Tower Corp	43,381	4,311	Sundrug Co Ltd	5,767	372
Apartment Investment & Management Co (b)	38,880	1,482	Target Corp (b)	20,370	1,477
AvalonBay Communities Inc	930	169	Tiffany & Co	6,637	529
			TJX Cos Inc/The (b)	62,425	4,408
BioMed Realty Trust Inc	42,138	989
Boston Properties Inc (b)	7,830	979	Tsuruha Holdings Inc	4,110	367
Camden Property Trust (b)	9,586	732	United Arrows Ltd	7,500	332
Capstead Mortgage Corp (b)	60,640	575	Urban Outfitters Inc (a)	4,565	102
Chambers Street Properties	42,952	323	Welcia Holdings Co Ltd	7,400	409
Crown Castle International Corp (b)	36,810	3,162	World Fuel Services Corp	30,612	1,334
Duke Realty Corp	25,530	520	Xebio Holdings Co Ltd	21,000	401
Extra Space Storage Inc (b)	13,290	1,113	Yamada Denki Co Ltd	67,297	303
General Growth Properties Inc (b)	45,517	1,159	Zalando SE (a),(h)	11,639	394
Grivalia Properties REIC AE	82,703	666			$63,502
Hibernia REIT PLC	845,584	1,242	Savings & Loans - 0.22%
Intu Properties PLC	290,019	1,413	Astoria Financial Corp	11,866	191
Irish Residential Properties REIT PLC	1,389,550	1,645	BofI Holding Inc (a),(b)	58,600	1,174
Kimco Realty Corp (b)	35,970	938
Lamar Advertising Co (b)	38,376	2,242	Dime Community Bancshares Inc	18,347	340
			First Niagara Financial Group Inc	71,251	768
Plum Creek Timber Co Inc	10,983	558	People's United Financial Inc (b)	164,540	2,756
Prologis Inc (b)	57,660	2,465	Washington Federal Inc (b)	58,710	1,517
Public Storage	1,020	245			$6,746
Regency Centers Corp (b)	12,670	854
Strategic Hotels & Resorts Inc (a)	71,945	1,019	Semiconductors - 1.71%
Taubman Centers Inc (b)	6,570	472	Altera Corp (b)	36,462	1,925
UDR Inc (b)	17,090	631	ams AG	441	17
Vornado Realty Trust	5,790	560	Applied Materials Inc	9,200	173
		$30,487	Atmel Corp	21,440	185
			Avago Technologies Ltd	1,300	170
Retail - 2.06%			Broadcom Corp	212,896	11,630
Adastria Co Ltd	7,110	419	Cypress Semiconductor Corp (a)	45,230	489
Advance Auto Parts Inc (e)	36,991	6,020	Dialog Semiconductor PLC (a)	3,521	131
ASKUL Corp	4,298	186	Fairchild Semiconductor International Inc (a)	20,525	401
Autogrill SpA (a),(b)	15,724	139	Freescale Semiconductor Ltd (a),(b)	68,040	2,647
AutoZone Inc (a),(b)	3,226	2,528	Integrated Device Technology Inc (a),(b)	21,600	606
BJ's Restaurants Inc (a),(b)	29,210	1,338
			Integrated Silicon Solution Inc	23,905	547
CarMax Inc (a)	5,532	317	Intel Corp (b)	89,260	3,104
Cawachi Ltd	15,300	303	KLA-Tencor Corp	15,636	1,039
Chiyoda Co Ltd	2,718	91	Lam Research Corp (b)	26,925	2,106
CVS Health Corp (b)	53,370	5,022
			Maxim Integrated Products Inc	135,067	5,237
Darden Restaurants Inc (b)	11,758	660	Mellanox Technologies Ltd (a)	26,967	1,212
Dollar General Corp (b)	12,174	796	Micron Technology Inc (a)	131,162	2,089
Domino's Pizza Inc (b)	9,894	1,063
			Mimasu Semiconductor Industry Co Ltd	15,100	143
Don Quijote Holdings Co Ltd	7,234	287	Miraial Co Ltd	12,600	121

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors (continued)			Toys, Games & Hobbies (continued)
MKS Instruments Inc (b)	14,250	$525	Nintendo Co Ltd	9,085	$1,397
NXP Semiconductors NV (a)	71,886	6,718			$2,101
PMC-Sierra Inc (a)	116,906	1,383
QUALCOMM Inc	44,920	2,192	Transportation - 1.33%
Rohm Co Ltd	14,080	757	Ansaldo STS SpA	90,367	933
			AP Moeller - Maersk A/S - B shares (b)	69	105
Shinkawa Ltd	29,000	142
Shinko Electric Industries Co Ltd	77,100	531	bpost SA	21,891	531
Skyworks Solutions Inc (b)	9,950	826	Canadian National Railway Co	48,349	2,886
Sumco Corp	175,870	1,866	Cargotec Oyj	6	—
SunEdison Semiconductor Ltd (a)	48,523	463	CSX Corp	236,504	6,724
			Deutsche Post AG (b)	6,699	195
Tessera Technologies Inc (b)	86,870	2,767
Texas Instruments Inc	9,720	565	DSV A/S	12,260	476
		$52,707	East Japan Railway Co	8,886	839
			Expeditors International of Washington Inc (b)	25,600	1,243
Software - 1.13%			FedEx Corp (b)	30,514	4,838
Adobe Systems Inc (a)	12,422	1,136	Gategroup Holding AG (a)	22,793	911
Alpha Systems Inc	3,400	52	Genesee & Wyoming Inc (a)	42,046	2,912
CareView Communications Inc (a)	1,020,333	275	Groupe Eurotunnel SE	67,551	863
Cerner Corp (a)	39,259	2,340	Hitachi Transport System Ltd	15,100	250
Citrix Systems Inc (a),(b)	8,120	623	Irish Continental Group PLC	115,377	652
Constant Contact Inc (a)	13,839	433	Kansas City Southern	17,097	1,554
DeNA Co Ltd	35,600	561	Landstar System Inc	25,230	1,575
Electronic Arts Inc (a)	23,570	1,598	Norfolk Southern Corp	115	11
Envestnet Inc (a)	15,854	515	Old Dominion Freight Line Inc (a),(b)	4,660	297
Fidelity National Information Services Inc (b)	50,549	3,218	Scorpio Bulkers Inc (a)	85,941	78
Fiserv Inc (a),(b)	27,802	2,676	Swift Transportation Co (a)	17,601	281
King Digital Entertainment PLC	57,961	1,025	TNT Express NV	202,086	1,646
Konami Holdings Corp	21,100	493	Tsakos Energy Navigation Ltd	30,049	233
MedAssets Inc (a)	12,097	365	Union Pacific Corp	64,084	5,380
Microsoft Corp (e)	132,475	7,200	United Parcel Service Inc (e)	34,051	3,508
MSCI Inc	26,561	1,863	UTI Worldwide Inc (a)	67,767	474
Paychex Inc (b)	72,520	3,934	West Japan Railway Co	7,022	443
salesforce.com inc (a),(b)	17,270	1,376	XPO Logistics Inc (a)	40,483	1,235
ServiceNow Inc (a)	18,552	1,614			$41,073
Software AG	567	15
SolarWinds Inc (a)	12,001	701	Trucking & Leasing - 0.03%
Solera Holdings Inc	17,698	951	AMERCO	2,531	1,026
Square Enix Holdings Co Ltd	7,318	166
Tangoe Inc (a)	24,912	214	Water- 0.11%
Workday Inc (a)	16,897	1,414	Aqua America Inc (b)	84,560	2,482
		$34,758	Suez Environnement Co	54,135	1,025

Telecommunications - 1.13%					$3,507
Alcatel-Lucent ADR(a)	293,648	1,154	TOTAL COMMON STOCKS		$1,252,571
AT&T Inc (b)	61,388	2,067	INVESTMENT COMPANIES - 20.57%	Shares Held	Value (000	's)
Cisco Systems Inc (b)	214,290	5,839	Publicly Traded Investment Fund - 20.57%
DigitalGlobe Inc (a)	24,179	409	BlackRock Liquidity Funds FedFund Portfolio	14,720,459	14,720
EZchip Semiconductor Ltd (a)	16,493	410	Wells Fargo Advantage Government Money	619,653,091	619,654
Freenet AG	6,325	213	Market Fund
Gogo Inc (a)	31,680	569
					$634,374
Hellenic Telecommunications Organization	90,490	874	TOTAL INVESTMENT COMPANIES		$634,374
SA			CONVERTIBLE PREFERRED STOCKS -
Juniper Networks Inc (b)	62,148	1,872
			0.76%	Shares Held	Value (000	's)
KDDI Corp	13,800	342
Koninklijke KPN NV	17,275	66	Automobile Manufacturers - 0.04%
Motorola Solutions Inc (b)	39,725	2,852	Fiat Chrysler Automobiles NV (a)	9,175	1,085
Nippon Telegraph & Telephone Corp	17,248	640
ParkerVision Inc (a)	548,057	88
Premiere Global Services Inc (a)	30,320	421	Electric - 0.14%
			Dominion Resources Inc/VA 6.00%; Series B	23,343	1,265
Proximus SADP	16,205	535	Dominion Resources Inc/VA 6.13%; Series A	16,939	908
SoftBank Group Corp	32,915	1,746	Dominion Resources Inc/VA 6.38%	41,975	2,034
Sunrise Communications Group AG (a),(h)	3,880	230
Swisscom AG	8,506	4,188			$4,207
TDC A/S	59,208	310	Environmental Control - 0.02%
Tele2 AB	8,610	87	Stericycle Inc ADR	8,150	747
Telefonaktiebolaget LM Ericsson	8,875	86
Telephone & Data Systems Inc	5,150	146
T-Mobile US Inc (a)	148,620	5,276	Food- 0.11%
			Post Holdings Inc (g)	725	95
Verizon Communications Inc (b)	98,062	4,457
		$34,877	Tyson Foods Inc	56,475	3,233
					$3,328
Toys, Games & Hobbies - 0.07%
Bandai Namco Holdings Inc	8,700	194	Healthcare - Services - 0.03%
Hasbro Inc (b)	6,979	510	Anthem Inc	24,050	1,054

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Internet - 0.01%				Aerospace & Defense (continued)
Airbnb, Inc (a),(c),(d),(f),(g)	1,685	$180		StandardAero Aviation Holdings Inc
DraftKings Inc (a),(c),(d),(f),(g)	29,108	91		10.00%, 07/15/2023(h)	$2,000	$2,000
Dropbox Inc (a),(c),(d),(f)	2,671	45				$4,253

		$316		Airlines - 0.64%
Oil & Gas - 0.04%				Latam Airlines 2015-1 Pass Through Trust A
Southwestern Energy Co	50,200	1,207		4.20%, 08/15/2029(h)	6,900	6,486
				Latam Airlines 2015-1 Pass Through Trust B
				4.50%, 08/15/2025(h)	14,435	13,328
Pharmaceuticals - 0.14%
Allergan PLC	4,075	4,268				$19,814
				Automobile Asset Backed Securities - 0.57%
REITS- 0.16%				AmeriCredit Automobile Receivables 2015-4
Crown Castle International Corp	13,000	1,386		3.72%, 12/08/2021	189	189
Welltower Inc (b),(g)	45,600	2,688		AmeriCredit Automobile Receivables Trust
Weyerhaeuser Co	16,022	849		2013-4
				3.31%, 10/08/2019(i)	105	107
		$4,923		Flagship Credit Auto Trust 2015-2
Retail - 0.00%				5.98%, 08/15/2022(h)	710	691
Jand Inc (a),(c),(d),(f),(g)	3,781	43		Ford Credit Auto Owner Trust 2014-REV2
				2.31%, 04/15/2026(h),(i)	445	447
Software - 0.00%				Honda Auto Receivables 2015-1 Owner
Cloudera Inc (a),(c),(d),(f),(g)	3,756	95		Trust
				1.05%, 10/15/2018(i)	570	569
				Honda Auto Receivables 2015-3 Owner
Telecommunications - 0.07%				Trust
T-Mobile US Inc	33,825	2,089		1.27%, 04/18/2019	1,075	1,074
				Honda Auto Receivables Owner Trust 2014-
TOTAL CONVERTIBLE PREFERRED STOCKS		$23,362		3
PREFERRED STOCKS - 0.14%	Shares Held	Value(000	's)	1.31%, 10/15/2020(i)	260	260
				Hyundai Auto Receivables Trust 2014-A
Diversified Financial Services - 0.04%				0.79%, 07/16/2018	115	115
Ally Financial Inc (g),(h)	1,081	1,089
				Hyundai Auto Receivables Trust 2015-A
				1.05%, 04/15/2019	515	513
Electronics - 0.01%				Nissan Auto Receivables 2013-C Owner
Veracode Inc (a),(c),(d),(f),(g)	6,031	190		Trust
				0.67%, 08/15/2018(i)	430	429
				Nissan Auto Receivables 2015-B Owner
Internet - 0.06%				Trust
Forescout Tech Inc (a),(c),(d),(f)	9,157	109
General Assembly Space, Inc (a),(c),(d),(f),(g)	2,184	107		1.34%, 03/16/2020	1,050	1,046
Lithium Technologies Inc (a),(c),(d),(f),(g)	59,552	337		Santander Drive Auto Receivables Trust 2014-
(a),(c),(d),(f),(g)				4
Pinterest Inc	17,485	628		1.08%, 09/17/2018(i)	7,000	7,000
Uber Technologies Inc (a),(c),(d),(f),(g)	15,196	602
Zuora Inc (a),(c),(d),(f),(g)	40,988	174		Toyota Auto Receivables 2014-C Owner
				Trust
		$1,957		0.93%, 07/16/2018	360	360
Private Equity - 0.01%				Toyota Auto Receivables 2015-B Owner
Forward Venture Services LLC (a),(c),(d),(f),(g)	5,465	218		Trust
				1.27%, 05/15/2019	2,400	2,396
				Toyota Auto Receivables 2015-C Owner
Real Estate - 0.01%				Trust
Redfin Corp (a),(c),(d),(f),(g)	29,409	97		1.34%, 06/17/2019	1,040	1,041
WeWork Cos Inc Series D-1 (a),(c),(d),(f),(g)	4,867	202		USAA Auto Owner Trust 2015-1
WeWork Cos Inc Series D-2 (a),(c),(d),(f),(g)	3,824	158		1.20%, 06/17/2019(i)	1,200	1,198
		$457				$17,435

Software - 0.01%				Automobile Floor Plan Asset Backed Securities - 0.03%
Birst Inc (a),(c),(d),(f),(g)	21,065	123		Ally Master Owner Trust
Marklogic Corp (a),(c),(d),(f),(g)	14,832	173		0.67%, 01/15/2019(i)	900	899
Nutanix Inc (a),(c),(d),(f),(g)	3,575	71
		$367
TOTAL PREFERRED STOCKS		$4,278		Automobile Manufacturers - 0.09%
	Principal			Daimler Finance North America LLC
				1.01%, 08/01/2016(h),(i)	855	854
BONDS- 26.10%	Amount (000's)	Value(000	's)	Ford Motor Credit Co LLC
Aerospace & Defense - 0.14%				1.10%, 01/17/2017(i)	625	621
KLX Inc				Hyundai Capital Services Inc
5.88%, 12/01/2022(h)	$530	$512		1.14%, 03/18/2017(h),(i)	950	948
Meccanica Holdings USA Inc				Volkswagen International Finance NV
6.25%, 01/15/2040(h)	1,685	1,626		0.80%, 11/18/2016(h),(i)	450	441
Rockwell Collins Inc						$2,864
0.69%, 12/15/2016(i)	115	115

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks- 2.06%				Commercial Mortgage Backed Securities - 1.54%
Bank of America Corp				Banc of America Commercial Mortgage Trust
1.36%, 01/15/2019(i)		$435	$438	2006-1
4.20%, 08/26/2024		1,390	1,403	5.74%, 09/10/2045(h),(i)	$5,536	$5,335
6.00%, 09/01/2017		1,100	1,180	BLCP Hotel Trust
Bank of Tokyo-Mitsubishi UFJ Ltd/The				2.70%, 08/15/2029(h),(i)	300	294
1.36%, 09/14/2018(h),(i)		2,350	2,356	3.87%, 08/15/2029(h),(i)	300	300
BBVA Bancomer SA/Texas				BXHTL Mezzanine Trust
6.50%, 03/10/2021		12,975	14,029	8.40%, 05/15/2020(c),(d),(i)	1,100	1,100
Credit Agricole SA				COBALT CMBS Commercial Mortgage Trust
7.88%, 01/29/2049(g),(h)		900	921	2007-C2
Deutsche Bank AG				5.62%, 04/15/2047	5,000	4,739
4.50%, 04/01/2025		900	849	COMM 2014-SAVA Mortgage Trust
Finansbank AS/Turkey				1.35%, 06/15/2034(h),(i)	79	79
5.15%, 11/01/2017		6,500	6,607	1.95%, 06/15/2034(h),(i)	145	144
Intesa Sanpaolo SpA				2.60%, 06/15/2034(h),(i)	290	289
5.02%, 06/26/2024(h)		4,210	4,214	Commercial Mortgage Trust 2007-GG11
Krung Thai Bank PCL/Cayman Islands				6.35%, 12/10/2049(i)	1,500	1,475
5.20%, 12/26/2024(i)		4,000	4,063	CSMC 2015-TWNI Trust
Morgan Stanley				1.45%, 03/15/2017(h),(i)	1,100	1,096
4.35%, 09/08/2026		1,345	1,367	Del Coronado Trust 2013-DEL MZ
Royal Bank of Scotland Group PLC				5.20%, 03/15/2018(c),(h),(i)	200	200
6.13%, 12/15/2022		905	996	Extended Stay America Trust 2013-ESH
8.00%, 12/29/2049(g),(i)		2,220	2,342	4.17%, 12/05/2031(h),(i)	857	859
Russian Agricultural Bank OJSC Via RSHB				Ginnie Mae
Capital SA				0.69%, 01/16/2053(i)	7,941	443
5.10%, 07/25/2018		6,375	6,370	GP Portfolio Trust 2014-GGP
Santander Holdings USA Inc				1.15%, 02/15/2027(h),(i)	438	436
4.50%, 07/17/2025		4,250	4,342	GS Mortgage Securities Trust 2007-GG10
Santander UK Group Holdings PLC				5.99%, 08/10/2045(i)	1,275	1,271
4.75%, 09/15/2025(h)		1,000	1,001	Hilton USA Trust 2013-HLT
Societe Generale SA				3.71%, 11/05/2030(h),(i)	275	275
7.88%, 12/29/2049(g),(h),(i)		2,200	2,225	4.41%, 11/05/2030(h),(i)	190	190
7.88%, 12/29/2049(g),(i)		2,080	2,103	4.60%, 11/05/2030(h),(i)	215	216
Vnesheconombank Via VEB Finance PLC				JP Morgan Chase Commercial Mortgage
4.22%, 11/21/2018		7,000	6,808	Securities Trust 2007-LDP10
			$63,614	5.46%, 01/15/2049	250	256
				JP Morgan Chase Commercial Mortgage
Biotechnology - 0.14%				Securities Trust 2015-COSMO
Concordia Healthcare Corp				4.15%, 01/15/2032(h),(i)	3,700	3,638
9.50%, 10/21/2022(h)		4,500	4,376
				JP Morgan Chase Commercial Mortgage
				Securities Trust 2015-SGP
Building Materials - 0.26%				4.70%, 07/15/2036(h),(i)	785	788
Atrium Windows & Doors Inc				Morgan Stanley Capital I Trust 2007-HQ12
7.75%, 05/01/2019(h)		950	703	5.90%, 04/12/2049(i)	279	290
Builders FirstSource Inc				Morgan Stanley Capital I Trust 2011-C2
10.75%, 08/15/2023(h)		2,000	2,050	5.48%, 06/15/2044(h),(i)	475	499
Cemex SAB de CV				Motel 6 Trust 2015-M6MZ
6.13%, 05/05/2025(h)		2,385	2,188	8.23%, 02/05/2020(c),(d),(h),(i)	2,816	2,796
NCI Building Systems Inc				SCG Trust 2013-SRP1
8.25%, 01/15/2023(h)		220	232	2.70%, 11/15/2026(h),(i)	365	365
Owens Corning				3.45%, 11/15/2026(h),(i)	400	401
4.20%, 12/01/2024		405	398	3.54%, 11/15/2026(h),(i)	200	198
Votorantim Cimentos SA				Wachovia Bank Commercial Mortgage Trust
3.25%, 04/25/2021	EUR	2,820	2,423	Series 2005-C22
			$7,994	5.59%, 12/15/2044(i)	9,500	9,401
				Wachovia Bank Commercial Mortgage Trust
Chemicals - 0.28%				Series 2007-C31
Albemarle Corp				5.86%, 04/15/2047(i)	5,500	5,349
4.15%, 12/01/2024		$825	816	5.92%, 04/15/2047(i)	5,000	4,818
Hercules Inc						$47,540
6.50%, 06/30/2029		330	295
OCP SA				Commercial Services - 0.21%
5.63%, 04/25/2024		7,000	7,105	DP World Ltd
Solvay Finance America LLC				6.85%, 07/02/2037	2,350	2,386
4.45%, 12/03/2025(c),(h),(j)		500	499	Team Health Inc
			$8,715	7.25%, 12/15/2023(h)	2,467	2,541
				Verisk Analytics Inc
Coal- 0.04%				5.50%, 06/15/2045	1,490	1,425
Berau Capital Resources Pte Ltd						$6,352
0.00%, 07/08/2049(a)		313	103
Berau Coal Energy Tbk PT
0.00%, 03/13/2017(a),(d)		3,757	1,278
			$1,381

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Computers - 0.09%				Diversified Financial Services (continued)
Hewlett Packard Enterprise Co				Ladder Capital Finance Holdings LLLP /
4.90%, 10/15/2025(h)		$2,855	$2,818	Ladder Capital Finance Corp
				5.88%, 08/01/2021(h)		$1,885	$1,753
				Quicken Loans Inc
Consumer Products - 0.08%				5.75%, 05/01/2025(h)		2,605	2,517
Central Garden & Pet Co
6.13%, 11/15/2023		2,345	2,374				$22,778
				Electric - 0.40%
Cosmetics & Personal Care - 0.01%				Cia de Eletricidade do Estado da Bahia
				11.75%, 04/27/2016(h)	BRL	350	87
Procter & Gamble Co/The
0.41%, 11/04/2016(i)		445	445	Duke Energy Progress LLC
				0.53%, 03/06/2017(i)		$220	219
				EDP Finance BV
Credit Card Asset Backed Securities - 0.43%				4.13%, 01/15/2020(h)		915	919
American Express Credit Account Master				Enel SpA
Trust				8.75%, 09/24/2073(h),(i)		3,970	4,565
0.49%, 01/15/2020(i)		1,050	1,050	Eskom Holdings SOC Ltd
0.49%, 05/15/2020(i)		520	519	5.75%, 01/26/2021		5,000	4,748
0.98%, 05/15/2019(i)		265	265	Star Energy Geothermal Wayang Windu Ltd
1.26%, 01/15/2020(i)		815	816	6.13%, 03/27/2020		2,000	1,920
1.43%, 06/15/2020		610	611				$12,458
1.49%, 04/15/2020(i)		210	211
American Express Credit Account Master				Electronics - 0.26%
Trust 2013-1				Flextronics International Ltd
0.62%, 02/16/2021(i)		410	410	4.75%, 06/15/2025(h)		790	761
BA Credit Card Trust				Keysight Technologies Inc
0.58%, 06/15/2021(i)		315	314	4.55%, 10/30/2024		3,385	3,235
Barclays Dryrock Issuance Trust				Real Alloy Holding Inc
2.41%, 07/15/2022(i)		455	461	10.00%, 01/15/2019(d),(h)		4,000	4,040
Capital One Multi-Asset Execution Trust							$8,036
0.96%, 09/16/2019(i)		425	425
1.39%, 01/15/2021(i)		1,100	1,096	Engineering & Construction - 0.16%
				Pratama Agung Pte Ltd
1.60%, 05/17/2021		1,180	1,181	6.25%, 02/24/2020		5,000	4,841
2.08%, 03/15/2023(i)		2,535	2,525
Chase Issuance Trust
1.62%, 07/15/2020(i)		2,400	2,405	Finance - Mortgage Loan/Banker - 0.30%
Discover Card Execution Note Trust				Fannie Mae
1.39%, 04/15/2020		615	616	1.50%, 11/30/2020		2,372	2,333
World Financial Network Credit Card Master				Freddie Mac
Trust				1.25%, 10/02/2019		1,750	1,726
0.58%, 12/15/2019(i)		305	305	Freddie Mac Strips
0.68%, 02/15/2022(i)		165	164	0.00%, 03/15/2031(a),(k)		9,087	5,327
			$13,374				$9,386

Distribution & Wholesale - 0.07%				Food- 0.30%
American Builders & Contractors Supply Co				BRF SA
Inc				7.75%, 05/22/2018(h)	BRL	1,500	323
5.75%, 12/15/2023(h)		2,000	2,028	Cencosud SA
				6.63%, 02/12/2045(h)		$6,300	5,697
				Cosan Luxembourg SA
Diversified Financial Services - 0.74%				9.50%, 03/14/2018(h)	BRL	350	75
Air Lease Corp				Marfrig Overseas Ltd
4.25%, 09/15/2024		1,570	1,539	9.50%, 05/04/2020		$3,200	3,248
Aircastle Ltd							$9,343
5.50%, 02/15/2022		800	838
Ally Financial Inc				Gas- 0.03%
2.75%, 01/30/2017		100	100	Intergas Finance BV
3.13%, 01/15/2016		100	100	6.38%, 05/14/2017		847	872
3.25%, 09/29/2017		550	549	NGL Energy Partners LP / NGL Energy
3.50%, 07/18/2016		100	100	Finance Corp
4.75%, 09/10/2018		1,300	1,341	5.13%, 07/15/2019		185	165
5.50%, 02/15/2017		1,100	1,132				$1,037
Century Master Investment Co Ltd
4.75%, 09/19/2018		5,334	5,578	Healthcare - Products - 0.16%
Corp Financiera de Desarrollo SA				Greatbatch Ltd
				9.13%, 11/01/2023(h)		1,505	1,505
3.25%, 07/15/2019(h)		200	200
5.25%, 07/15/2029(h),(i)		265	262	Mallinckrodt International Finance SA /
Dragon Aviation Finance Luxembourg SA				Mallinckrodt CB LLC
				5.63%, 10/15/2023(h)		4,000	3,450
4.00%, 11/28/2022(c)		5,184	5,345
Financiera de Desarrollo Territorial SA							$4,955
Findeter				Holding Companies - Diversified - 0.46%
7.88%, 08/12/2024(h)	COP	3,380,000	964	Alfa SAB de CV
General Electric Capital Corp				6.88%, 03/25/2044(h)		400	388
0.55%, 01/14/2016(i)		$460	460

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified (continued)				Media (continued)
Dubai Holding Commercial Operations MTN				DISH DBS Corp
Ltd				5.88%, 07/15/2022		$1,905	$1,769
6.00%, 02/01/2017	GBP	9,000	$13,711	5.88%, 11/15/2024		1,925	1,723
			$14,099	6.75%, 06/01/2021		985	991
				Grupo Televisa SAB
Home Builders - 0.07%				7.25%, 05/14/2043	MXN	4,370	222
M/I Homes Inc				NBCUniversal Enterprise Inc
6.75%, 01/15/2021(h),(j)		$2,000	2,005
				5.25%, 12/19/2049(g),(h)		$1,205	1,277
				Neptune Finco Corp
Insurance - 0.17%				10.88%, 10/15/2025(h)		215	227
Assicurazioni Generali SpA				10.13%, 01/15/2023(h)		260	272
7.75%, 12/12/2042	EUR	2,600	3,413	Time Warner Cable Inc
Old Republic International Corp				4.50%, 09/15/2042		645	523
4.88%, 10/01/2024		$1,630	1,691				$12,367

			$5,104	Mining - 0.20%
Internet - 0.10%				Gold Fields Orogen Holdings BVI Ltd
Baidu Inc				4.88%, 10/07/2020		1,100	880
4.13%, 06/30/2025		3,000	2,999	MMC Norilsk Nickel OJSC via MMC Finance
				Ltd
				6.63%, 10/14/2022(h)		5,000	5,139
Investment Companies - 0.48%							$6,019
Beijing State-Owned Assets Management
Hong Kong				Miscellaneous Manufacturers - 0.09%
3.00%, 05/26/2020		3,500	3,443	GE Accounts Receivable Funding Master
4.13%, 05/26/2025		6,500	6,403	6.99%, 08/24/2017(c),(d),(i)		2,400	2,400
Huarong Finance II Co Ltd				Textron Financial Corp
3.50%, 01/16/2018		5,000	5,074	6.00%, 02/15/2067(h),(i)		700	514
			$14,920				$2,914

Iron & Steel - 0.40%				Mortgage Backed Securities - 1.48%
ArcelorMittal				Adjustable Rate Mortgage Trust 2004-4
8.00%, 10/15/2039(i)		470	355	2.76%, 03/25/2035(i)		121	119
GTL Trade Finance Inc				Adjustable Rate Mortgage Trust 2004-5
7.25%, 04/16/2044		4,000	2,960	2.53%, 04/25/2035(i)		145	140
JSW Steel Ltd				Alternative Loan Trust 2003-20CB
4.75%, 11/12/2019		6,250	5,186	5.75%, 10/25/2033		129	135
Metalloinvest Finance Ltd				Alternative Loan Trust 2003-9T1
5.63%, 04/17/2020		4,000	3,892	5.50%, 07/25/2033(i)		103	103
			$12,393	Alternative Loan Trust 2004-14T2
				5.50%, 08/25/2034		124	131
Leisure Products & Services - 0.10%				Alternative Loan Trust 2004-27CB
LTF Merger Sub Inc				6.00%, 12/25/2034(i)		934	928
8.50%, 06/15/2023(h)		3,229	3,116
				Alternative Loan Trust 2004-28CB
				5.75%, 01/25/2035		91	92
Lodging - 0.52%				Alternative Loan Trust 2004-J3
Interval Acquisition Corp				5.50%, 04/25/2034		127	131
5.63%, 04/15/2023(h)		1,085	1,085	Alternative Loan Trust 2005-14
MCE Finance Ltd				0.43%, 05/25/2035(i)		635	524
5.00%, 02/15/2021		10,963	10,168	Alternative Loan Trust 2005-J1
MGM Resorts International				5.50%, 02/25/2025		243	249
6.00%, 03/15/2023		3,175	3,146	Alternative Loan Trust 2007-4CB
Wyndham Worldwide Corp				5.75%, 04/25/2037		144	130
5.10%, 10/01/2025		1,580	1,611	Banc of America Alternative Loan Trust 2003-
			$16,010	10
				5.50%, 12/25/2033		159	164
Machinery - Construction & Mining - 0.02%				5.50%, 12/25/2033(i)		229	234
Caterpillar Financial Services Corp				Banc of America Alternative Loan Trust 2003-
0.56%, 03/03/2017(i)		530	530
				8
				5.50%, 10/25/2033		159	167
Media- 0.40%				Banc of America Alternative Loan Trust 2005-
Cablevision Systems Corp				6
7.75%, 04/15/2018		915	952	5.25%, 07/25/2035(i)		229	210
8.63%, 09/15/2017		740	781	Banc of America Funding 2004-B Trust
CCO Holdings LLC / CCO Holdings Capital				2.77%, 11/20/2034(i)		260	252
Corp				Banc of America Funding 2005-5 Trust
5.13%, 05/01/2023(h)		1,225	1,213	5.50%, 09/25/2035		97	101
CCO Safari II LLC				Banc of America Funding 2005-7 Trust
6.48%, 10/23/2045(h)		1,315	1,368	5.75%, 11/25/2035(i)		166	170
CSC Holdings LLC				Banc of America Funding 2007-4 Trust
5.25%, 06/01/2024		390	331	5.50%, 11/25/2034		242	246
6.75%, 11/15/2021		760	718	Banc of America Mortgage 2005-A Trust
				2.65%, 02/25/2035(i)		74	72

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value(000's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns ARM Trust 2004-6			GSR Mortgage Loan Trust 2005-4F
2.94%, 09/25/2034(i)	$942	$ 908	6.50%, 02/25/2035	$203	$205
Bear Stearns ARM Trust 2005-12			GSR Mortgage Loan Trust 2005-AR6
2.68%, 02/25/2036(i)	424	334	2.81%, 09/25/2035(i)	443	446
Chase Mortgage Finance Trust Series 2007-			GSR Mortgage Loan Trust 2006-8F
A1			6.00%, 09/25/2036	263	215
2.47%, 03/25/2037(i)	1,030	959	Harborview Mortgage Loan Trust
CHL Mortgage Pass-Through Trust 2004-12			0.57%, 10/19/2033(i)	1,163	1,091
2.88%, 08/25/2034(i)	190	167	IndyMac INDX Mortgage Loan Trust 2005-
CHL Mortgage Pass-Through Trust 2004-			AR11
HYB4			2.61%, 08/25/2035(i)	1,059	864
2.58%, 09/20/2034(i)	93	89	IndyMac INDX Mortgage Loan Trust 2005-
CHL Mortgage Pass-Through Trust 2004-			AR16IP
HYB8			0.86%, 07/25/2045(i)	308	266
3.23%, 01/20/2035(i)	125	122	JP Morgan Alternative Loan Trust
CHL Mortgage Pass-Through Trust 2005-11			2.85%, 03/25/2036(i)	873	757
0.49%, 04/25/2035(i)	150	130	4.02%, 03/25/2036(i)	28	23
CHL Mortgage Pass-Through Trust 2005-21			JP Morgan Mortgage Trust 2003-A2
5.50%, 10/25/2035(i)	190	177	2.05%, 11/25/2033(i)	173	168
Citicorp Mortgage Securities Trust Series			JP Morgan Mortgage Trust 2005-A1
2006-4			2.69%, 02/25/2035(i)	347	346
6.00%, 08/25/2036(i)	80	80	JP Morgan Mortgage Trust 2005-A2
Citigroup Mortgage Loan Trust 2005-11			2.42%, 04/25/2035(i)	269	260
2.73%, 10/25/2035(i)	271	268	JP Morgan Mortgage Trust 2005-A3
Citigroup Mortgage Loan Trust 2014-11			2.76%, 06/25/2035(i)	142	143
0.34%, 08/25/2036(h),(i)	1,079	973	JP Morgan Mortgage Trust 2005-S3
Citigroup Mortgage Loan Trust 2015-2			6.00%, 01/25/2036(i)	317	270
0.40%, 06/25/2047(h),(i)	916	848	JP Morgan Mortgage Trust 2006-A1
Citigroup Mortgage Loan Trust Inc			2.58%, 02/25/2036(i)	234	207
2.62%, 05/25/2035(i)	135	132	JP Morgan Mortgage Trust 2006-A7
2.74%, 08/25/2035(i)	1,058	985	2.69%, 01/25/2037(i)	399	350
CitiMortgage Alternative Loan Trust Series			JP Morgan Mortgage Trust 2007-S1
2006-A4			5.75%, 03/25/2037	313	257
6.00%, 09/25/2036	319	286	Lehman Mortgage Trust 2006-1
Credit Suisse First Boston Mortgage Securities			5.50%, 02/25/2036	41	39
Corp			Lehman XS Trust Series 2006-12N
2.68%, 05/25/2034(i)	310	267	0.37%, 08/25/2046(i)	1	1
2.71%, 11/25/2033(i)	116	112	Lehman XS Trust Series 2006-4N
2.71%, 12/25/2033(i)	74	74	0.44%, 04/25/2046(i)	1,036	747
5.25%, 11/25/2020	684	685	MASTR Adjustable Rate Mortgages Trust
5.50%, 11/25/2035	203	185	2004-7
CSMC Mortgage-Backed Trust 2006-8			2.61%, 07/25/2034(i)	344	333
6.50%, 10/25/2021(i)	112	94	MASTR Adjustable Rate Mortgages Trust
Deutsche Alt-A Securities Inc Mortgage Loan			2006-2
Trust Series 2005-3			2.71%, 04/25/2036(i)	208	200
5.25%, 06/25/2035	59	59	MASTR Alternative Loan Trust 2003-9
Deutsche Alt-A Securities Inc Mortgage Loan			5.25%, 11/25/2033	100	103
Trust Series 2005-5			MASTR Alternative Loan Trust 2004-12
5.50%, 11/25/2035	131	125	5.25%, 12/25/2034	22	22
Deutsche Alt-A Securities Inc Mortgage Loan			MASTR Alternative Loan Trust 2004-5
Trust Series 2005-6			5.50%, 06/25/2034	107	111
5.50%, 12/25/2035(i)	141	119	6.00%, 06/25/2034	128	132
Fannie Mae Connecticut Avenue Securities			MASTR Alternative Loan Trust 2004-8
5.77%, 04/25/2028(i)	5,000	5,115	6.00%, 09/25/2034	563	591
FDIC 2013-N1 Trust			Merrill Lynch Alternative Note Asset Trust
4.50%, 10/25/2018(h)	47	47	Series 2007-F1
Freddie Mac Structured Agency Credit Risk			6.00%, 03/25/2037	162	120
Debt Notes			Merrill Lynch Mortgage Investors Trust Series
1.87%, 04/25/2024(i)	500	495	MLCC 2006-1
2.07%, 10/25/2027(i)	550	544	2.48%, 02/25/2036(i)	1,223	1,192
2.42%, 02/25/2024(i)	500	501	Merrill Lynch Mortgage Investors Trust Series
4.47%, 11/25/2023(i)	250	250	MLCC 2006-2
8.17%, 05/25/2025(i)	250	247	2.20%, 05/25/2036(i)	71	71
9.02%, 03/25/2028(i)	7,000	6,913	Merrill Lynch Mortgage Investors Trust Series
9.57%, 04/25/2028(i)	1,000	1,011	MLCC 2007-1
GMACM Mortgage Loan Trust 2003-J7			2.69%, 01/25/2037(i)	141	130
5.00%, 11/25/2033	22	22	Morgan Stanley Mortgage Loan Trust 2006-
GMACM Mortgage Loan Trust 2005-AR4			11
3.18%, 07/19/2035(i)	144	136	6.00%, 08/25/2036(i)	204	187
GSR Mortgage Loan Trust 2004-14			National City Mortgage Capital Trust
2.86%, 12/25/2034(i)	181	179	6.00%, 03/25/2038(i)	828	867

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Residential Asset Securitization Trust 2005-			Bonanza Creek Energy Inc	(continued)
A8CB			6.75%, 04/15/2021			$55	$43
5.38%, 07/25/2035	$426	$381	BP Capital Markets PLC
Residential Asset Securitization Trust 2007-			0.76%, 11/07/2016(i)			385	385
A6			California Resources Corp
6.00%, 06/25/2037(i)	207	184	5.50%, 09/15/2021			10	6
RFMSI Series 2006-S1 Trust			6.00%, 11/15/2024			1,360	816
5.75%, 01/25/2036	161	161	Chesapeake Energy Corp
Structured Adjustable Rate Mortgage Loan			4.88%, 04/15/2022			635	269
Trust			6.13%, 02/15/2021			35	15
0.53%, 07/25/2035(i)	117	84	6.63%, 08/15/2020			25	12
2.37%, 06/25/2034(i)	262	254	Concho Resources Inc
2.54%, 11/25/2034(i)	372	367	5.50%, 10/01/2022			310	301
2.77%, 09/25/2034(i)	509	508	5.50%, 04/01/2023			1,410	1,375
Structured Asset Securities Corp Mortgage			Continental Resources Inc/OK
Pass-Through Certificates Series 2004-20			3.80%, 06/01/2024			65	54
5.75%, 11/25/2034	153	159	4.50%, 04/15/2023			50	43
Structured Asset Securities Corp Trust 2005-			5.00%, 09/15/2022			3,725	3,269
1			Delek & Avner Tamar Bond Ltd
5.50%, 02/25/2035	211	215	5.08%, 12/30/2023(h),(l)			8,000	8,170
WaMu Mortgage Pass-Through Certificates			5.41%, 12/30/2025(h),(l)			13,000	13,292
Series 2004-CB2 Trust			Diamond Offshore Drilling Inc
5.50%, 07/25/2034	72	75	4.88%, 11/01/2043			120	85
WaMu Mortgage Pass-Through Certificates			Diamondback Energy Inc
Series 2005-AR10 Trust			7.63%, 10/01/2021			1,115	1,185
2.50%, 09/25/2035(i)	1,142	1,103	Gazprom Neft OAO Via GPN Capital SA
WaMu Mortgage Pass-Through Certificates			6.00%, 11/27/2023			3,000	2,914
Series 2006-AR19 Trust			Gazprom OAO Via Gaz Capital SA
1.89%, 01/25/2047(i)	941	847	3.76%, 03/15/2017		EUR	4,000	4,282
WaMu Mortgage Pass-Through Certificates			4.63%, 10/15/2018(c),(h)			2,500	2,721
Series 2007-HY5 Trust			6.00%, 01/23/2021			$5,000	5,039
2.05%, 05/25/2037(i)	724	627	Halcon Resources Corp
Washington Mutual Mortgage Pass-Through			8.63%, 02/01/2020(h)			380	299
Certificates WMALT Series 2006-2 Trust			Lukoil International Finance BV
6.00%, 03/25/2036(i)	152	142	3.42%, 04/24/2018			3,000	2,931
Wells Fargo Mortgage Backed Securities			Matador Resources Co
2003-J Trust			6.88%, 04/15/2023			1,472	1,465
2.73%, 10/25/2033(i)	53	54	MEG Energy Corp
Wells Fargo Mortgage Backed Securities			6.38%, 01/30/2023(h)			210	174
2003-M Trust			6.50%, 03/15/2021(h)			40	34
2.78%, 12/25/2033(i)	341	343	7.00%, 03/31/2024(h)			145	123
Wells Fargo Mortgage Backed Securities			Noble Energy Inc
2004-A Trust			5.63%, 05/01/2021			760	768
2.70%, 02/25/2034(i)	148	148	5.88%, 06/01/2022			410	411
Wells Fargo Mortgage Backed Securities			5.88%, 06/01/2024			70	70
2005-11 Trust			Oasis Petroleum Inc
5.50%, 11/25/2035	53	55	6.88%, 03/15/2022			300	257
Wells Fargo Mortgage Backed Securities			Odebrecht Offshore Drilling Finance Ltd
2005-12 Trust			6.75%, 10/01/2023			10,647	3,354
5.50%, 11/25/2035	85	87	OGX Austria GmbH
Wells Fargo Mortgage Backed Securities			0.00%, 06/01/2018(a),(h)			600	—
2005-16 Trust			0.00%, 04/01/2022(a),(h)			1,100	—
6.00%, 01/25/2036(i)	204	208	Pacific Exploration and Production Corp
Wells Fargo Mortgage Backed Securities			5.13%, 03/28/2023(h)			2,270	670
2005-17 Trust			5.38%, 01/26/2019(h)			690	221
5.50%, 01/25/2036(i)	108	110	Petrobras Global Finance BV
Wells Fargo Mortgage Backed Securities			4.88%, 03/07/2018		EUR	1,000	959
2005-AR10 Trust			5.63%, 05/20/2043			$3,055	1,940
2.71%, 06/25/2035(i)	582	597	6.25%, 12/14/2026		GBP	1,000	1,052
2.71%, 06/25/2035(i)	112	112	6.75%, 01/27/2041			$880	603
Wells Fargo Mortgage Backed Securities			6.88%, 01/20/2040			1,345	931
Trust			7.25%, 03/17/2044			65	46
2.74%, 08/25/2034(i)	168	167	Petroleos de Venezuela SA
		$45,638	6.00%, 11/15/2026			18,000	6,480
			Petroleos Mexicanos
Oil & Gas - 2.99%			2.75%, 04/21/2027		EUR	4,000	3,515
Antero Resources Corp			7.65%, 11/24/2021(h),(i)		MXN	6,500	392
5.13%, 12/01/2022	295	268	Puma International Financing SA
Baytex Energy Corp			6.75%, 02/01/2021			$6,000	6,013
5.13%, 06/01/2021(h)	35	29
5.63%, 06/01/2024(h)	205	168	Rosneft Finance SA
			7.88%, 03/13/2018			6,000	6,403
Bonanza Creek Energy Inc
5.75%, 02/01/2023	210	143

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Other Asset Backed Securities (continued)
RSP Permian Inc			Invitation Homes 2015-SFR1 Trust
6.63%, 10/01/2022	$1,215	$1,207	4.40%, 03/17/2032(h),(i)	$280	$278
6.63%, 10/01/2022(h)	1,400	1,391	Magnetite IX Ltd
Sabine Oil & Gas Corp			6.07%, 07/25/2026(h),(i)	1,750	1,354
0.00%, 06/15/2019(a)	300	21	Oak Hill Advisors Residential Loan Trust
Shell International Finance BV			2015-NPL2
0.57%, 11/15/2016(i)	455	455	3.72%, 07/25/2055(h),(i)	654	649
Sinopec Capital 2013 Ltd			OneMain Financial Issuance Trust 2014-1
3.13%, 04/24/2023	4,000	3,838	2.43%, 06/18/2024(h),(i)	240	240
SM Energy Co			OneMain Financial Issuance Trust 2014-2
5.00%, 01/15/2024	385	338	2.47%, 09/18/2024(h)	130	130
Talisman Energy Inc			3.02%, 09/18/2024(h),(i)	130	129
5.85%, 02/01/2037	565	483	5.31%, 09/18/2024(c),(h),(i)	1,210	1,198
6.25%, 02/01/2038	450	369	OneMain Financial Issuance Trust 2015-1
Ultra Petroleum Corp			3.19%, 03/18/2026(h),(i)	220	220
6.13%, 10/01/2024(h)	130	47	OneMain Financial Issuance Trust 2015-3
Whiting Petroleum Corp			4.16%, 11/20/2028(c),(h),(i)	790	790
5.00%, 03/15/2019	90	85	Rise Ltd
		$92,229	4.75%, 02/15/2039(c),(d),(i)	445	443
			Shenton Aircraft Investment I Ltd
Oil & Gas Services - 0.18%			4.75%, 10/15/2042(h)	910	901
COSL Singapore Capital Ltd			Sierra Timeshare 2012-1 Receivables Funding
4.50%, 07/30/2025	5,000	5,069	LLC
Western Refining Logistics LP / WNRL			2.84%, 11/20/2028(h)	28	28
Finance Corp			Sierra Timeshare 2013-1 Receivables Funding
7.50%, 02/15/2023	395	398	LLC
		$5,467	1.59%, 11/20/2029(h),(i)	130	128
Other Asset Backed Securities - 1.44%			Sierra Timeshare 2013-3 Receivables Funding
AIM Aviation Finance Ltd			LLC
5.07%, 02/15/2040(h),(i)	1,405	1,407	2.20%, 10/20/2030(h),(i)	298	297
American Homes 4 Rent 2014-SFR1			Springleaf Funding Trust 2014-A
2.75%, 06/17/2031(h),(i)	645	618	2.41%, 12/15/2022(h),(i)	290	290
American Homes 4 Rent 2014-SFR2 Trust			TAL Advantage V LLC
5.15%, 10/17/2036(h),(i)	280	280	3.55%, 11/20/2038(h),(i)	420	418
6.23%, 10/17/2036(h),(i)	695	708	THL Credit Wind River 2014-3 CLO Ltd
American Homes 4 Rent 2014-SFR3 Trust			5.92%, 01/22/2027(h),(i)	3,000	2,592
6.42%, 12/17/2036(h),(i)	900	928	U.S. Residential Opportunity Fund IV Trust
American Homes 4 Rent 2015-SFR1			2015-1
5.64%, 04/17/2052(h),(i)	1,045	1,019	3.72%, 02/27/2035(h),(i)	737	734
AMMC CLO 17 Ltd			US Residential Opportunity Fund III Trust
0.00%, 11/15/2027(a),(c),(h),(i),(j)	2,500	2,305	2015-1
Avery Point VII CLO Ltd			3.72%, 01/27/2035(h),(i)	819	816
0.00%, 01/15/2028(a),(c),(h),(i),(j)	1,400	1,292	VOLT XXII LLC
0.00%, 01/15/2028(a),(c),(h),(i),(j)	1,050	925	3.50%, 02/25/2055(h),(i)	11,371	11,268
BlueMountain CLO 2013-4 Ltd			VOLT XXX LLC
5.97%, 04/15/2025(h),(i)	3,000	2,344	3.62%, 10/25/2057(h),(i)	786	783
CAM Mortgage LLC 2015-1			VOLT XXXI LLC
3.50%, 07/15/2064(h)	1,374	1,373	3.38%, 02/25/2055(h),(i)	404	402
CLI Funding V LLC					$44,471
3.38%, 10/18/2029(h)	624	618
			Packaging & Containers - 0.02%
Colony American Finance 2015-1 Ltd			Beverage Packaging Holdings Luxembourg II
5.65%, 10/15/2047(h)	550	540
			SA / Beverage Packaging Holdings II
Colony American Homes 2014-1			6.00%, 06/15/2017(h)	540	537
2.10%, 05/17/2031(h),(i)	290	282
2.40%, 05/17/2031(h),(i)	495	482
Colony American Homes 2014-2			Pharmaceuticals - 0.26%
3.40%, 07/17/2031(h),(i)	1,000	966	AbbVie Inc
Colony American Homes 2015-1			3.60%, 05/14/2025	2,425	2,403
2.35%, 07/17/2032(h),(i)	415	398	Johnson & Johnson
Cronos Containers Program I Ltd			0.48%, 11/28/2016(i)	430	430
3.27%, 11/18/2029(h)	920	902	Valeant Pharmaceuticals International Inc
GCA2014 Holdings Ltd - Class C			4.50%, 05/15/2023(h)	2,810	2,479
6.00%, 01/05/2030(c),(d),(h),(i)	625	625	5.50%, 03/01/2023(h)	$ 770	660
GCA2014 Holdings Ltd - Class D			5.63%, 12/01/2021(h)	200	174
7.50%, 01/05/2030(c),(d),(h),(i)	229	229	5.88%, 05/15/2023(h)	2,040	1,765
GCA2014 Holdings Ltd - Class E					$7,911
0.00%, 01/05/2030(a),(c),(d),(h),(i)	1,030	589
Global Container Assets Ltd			Pipelines - 0.24%
4.50%, 02/05/2030(h),(i)	392	395	Energy Transfer Partners LP
Invitation Homes 2014-SFR1 Trust			6.13%, 12/15/2045	965	828
1.70%, 06/17/2031 (h),(i)	1,180	1,158	Enterprise Products Operating LLC
			3.70%, 02/15/2026	160	151

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Sovereign (continued)
MarkWest Energy Partners LP / MarkWest			Bahrain Government International Bond
Energy Finance Corp			7.00%, 01/26/2026(h)		$7,000	$6,961
4.88%, 12/01/2024	$1,505	$1,335	Costa Rica Government International Bond
Regency Energy Partners LP / Regency			4.25%, 01/26/2023(h)		887	786
Energy Finance Corp			4.38%, 04/30/2025(h)		5,400	4,577
5.75%, 09/01/2020	530	552	7.16%, 03/12/2045(h)		800	696
Sabine Pass Liquefaction LLC			Croatia Government International Bond
5.63%, 03/01/2025(h)	1,030	945	6.00%, 01/26/2024(h)		3,000	3,180
Targa Resources Partners LP / Targa			6.25%, 04/27/2017(h)		6,665	6,948
Resources Partners Finance Corp			Former Yugoslav Republic of Macedonia
4.25%, 11/15/2023	35	29	3.98%, 07/24/2021(h)	EUR	1,830	1,837
5.00%, 01/15/2018(h)	615	604	Ghana Government International Bond
5.25%, 05/01/2023	135	123	8.50%, 10/04/2017(h)		$6,216	6,260
6.38%, 08/01/2022	210	204	Hellenic Republic Government Bond
6.75%, 03/15/2024(h)	1,940	1,843	3.00%, 02/24/2023(i)	EUR	375	315
Williams Partners LP			3.00%, 02/24/2024(i)		375	301
4.00%, 09/15/2025	925	755	3.00%, 02/24/2025(i)		375	295
		$7,369	3.00%, 02/24/2026(i)		375	287
			3.00%, 02/24/2027(i)		375	280
Real Estate - 0.78%			3.00%, 02/24/2028(i)		375	275
Agile Property Holdings Ltd			3.00%, 02/24/2029(i)		375	268
8.38%, 02/18/2019	1,500	1,545	3.00%, 02/24/2030(i)		375	262
8.88%, 04/28/2017	3,000	3,041	3.00%, 02/24/2031(i)		375	259
Country Garden Holdings Co Ltd			3.00%, 02/24/2032(i)		375	255
7.25%, 04/04/2021	1,500	1,557	3.00%, 02/24/2033(i)		375	247
MAF Global Securities Ltd			3.00%, 02/24/2034(i)		375	245
7.13%, 10/29/2049(g),(i)	12,000	12,327
			3.00%, 02/24/2035(i)		375	240
Rialto Holdings LLC / Rialto Corp			3.00%, 02/24/2036(i)		375	249
7.00%, 12/01/2018(h)	2,238	2,283
			3.00%, 02/24/2037(i)		375	246
Shimao Property Holdings Ltd			3.00%, 02/24/2038(i)		375	235
8.13%, 01/22/2021	3,000	3,206	3.00%, 02/24/2039(i)		375	243
		$23,959	3.00%, 02/24/2040(i)		375	233
REITS- 0.21%			3.00%, 02/24/2041(i)		375	242
Brixmor Operating Partnership LP			3.00%, 02/24/2042(i)		375	242
3.85%, 02/01/2025	1,000	979	Hungary Government International Bond
Communications Sales & Leasing Inc / CSL			6.25%, 01/29/2020(l)		$10,000	11,240
Capital LLC			Iceland Government International Bond
8.25%, 10/15/2023	4,000	3,560	5.88%, 05/11/2022		5,000	5,698
Healthcare Realty Trust Inc			Israel Government International Bond
3.88%, 05/01/2025	690	671	4.50%, 01/30/2043		8,000	8,159
Host Hotels & Resorts LP			Ivory Coast Government International Bond
5.25%, 03/15/2022	265	285	5.75%, 12/31/2032(i)		7,500	6,751
iStar Inc			KazAgro National Management Holding JSC
4.00%, 11/01/2017	980	953	3.26%, 05/22/2019	EUR	6,200	6,161
		$6,448	Kazakhstan Government International Bond
			6.50%, 07/21/2045		$8,000	8,110
Retail - 0.02%			Montenegro Government International Bond
Foot Locker Inc			3.88%, 03/18/2020(h)	EUR	4,500	4,493
8.50%, 01/15/2022	410	496	Perusahaan Penerbit SBSN Indonesia III
			4.35%, 09/10/2024		$6,000	5,768
Semiconductors - 0.22%			Republic of Angola
			9.50%, 11/12/2025(h)		4,900	4,907
KLA-Tencor Corp
4.65%, 11/01/2024	2,437	2,475	Republic of Angola Via Northern Lights III
Micron Technology Inc			BV
5.25%, 01/15/2024(h)	1,130	1,051	7.00%, 08/16/2019		9,375	9,259
5.63%, 01/15/2026(h)	1,320	1,213	Senegal Government International Bond
Sensata Technologies UK Financing Co PLC			6.25%, 07/30/2024		4,000	3,695
6.25%, 02/15/2026(h)	2,100	2,165	Sri Lanka Government International Bond
		$6,904	5.13%, 04/11/2019		6,600	6,401
			5.88%, 07/25/2022		2,000	1,896
Software - 0.08%			6.25%, 10/04/2020		5,000	4,964
Open Text Corp			Tennessee Valley Authority
5.63%, 01/15/2023(h)	1,245	1,235	4.25%, 09/15/2065		110	108
Oracle Corp						$140,276
0.52%, 07/07/2017(i)	1,075	1,075
		$2,310	Student Loan Asset Backed Securities - 0.02%
			SoFi Professional Loan Program 2014-B
Sovereign - 4.55%			LLC
1MDB Global Investments Ltd			1.47%, 08/25/2032(h),(i)		105	104
4.40%, 03/09/2023	15,000	13,262	SoFi Professional Loan Program 2015-A
Argentina Bonar Bonds			LLC
7.00%, 04/17/2017(d)	3,000	2,940	1.42%, 03/25/2033(h),(i)		652	648
						$752

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank - 0.29%				Computers - 0.04%
African Export-Import Bank				SanDisk Corp
3.88%, 06/04/2018		$1,000	$1,005	1.50%, 08/15/2017		$850	$1,300
5.75%, 07/27/2016		7,787	7,939

			$8,944	Consumer Products - 0.03%
Telecommunications - 1.19%				Jarden Corp
Alcatel-Lucent USA Inc				1.13%, 03/15/2034		775	880
6.45%, 03/15/2029		1,000	1,025
6.50%, 01/15/2028		385	387	Diversified Financial Services - 0.02%
6.75%, 11/15/2020(h)		495	524
				Element Financial Corp
Axtel SAB de CV				5.13%, 06/30/2019(h)	CAD	725	657
9.00%, 01/31/2020(i)		1,845	1,905
B Communications Ltd
7.38%, 02/15/2021(h)		7,000	7,595	Electric - 0.03%
Comcel Trust via Comunicaciones Celulares				NRG Yield Inc
SA				3.25%, 06/01/2020(h)		$225	195
6.88%, 02/06/2024		6,503	5,381	3.50%, 02/01/2019(h)		650	602
Digicel Group Ltd							$797
7.13%, 04/01/2022		7,750	6,244
Frontier Communications Corp				Electrical Components & Equipment - 0.00%
8.88%, 09/15/2020(h)		2,000	2,005	General Cable Corp
				4.50%, 11/15/2029(b),(i)		75	50
11.00%, 09/15/2025(h)		3,095	3,033
Level 3 Financing Inc
5.13%, 05/01/2023(h)		445	442	Electronics - 0.03%
Millicom International Cellular SA				TTM Technologies Inc
6.63%, 10/15/2021		4,000	3,870	1.75%, 12/15/2020		550	548
Oi SA				Vishay Intertechnology Inc
9.75%, 09/15/2016(h)	BRL	1,475	331	2.25%, 11/15/2040		300	287
Sprint Communications Inc							$835
6.00%, 12/01/2016		$1,090	1,087
6.00%, 11/15/2022(d)		4,000	3,000	Energy - Alternate Sources - 0.03%
			$36,829	SunEdison Inc
				0.25%, 01/15/2020(b),(h)		1,425	433
Textiles - 0.05%				2.00%, 10/01/2018		400	169
Springs Industries Inc				2.75%, 01/01/2021		725	280
6.25%, 06/01/2021(d)		1,562	1,562				$882

				Healthcare - Products - 0.02%
Transportation - 0.04%				Hologic Inc
Kazakhstan Temir Zholy Finance BV				2.00%, 12/15/2037		325	573
6.38%, 10/06/2020		1,100	1,104

TOTAL BONDS			$804,792	Healthcare - Services - 0.11%
				Anthem Inc
	Principal			2.75%, 10/15/2042		1,950	3,495
CONVERTIBLE BONDS - 2.13%	Amount (000's) Value (000's)

Apparel - 0.01%				Holding Companies - Diversified - 0.00%
Iconix Brand Group Inc				RWT Holdings Inc
1.50%, 03/15/2018		655	433	5.63%, 11/15/2019		70	66

Automobile Parts & Equipment - 0.01%				Insurance - 0.05%
Meritor Inc				MGIC Investment Corp
7.88%, 03/01/2026		325	443	2.00%, 04/01/2020		300	441
				5.00%, 05/01/2017		775	812
Banks- 0.27%				Radian Group Inc
Bank of New York Mellon Luxembourg				2.25%, 03/01/2019(b)		300	409
SA/The							$1,662
4.40%, 12/15/2050(i)	EUR	14,000	8,351
				Internet - 0.13%
				LinkedIn Corp
Biotechnology - 0.06%				0.50%, 11/01/2019		500	538
Acorda Therapeutics Inc				VeriSign Inc
1.75%, 06/15/2021(b)		$875	951	4.30%, 08/15/2037(i)		1,325	3,479
BioMarin Pharmaceutical Inc							$4,017
1.50%, 10/15/2020		320	407
Medicines Co/The				Investment Companies - 0.01%
2.50%, 01/15/2022(h)		425	594	Ares Capital Corp
				5.75%, 02/01/2016(b),(h)		50	50
			$1,952
				Prospect Capital Corp
Coal- 0.00%				4.75%, 04/15/2020(b),(i)		100	92
Alpha Natural Resources Inc							$142
0.00%, 12/15/2020(a)		100	2

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		1.12%	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.03%			Aerospace & Defense - 0.07%
RTI International Metals Inc			TransDigm Inc, Term Loan C
1.63%, 10/15/2019	$790	$814	3.75%, 02/28/2020(i)	$679	$662
			TransDigm Inc, Term Loan D
			3.75%, 05/21/2021(i)	569	553
Miscellaneous Manufacturers - 0.03%			TransDigm Inc, Term Loan E
Trinity Industries Inc			3.50%, 05/13/2022(i)	883	854
3.88%, 06/01/2036	650	840			$2,069

Oil & Gas - 0.13%			Agriculture - 0.00%
Cheniere Energy Inc			Pinnacle Operating Corp, Term Loan B
			4.75%, 11/14/2018(i)	165	158
4.25%, 03/15/2045	1,150	683
Chesapeake Energy Corp
2.50%, 05/15/2037	1,210	774	Automobile Parts & Equipment - 0.03%
Whiting Petroleum Corp			Visteon Corp, Delay-Draw Term Loan B-DD
1.25%, 04/01/2020(h)	2,920	2,570	3.50%, 04/09/2021(i)	897	891
		$4,027

Pharmaceuticals - 0.03%			Building Materials - 0.09%
Herbalife Ltd			Continental Building Products Operating Co
2.00%, 08/15/2019	900	799	LLC, Term Loan B
			4.00%, 08/28/2020(i)	451	447
			Ply Gem Industries Inc, Term Loan B
REITS- 0.28%			4.00%, 01/17/2021(i)	439	432
Colony Capital Inc			Quikrete Holdings Inc, Term Loan B
3.88%, 01/15/2021	625	597	4.00%,09/18/2020 (i)	1,875	1,862
Equinix Inc
4.75%, 06/15/2016(b)	1,325	5,105			$2,741
Redwood Trust Inc			Chemicals - 0.01%
4.63%, 04/15/2018	140	133	Emerald Performance Materials LLC, Term
SL Green Operating Partnership LP			Loan
3.00%, 10/15/2017(h)	150	222	4.50%, 07/23/2021(i)	267	265
Spirit Realty Capital Inc			MacDermid Inc, Term Loan B
2.88%, 05/15/2019	825	784	4.50%, 06/05/2020(i)	152	147
3.75%, 05/15/2021	350	330	Royal Holdings Inc/IN, Term Loan
Starwood Property Trust Inc			4.27%, 06/10/2022(i)	1	—
3.75%, 10/15/2017	325	321			$412
4.55%, 03/01/2018	1,175	1,189
		$8,681	Commercial Services - 0.18%
			Brickman Group Ltd LLC/The, Term Loan B
Semiconductors - 0.65%			4.00%, 12/18/2020(i)	152	148
Intel Corp			iQor US Inc, Term Loan B
3.25%, 08/01/2039	1,051	1,761	6.00%, 02/19/2021(i)	591	465
Microchip Technology Inc			Pharmaceutical Product Development LLC,
2.13%, 12/15/2037	600	1,187	Term Loan B
Micron Technology Inc			4.25%, 08/05/2022(i)	1,277	1,242
2.13%, 02/15/2033	400	642	Sedgwick Claims Management Services Inc,
3.13%, 05/01/2032	300	522	Term Loan
Novellus Systems Inc			3.75%, 02/11/2021(i)	855	827
2.63%, 05/15/2041	3,988	9,187	ServiceMaster Co LLC/The, Term Loan B
NVIDIA Corp			4.25%, 06/25/2021(i)	1,833	1,820
1.00%, 12/01/2018	3,225	5,174	USAGM HoldCo LLC, Term Loan
ON Semiconductor Corp			4.75%, 07/27/2022(i)	965	923
2.63%, 12/15/2026	300	354			$5,425
Rovi Corp
0.50%, 03/01/2020(h)	1,705	1,252	Distribution & Wholesale - 0.02%
		$20,079	American Builders & Contractors Supply Co
			Inc, Term Loan B
Telecommunications - 0.09%			3.50%, 04/05/2020(i)	246	244
Ciena Corp			HD Supply Inc, Term Loan
3.75%, 10/15/2018(h)	475	668	4.70%, 08/06/2021(i)	442	438
Palo Alto Networks Inc					$682
0.00%, 07/01/2019(a)	1,225	2,146
		$2,814	Diversified Financial Services - 0.01%
			Aptean Holdings Inc, Term Loan B
Transportation - 0.04%			5.25%, 02/21/2020(i)	443	432
Ship Finance International Ltd
3.25%, 02/01/2018	600	655
UTi Worldwide Inc			Electric - 0.03%
4.50%, 03/01/2019	425	418	Calpine Construction Finance Co LP, Term
		$1,073	Loan B1
			3.00%, 04/24/2020(i)	259	248
TOTAL CONVERTIBLE BONDS		$65,664	Calpine Corp, Term Loan B5
			3.50%, 05/20/2022(i)	647	629
					$877

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electrical Components & Equipment - 0.09%			Private Equity - 0.01%
Generac Power Systems Inc, Term Loan B			HarbourVest Partners LLC, Term Loan
3.50%, 05/30/2018(i)	$2,739	$2,675	3.25%, 02/04/2021(i)	$211	$209

Healthcare - Products - 0.02%			REITS- 0.03%
Ortho-Clinical Diagnostics Inc, Term Loan B			Communications Sales & Leasing Inc, Term
4.75%, 06/30/2021(i)	232	217	Loan B
Sterigenics-Nordion Holdings LLC, Term			5.00%, 10/14/2022(i)	878	810
Loan B
4.25%, 05/06/2022(i)	400	393
			Retail - 0.04%
		$610	General Nutrition Centers Inc, Term Loan B
Insurance - 0.03%			3.25%, 03/02/2018(i)	840	815
HUB International Ltd, Term Loan B			Hillman Group Inc/The, Term Loan B
4.00%, 09/17/2020(i)	904	875	4.49%, 06/30/2021(i)	53	52
			Talbots Inc/The, Term Loan B
			5.50%, 03/13/2020(i)	290	279
Internet - 0.01%					$1,146
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(i)	386	381	Semiconductors - 0.08%
			Avago Technologies Cayman Ltd, Term
			Loan
Investment Companies - 0.00%			0.00%, 11/11/2022(i),(m)	865	856
Grosvenor Capital Management Holdings
			Entegris Inc, Term Loan B
LLLP, Term Loan B			3.50%, 03/25/2021 (i)	131	130
3.75%, 11/25/2020(i)	165	160
			NXP BV, Term Loan
			0.00%, 11/05/2020(i),(m)	625	621
Leisure Products & Services - 0.01%			NXP BV, Term Loan D
SRAM LLC, Term Loan B			3.25%, 01/10/2020(i)	993	980
4.02%, 06/07/2018(i)	302	246			$2,587

			Software - 0.10%
Media- 0.04%			Evergreen Skills Lux Sarl, Term Loan
Time Inc, Delay-Draw Term Loan B-DD			3.85%, 04/08/2021(i)	584	560
4.47%, 04/21/2021(i)	1	1	Infor US Inc, Term Loan B5
Virgin Media Investment Holdings Ltd, Term			3.75%, 06/03/2020(i)	1,071	1,020
Loan F			MA FinanceCo LLC, Term Loan B
3.50%, 06/07/2023(i)	1,350	1,328	5.25%, 10/07/2021(i)	752	746
		$1,329	Vertafore Inc, Term Loan
			4.25%, 11/03/2019(i)	747	744
Metal Fabrication & Hardware - 0.01%
Crosby US Acquisition Corp, Term Loan					$3,070
4.00%, 11/06/2020(i)	309	248	Telecommunications - 0.09%
			Integra Telecom Holdings Inc, Term Loan B
			5.25%, 08/14/2020(i)	1,144	1,111
Miscellaneous Manufacturers - 0.02%
Gates Global LLC, Term Loan			Level 3 Financing Inc, Term Loan BII
			3.45%, 05/06/2022(i)	220	218
4.25%, 06/11/2021(i)	637	595
			LTS Buyer LLC, Term Loan B
			4.00%, 04/01/2020(i)	300	294
Oil & Gas - 0.04%			SBA Senior Finance II LLC, Term Loan B1
Power Buyer LLC, Term Loan			3.25%, 03/24/2021(i)	1,249	1,221
4.25%, 05/06/2020(i)	553	539			$2,844
Western Refining Inc, Term Loan B
4.25%, 11/25/2020(i)	779	752	Transportation - 0.01%
		$1,291	OSG Bulk Ships Inc, Term Loan B-EXIT
			5.25%, 07/22/2019(i)	213	211
Packaging & Containers - 0.00%
FPC Holdings Inc, Term Loan
5.25%, 11/15/2019(i)	123	100	Trucking & Leasing - 0.01%
			IBC Capital Ltd, Term Loan
			4.75%, 08/05/2021(i)	427	386
Pharmaceuticals - 0.01%
Amneal Pharmaceuticals LLC, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$34,564
4.50%, 10/31/2019(i)	303	297	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 8.51%	Amount (000's) Value (000's)

Pipelines - 0.03%			U.S. Treasury - 3.07%
Energy Transfer Equity LP, Term Loan			2.00%, 08/15/2025(l)	$2,540	$2,489
3.25%, 11/15/2019(i)	593	561	3.00%, 05/15/2045(l)	7,000	6,994
Southcross Energy Partners LP, Term Loan B			3.00%, 11/15/2045(l)	561	562
5.25%, 07/29/2021(i)	293	246
			3.13%, 11/15/2041	7,264	7,522
		$807	3.75%, 08/15/2041	7,264	8,367
			3.75%, 11/15/2043	37,953	43,837
			4.38%, 05/15/2041(l)	11,266	14,256
			6.25%, 05/15/2030(l)	7,364	10,728
					$94,755

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	(continued)	Amount (000's)	Value (000	's)

U.S. Treasury Bill - 2.04%				Banks (continued)
0.02%, 12/10/2015(l),(n)	$20,000	$20,000		Barclays Bank PLC Repurchase Agreement on $	5,077	$5,095
0.05%, 12/31/2015(l),(n)	32,000	31,996		securities sold short; (0.50)% dated
0.15%, 01/14/2016(l),(n),(o)	10,850	10,849		03/26/2015 (collateralized by Saudi
		$62,845		Electricity Global Sukuk Co 2; $4,941,815;
				3.47%; dated 04/08/23)(p)
U.S. Treasury Inflation-Indexed Obligations - 3.36%				Barclays Bank PLC Repurchase Agreement on	4,139	4,148
0.13%, 04/15/2020(l)	54,116	53,662
2.38%, 01/15/2017(l)	24,129	24,746		securities sold short; (0.50)% dated
				07/01/2015 (collateralized by Saudi
2.50%, 07/15/2016	24,743	25,180		Electricity Global Sukuk Co 2; $3,953,452;
		$103,588		3.47%; dated 04/08/23)(p)
U.S. Treasury Strip - 0.04%				Barclays Bank PLC Repurchase Agreement on	2,136	2,140
0.00%, 02/15/2044(a),(i),(k)	3,300	1,374		securities sold short; (0.55)% dated
				08/19/2015 (collateralized by Bahrain
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Government International Bond;
OBLIGATIONS		$262,562		$2,046,833; 6.13%; dated 08/01/23)(p)
	Maturity			Barclays Bank PLC Repurchase Agreement on	729	730
REPURCHASE AGREEMENTS - 9.81%	Amount (000's)	Value (000	's)	securities sold short; (0.60)% dated
				10/06/2015 (collateralized by Colombia
Banks- 9.81%				Government International Bond; $718,444;
Barclays Bank PLC Repurchase Agreement on $	5,251	$5,251		5%; dated 06/15/45) (p)
securities sold short; (0.25)% dated				Barclays Bank PLC Repurchase Agreement on	5,734	5,735
11/24/2015 (collateralized by Sharjah				securities sold short; (0.60)% dated
Sukuk Ltd; $5,087,486; 3.76%; dated				11/17/2015 (collateralized by Saudi
09/17/24)(p)				Electricity Global Sukuk Co 3; $5,019,444;
Barclays Bank PLC Repurchase Agreement on	1,420	1,420		4%; dated 04/08/24)(p)
securities sold short; (0.45)% dated				Barclays Bank PLC Repurchase Agreement on	412	412
11/04/2015 (collateralized by South Africa				securities sold short; (0.75)% dated
Government International Bond;				11/06/2015 (collateralized by Kazakhstan
$1,418,416; 5.88%; dated 09/16/25) (p)				Government International Bond; $412,023;
Barclays Bank PLC Repurchase Agreement on	2,256	2,257		5.13%; dated 07/21/25) (p)
securities sold short; (0.45)% dated				Barclays Bank PLC Repurchase Agreement on	401	401
11/04/2015 (collateralized by Turkey				securities sold short; (0.75)% dated
Government International Bond;				10/07/2015 (collateralized by Kazakhstan
$2,224,492; 7.38%; dated 02/05/25) (p)				Government International Bond; $412,023;
Barclays Bank PLC Repurchase Agreement on	5,787	5,808		5.13%; dated 07/21/25) (p)
securities sold short; (0.85)% dated				Barclays Bank PLC Repurchase Agreement on	6,484	6,494
02/04/2015 (collateralized by South Africa				securities sold short; (0.85)% dated
Government International Bond;				09/22/2015 (collateralized by IPIC GMTN
$5,455,448; 5.88%; dated 09/16/25)(p)				Ltd; $6,697,109; 5.88%; dated 03/14/21)(p)
Barclays Bank PLC Repurchase Agreement;	5,467	5,470		Barclays Bank PLC Repurchase Agreement;	6,718	6,724
(0.85)% dated 10/05/2015 (collateralized				(0.95)% dated 10/29/2015 (collateralized
by South Africa Government International				by IPIC GMTN Ltd; $6,577,076; 6.88%;
Bond; $5,455,448; 5.88%; dated				dated 11/01/41)(p)
09/16/25)(p)				Barclays Bank PLC Repurchase Agreement on	4,577	4,578
Barclays Bank PLC Repurchase Agreement on	777	778		securities sold short; (0.95)% dated
securities sold short; (0.50)% dated				11/16/2015 (collateralized by Kazakhstan
09/30/2015 (collateralized by Colombia				Temir Zholy Finance BV; $4,587,104;
Government International Bond; $790,444;				6.95%; dated 07/10/42)(p)
4%; dated 02/26/24)(p)				Barclays Bank PLC Repurchase Agreement;	3,056	3,082
Barclays Bank PLC Repurchase Agreement on	933	934		(1.00)% dated 01/31/2014 (collateralized
securities sold short; (0.50)% dated				by Bangkok Bank PCL/Hong Kong;
10/01/2015 (collateralized by Colombia				$3,268,069; 4.80%; dated 10/18/20)(p)
Government International Bond; $948,533;				Barclays Bank PLC Repurchase Agreement on	424	424
4%; dated 02/26/24) (p)				securities sold short; (1.00)% dated
Barclays Bank PLC Repurchase Agreement on	5,531	5,555		10/29/2015 (collateralized by Kazakhstan
securities sold short; (0.50)% dated				Government International Bond; $412,023;
01/13/2015 (collateralized by Bahrain				5.13%; dated 07/21/25) (p)
Government International Bond;				Barclays Bank PLC Repurchase Agreement on	6,733	6,739
$5,117,083; 6.13%; dated 08/01/23)(p)				securities sold short; (1.50)% dated
Barclays Bank PLC Repurchase Agreement on	3,390	3,405		11/30/2015 (collateralized by Banco
securities sold short; (0.50)% dated				Bradesco SA/Cayman Islands; $6,911,625;
01/26/2015 (collateralized by Bahrain				5.75%; dated 03/01/22)(p)
Government International Bond;				Barclays Bank PLC Repurchase Agreement on	5,613	5,625
$3,070,250; 6.13%; dated 08/01/23)(p)				securities sold short; (1.10)% dated
Barclays Bank PLC Repurchase Agreement on	5,056	5,074		09/22/2015 (collateralized by IPIC GMTN
securities sold short; (0.50)% dated				Ltd; $5,660,900; 5.5%; dated 03/01/22)(p)
03/17/2015 (collateralized by Saudi				Barclays Bank PLC Repurchase Agreement on	3,856	3,860
Electricity Global Sukuk Co 2; $4,941,815;				securities sold short; (2.25)% dated
3.47%; dated 04/08/23)(p)				11/13/2015 (collateralized by Cencosud
				SA; $3,925,787; 4.88%; dated 01/20/23)(p)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

REPURCHASE AGREEMENTS	Maturity		(e) Security or a portion of the security was pledged to cover margin
(continued)	Amount (000's)	Value (000's)	requirements for options contracts. At the end of the period, the value of
			these securities totaled $18,217 or 0.59% of net assets.
Banks (continued)			(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Barclays Bank PLC Repurchase Agreement;	$1,512	$1,511	information.
6.40% dated 11/24/2015 (collateralized by			(g)	Perpetual security. Perpetual securities pay an indefinite stream of
South Africa Government Bond;			interest, but they may be called by the issuer at an earlier date.
$1,514,316; 8%; dated 12/21/18) (p)
			(h)	Security exempt from registration under Rule 144A of the Securities Act of
Merrill Lynch Repurchase Agreement on	102,239	102,239	1933. These securities may be resold in transactions exempt from
securities sold short; 0.00% dated			registration, normally to qualified institutional buyers. At the end of the
11/30/2015 maturing 12/01/2015			period, the value of these securities totaled $272,469 or 8.84% of net
(collateralized by United States Treasury			assets.
Note/Bond; $102,219,532; 0.63%; dated			(i) Variable Rate. Rate shown is in effect at November 30, 2015.
09/30/17)(a)
			(j) Security purchased on a when-issued basis.
Merrill Lynch Repurchase Agreement on	10,192	10,192	(k) Security is a Principal Only Strip.
securities sold short; 0.03% dated			(l)	Security or portion of the security was pledged as collateral for reverse
11/30/2015 maturing 12/01/2015			repurchase agreements. At the end of the period, the value of these
(collateralized by United States Treasury			securities totaled $161,110 or 5.22% of net assets.
Note/Bond; $10,186,187; 5.38%; dated			(m)	This Senior Floating Rate Note will settle after November 30, 2015, at
02/15/31)			which time the interest rate will be determined.
Merrill Lynch Repurchase Agreement on	10,875	10,875	(n) Rate shown is the discount rate of the original purchase.
securities sold short; 0.12% dated			(o) Security or a portion of the security was pledged to cover margin
11/30/2015 maturing 12/01/2015			requirements for futures contracts. At the end of the period, the value of
(collateralized by United States Treasury			these securities totaled $650 or 0.02% of net assets.
Note/Bond; $10,905,068; 2.88%; dated			(p)	Although the maturity date of the repurchase agreement is open-ended
08/15/45)			through the maturity date of the collateral, the Fund has a right to
Merrill Lynch Repurchase Agreement on	6,354	6,354	terminate the repurchase agreement and demand repayment from the
securities sold short; 0.12% dated			counterparty at any time with two days' notice. During periods of high
11/30/2015 maturing 12/01/2015			demand for the collateral security, the fund may also pay the counterparty
(collateralized by United States Treasury			a fee.
Note/Bond; $6,356,125; 1.38%; dated
09/30/20)
Merrill Lynch Repurchase Agreementon	25,125	25,125
securities sold short; 0.13% dated			Portfolio Summary (unaudited)
11/30/2015 maturing 12/01/2015			Sector	Percent
(collateralized by United States Treasury			Financial	22.66%
Note/Bond; $25,124,974; 4.75%; dated			Exchange Traded Funds	20.79%
02/15/41)			Government	13.65%
Merrill Lynch Repurchase Agreement on	38,233	38,233	Consumer, Non-cyclical	11.92%
securities sold short; 0.14% dated			Industrial	7.71%
11/30/2015 maturing 12/01/2015			Communications	6.17%
(collateralized by United States Treasury			Consumer, Cyclical	6.14%
Note/Bond; $38,321,225; 3.13%; dated			Energy	5.24%
02/15/42)			Technology	4.83%
Merrill Lynch Repurchase Agreement on	9,141	9,141	Basic Materials	3.08%
securities sold short; 0.15% dated			Mortgage Securities	3.02%
11/30/2015 maturing 12/01/2015			Asset Backed Securities	2.49%
(collateralized by United States Treasury			Utilities	1.60%
Note/Bond; $9,164,103; 2.5%; dated			Purchased Options	0.50%
02/15/45)			Diversified	0.46%
Merrill Lynch Repurchase Agreement on	5,419	5,419	Purchased Interest Rate Swaptions	0.03%
securities sold short; 0.15% dated			Investments Sold Short	(21.47)%
11/30/2015 maturing 12/01/2015			Other Assets in Excess of Liabilities, Net	11.18%
(collateralized by United States Treasury			TOTAL NET ASSETS	100.00%
Note/Bond; $5,426,278; 1.88%; dated
10/31/22)
		$301,228
TOTAL REPURCHASE AGREEMENTS		$301,228
TOTAL PURCHASED OPTIONS - 0.50%		$15,401
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.03%		$909
Total Investments		$3,399,705
Liabilities in Excess of Other Assets, Net - (10.29)%		$(315,950)
TOTAL NET ASSETS - 100.00%		$3,083,755

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled
$130,593 or 4.23% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$30,740 or 1.00% of net assets.
(d)	Security is Illiquid. At the end of the period, the value of these securities totaled $29,550 or 0.96% of net assets.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Restricted Securities

Security Name				Trade Date			Cost	Value		Percent of Net Assets
Airbnb, Inc				06/24/2015			$157		$180				0.01%
Birst Inc				03/03/2015			123		123				0.00%
Cloudera Inc				02/05/2014			55		95				0.00%
DraftKings Inc				12/04/2014			52		91				0.00%
Dropbox Inc				01/28/2014			51		45				0.00%
Forescout Tech Inc				11/24/2015			109		109				0.00%
Forward Venture Services LLC				11/20/2014			170		218				0.01%
General Assembly Space, Inc				07/31/2015			107		107				0.00%
Jand Inc				04/23/2015			19		19				0.00%
Jand Inc				04/23/2015			43		43				0.00%
Klarna Holding AB				08/07/2015			89		89				0.00%
Lithium Technologies Inc				04/16/2015			290		337				0.01%
Marklogic Corp				04/27/2015			172		173				0.01%
Nutanix Inc				08/25/2014			48		71				0.00%
Pinterest Inc				03/16/2015			628		628				0.02%
Pure Storage Inc - Class B				04/16/2014			131		108				0.00%
Redfin Corp				12/15/2014			97		97				0.00%
Uber Technologies Inc				06/05/2014			236		602				0.02%
Veracode Inc				08/26/2014			111		190				0.01%
WeWork Cos Inc				12/08/2014			16		40				0.00%
WeWork Cos Inc Series D-1				12/08/2014			81		202				0.01%
WeWork Cos Inc Series D-2				12/08/2014			64		158				0.01%
Zuora Inc				01/15/2015			156		174				0.01%

Amounts in thousands

Credit Default Swaps

Buy Protection
				(Pay)/				Upfront	Unrealized
				Receive	Expiration	Notional		Premiums	Appreciation/			Fair Value
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)			Asset	Liability
Barclays Bank PLC	AngloGold Ashanti Holdings PLC			(1.00)%	09/21/2020		$10,000	$1,140		$554		$1,694	$—
Barclays Bank PLC	CDX.EM.24			(1.00)%	12/20/2020		515	68		(16)		52	—
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020		10,000	(1,393)		76		—	(1,317)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020		10,000	(1,420)		103		—	(1,317)
	International Bonds
Barclays Bank PLC	Turkey Government International			(1.00)%	09/20/2020		2,350	181		(19)		162	—
	Bond
Citigroup Inc	ITRAXX.ASIA			(1.00)%	06/20/2019		2,500	6		(5)		1	—
Citigroup Inc	Russian Agricultural Bank OJSC			(1.00)%	03/20/2019		5,000	254		158		412	—
	Via RSHB Capital SA
Deutsche Bank AG	CDX.24.EM			(1.00)%	12/20/2020		6,860	899		(214)		685	—
Goldman Sachs & Co	Indonesia Government			(1.00)%	12/20/2020		15,000	869		(36)		833	—
	International Bond
Goldman Sachs & Co	Russian Foreign Bond - Eurobond			(1.00)%	12/20/2020		15,000	1,091		87		1,178	—
HSBC Securities Inc	ITRAXX.ASIA			(1.00)%	06/20/2019		5,000	9		(6)		3	—
HSBC Securities Inc	South Africa Government			(1.00)%	12/20/2020		20,000	1,488		12		1,500	—
	International Bond
JPMorgan Chase	Bank of China Ltd/Hong Kong			(1.00)%	09/21/2020		15,000	234		(109)		125	—
JPMorgan Chase	Emirate of Dubai Government			(5.00)%	12/20/2020		10,000	(1,372)		55		—	(1,317)
	International Bonds
JPMorgan Chase	Repsol International Finance BV			(1.00)%	12/20/2020	EUR	1,215	49		7		56	—
JPMorgan Chase	Repsol International Finance BV			(1.00)%	12/20/2020		535	21		4		25	—
Total								$2,124		$651		$6,726	$(3,951)

Sell Protection
		Implied
	Credit Spread
		as of		(Pay)/				Upfront	Unrealized
		November		Receive	Expiration	Notional		Premiums	Appreciation/			Fair Value (b)
Counterparty (Issuer)	Reference Entity	30, 2015	(c)	Fixed Rate	Date	Amount (a)		Paid/(Received)		(Depreciation)		Asset	Liability
Citigroup Inc	China Government	1.00%		1.00%	12/20/2020		$15,000	$(29)		$26	$	— $	(3)
	International Bond
HSBC Securities Inc	Croatia Government	2.89%		1.00%	09/20/2020		10,000	(733)		(99)		—	(832)
	International Bond
Total								$(762)		$(73)	$	— $	(835)

Amounts in thousands

See accompanying notes.

				Schedule of Investments
				Global Multi-Strategy Fund
				November 30, 2015 (unaudited)

		Exchange Cleared Credit Default Swaps
Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/			Upfront	Unrealized
		November		Receive	Expiration	Notional	Premiums	Appreciation/
	Reference Entity	30, 2015	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Fair Value (b)
	CDX.NA.HY.25	N/A		5.00%	12/20/2020	$1,300	$31	$(3)	$28
Total							$31	$(3)	$28

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $26,300.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/18/2015	AUD	53,990,000	$38,789	$39,004	$268	$(53)
Bank of America NA	12/18/2015	CAD	58,284,000	44,168	43,646	5	(527)
Bank of America NA	12/18/2015	CHF	38,292,000	39,751	37,279	—	(2,472)
Bank of America NA	12/18/2015	EUR	101,022,000	113,439	106,789	—	(6,650)
Bank of America NA	12/18/2015	GBP	71,468,000	110,134	107,640	—	(2,494)
Bank of America NA	12/18/2015	JPY	6,316,265,000	51,742	51,352	33	(423)
Bank of America NA	12/18/2015	MXN	53,058,000	3,189	3,199	14	(4)
Bank of America NA	12/18/2015	NZD	4,396,000	2,896	2,890	27	(33)
Bank of New York Mellon	12/01/2015	EUR	5,150,111	5,449	5,441	—	(8)
Bank of New York Mellon	12/30/2015	EUR	131,550	162	139	—	(23)
Bank of New York Mellon	01/19/2016	EUR	721,752	766	764	—	(2)
Bank of New York Mellon	10/03/2016	EUR	2,002,595	2,155	2,138	—	(17)
Barclays Bank PLC	12/01/2015	MXN	18,314	1	1	—	—
Barclays Bank PLC	12/02/2015	TRY	1,939	1	1	—	—
Barclays Bank PLC	12/04/2015	AUD	1,750,000	1,257	1,265	8	—
Barclays Bank PLC	12/04/2015	EUR	1,050,000	1,110	1,110	—	—
Barclays Bank PLC	12/04/2015	EUR	4,025,000	4,272	4,253	—	(19)
Barclays Bank PLC	12/04/2015	GBP	1,750,000	2,641	2,636	—	(5)
Barclays Bank PLC	12/04/2015	JPY	111,622,602	910	907	—	(3)
Barclays Bank PLC	12/04/2015	SEK	18,705,758	2,143	2,145	2	—
Citigroup Inc	12/01/2015	MXN	5,783,566	350	349	—	(1)
Citigroup Inc	12/04/2015	AUD	2,100,000	1,518	1,518	—	—
Citigroup Inc	12/04/2015	NZD	1,050,000	684	691	7	—
Citigroup Inc	12/14/2015	AUD	2,636,000	1,874	1,905	31	—
Citigroup Inc	12/14/2015	CAD	2,671,365	2,008	2,000	—	(8)
Citigroup Inc	12/14/2015	JPY	340,233,102	2,775	2,766	—	(9)
Citigroup Inc	12/14/2015	NOK	12,585,258	1,450	1,448	—	(2)
Citigroup Inc	12/16/2015	AUD	16,369,500	11,643	11,827	185	(1)
Citigroup Inc	12/16/2015	BRL	8,177,000	2,062	2,104	49	(7)
Citigroup Inc	12/16/2015	CAD	12,219,220	9,271	9,151	—	(120)
Citigroup Inc	12/16/2015	CHF	3,154,027	3,246	3,070	—	(176)
Citigroup Inc	12/16/2015	CLP	265,219,000	379	373	—	(6)
Citigroup Inc	12/16/2015	COP	397,081,000	133	126	—	(7)
Citigroup Inc	12/16/2015	CZK	54,356,000	2,260	2,127	—	(133)
Citigroup Inc	12/16/2015	EUR	5,307,681	5,980	5,610	—	(370)
Citigroup Inc	12/16/2015	GBP	3,849,500	5,899	5,798	—	(101)
Citigroup Inc	12/16/2015	HKD	1,640,000	212	212	—	—
Citigroup Inc	12/16/2015	HUF	162,063,500	573	551	—	(22)
Citigroup Inc	12/16/2015	IDR	8,421,427,500	607	606	3	(4)
Citigroup Inc	12/16/2015	ILS	1,366,500	351	353	2	—
Citigroup Inc	12/16/2015	INR	84,285,500	1,264	1,263	8	(9)
Citigroup Inc	12/16/2015	JPY	3,283,455,502	27,270	26,692	1	(579)
Citigroup Inc	12/16/2015	KRW	7,944,744,000	6,885	6,852	44	(77)
Citigroup Inc	12/16/2015	MXN	45,678,000	2,730	2,754	27	(3)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/16/2015	MYR	185,000	$41	$43	$2	$—
Citigroup Inc	12/16/2015	NOK	57,055,000	6,848	6,565	—	(283)
Citigroup Inc	12/16/2015	NZD	18,882,500	12,399	12,414	140	(125)
Citigroup Inc	12/16/2015	PHP	25,782,500	552	546	—	(6)
Citigroup Inc	12/16/2015	PLN	6,380,001	1,667	1,579	—	(88)
Citigroup Inc	12/16/2015	SEK	48,084,000	5,762	5,518	1	(245)
Citigroup Inc	12/16/2015	SGD	4,828,500	3,410	3,422	12	—
Citigroup Inc	12/16/2015	TRY	23,247,000	7,693	7,945	269	(17)
Citigroup Inc	12/16/2015	TWD	68,572,499	2,103	2,101	2	(4)
Citigroup Inc	12/17/2015	ZAR	28,238,999	2,034	1,948	—	(86)
Citigroup Inc	01/08/2016	ZAR	3,504,000	250	241	—	(9)
Citigroup Inc	02/02/2016	BRL	586,125	150	149	—	(1)
Citigroup Inc	03/16/2016	AUD	4,542,000	3,270	3,266	—	(4)
Citigroup Inc	03/16/2016	BRL	119,000	31	30	—	(1)
Citigroup Inc	03/16/2016	CZK	58,000	2	2	—	—
Citigroup Inc	03/16/2016	GBP	661,000	997	996	—	(1)
Citigroup Inc	03/16/2016	IDR	65,882,000	5	5	—	—
Citigroup Inc	03/16/2016	ILS	133,500	35	35	—	—
Citigroup Inc	03/16/2016	KRW	211,786,500	183	182	—	(1)
Citigroup Inc	03/16/2016	MXN	1,629,500	99	98	—	(1)
Citigroup Inc	03/16/2016	NOK	4,504,000	521	518	—	(3)
Citigroup Inc	03/16/2016	PHP	217,500	5	5	—	—
Citigroup Inc	03/16/2016	ZAR	796,500	56	54	—	(2)
Credit Agricole	12/16/2015	IDR	17,952,000,000	1,200	1,292	92	—
Credit Agricole	01/25/2016	ZAR	2,501,800	175	171	—	(4)
Credit Suisse	12/16/2015	AUD	19,459,500	13,824	14,060	237	(1)
Credit Suisse	12/16/2015	BRL	11,312,000	2,850	2,911	68	(7)
Credit Suisse	12/16/2015	CAD	14,983,219	11,353	11,220	—	(133)
Credit Suisse	12/16/2015	CHF	4,304,583	4,431	4,190	—	(241)
Credit Suisse	12/16/2015	CLP	495,242,000	711	696	—	(15)
Credit Suisse	12/16/2015	COP	397,081,000	133	126	—	(7)
Credit Suisse	12/16/2015	CZK	54,356,000	2,260	2,127	—	(133)
Credit Suisse	12/16/2015	DKK	219,000	32	31	—	(1)
Credit Suisse	12/16/2015	EUR	8,372,732	9,396	8,850	—	(546)
Credit Suisse	12/16/2015	GBP	4,051,500	6,209	6,102	—	(107)
Credit Suisse	12/16/2015	HKD	9,424,000	1,216	1,216	—	—
Credit Suisse	12/16/2015	HUF	293,130,500	1,044	997	—	(47)
Credit Suisse	12/16/2015	IDR	11,578,446,500	827	834	11	(4)
Credit Suisse	12/16/2015	ILS	3,566,500	922	921	2	(3)
Credit Suisse	12/16/2015	INR	94,285,500	1,413	1,413	9	(9)
Credit Suisse	12/16/2015	JPY	3,283,455,501	27,270	26,692	1	(579)
Credit Suisse	12/16/2015	KRW	9,305,537,000	8,035	8,026	69	(78)
Credit Suisse	12/16/2015	MXN	92,646,000	5,513	5,585	75	(3)
Credit Suisse	12/16/2015	MYR	543,000	126	128	2	—
Credit Suisse	12/16/2015	NOK	72,963,000	8,787	8,396	—	(391)
Credit Suisse	12/16/2015	NZD	18,882,500	12,398	12,414	141	(125)
Credit Suisse	12/16/2015	PHP	37,782,500	808	801	—	(7)
Credit Suisse	12/16/2015	PLN	6,780,000	1,774	1,678	—	(96)
Credit Suisse	12/16/2015	SEK	72,184,000	8,640	8,283	1	(358)
Credit Suisse	12/16/2015	SGD	5,108,500	3,609	3,620	12	(1)
Credit Suisse	12/16/2015	TRY	23,247,000	7,693	7,945	269	(17)
Credit Suisse	12/16/2015	TWD	69,641,498	2,135	2,134	3	(4)
Credit Suisse	12/17/2015	ZAR	31,786,999	2,295	2,193	—	(102)
Credit Suisse	12/30/2015	COP	11,200,000,000	3,633	3,559	—	(74)
Credit Suisse	03/16/2016	AUD	4,542,000	3,270	3,266	—	(4)
Credit Suisse	03/16/2016	BRL	119,000	31	30	—	(1)
Credit Suisse	03/16/2016	CZK	58,000	2	2	—	—
Credit Suisse	03/16/2016	GBP	661,000	997	996	—	(1)
Credit Suisse	03/16/2016	IDR	65,882,000	5	5	—	—
Credit Suisse	03/16/2016	ILS	133,500	35	35	—	—
Credit Suisse	03/16/2016	KRW	211,786,500	183	182	—	(1)
Credit Suisse	03/16/2016	MXN	1,629,500	99	98	—	(1)
Credit Suisse	03/16/2016	MYR	30,000	7	7	—	—
Credit Suisse	03/16/2016	NOK	4,504,000	521	518	—	(3)
Credit Suisse	03/16/2016	PHP	217,500	5	5	—	—
Credit Suisse	03/16/2016	TWD	888,000	27	27	—	—
Credit Suisse	03/16/2016	ZAR	796,500	56	54	—	(2)
Credit Suisse	04/05/2016	EUR	1,500	2	2	—	—
Credit Suisse	04/05/2017	EUR	1,500	2	2	—	—
Goldman Sachs & Co	01/06/2016	INR	109,994,800	1,640	1,646	6	—
Goldman Sachs & Co	09/14/2016	CNY	4,941,750	750	750	—	—
HSBC Securities Inc	12/07/2015	PLN	1,251,030	330	310	—	(20)
HSBC Securities Inc	12/16/2015	JPY	88,528,000	743	720	—	(23)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
HSBC Securities Inc	01/08/2016	MXN	4,159,125	$250	$250	$—	$—
Jefferies & Company	12/04/2015	GBP	1,400,000	2,110	2,109	—	(1)
Merrill Lynch	12/01/2015	EUR	6,570,000	6,952	6,941	—	(11)
Merrill Lynch	12/02/2015	TRY	432,225	150	148	—	(2)
Merrill Lynch	12/23/2015	MXN	2,351,090	140	142	2	—
Merrill Lynch	12/30/2015	CLP	3,650,000,000	5,087	5,122	35	—
Merrill Lynch	12/30/2015	HUF	2,057,000,000	6,970	6,996	26	—
Merrill Lynch	12/30/2015	MXN	67,200,000	4,054	4,049	—	(5)
Merrill Lynch	01/06/2016	INR	130,124,800	1,955	1,947	—	(8)
Merrill Lynch	01/11/2016	HUF	187,168,000	640	637	—	(3)
Merrill Lynch	02/02/2016	BRL	569,655	150	144	—	(6)
Merrill Lynch	09/14/2016	CNY	9,498,950	1,450	1,441	—	(9)
Morgan Stanley & Co	12/14/2015	JPY	168,843,764	1,375	1,372	—	(3)
Morgan Stanley & Co	12/14/2015	NOK	2,984,274	344	343	—	(1)
Morgan Stanley & Co	12/14/2015	NZD	3,594,000	2,355	2,363	8	—
Morgan Stanley & Co	12/14/2015	SEK	6,966,159	798	799	1	—
National Australia Bank	12/16/2015	JPY	88,528,000	743	720	—	(23)
Nomura Securities	02/10/2016	INR	66,885,000	1,000	995	—	(5)
UBS AG	12/02/2015	BRL	567,450	150	147	—	(3)
Total						$2,210	$(18,474)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/16/2015	EUR	32,173,000	$36,216	$34,007	$2,209	$—
Bank of America NA	12/16/2015	JPY	2,898,760,000	24,159	23,565	594	—
Bank of America NA	12/18/2015	AUD	76,254,000	53,692	55,088	3	(1,399)
Bank of America NA	12/18/2015	CAD	81,188,000	61,340	60,798	546	(4)
Bank of America NA	12/18/2015	CHF	59,793,000	61,094	58,212	2,882	—
Bank of America NA	12/18/2015	EUR	92,545,000	102,326	97,828	4,498	—
Bank of America NA	12/18/2015	GBP	99,971,000	152,529	150,569	2,001	(41)
Bank of America NA	12/18/2015	JPY	9,605,374,000	79,652	78,091	1,562	(1)
Bank of America NA	12/18/2015	MXN	373,839,000	22,075	22,535	1	(461)
Bank of America NA	12/18/2015	NZD	34,945,000	22,017	22,970	14	(967)
Bank of New York Mellon	12/02/2015	EUR	530,000	561	560	1	—
Bank of New York Mellon	12/16/2015	CHF	4,300,000	4,439	4,185	254	—
Bank of New York Mellon	12/16/2015	EUR	20,000,000	22,579	21,140	1,439	—
Bank of New York Mellon	12/16/2015	GBP	500,000	771	753	18	—
Bank of New York Mellon	12/16/2015	JPY	555,500,000	4,613	4,516	97	—
Bank of New York Mellon	12/30/2015	EUR	131,550	162	139	23	—
Bank of New York Mellon	01/19/2016	EUR	31,388,166	33,295	33,210	85	—
Bank of New York Mellon	01/19/2016	GBP	9,568,356	14,429	14,411	18	—
Bank of New York Mellon	10/03/2016	EUR	5,000,005	5,693	5,339	354	—
Bank of New York Mellon	12/05/2016	EUR	2,999,920	3,276	3,212	64	—
Barclays Bank PLC	12/01/2015	MXN	5,801,880	350	350	—	—
Barclays Bank PLC	12/02/2015	BRL	1,500	—	—	—	—
Barclays Bank PLC	12/02/2015	TRY	434,165	150	149	1	—
Barclays Bank PLC	12/04/2015	AUD	1,750,000	1,265	1,265	—	—
Barclays Bank PLC	12/04/2015	EUR	700,000	743	740	3	—
Barclays Bank PLC	12/04/2015	GBP	1,050,000	1,586	1,581	5	—
Barclays Bank PLC	12/04/2015	SEK	14,550,391	1,673	1,668	5	—
Barclays Bank PLC	12/16/2015	IDR	894,950,055	64	64	—	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,037	54	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	1,170	32	—
Citigroup Inc	12/04/2015	AUD	2,100,000	1,521	1,519	2	—
Citigroup Inc	12/04/2015	GBP	1,400,000	2,120	2,109	11	—
Citigroup Inc	12/04/2015	MXN	5,784,926	350	349	1	—
Citigroup Inc	12/04/2015	NZD	1,050,000	686	691	—	(5)
Citigroup Inc	12/14/2015	AUD	370,000	268	267	1	—
Citigroup Inc	12/14/2015	CAD	8,263,292	6,216	6,188	28	—
Citigroup Inc	12/14/2015	JPY	333,271,671	2,698	2,709	—	(11)
Citigroup Inc	12/14/2015	NZD	1,339,000	868	880	—	(12)
Citigroup Inc	12/14/2015	SEK	11,319,051	1,311	1,299	12	—
Citigroup Inc	12/16/2015	AUD	12,236,000	8,709	8,841	4	(136)
Citigroup Inc	12/16/2015	BRL	7,385,999	1,922	1,901	31	(10)
Citigroup Inc	12/16/2015	CAD	12,682,218	9,579	9,497	84	(2)
Citigroup Inc	12/16/2015	CHF	8,038,305	8,235	7,824	411	—
Citigroup Inc	12/16/2015	CLP	706,651,000	1,010	993	17	—
Citigroup Inc	12/16/2015	COP	494,586,000	163	157	6	—
Citigroup Inc	12/16/2015	CZK	11,604,500	479	454	25	—
Citigroup Inc	12/16/2015	DKK	2,659,000	399	377	22	—
Citigroup Inc	12/16/2015	EUR	22,415,500	24,464	23,694	770	—
Citigroup Inc	12/16/2015	GBP	9,992,999	15,231	15,051	180	—
Citigroup Inc	12/16/2015	HKD	3,024,500	390	390	—	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/16/2015	HUF	251,355,001	$893	$855	$38	$—
Citigroup Inc	12/16/2015	IDR	8,237,907,500	560	593	—	(33)
Citigroup Inc	12/16/2015	ILS	6,633,500	1,685	1,714	—	(29)
Citigroup Inc	12/16/2015	INR	14,184,500	213	213	1	(1)
Citigroup Inc	12/16/2015	JPY	1,222,792,000	10,105	9,940	169	(4)
Citigroup Inc	12/16/2015	KRW	8,149,668,500	6,868	7,029	1	(162)
Citigroup Inc	12/16/2015	MXN	178,822,001	10,564	10,780	1	(217)
Citigroup Inc	12/16/2015	MYR	5,413,000	1,278	1,271	14	(7)
Citigroup Inc	12/16/2015	NOK	141,563,499	17,066	16,291	775	—
Citigroup Inc	12/16/2015	NZD	7,972,501	5,147	5,241	16	(110)
Citigroup Inc	12/16/2015	PHP	39,214,500	831	831	1	(1)
Citigroup Inc	12/16/2015	PLN	7,031,000	1,823	1,740	83	—
Citigroup Inc	12/16/2015	SEK	36,041,501	4,250	4,136	114	—
Citigroup Inc	12/16/2015	SGD	5,820,500	4,134	4,125	16	(7)
Citigroup Inc	12/16/2015	TRY	4,942,500	1,620	1,689	—	(69)
Citigroup Inc	12/16/2015	TWD	20,514,000	632	628	4	—
Citigroup Inc	12/17/2015	ZAR	36,527,500	2,631	2,520	111	—
Citigroup Inc	02/02/2016	TRY	440,025	150	148	2	—
Citigroup Inc	03/16/2016	CAD	523,000	393	392	1	—
Citigroup Inc	03/16/2016	CHF	1,556,000	1,540	1,523	17	—
Citigroup Inc	03/16/2016	EUR	765,000	818	811	7	—
Citigroup Inc	03/16/2016	HUF	46,668,000	159	159	—	—
Citigroup Inc	03/16/2016	JPY	183,413,500	1,501	1,495	6	—
Citigroup Inc	03/16/2016	NZD	1,974,500	1,278	1,290	—	(12)
Citigroup Inc	03/16/2016	PLN	536,000	133	132	1	—
Citigroup Inc	03/16/2016	SEK	3,188,500	367	367	—	—
Citigroup Inc	03/16/2016	SGD	18,500	13	13	—	—
Citigroup Inc	03/16/2016	TRY	26,500	9	9	—	—
Credit Suisse	12/16/2015	AUD	12,236,000	8,710	8,841	4	(135)
Credit Suisse	12/16/2015	BRL	8,796,000	2,288	2,264	40	(17)
Credit Suisse	12/16/2015	CAD	13,155,216	9,935	9,851	86	(2)
Credit Suisse	12/16/2015	CHF	9,473,305	9,703	9,221	482	—
Credit Suisse	12/16/2015	CLP	799,364,000	1,143	1,123	20	—
Credit Suisse	12/16/2015	COP	505,142,000	167	161	6	—
Credit Suisse	12/16/2015	CZK	20,604,500	855	806	49	—
Credit Suisse	12/16/2015	DKK	4,139,000	620	587	33	—
Credit Suisse	12/16/2015	EUR	27,051,705	29,669	28,594	1,075	—
Credit Suisse	12/16/2015	GBP	10,124,999	15,434	15,250	184	—
Credit Suisse	12/16/2015	HKD	7,524,500	971	971	—	—
Credit Suisse	12/16/2015	HUF	251,355,001	893	855	38	—
Credit Suisse	12/16/2015	IDR	8,237,907,500	560	593	—	(33)
Credit Suisse	12/16/2015	ILS	6,785,500	1,725	1,754	—	(29)
Credit Suisse	12/16/2015	INR	17,487,500	263	262	2	(1)
Credit Suisse	12/16/2015	JPY	1,944,202,000	16,108	15,804	308	(4)
Credit Suisse	12/16/2015	KRW	8,338,340,499	7,029	7,192	1	(164)
Credit Suisse	12/16/2015	MXN	178,907,001	10,569	10,785	1	(217)
Credit Suisse	12/16/2015	MYR	6,085,000	1,436	1,429	15	(8)
Credit Suisse	12/16/2015	NOK	143,262,498	17,273	16,486	787	—
Credit Suisse	12/16/2015	NZD	10,075,502	6,466	6,624	16	(174)
Credit Suisse	12/16/2015	PHP	39,214,500	831	831	1	(1)
Credit Suisse	12/16/2015	PLN	7,031,000	1,823	1,740	83	—
Credit Suisse	12/16/2015	SEK	36,643,502	4,322	4,205	117	—
Credit Suisse	12/16/2015	SGD	5,825,500	4,139	4,128	17	(6)
Credit Suisse	12/16/2015	TRY	10,942,500	3,547	3,740	—	(193)
Credit Suisse	12/16/2015	TWD	56,953,000	1,753	1,745	9	(1)
Credit Suisse	12/17/2015	ZAR	49,427,500	3,574	3,410	164	—
Credit Suisse	12/23/2015	COP	3,330,000,000	1,080	1,058	22	—
Credit Suisse	12/30/2015	EUR	3,436,000	3,647	3,634	13	—
Credit Suisse	03/16/2016	CAD	637,000	478	477	1	—
Credit Suisse	03/16/2016	CHF	2,900,000	2,856	2,838	18	—
Credit Suisse	03/16/2016	EUR	894,492	956	948	8	—
Credit Suisse	03/16/2016	HKD	1,039,000	134	134	—	—
Credit Suisse	03/16/2016	HUF	46,668,000	159	159	—	—
Credit Suisse	03/16/2016	JPY	183,413,500	1,501	1,495	6	—
Credit Suisse	03/16/2016	NZD	1,974,500	1,278	1,290	—	(12)
Credit Suisse	03/16/2016	PLN	536,000	133	132	1	—
Credit Suisse	03/16/2016	SEK	3,188,500	367	367	—	—
Credit Suisse	03/16/2016	SGD	18,500	13	13	—	—
Credit Suisse	03/16/2016	TRY	26,500	9	9	—	—
Deutsche Bank AG	12/23/2015	EUR	2,640,000	2,831	2,791	40	—
Goldman Sachs & Co	12/07/2015	PLN	1,228,062	330	304	26	—
Goldman Sachs & Co	01/08/2016	ZAR	3,619,975	250	249	1	—
Goldman Sachs & Co	01/25/2016	ZAR	2,538,813	175	174	1	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
HSBC Securities Inc	12/16/2015	IDR	13,300,550,000	$925	$957	$1	$(33)
HSBC Securities Inc	12/16/2015	JPY	3,390,635,000	28,237	27,563	674	—
HSBC Securities Inc	09/14/2016	CNY	14,344,000	2,200	2,176	24	—
Merrill Lynch	12/01/2015	EUR	6,570,000	7,274	6,942	332	—
Merrill Lynch	12/02/2015	BRL	565,950	150	146	4	—
Merrill Lynch	12/09/2015	BRL	3,500,000	913	903	10	—
Merrill Lynch	12/14/2015	KRW	6,000,000,000	5,159	5,176	—	(17)
Merrill Lynch	12/16/2015	IDR	3,756,500,000	275	270	5	—
Merrill Lynch	12/17/2015	IDR	47,000,000,000	3,385	3,383	2	—
Merrill Lynch	12/23/2015	MXN	2,351,090	140	142	—	(2)
Merrill Lynch	12/30/2015	BRL	21,720,000	5,787	5,566	221	—
Merrill Lynch	01/04/2016	EUR	6,570,000	6,960	6,949	11	—
Merrill Lynch	01/13/2016	CNY	11,791,605	1,830	1,829	1	—
Merrill Lynch	01/21/2016	TWD	303,000,000	9,205	9,285	—	(80)
Merrill Lynch	02/02/2016	TRY	439,980	150	148	2	—
Merrill Lynch	02/10/2016	INR	66,891,900	1,000	995	5	—
Merrill Lynch	09/19/2016	CNY	61,300,000	9,294	9,295	—	(1)
Morgan Stanley & Co	12/14/2015	CAD	245,216	185	184	1	—
Morgan Stanley & Co	12/14/2015	NOK	16,040,929	1,850	1,846	4	—
Morgan Stanley & Co	12/14/2015	NZD	802,000	522	527	—	(5)
Morgan Stanley & Co	12/14/2015	SEK	12,941,069	1,481	1,485	—	(4)
Morgan Stanley & Co	12/23/2015	MXN	3,597,635	217	217	—	—
National Australia Bank	12/16/2015	JPY	789,491,000	6,413	6,418	—	(5)
Nomura Securities	01/08/2016	MXN	4,152,675	250	250	—	—
Nomura Securities	01/13/2016	CNY	10,370,815	1,610	1,609	1	—
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
State Street Financial	12/16/2015	JPY	2,898,761,000	24,157	23,565	592	—
Westpac Banking Corp	12/16/2015	JPY	2,898,761,000	24,160	23,565	595	—
Total						$25,906	$(4,845)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; June 2016	Long	7	$1,716		$1,720	$4
3 Month Euro Swiss; March 2016	Long	7	1,716		1,720	4
3 Month Euro Swiss; September 2016	Long	7	1,716		1,720	4
90 Day Eurodollar; December 2016	Short	370	91,286		91,469	(183)
90 Day Eurodollar; December 2016	Long	117	28,953		28,924	(29)
90 Day Eurodollar; December 2016	Long	17	4,204		4,203	(1)
90 Day Eurodollar; December 2017	Short	370	90,757		90,983	(226)
90 Day Eurodollar; June 2016	Long	55	13,652		13,641	(11)
90 Day Eurodollar; June 2017	Long	17	4,189		4,191	2
90 Day Eurodollar; March 2016	Long	16	3,976		3,975	(1)
90 Day Eurodollar; March 2017	Long	18	4,442		4,444	2
90 Day Eurodollar; March 2017	Long	1,982	489,496		489,281	(215)
90 Day Eurodollar; September 2016	Long	59	14,616		14,609	(7)
90 Day Eurodollar; September 2017	Long	17	4,186		4,185	(1)
90 Day Short Sterling; December 2016	Long	222	41,404		41,435	31
90 Day Short Sterling; December 2016	Long	31	5,770		5,786	16
90 Day Short Sterling; June 2016	Long	259	48,279		48,433	154
90 Day Short Sterling; June 2017	Long	29	5,384		5,401	17
90 Day Short Sterling; March 2016	Long	300	56,004		56,134	130
90 Day Short Sterling; March 2017	Long	1,319	245,448		245,933	485
90 Day Short Sterling; March 2017	Long	30	5,577		5,594	17
90 Day Short Sterling; September 2016	Short	8	1,495		1,495	—
90 Day Short Sterling; September 2016	Long	194	36,163		36,245	82
90 Day Short Sterling; September 2017	Long	28	5,200		5,210	10
AEX Index; December 2015	Long	5	481		496	15
ASX 90 Day Bank Bill; December 2016	Long	85	61,177		61,155	(22)
Australia 10 Year Bond; December 2015	Short	276	25,578		25,318	260
Australia 10 Year Bond; December 2015	Long	11	1,010		1,009	(1)
Australia 10 Year Bond; December 2015	Short	224	20,467		20,548	(81)
Australia 3 Year Bond; December 2015	Long	165	13,353		13,279	(74)
Australia 3 Year Bond; December 2015	Short	64	5,146		5,151	(5)
BIST 30 Index; December 2015	Long	265	896		851	(45)
CAC40 Index; December 2015	Long	173	8,964		9,059	95
CAC40 Index; December 2015	Long	68	3,537		3,561	24
Canada 10 Year Bond; March 2016	Short	326	33,749		33,888	(139)
Canada 10 Year Bond; March 2016	Long	11	1,139		1,143	4
Canadian Bank Acceptance; December 2016	Long	90	16,711		16,702	(9)
Canadian Bank Acceptance; June 2016	Short	52	9,652		9,655	(3)
Canadian Bank Acceptance; March 2016	Long	10	1,860		1,857	(3)
Canadian Bank Acceptance; September 2016	Long	12	2,229		2,228	(1)
DAX Index; December 2015	Long	24	7,078		7,213	135
DAX Index; December 2015	Long	9	2,555		2,705	150
DJ Euro Stoxx 50; December 2015	Long	102	3,712		3,777	65
DJ Euro Stoxx 50; December 2015	Short	395	13,192		14,628	(1,436)
DJ Euro Stoxx 50; December 2015	Long	184	6,404		6,814	410
E-Mini DJIA Index; December 2015	Long	13	1,152		1,151	(1)
E-Mini DJIA Index; December 2015	Long	165	14,679		14,614	(65)
eMini MSCI EAFE; December 2015	Short	1	85		87	(2)
eMini MSCI Emerging Markets; December 2015	Short	6	249		246	3
Euribor; December 2016	Long	102	26,996		27,012	16
Euribor; December 2016	Long	60	15,863		15,889	26
Euribor; June 2016	Short	159	42,016		42,103	(87)
Euribor; June 2017	Long	62	16,379		16,413	34
Euribor; March 2016	Short	176	46,529		46,595	(66)
Euribor; March 2017	Long	1,719	454,191		455,163	972
Euribor; March 2017	Long	60	15,856		15,887	31
Euribor; September 2016	Short	141	37,290		37,340	(50)
Euribor; September 2017	Long	36	9,506		9,527	21
Euro Bund 10 Year Bund; December 2015	Short	3	496		502	(6)
Euro Bund 10 Year Bund; December 2015	Long	361	60,085		60,382	297

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Futures Contracts (continued)

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2016	Short	23	$3,895		$3,891	$4
Euro-Bobl 5 Year; December 2015	Long	750	102,531		103,037	506
Euro-Bobl 5 Year; March 2016	Short	22	3,062		3,059	3
FTSE China A50 Index;December 2015	Long	33	346		327	(19)
FTSE KLCI Index; December 2015	Short	44	862		855	7
FTSE/JSE Top 40; December 2015	Long	46	1,538		1,479	(59)
FTSE/MIB Index; December 2015	Short	2	235		240	(5)
FTSE100 Index; December 2015	Short	110	10,035		10,524	(489)
FTSE100 Index; December 2015	Short	271	25,880		25,928	(48)
FTSE100 Index; December 2015	Long	24	2,276		2,296	20
Hang Seng Index; December 2015	Long	1	145		141	(4)
Hang Seng Index; December 2015	Short	122	17,673		17,237	436
HSCEI China Index; December 2015	Short	4	261		253	8
IBEX 35 Index; December 2015	Short	25	2,644		2,740	(96)
Japan 10 Year Bond TSE; December 2015	Long	16	19,300		19,305	5
Japan 10 Year Bond TSE; December 2015	Short	16	19,293		19,305	(12)
Japan Topix Index; December 2015	Long	173	21,839		22,233	394
Japan Topix Index; December 2015	Long	107	12,877		13,751	874
Japan Topix Index; December 2015	Short	531	63,027		68,241	(5,214)
KOSPI 200 Index; December 2015	Long	6	640		634	(6)
Mex Bolsa Index; December 2015	Short	12	311		315	(4)
Mini Japan 10 Year Bond; December 2015	Short	186	22,331		22,435	(104)
Mini Japan 10 Year Bond; December 2015	Long	9	1,087		1,086	(1)
MSCI Singapore Index; December 2015	Long	10	230		226	(4)
MSCI Taiwan Index; December 2015	Short	58	1,800		1,775	25
Nasdaq 100 E-Mini; December 2015	Long	26	2,420		2,428	8
Nasdaq 100 E-Mini; December 2015	Long	287	26,020		26,799	779
Nikkei 225 OSE; December 2015	Long	8	1,274		1,284	10
Nikkei 225 OSE; December 2015	Long	106	17,086		17,007	(79)
OMXS30 Index;December 2015	Long	19	330		335	5
Russell 2000 Mini; December 2015	Short	43	4,935		5,142	(207)
Russell 2000 Mini; December 2015	Short	125	14,337		14,949	(612)
Russell 2000 Mini; December 2015	Short	51	5,912		6,099	(187)
S&P 500 Emini; December 2015	Short	832	81,416		86,520	(5,104)
S&P 500 Emini; December 2015	Short	222	21,490		23,086	(1,596)
S&P 500 Emini; December 2015	Long	220	22,836		22,878	42
S&P 500 Emini; December 2015	Short	52	5,318		5,407	(89)
S&P Mid 400 Emini; December 2015	Short	257	36,001		37,525	(1,524)
S&P/TSX 60 Index; December 2015	Short	8	935		948	(13)
SET50 Index; December 2015	Short	224	1,100		1,084	16
SGX CNX Nifty Index; December 2015	Short	38	599		606	(7)
SPI 200 Index; December 2015	Long	16	1,508		1,500	(8)
UK 10 Year Gilt; March 2016	Long	212	37,523		37,590	67
UK 10 Year Gilt; March 2016	Long	10	1,770		1,773	3
US 10 Year Note; March 2016	Long	109	13,773		13,782	9
US 10 Year Note; March 2016	Long	345	43,579		43,621	42
US 2 Year Note; December 2015	Long	479	104,707		104,459	(248)
US 5 Year Note; March 2016	Long	42	4,986		4,985	(1)
US 5 Year Note; March 2016	Long	20	2,372		2,374	2
US Long Bond; March 2016	Long	31	4,775		4,774	(1)
US Long Bond; March 2016	Short	100	15,169		15,400	(231)
US Ultra Bond; December 2015	Long	114	17,966		18,055	89
US Ultra Bond; March 2016	Short	135	21,287		21,389	(102)
Total						$(11,974)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized				Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)			Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR	12,600	$—			$27		$27	$—
Bank of America NA	Brazil Cetip	Pay	15.43%	01/04/2021	BRL	22,400	—			(5)		—	(5)
	Interbank Deposit
Bank of America NA	Brazil Cetip	Pay	15.31%	01/04/2021		4,160	—			(7)		—	(7)
	Interbank Deposit
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—			191		191	—
JPMorgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025		18,020	—			55		55	—
Total							$—			$261		$273	$(12)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)			Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	1.73%	07/31/2022		$2,789	$—			$10			$10
	3 Month LIBOR	Receive	1.91%	08/31/2022		4,410	—			(31)			(31)
	3 Month LIBOR	Receive	2.04%	08/31/2022		4,657	—			(72)			(72)
	3 Month LIBOR	Pay	1.89%	11/17/2022		5,250	—			29			29
	3 Month LIBOR	Pay	0.92%	09/21/2017		27,100	—			(12)			(12)
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—			128			128
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—			(112)			(112)
	3 Month LIBOR	Receive	1.49%	11/02/2020		2,366	—			8			8
	3 Month LIBOR	Receive	1.73%	07/31/2022		2,789	—			12			12
	3 Month LIBOR	Pay	1.84%	07/31/2022		11,500	—			32			32
	3 Month LIBOR	Receive	1.92%	10/31/2022		11,500	—			(35)			(35)
	3 Month LIBOR	Receive	1.81%	07/31/2022		2,789	—			(2)			(2)
	3 Month LIBOR	Receive	1.21%	10/05/2019		1,727	—			12			12
	3 Month LIBOR	Pay	1.83%	07/31/2022		5,775	—			13			13
Total							$—			$(20)			$(20)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Rate Floating	Floating	Exercise		Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 1 Year Interest	Deutsche Bank AG	MXN TIIE	Pay	4.89%		08/18/2016	MXN 395,000	$115		$134	$		19
Rate Swap		Banxico
Call - 1 Year Interest	JPMorgan Chase	MXN TIIE	Pay	4.90%		08/17/2016	108,700	32		38			6
Rate Swap		Banxico
Call - 1 Year Interest	Merrill Lynch	MXN TIIE	Pay	4.91%		09/13/2016	495,000	144		165			21
Rate Swap		Banxico
Call - 2 Year Interest	Bank of America NA	3 Month	Pay	1.00%		11/07/2016	$20,000	48		39			(9)
Rate Swap		LIBOR
Call - 2 Year Interest	Barclays Bank PLC	3 Month	Pay	1.00%		11/11/2016	20,000	—		39			39
Rate Swap		LIBOR
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	2.57%		09/20/2016	33,600	1,035		494			(541)
Rate Swap		LIBOR
Total								$1,374		$909	$		(465)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating		Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate		Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 10 Year Interest	Bank of America NA	3 Month	Receive	1.75% 11/07/2016 $			4,400	$(48	) $	(49	) $		(1)
Rate Swap		LIBOR
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	1.75% 11/11/2016			4,400	(2)		(50)			(48)
Rate Swap		LIBOR
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	3.07% 09/20/2016			33,600	(460)		(169)			291
Rate Swap		LIBOR
Total								$(510	) $	(268	) $		242

Amounts in thousands

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Aetna Inc		$100.00	04/18/2016	846	$1,385	$834	$(551)
Call - Avago Technologies Ltd		$120.00	03/21/2016	183	224	343	119
Call - Avago Technologies Ltd		$120.00	01/18/2016	557	719	830	111
Call - Delta Air Lines Inc		$50.00	12/21/2015	341	82	7	(75)
Call - DISH Network Corp		$65.00	12/21/2015	436	169	38	(131)
Call - eBay Inc		$50.00	01/18/2016	1,099	1,092	1,618	526
Call - Energy Select Sector SPDR Fund		$70.00	01/18/2016	1,953	335	277	(58)
Call - FedEx Corp		$145.00	01/18/2016	773	725	1,177	452
Call - Financial Select Sector SPDR Fund		$24.00	01/18/2016	4,122	270	349	79
Call - Financial Select Sector SPDR Fund		$25.00	02/22/2016	3,013	169	142	(27)
Call - Macy's Inc		$75.00	01/18/2016	301	88	—	(88)
Call - NXP Semiconductors NV		$87.50	01/18/2016	605	463	532	69
Call - SPDR S&P Oil & Gas Exploration &		$40.00	01/18/2016	3,274	661	353	(308)
Production ETF
Call - US 10 Year Note Future; March 2016		$129.00	12/28/2015	186	179	15	(164)
Call - US Long Bond Future; March 2016		$159.00	02/22/2016	108	218	123	(95)
Call - US Long Bond Future; March 2016		$155.00	02/22/2016	123	229	300	71
Call - USD versus CAD		$1.40	01/14/2016	2,200,000	4	3	(1)
Call - USD versus CNH		$6.50	09/13/2016	2,200,000	57	63	6
Call - USD versus INR		$67.00	02/09/2016	2,295,000	33	32	(1)
Call - USD versus MXN		$16.90	12/22/2015	800,000	19	3	(16)
Call - Valeant Pharmaceuticals International Inc $		115.00	12/21/2015	94	151	5	(146)
Call - Valeant Pharmaceuticals International Inc $		120.00	12/21/2015	94	122	3	(119)
Put - 90 Day Eurodollar Future; December 2015 $		99.38	12/17/2015	1,825	139	11	(128)
Put - 90 Day Eurodollar Future; March 2016		$99.38	01/18/2016	2,486	151	311	160
Put - 90 Day Eurodollar Future; March 2016		$99.25	03/17/2016	2,503	157	125	(32)
Put - 90 Day Eurodollar Future; March 2016		$99.38	03/17/2016	39	2	6	4
Put - Aetna Inc		$110.00	01/18/2016	90	76	83	7
Put - AUD versus USD	AUD	0.65	02/04/2016	2,200,000	4	1	(3)
Put - Charter Communications Inc		$210.00	03/21/2016	38	153	110	(43)
Put - EUR versus USD	EUR	1.07	12/21/2015	4,200,000	(65)	80	145
Put - EUR versus USD	EUR	1.09	12/02/2015	4,900,000	42	172	130
Put - Euro Bund 10 Year Bund Future; March	EUR	156.50	12/24/2015	35	33	7	(26)
2016
Put - iShares US Real Estate ETF		$75.00	12/21/2015	3,743	448	421	(27)
Put - NZD versus USD	NZD	0.60	02/03/2016	2,200,000	9	4	(5)
Put - S&P 500 Index		$1,900.00	06/20/2016	915	7,643	5,062	(2,581)
Put - S&P 500 Index		$2,050.00	12/21/2015	655	4,836	1,158	(3,678)
Put - S&P 500 Index		$2,050.00	12/21/2015	157	365	278	(87)
Put - S&P 500 Index		$2,075.00	12/21/2015	104	231	271	40
Put - SPDR S&P 500 ETF Trust		$204.00	01/18/2016	680	412	208	(204)
Put - USD versus BRL		$3.75	01/25/2016	800,000	25	9	(16)
Put - USD versus CNY		$6.21	01/20/2016	20,790,000	53	8	(45)
Put - USD versus CNY		$6.32	01/12/2016	5,000,000	23	8	(15)
Put - USD versus JPY		$118.50	12/14/2015	3,500,000	35	—	(35)
Put - USD versus JPY		$121.00	12/23/2015	3,500,000	20	8	(12)
Put - USD versus JPY		$122.00	12/07/2015	7,000,000	24	8	(16)
Put - USD versus JPY		$117.00	12/25/2015	12,640,000	145	4	(141)
Put - USD versus PLN		$3.80	12/24/2015	1,400,000	14	1	(13)
Total					$22,369	$15,401	$(6,968)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; March 2016		$99.50	03/15/2016	90	$(12)	$(4)	$8
Call - 90 Day Eurodollar Future; June 2017		$99.00	06/13/2016	234	(52)	(44)	8
Call - 90 Day Eurodollar Future; June 2018		$98.38	06/13/2016	770	(345)	(332)	13
Call - 90 Day Eurodollar Future; June 2018		$98.50	06/13/2016	1,605	(707)	(522)	185
Call - Charter Communications Inc		$210.00	03/21/2016	38	(10)	(14)	(4)
Call - Delta Air Lines Inc		$60.00	12/21/2015	175	(6)	—	6
Call - Euro Bund 10 Year Bund Future; March	EUR	159.50	12/24/2015	35	(22)	(52)	(30)
2016
Call - King Digital Entertainment PLC		$18.00	02/22/2016	112	(2)	(12)	(10)
Call - NZD versus USD	NZD	0.70	02/03/2016	2,200,000	(2)	(4)	(2)
Call - US 5 Year Note Future; March 2016		$119.00	12/28/2015	49	(13)	(14)	(1)
Call - US 5 Year Note Future; March 2016		$119.50	12/27/2015	14	(7)	(2)	5
Call - US 5 Year Note Future; March 2016		$119.25	12/28/2015	3	(1)	(1)	—
Call - USD versus CNH		$6.80	09/13/2016	2,200,000	(30)	(33)	(3)
Call - USD versus MXN		$17.60	03/21/2016	800,000	(18)	(7)	11
Call - USD versus PLN		$4.00	12/24/2015	2,100,000	(19)	(37)	(18)
Put - 90 Day Eurodollar Future; June 2018		$97.88	06/13/2016	5	(2)	(2)	—
Put - 90 Day Eurodollar Future; June 2018		$97.75	06/13/2016	750	(215)	(188)	27
Put - S&P 500 Index		$1,700.00	06/20/2016	915	(4,115)	(2,415)	1,700

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Options (continued)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - S&P 500 Index	$1,900.00	12/21/2015	655	$(2,553)	$(150)	$2,403
Put - US 10 Year Note Future: March 2016	$126.00	02/22/2016	101	(93)	(95)	(2)
Put - US Long Bond Future; March 2016	$150.00	02/22/2016	42	(85)	(55)	30
Put - US Long Bond Future; March 2016	$151.00	02/22/2016	66	(150)	(107)	43
Put - USD versus BRL	$3.59	01/25/2016	1,600,000	(27)	(6)	21
Total	$(8,486)	$(4,096)	$4,390

Amounts in thousands except contracts

Synthetic Futures

Unrealized	Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; March 2016	03/31/2016	$8,804	$40	$40	$—
Bank of America NA	Euro Bund 10 Year Bund Future; December	12/08/2015	5,715	55	55	—
2015
Bank of America NA	Euro Buxl 30 Year Bond Future; December	12/08/2015	666	—	—	—
2015
Bank of America NA	Euro	-Bobl 5 Year Future; December 2015	12/08/2015	18,558	135	135	—
Bank of America NA	Euro	-BTP Future; December 2015	12/08/2015	6,480	205	205	—
Bank of America NA	Euro	-OAT Future; December 2015	12/08/2015	4,341	65	65	—
Bank of America NA	Euro	-Schatz 2 Year Future; December 2015	12/08/2015	28,121	35	35	—
Bank of America NA	HSCEI China Index Future; December 2015	12/31/2015	4,188	(142)	—	(142)
Bank of America NA	Hang Seng Index Future; December 2015	12/31/2015	146	(4)	—	(4)
Bank of America NA	Tel Aviv 25 Index Future; December 2015	12/22/2015	608	(3)	—	(3)
Bank of America NA	UK 10 Year Gilt Future; March 2016	03/31/2016	5,311	15	15	—
Bank of America NA	US 10 Year Note Future; March 2016	03/31/2016	10,220	21	21	—
Bank of America NA	US 2 Year Note Future; March 2016	03/31/2016	(4,133)	—	—	—
Bank of America NA	US 5 Year Note Future; March 2016	03/31/2016	1,897	1	1	—
Bank of America NA	US Long Bond Future; March 2016	03/31/2016	(1,688)	(6)	—	(6)
Bank of America NA	US Ultra Bond Future; March 2016	03/31/2016	(1,577)	(7)	—	(7)
Bank of America NA	WIG 20 Index Future; December 2015	12/18/2015	(520)	51	51	—
Morgan Stanley & Co	Bovespa Index Future; December 2015	12/17/2015	(3,211)	270	270	—
Morgan Stanley & Co	FTSE China A50 Index;December 2015	12/30/2015	105	(5)	—	(5)
Morgan Stanley & Co	KOSPI 200 Index Future; December 2015	12/11/2015	2,317	(54)	—	(54)
Morgan Stanley & Co	MSCI Taiwan Index Future; December 2015	12/30/2015	247	(3)	—	(3)
Morgan Stanley & Co	SGX CNX Nifty Index Future; December 2015	12/31/2015	(1,168)	(13)	—	(13)
Morgan Stanley & Co	Swiss Market Index Future; December 2015	12/19/2015	(13,888)	(543)	—	(42)
Morgan Stanley & Co	Taiwan TAIEX Index Future; December 2015	12/16/2015	(153)	1	1	—
Total	$114	$894	$(279)

Amounts in thousands

Total Return Equity Basket Swaps

Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Notional Value	Asset	Liability
Bank of America NA	Floating rate based on the	Total return on a custom basket of long	08/15/2019	$(408)	—	$(13)
Federal Funds Rate	and short securities traded in USD
plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	199	—	(19)
week LIBOR plus/less	and short securities traded in IDR
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	119	19	—
month LIBOR plus/less	and short securities traded in TWD
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	(181)	—	(4)
month LIBOR plus/less	and short securities traded in MYR
spread
Deutsche Bank AG	Floating rate based on 28	Total return on a custom basket of long	03/21/2016	80	84	—
day Mexico Interbank TIIE	and short securities traded in MXN
Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	973	—	(288)
month LIBOR plus/less	and short securities traded in BRL
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	04/10/2016	(581)	317	—
month LIBOR plus/less	and short securities traded in USD
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	486	—	(18)
month LIBOR plus/less	and short securities traded in KRW
spread

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Total Return Equity Basket Swaps (continued)

Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Notional Value	Asset	Liability
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	10/16/2016	$1,067	—	$(9)
Overnight RBA Cash Rate	and short securities traded in AUD
plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	08/20/2016	809	1,094	—
week EUR LIBOR	and short French securities
plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	01/22/2016	3,721	3,310	—
week LIBOR plus/less	and short securities traded in GBP
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	09/05/2016	361	2	—
week ICE LIBOR CHF	and short securities traded in CHF
plus/less spread
Deutsche Bank AG	Floating rate based on the 1	Total return on a custom basket of long	03/23/2016	(52)	148	—
month South Africa	and short securities traded in ZAR
Johannesburg Interbank
Agreed Rate plus/less
spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	03/18/2016	99	—	(89)
Poland Warsaw Interbank	and short securities traded in PLN
Offer/Bid Spot Week Rate
plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	01/22/2016	258	276	—
week HIBOR plus/less	and short securities traded in HKD
spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016	(6,228)	—	(77)
month Euribor plus/less	and short securities traded in EUR
spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016	14,842	657	—
month LIBOR plus/less	and short securities traded in GBP
spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016	(1,007)	—	(1,031)
month LIBOR plus/less	and short securities traded in USD
spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long	08/19/2016	4,606	160	—
Bank of Japan Estimate	and short securities traded in JPY
Unsecured Overnight Call
Rate plus/less spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long	09/04/2016	8,822	5,913	—
Federal Funds Rate	and short securities traded in USD
plus/less spread
Total	$41,603	11,980	$(1,548)

Amounts in thousands

Total Return Swaps

Pay/Receive	Financing	Expiration	Fair Value
Counterparty (Issuer) Reference Entity	Contracts	Positive Return	Rate	Date	Notional Amount	Asset	Liability
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets Bond	25,000	Pay	1.50%	12/04/2015	$1,542	$13	$—
UCITS ETF
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	100,000	Pay	1.50%	12/04/2015	10,805	45	—
Bond UCITS ETF
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets Bond	100,000	Pay	1.50%	02/26/2016	10,765	—	(26)
UCITS ETF
Total	$58	$(26)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(0.20%)	10/30/2016	$18,000	$(18,003)
Barclays Bank PLC	(0.65%)	10/22/2016	7,046	(7,050)
Barclays Bank PLC	(0.65%)	07/14/2016	11,194	(11,221)
Barclays Bank PLC	(0.20%)	11/13/2016	31,198	(31,200)
Merrill Lynch	(0.23%)	12/01/2015	2,502	(2,502)
Merrill Lynch	(0.25%)	12/01/2015	7,009	(7,009)
Merrill Lynch	(0.23%)	12/01/2015	21,917	(21,917)
Merrill Lynch	(0.24%)	12/01/2015	3,813	(3,813)
Merrill Lynch	(0.26%)	12/01/2015	563	(563)
Merrill Lynch	(0.13%)	12/01/2015	10,751	(10,751)
Merrill Lynch	(0.24%)	12/01/2015	16,439	(16,439)
Merrill Lynch	(0.22%)	12/01/2015	14,280	(14,280)
Total				$(159,639)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (12.60)%	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Aerospace & Defense - (0.03)%				Biotechnology (continued)
United Technologies Corp	9,510	$913		Vertex Pharmaceuticals Inc (a)	5,505	$712
						$7,681

Airlines - 0.00%				Building Materials - (0.10)%
American Airlines Group Inc	3,710	153		Buzzi Unicem SpA	827	15
				LafargeHolcim Ltd (a)	8,735	466
				Louisiana-Pacific Corp (a)	123,040	2,264
Apparel - (0.16)%				Martin Marietta Materials Inc	3,640	573
Adidas AG	2,234	216
Crocs Inc (a)	44,310	493				$3,318
Michael Kors Holdings Ltd (a)	20,140	867		Chemicals - (0.22)%
Ralph Lauren Corp	15,860	1,970		Albemarle Corp	36,243	1,941
Under Armour Inc (a)	11,880	1,024		American Vanguard Corp	37,088	584
		$4,570		BASF SE	949	78
				EI du Pont de Nemours & Co	8,550	576
Automobile Manufacturers - (0.09)%				EMS-Chemie Holding AG	83	34
Bayerische Motoren Werke AG	2,537	276		FMC Corp	24,320	1,045
Daimler AG	1,419	127
Fiat Chrysler Automobiles NV (a)	64,225	915		K+S AG	12,276	348
				Kraton Performance Polymers Inc (a)	41,480	923
Ford Motor Co	88,720	1,271		LANXESS AG	885	45
Volvo AB - B Shares	42,328	437		Novozymes A/S	1,780	86
		$3,026		Solvay SA	1,459	168
Automobile Parts & Equipment - (0.11)%				Stepan Co	10,420	542
BorgWarner Inc	13,678	584		Wacker Chemie AG	2,225	200
Goodyear Tire & Rubber Co/The	36,230	1,264				$6,570
Meritor Inc (a)	19,635	211
				Commercial Services - (0.32)%
Nokian Renkaat OYJ	24,018	941		Abertis Infraestructuras SA	1,469	23
Titan International Inc	69,070	300		Brink's Co/The	15,330	493
		$3,300		Career Education Corp (a)	73,120	309
Banks - (0.77)%				H&R Block Inc	24,870	913
Banca Popolare dell'Emilia Romagna SC	31,968	245		Kelly Services Inc	5,570	94
Banco Bilbao Vizcaya Argentaria SA	36,438	302		ManpowerGroup Inc	29,879	2,697
Banco Comercial Portugues SA (a)	6,569,666	351		Quanta Services Inc (a)	92,800	2,046
Banco de Sabadell SA	149,142	275		SGS SA	142	272
Banco Popular Espanol SA	135,813	478		Towers Watson & Co	11,091	1,492
Banco Santander SA	35,047	191		United Rentals Inc (a)	12,112	953
Bank of America Corp	34,650	604		Western Union Co/The	23,670	446
Bankia SA	519,279	650		Wirecard AG	3,335	163
BB&T Corp	16,284	629				$9,901
CaixaBank SA	19,350	71		Computers - (0.26)%
Capital One Financial Corp	27,210	2,136		Diebold Inc	2,196	76
Citigroup Inc	14,350	776
Credit Suisse Group AG (a)	17,141	368		EMC Corp/MA	32,430	822
				Engility Holdings Inc	8,520	295
Deutsche Bank AG	9,562	245		Fortinet Inc (a)	35,510	1,279
KeyCorp	48,490	636		Gemalto NV	839	53
M&T Bank Corp	46,465	5,823		NCR Corp (a)	78,180	2,120
Signature Bank/New York NY (a)	22,800	3,606
SVB Financial Group (a)	9,010	1,193		SanDisk Corp	14,039	1,037
				Teradata Corp (a)	74,840	2,238
Svenska Handelsbanken AB	634	8		Western Digital Corp	4,014	250
Swedbank AB	1,172	26
Zions Bancorporation	169,610	5,081				$8,170
		$23,694		Cosmetics & Personal Care - (0.04)%
				Beiersdorf AG	838	78
Beverages - (0.28)%				Estee Lauder Cos Inc/The	11,642	979
Anheuser-Busch InBev SA/NV	5,767	741
Brown-Forman Corp - B Shares	9,720	997				$1,057
Carlsberg A/S	4,623	392		Distribution & Wholesale - (0.08)%
Coca-Cola Enterprises Inc	41,660	2,096		WW Grainger Inc	12,712	2,549
Davide Campari-Milano SpA	10,638	93
Molson Coors Brewing Co	40,580	3,735
Monster Beverage Corp (a)	3,190	493		Diversified Financial Services - (0.39)%
		$8,547		American Express Co	44,150	3,163
				Azimut Holding SpA	9,437	241
Biotechnology - (0.25)%				Charles Schwab Corp/The	47,991	1,618
Acorda Therapeutics Inc (a)	14,186	542		Discover Financial Services	24,840	1,410
Alexion Pharmaceuticals Inc (a)	14,390	2,568		Element Financial Corp	24,776	317
Biogen Inc (a)	1,520	436		Franklin Resources Inc	15,960	669
Celgene Corp (a)	3,020	331		Julius Baer Group Ltd (a)	6,308	301
Medicines Co/The (a)	54,074	2,271		Legg Mason Inc	23,890	1,060
Momenta Pharmaceuticals Inc (a)	45,989	821		Navient Corp	109,650	1,306

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Diversified Financial Services (continued)				Food (continued)
T Rowe Price Group Inc	27,580	$2,100		Post Holdings Inc (a)	1,259	$87
		$12,185		Snyder's-Lance Inc	3,903	145
				Sysco Corp	158,880	6,530
Electric - (0.52)%				TreeHouse Foods Inc (a)	7,940	686
A2A SpA	13,757	19		Tyson Foods Inc	91,925	4,596
AES Corp/VA	246,990	2,467		United Natural Foods Inc (a)	22,530	989
Dominion Resources Inc/VA	37,190	2,506		Whole Foods Market Inc	59,590	1,737
E.ON SE	13,392	127				$20,287
EDP - Energias de Portugal SA	10,278	34
Enel Green Power SpA	145,763	308		Gas - (0.03)%
MDU Resources Group Inc	148,720	2,591		Gas Natural SDG SA	9,175	198
NextEra Energy Inc	10,292	1,028		NiSource Inc	35,510	682
NRG Yield Inc - A Shares	8,370	114				$880
NRG Yield Inc - C Shares	2,455	34
RWE AG	55,869	639		Hand & Machine Tools - (0.06)%
SCANA Corp	20,720	1,225		Lincoln Electric Holdings Inc	19,686	1,111
TECO Energy Inc	149,430	3,933		Sandvik AB	68,032	704
WEC Energy Group Inc	11,250	555		Schindler Holding AG	199	33
Westar Energy Inc	13,260	566				$1,848
		$16,146		Healthcare - Products - (0.78)%
Electrical Components & Equipment - (0.05)%				Baxter International Inc	125,800	4,736
Emerson Electric Co	21,040	1,052		Coloplast A/S	694	56
EnerSys	7,930	467		Cooper Cos Inc/The	6,954	1,017
General Cable Corp	1,910	29		DENTSPLY International Inc	26,150	1,586
				Edwards Lifesciences Corp (a)	15,470	2,522
		$1,548		Getinge AB	7,654	193
Electronics - (0.21)%				Greatbatch Inc (a)	3,030	176
Arrow Electronics Inc (a)	20,190	1,142		Henry Schein Inc (a)	6,280	983
Avnet Inc	20,000	906		Hologic Inc (a)	13,971	564
Electro Scientific Industries Inc (a)	70,450	357		IDEXX Laboratories Inc (a)	17,030	1,206
Itron Inc (a)	20,160	725		LivaNova PLC (a)	2	—
National Instruments Corp	61,330	1,926		Medtronic PLC	37,090	2,794
TTM Technologies Inc (a)	40,744	319		QIAGEN NV (a)	3,605	96
Vishay Intertechnology Inc	19,624	234		Sirona Dental Systems Inc (a)	21,270	2,307
Woodward Inc	9,350	472		St Jude Medical Inc	10,500	663
		$6,081		STERIS PLC	9,605	734
				William Demant Holding A/S (a)	2,210	212
Energy - Alternate Sources - (0.01)%				Zimmer Biomet Holdings Inc	42,020	4,245
SunEdison Inc (a)	59,553	190
Vestas Wind Systems A/S	884	58				$24,090
		$248		Healthcare - Services - (0.29)%
				Aetna Inc	6,706	689
Engineering & Construction - (0.20)%				Anthem Inc	35,625	4,645
AECOM (a)	47,470	1,511
				Centene Corp (a)	12,011	694
Aena SA (a)	2,805	317
				Community Health Systems Inc (a)	5,109	148
Bilfinger SE	2,909	137		Humana Inc	2,250	379
Fraport AG Frankfurt Airport Services	1,583	97		Laboratory Corp of America Holdings (a)	18,200	2,212
Worldwide				Tenet Healthcare Corp (a)	5,492	182
Jacobs Engineering Group Inc (a)	30,830	1,361
KBR Inc	152,220	2,959				$8,949
		$6,382		Holding Companies - Diversified - (0.04)%
				Leucadia National Corp	65,130	1,152
Entertainment - 0.00%
Gaming and Leisure Properties Inc	618	17
				Home Builders - (0.28)%
				DR Horton Inc	81,260	2,626
Environmental Control - (0.14)%				Lennar Corp - A Shares	72,390	3,707
Stericycle Inc (a)	35,617	4,300
				PulteGroup Inc	43,300	843
				Toll Brothers Inc (a)	36,410	1,354
Food - (0.65)%						$8,530
Barry Callebaut AG (a)	331	344
Chocoladefabriken Lindt & Spruengli AG	10	60		Home Furnishings - (0.03)%
Chr Hansen Holding A/S	3,901	244		Harman International Industries Inc	7,540	778
Colruyt SA	3,423	169
Darling Ingredients Inc (a)	114,530	1,254		Insurance - (0.69)%
Hain Celestial Group Inc/The (a)	24,820	1,060		ACE Ltd (a)	12,459	1,431
Jeronimo Martins SGPS SA	7,258	101		Aflac Inc	42,820	2,794
JM Smucker Co/The	9,890	1,199		Allstate Corp/The	17,100	1,073
Koninklijke Ahold NV	40,090	873		American International Group Inc	13,800	878
Marine Harvest ASA (a)	3,011	41		Assicurazioni Generali SpA	4,757	90
METRO AG	656	22		Chubb Corp/The	41,590	5,429
Nestle SA	2,023	150		Delta Lloyd NV	10,035	72

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Insurance (continued)				Media (continued)
Lincoln National Corp	12,110	$666		Schibsted ASA - B Shares (a)	5,425	$189
Loews Corp	67,320	2,551		Telenet Group Holding NV (a)	3,032	166
Mediolanum SpA	50,514	416		Time Warner Cable Inc	2,420	447
Mediolanum SpA - Rights (a),(b),(c)	51,690	—		Twenty-First Century Fox Inc - A Shares	52,710	1,555
MetLife Inc	24,950	1,275				$6,518
MGIC Investment Corp (a)	48,648	464
Prudential Financial Inc	10,840	938		Metal Fabrication & Hardware - (0.03)%
Radian Group Inc	21,792	311		Assa Abloy AB	10,702	227
Sampo Oyj	3,555	176		Tenaris SA	53,041	694
Tryg A/S	76	1				$921
Unum Group	22,670	831		Mining - (0.05)%
XL Group PLC	41,990	1,603		Alcoa Inc	75,720	709
		$20,999		Newmont Mining Corp	20,530	378
				Stillwater Mining Co (a)	40,510	379
Internet - (0.28)%
eBay Inc (a)	58,040	1,717				$1,466
Expedia Inc	5,922	729		Miscellaneous Manufacturers - (0.10)%
LinkedIn Corp (a)	1,036	252		Actuant Corp	6,700	166
Priceline Group Inc/The (a)	895	1,118		Alfa Laval AB	23,183	428
Symantec Corp	23,310	457		AptarGroup Inc	8,810	656
TripAdvisor Inc (a)	6,350	523		CLARCOR Inc	4,710	249
VeriSign Inc (a)	38,553	3,448		Donaldson Co Inc	12,320	387
		$8,244		General Electric Co	22,270	667
Investment Companies - 0.00%				Pentair PLC	5,280	299
Ares Capital Corp	27	1		Trinity Industries Inc	17,973	488
Prospect Capital Corp	161	1				$3,340
		$2		Office & Business Equipment - (0.02)%
Iron & Steel - (0.14)%				Pitney Bowes Inc	31,890	689
APERAM SA (a)	2,241	76
ArcelorMittal	166,878	818		Oil & Gas - (0.12)%
Nucor Corp	64,470	2,672		Cheniere Energy Inc (a)	4,862	231
Reliance Steel & Aluminum Co	7,290	429		Cimarex Energy Co	8,270	985
ThyssenKrupp AG	22,140	471		EOG Resources Inc	3,190	266
		$4,466		Neste Oyj	4,237	122
				Newfield Exploration Co (a)	22,510	861
Leisure Products & Services - (0.09)%				Seadrill Ltd (a)	6,733	40
Carnival Corp	22,440	1,134		Southwestern Energy Co (a)	102,582	924
Harley-Davidson Inc	15,780	772		Statoil ASA	14,572	224
Royal Caribbean Cruises Ltd	10,770	997
		$2,903				$3,653
				Oil & Gas Services - (0.10)%
Machinery - Construction & Mining - (0.05)%				Fugro NV (a)	4,663	86
Atlas Copco AB - A Shares	23,414	627
Oshkosh Corp	20,170	885		Saipem Halliburton SpA Co (a)	36,068 7,475	1,437 65
		$1,512		SBM Offshore NV (a)	40,574	569
Machinery - Diversified - (0.35)%				Schlumberger Ltd	11,717	904
AGCO Corp	34,560	1,737				$3,061
CNH Industrial NV	67,353	495
Cummins Inc	7,690	772		Packaging & Containers - (0.05)%
Deere & Co	20,360	1,620		Ball Corp	6,719	466
Flowserve Corp	18,260	844		Greif Inc - Class A	15,890	564
FLSmidth & Co A/S	1,578	57		Sonoco Products Co	11,280	494
Hexagon AB	15,223	552				$1,524
Kone OYJ	11,865	506		Pharmaceuticals - (0.37)%
Nordson Corp	24,639	1,787		Allergan PLC (a)	10,612	3,331
Wabtec Corp/DE	16,440	1,317		Bayer AG	1,085	144
Zardoya Otis SA	13,601	164		Catalent Inc (a)	8,990	250
Zebra Technologies Corp (a)	10,310	827		Galenica AG	199	291
		$10,678		Mead Johnson Nutrition Co	26,279	2,118
				Mylan NV (a)	20,348	1,044
Media - (0.20)%
Altice NV - A Shares (a)	27,147	416		Perrigo Co PLC	18,280	2,731
Atresmedia Corp de Medios de Comunicacion	8,670	105		Pfizer Inc	32,048	1,050
				Roche Holding AG	683	183
Charter SA Communications Inc (a)	2,379	446		Shire PLC ADR	1,070	223
Discovery Communications Inc - C Shares (a)	71,280	2,108		UCB SA	1,050	94
Mediaset SpA	51,550	226				$11,459
Modern Times Group MTG AB	5,909	174		Pipelines - (0.05)%
Nexstar Broadcasting Group Inc	2,388	140		Kinder Morgan Inc/DE	14,320	338
Schibsted ASA - A Shares	15,053	546		Koninklijke Vopak NV	4,344	188

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Pipelines (continued)				Semiconductors (continued)
Spectra Energy Corp	13,400	$351		Rovi Corp (a)	20,800	$246
Williams Cos Inc/The	17,730	648				$29,227

		$1,525		Software - (0.23)%
Real Estate - (0.01)%				Activision Blizzard Inc	46,780	1,762
Forestar Group Inc (a)	26,280	357		Amadeus IT Holding SA	4,766	191
Vonovia SE	4,132	128		Autodesk Inc (a)	33,640	2,135
		$485		Cerner Corp (a)	18,870	1,125
				Intuit Inc	3,370	338
REITS - (0.92)%				Quality Systems Inc	31,300	508
Care Capital Properties Inc	12,632	400		SAP SE	12,573	993
Colony Capital Inc	8,814	180				$7,052
Crown Castle International Corp	9,462	813
Equinix Inc	28,494	8,449		Telecommunications - (0.42)%
Gramercy Property Trust Inc	13,476	322		ARRIS Group Inc (a)	25,223	771
HCP Inc	93,670	3,328		Cellnex Telecom SAU (a)	23,242	421
Host Hotels & Resorts Inc	90,700	1,506		Ciena Corp (a)	19,550	490
Iron Mountain Inc	12,595	350		Deutsche Telekom AG	48,152	888
Omega Healthcare Investors Inc	69,260	2,385		Elisa OYJ	2,225	83
Realty Income Corp	16,346	811		GN Store Nord A/S	4,621	85
SL Green Realty Corp	1,749	206		Leap Wireless International Inc - Rights (a),(b),(c)	7,565	28
Spirit Realty Capital Inc	19,721	194		Level 3 Communications Inc (a)	79,840	4,058
Starwood Property Trust Inc	16,860	343		Millicom International Cellular SA	2,874	169
Ventas Inc	65,210	3,478		Nokia OYJ ADR	161,070	1,161
Welltower Inc	74,213	4,690		Nokia OYJ	31,256	225
Weyerhaeuser Co	32,245	1,037		Palo Alto Networks Inc (a)	9,997	1,873
		$28,492		Telecom Italia SpA (a)	222,170	287
				Telefonica Deutschland Holding AG	77,016	432
Retail - (0.71)%				Telefonica SA	6,517	80
AutoNation Inc (a)	13,940	891
				Telenor ASA	3,527	62
Best Buy Co Inc	12,290	391		TeliaSonera AB	12,954	64
Chipotle Mexican Grill Inc (a)	1,460	846
				T-Mobile US Inc (a)	49,722	1,765
Cie Financiere Richemont SA	10,647	795				$12,942
Coach Inc	36,037	1,145
Costco Wholesale Corp	5,530	893		Toys, Games & Hobbies - (0.09)%
Dick's Sporting Goods Inc	28,256	1,103		Mattel Inc	117,510	2,921
Dollar Tree Inc (a)	44,651	3,369
Dufry AG (a)	591	71
Guess? Inc	119,470	2,352		Transportation - (0.17)%
				Canadian Pacific Railway Ltd	37	6
Hennes & Mauritz AB	982	36		Genesee & Wyoming Inc (a)	15,160	1,050
Nordstrom Inc	11,250	633
Pep Boys-Manny Moe & Jack/The (a)	53,040	824		Heartland Express Inc	12,880	247
PVH Corp	13,340	1,218		Kansas City Southern	22,294	2,027
				Knight Transportation Inc	10,680	283
Salvatore Ferragamo SpA	26,043	619		Kuehne + Nagel International AG	854	115
Staples Inc	42,323	511
Swatch Group AG/The	4,890	1,715		Panalpina Welttransport Holding AG	604	68
Walgreens Boots Alliance Inc	9,140	768		Ship Finance International Ltd	24,383	422
				Union Pacific Corp	5,040	423
Wal-Mart Stores Inc	23,580	1,387		UTI Worldwide Inc (a)	84,770	594
World Fuel Services Corp	18,200	793
Yum! Brands Inc	21,020	1,524				$5,235
		$21,884		TOTAL COMMON STOCKS (proceeds $379,951)		$388,548
				PREFERRED STOCKS - (0.02)%	Shares	Value (000	's)
Savings & Loans - (0.02)%
First Niagara Financial Group Inc	26,480	285		Automobile Manufacturers - (0.01)%
New York Community Bancorp Inc	11,866	195		Volkswagen AG	994	138
		$480
				Chemicals - (0.01)%
Semiconductors - (0.95)%				FUCHS PETROLUB SE	7,356	348
ASML Holding NV	2,876	266
Avago Technologies Ltd	7,771	1,014
Broadcom Corp	49,020	2,678		Consumer Products - 0.00%
Cypress Semiconductor Corp (a)	104,010	1,126		Henkel AG & Co KGaA	852	96
Dialog Semiconductor PLC (a)	2,401	89
Exar Corp (a)	32,470	209		TOTAL PREFERRED STOCKS (proceeds $551)		$582
Intel Corp	40,632	1,413			Principal
KLA-Tencor Corp	14,394	957		BONDS- (2.28)%	Amount (000's)	Value (000	's)
Lam Research Corp	109,906	8,594
Microchip Technology Inc	23,069	1,114		Banks- (0.19)%
Micron Technology Inc (a)	90,507	1,442		Banco Bradesco SA/Cayman Islands
Microsemi Corp (a)	6,923	249		5.75%, 03/01/2022	$6,000	$5,838
NVIDIA Corp	234,994	7,453
NXP Semiconductors NV (a)	23,361	2,183
ON Semiconductor Corp (a)	17,714	194
See accompanying notes.				84

			Schedule of Investments
			Global Multi-Strategy Fund
		November 30, 2015 (unaudited)

			Short Sales Outstanding

	Principal
BONDS (continued)	Amount (000's)		Value (000's)

Electric - (0.57)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		$14,000	$13,766
Saudi Electricity Global Sukuk Co 3
4.00%, 04/08/2024		4,000	3,992
			$17,758

Food- (0.12)%
Cencosud SA
4.88%, 01/20/2023		3,943	3,856

Sovereign - (1.34)%
Bahrain Government International Bond
6.13%, 08/01/2023		10,000	10,030
Colombia Government International Bond
4.00%, 02/26/2024		1,760	1,720
5.00%, 06/15/2045		800	700
IPIC GMTN Ltd
5.50%, 03/01/2022		5,000	5,592
5.88%, 03/14/2021	EUR	5,000	6,475
Kazakhstan Government International Bond
5.13%, 07/21/2025		$1,200	1,214
Sharjah Sukuk Ltd
3.76%, 09/17/2024		5,000	5,049
South Africa Government Bond
8.00%, 12/21/2018	ZAR	21,000	1,462
South Africa Government International Bond
5.88%, 09/16/2025		$6,300	6,797
Turkey Government International Bond
7.38%, 02/05/2025		1,850	2,181
			$41,220

Transportation - (0.06)%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/2042		2,000	1,780

TOTAL BONDS (proceeds $72,481)			$70,452
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.57)%	Amount (000's)		Value (000's)

U.S. Treasury - (6.57)%
0.63%, 09/30/2017		$102,624	$102,111
1.38%, 09/30/2020		6,426	6,341
1.88%, 10/31/2022		5,460	5,418
2.50%, 02/15/2045		10,100	9,090
2.88%, 08/15/2045		11,083	10,811
3.13%, 02/15/2042		36,718	37,984
4.75%, 02/15/2041		15,541	20,705
5.38%, 02/15/2031		7,392	10,070
			$202,530
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $			202,530
OBLIGATIONS (proceeds $203,378)
TOTAL SHORT SALES (proceeds $656,361)			$662,112

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $28 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $28 or 0.00% of net assets.

See accompanying notes.

Schedule of Investments
Global Opportunities Equity Hedged Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 94.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.71%			Electronics - 0.55%
Boeing Co/The	627	$91	Hon Hai Precision Industry Co Ltd	16,000	$41
General Dynamics Corp	808	119
Spirit AeroSystems Holdings Inc (a)	1,279	67
			Engineering & Construction - 0.52%
		$277	Grupo Aeroportuario del Sureste SAB de CV	2,545	39
Agriculture - 3.69%
Archer-Daniels-Midland Co	1,435	52	Food - 3.17%
Imperial Tobacco Group PLC	3,197	173	Delhaize Group	674	68
KT&G Corp	544	50	Kroger Co/The (b)	3,246	122
		$275	Tyson Foods Inc	926	46
Airlines - 0.87%					$236
Japan Airlines Co Ltd	1,900	65	Gas - 0.30%
			UGI Corp	649	22
Apparel - 1.07%
NIKE Inc	604	80	Healthcare - Services - 3.50%
			Anthem Inc	353	46
Automobile Manufacturers - 4.59%			Centene Corp (a)	1,153	67
Daimler AG	1,304	117	Cigna Corp	779	105
Fuji Heavy Industries Ltd	900	37	HCA Holdings Inc (a)	640	43
Renault SA	506	51			$261
Toyota Motor Corp	2,200	137	Home Builders - 1.82%
		$342	Barratt Developments PLC	6,129	55
Automobile Parts & Equipment - 1.29%			Daiwa House Industry Co Ltd	900	25
Bridgestone Corp	2,700	96	Sekisui House Ltd	3,300	56
					$136

Banks - 8.84%			Insurance - 7.19%
Bank of Montreal	700	41	AXA SA	3,681	100
Canadian Imperial Bank of Commerce/Canada	600	45	Direct Line Insurance Group PLC	19,584	121
JPMorgan Chase & Co	2,532	169	Everest Re Group Ltd	584	108
Mitsubishi UFJ Financial Group Inc	9,700	62	SCOR SE	2,206	86
Mizuho Financial Group Inc	45,000	91	Travelers Cos Inc/The	1,056	121
SunTrust Banks Inc	1,477	64			$536
Wells Fargo & Co	3,400	187	Internet - 3.03%
		$659	Alphabet Inc - A Shares (a)	296	226
Beverages - 0.71%
Ambev SA	11,000	53	Investment Companies - 0.91%
			Investor AB	1,798	68
Biotechnology - 6.26%
Amgen Inc	1,019	164	Oil & Gas - 2.33%
Cambrex Corp (a)	952	51
Gilead Sciences Inc (b)	2,373	252	Canadian Natural Resources Ltd	2,000	49
			Exxon Mobil Corp	1,092	89
		$467	Suncor Energy Inc	1,301	36
Chemicals - 1.72%					$174
Lonza Group AG (a)	380	60
			Pharmaceuticals - 11.85%
LyondellBasell Industries NV	711	68	Cardinal Health Inc	1,253	109
		$128	McKesson Corp	585	111
Commercial Services - 0.86%			Novartis AG	936	80
Adecco SA (a)	933	64	Novo Nordisk A/S	1,912	105
			Pfizer Inc	4,270	140
			Roche Holding AG	350	94
Computers - 5.47%			Shire PLC	1,152	80
Accenture PLC - Class A	1,175	126	Teva Pharmaceutical Industries Ltd ADR	2,627	165
Apple Inc (b)	1,587	188
					$884
DST Systems Inc	303	37
Synopsys Inc (a)	1,139	57	Real Estate - 2.94%
		$408	Brookfield Asset Management Inc	3,800	130
			CBRE Group Inc (a)	2,363	89
Cosmetics & Personal Care - 1.85%					$219
Unilever NV	3,151	138
			Retail - 3.54%
			Alimentation Couche-Tard Inc	2,100	96
Diversified Financial Services - 0.64%			Home Depot Inc/The	717	96
Fubon Financial Holding Co Ltd	30,000	48	Target Corp	1,002	72
					$264

Electric - 3.25%			Semiconductors - 0.82%
Exelon Corp	3,846	105	Samsung Electronics Co Ltd	55	61
Iberdrola SA	7,995	56
Public Service Enterprise Group Inc	2,060	81
		$242

See accompanying notes

Schedule of Investments
Global Opportunities Equity Hedged Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Software - 2.32%
Fiserv Inc (a)	778	$75
Microsoft Corp (b)	1,806	98
$173

Telecommunications - 4.41%
Cisco Systems Inc	3,302	90
Nippon Telegraph & Telephone Corp	3,100	115
NTT DOCOMO Inc	1,900	36
Orange SA	5,110	88
$329

Water - 0.71%
Veolia Environnement SA	2,222	53

TOTAL COMMON STOCKS	$7,064
INVESTMENT COMPANIES - 5.83%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 5.83%
Morgan Stanley Institutional Liquidity Funds -	434,940	435
Government Portfolio

TOTAL INVESTMENT COMPANIES	$435
Total Investments	$7,499
Liabilities in Excess of Other Assets, Net - (0.56)%	$(42)
TOTAL NET ASSETS - 100.00%	$7,457

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $460 or 6.16% of net assets.

Portfolio Summary (unaudited)
Country	Percent
United States	54.09%
Japan	9.67%
United Kingdom	6.55%
Canada	5.31%
France	5.06%
Switzerland	4.00%
Ireland	2.76%
Israel	2.22%
Germany	1.56%
Korea, Republic Of	1.49%
Bermuda	1.45%
Denmark	1.41%
Taiwan, Province Of China	1.19%
Sweden	0.92%
Belgium	0.90%
Spain	0.75%
Brazil	0.71%
Mexico	0.52%
Liabilities in Excess of Other Assets, Net	(0.56)%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2015	Short	18	$1,490	$1,570	$(80)
eMini MSCI Emerging Markets; December 2015	Short	8	337	328	9
S&P 500 Emini; December 2015	Short	41	3,965	4,263	(298)
Total	$(369)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Opportunities Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 96.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.63%			Electric (continued)
Boeing Co/The	108,672	$15,807	Public Service Enterprise Group Inc	363,886	$14,228
General Dynamics Corp	133,895	19,610			$52,052
Spirit AeroSystems Holdings Inc (a)	225,764	11,841
			Electronics - 0.55%
		$47,258	Hon Hai Precision Industry Co Ltd	2,805,000	7,220
Agriculture - 3.85%
Archer-Daniels-Midland Co	254,051	9,270	Engineering & Construction - 0.52%
Imperial Tobacco Group PLC	593,862	32,077	Grupo Aeroportuario del Sureste SAB de CV	450,900	6,824
KT&G Corp	95,330	8,804
		$50,151
			Food - 3.18%
Airlines - 0.86%			Delhaize Group	121,850	12,200
Japan Airlines Co Ltd	329,900	11,273	Kroger Co/The	571,352	21,517
			Tyson Foods Inc	153,451	7,672
Apparel - 1.06%					$41,389
NIKE Inc	104,577	13,833	Gas - 0.31%
			UGI Corp	115,011	3,987
Automobile Manufacturers - 4.50%
Daimler AG	231,106	20,629	Healthcare - Services - 3.58%
Fuji Heavy Industries Ltd	160,500	6,641	Anthem Inc	65,390	8,526
Renault SA	84,570	8,519	Centene Corp (a)	189,866	10,965
Toyota Motor Corp	366,497	22,810	Cigna Corp	144,126	19,454
		$58,599	HCA Holdings Inc (a)	113,097	7,697
Automobile Parts & Equipment - 1.37%					$46,642
Bridgestone Corp	501,800	17,874	Home Builders - 1.84%
			Barratt Developments PLC	998,341	9,031
Banks - 8.91%			Daiwa House Industry Co Ltd	174,000	4,852
Bank of Montreal	123,100	7,108	Sekisui House Ltd	595,500	10,076
Canadian Imperial Bank of Commerce/Canada	100,800	7,569			$23,959
JPMorgan Chase & Co	439,113	29,280	Insurance - 7.23%
Mitsubishi UFJ Financial Group Inc	1,851,400	11,895	AXA SA	617,880	16,695
Mizuho Financial Group Inc	7,576,400	15,299	Direct Line Insurance Group PLC	3,668,814	22,752
SunTrust Banks Inc	260,250	11,300	Everest Re Group Ltd	106,228	19,593
Wells Fargo & Co	609,453	33,581	SCOR SE	390,434	15,299
		$116,032	Travelers Cos Inc/The	173,648	19,895
Beverages - 0.73%					$94,234
Ambev SA	1,961,900	9,452	Internet - 3.15%
			Alphabet Inc - A Shares (a)	53,736	40,993
Biotechnology - 6.19%
Amgen Inc	181,132	29,180
Cambrex Corp (a)	156,432	8,389	Investment Companies - 0.97%
Gilead Sciences Inc	406,093	43,030	Investor AB	332,624	12,670
		$80,599
			Oil & Gas - 2.35%
Chemicals - 1.67%			Canadian Natural Resources Ltd	364,900	8,837
Lonza Group AG (a)	67,113	10,599
			Exxon Mobil Corp	192,286	15,702
LyondellBasell Industries NV	115,963	11,112	Suncor Energy Inc	221,329	6,115
		$21,711			$30,654

Commercial Services - 0.86%			Pharmaceuticals - 12.28%
Adecco SA (a)	164,643	11,264
			Cardinal Health Inc	239,607	20,810
			McKesson Corp	111,168	21,050
Computers - 5.66%			Novartis AG	166,266	14,184
Accenture PLC - Class A	216,921	23,258	Novo Nordisk A/S	363,877	20,015
Apple Inc	288,163	34,090	Pfizer Inc	775,910	25,427
DST Systems Inc	51,205	6,261	Roche Holding AG	58,782	15,745
Synopsys Inc (a)	201,312	10,082	Shire PLC	194,925	13,570
		$73,691	Teva Pharmaceutical Industries Ltd ADR	464,244	29,215
					$160,016
Cosmetics & Personal Care - 1.86%
Unilever NV	552,621	24,270	Real Estate - 2.79%
			Brookfield Asset Management Inc	628,224	21,569
			CBRE Group Inc (a)	395,299	14,812
Diversified Financial Services - 0.61%					$36,381
Fubon Financial Holding Co Ltd	4,985,000	7,926
			Retail - 3.48%
			Alimentation Couche-Tard Inc	374,316	17,064
Electric - 4.00%			Home Depot Inc/The	118,811	15,907
Exelon Corp	680,898	18,595	Target Corp	170,993	12,397
Iberdrola SA	1,429,821	10,005
Korea Electric Power Corp	218,018	9,224			$45,368

See accompanying notes

		Schedule of Investments
		Global Opportunities Fund
		November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors - 0.81%
Samsung Electronics Co Ltd	9,534	$10,554

Software - 2.37%
Fiserv Inc (a)	143,661	13,826
Microsoft Corp	314,151	17,074
		$30,900

Telecommunications - 4.50%
Cisco Systems Inc	651,718	17,759
Nippon Telegraph & Telephone Corp	507,200	18,827
NTT DOCOMO Inc	341,300	6,455
Orange SA	903,016	15,590
		$58,631

Water - 0.71%
Veolia Environnement SA	385,178	9,225

TOTAL COMMON STOCKS		$1,255,632
INVESTMENT COMPANIES - 5.16%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 5.16%
Morgan Stanley Institutional Liquidity Funds -	67,266,835	67,267
Government Portfolio

TOTAL INVESTMENT COMPANIES		$67,267
Total Investments		$1,322,899
Liabilities in Excess of Other Assets, Net - (1.54)%		$(20,068)
TOTAL NET ASSETS - 100.00%		$1,302,831

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country		Percent
United States		53.90%
Japan		9.66%
United Kingdom		6.76%
Canada		5.24%
France		5.02%
Switzerland		3.98%
Ireland		2.83%
Israel		2.24%
Korea, Republic Of		2.20%
Germany		1.58%
Denmark		1.54%
Bermuda		1.50%
Taiwan, Province Of China		1.16%
Sweden		0.97%
Belgium		0.94%
Spain		0.77%
Brazil		0.73%
Mexico		0.52%
Liabilities in Excess of Other Assets, Net		(1.54)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 98.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.46%			Automobile Parts & Equipment (continued)
Dentsu Inc	13,900	$780	Denso Corp	31,400	$1,498
Hakuhodo DY Holdings Inc	14,900	160	GKN PLC	110,592	500
JCDecaux SA	4,792	178	JTEKT Corp	13,200	244
Publicis Groupe SA	12,191	769	Koito Manufacturing Co Ltd	6,700	272
WPP PLC	83,592	1,932	Mobileye NV (a)	5,244	229
		$3,819	NGK Insulators Ltd	17,000	394
			NGK Spark Plug Co Ltd	11,400	311
Aerospace & Defense - 1.12%			NHK Spring Co Ltd	10,100	104
Airbus Group SE	38,119	2,752	NOK Corp	6,100	164
BAE Systems PLC	204,190	1,588	Nokian Renkaat OYJ	7,388	289
Cobham PLC	73,477	336	Stanley Electric Co Ltd	9,100	201
Finmeccanica SpA (a)	26,116	378	Sumitomo Electric Industries Ltd	48,600	692
IHI Corp	89,000	233	Sumitomo Rubber Industries Ltd	10,900	147
Kawasaki Heavy Industries Ltd	91,000	362	Toyoda Gosei Co Ltd	4,200	100
Meggitt PLC	49,997	292	Toyota Industries Corp	10,400	551
Rolls-Royce Holdings PLC (a)	118,657	1,082	Valeo SA	5,128	793
Safran SA	18,838	1,381	Yokohama Rubber Co Ltd/The	6,500	112
Thales SA	6,753	502			$11,498
Zodiac Aerospace	13,017	352
		$9,258	Banks - 13.51%
			Aozora Bank Ltd	72,000	254
Agriculture - 1.63%			Australia & New Zealand Banking Group Ltd	185,568	3,642
British American Tobacco PLC	120,306	7,001	Banca Monte dei Paschi di Siena SpA (a)	170,300	267
Golden Agri-Resources Ltd	455,600	116	Banco Bilbao Vizcaya Argentaria SA	411,334	3,408
Imperial Tobacco Group PLC	61,765	3,336	Banco Comercial Portugues SA (a)	2,667,084	142
Japan Tobacco Inc	70,900	2,539	Banco de Sabadell SA	326,044	601
Swedish Match AB	12,680	437	Banco Espirito Santo SA (a),(b)	131,709	—
		$13,429	Banco Popolare SC (a)	23,372	337
Airlines - 0.22%			Banco Popular Espanol SA	110,022	387
ANA Holdings Inc	74,000	208	Banco Santander SA	932,901	5,077
Cathay Pacific Airways Ltd	75,000	132	Bank Hapoalim BM	68,517	354
Deutsche Lufthansa AG (a)	14,932	214	Bank Leumi Le-Israel BM (a)	90,356	326
easyJet PLC	10,252	255	Bank of East Asia Ltd/The	76,000	271
			Bank of Ireland (a)	1,775,293	662
International Consolidated Airlines Group SA	52,448	446
(a)			Bank of Kyoto Ltd/The	22,000	205
Japan Airlines Co Ltd	7,600	260	Bank of Queensland Ltd	23,926	236
Qantas Airways Ltd (a)	33,273	87	Bank of Yokohama Ltd/The	72,000	424
Singapore Airlines Ltd	34,800	251	Bankia SA	297,310	372
		$1,853	Bankinter SA	43,505	314
			Barclays PLC	1,082,794	3,641
Apparel - 0.79%			Bendigo & Adelaide Bank Ltd	29,301	236
Adidas AG	13,501	1,304	BNP Paribas SA	68,359	4,047
Asics Corp	10,200	234	BOC Hong Kong Holdings Ltd	238,500	731
Burberry Group PLC	28,706	538	CaixaBank SA	169,279	619
Christian Dior SE	3,517	643	Chiba Bank Ltd/The	45,000	310
Hermes International	1,702	599	Chugoku Bank Ltd/The	10,200	142
LVMH Moet Hennessy Louis Vuitton SE	18,030	3,020	Commerzbank AG (a)	68,697	754
Yue Yuen Industrial Holdings Ltd	48,000	174	Commonwealth Bank of Australia	109,603	6,279
		$6,512	Credit Agricole SA	68,116	821
			Credit Suisse Group AG (a)	115,900	2,491
Automobile Manufacturers - 3.89%			Danske Bank A/S	45,563	1,221
Bayerische Motoren Werke AG	21,366	2,327	DBS Group Holdings Ltd	113,400	1,325
Daihatsu Motor Co Ltd	12,300	160	Deutsche Bank AG	89,011	2,280
Daimler AG	62,138	5,547	DNB ASA	63,069	829
Fiat Chrysler Automobiles NV (a)	58,046	829
			Erste Group Bank AG (a)	18,028	553
Fuji Heavy Industries Ltd	37,900	1,568	Fukuoka Financial Group Inc	50,000	243
Hino Motors Ltd	16,500	201	Gunma Bank Ltd/The	24,000	144
Honda Motor Co Ltd	105,000	3,428	Hachijuni Bank Ltd/The	26,000	157
Isuzu Motors Ltd	38,300	431	Hang Seng Bank Ltd	49,200	892
Mazda Motor Corp	34,800	723	Hiroshima Bank Ltd/The	32,000	182
Mitsubishi Motors Corp	41,200	367	Hokuhoku Financial Group Inc	78,000	165
Nissan Motor Co Ltd	160,300	1,712	HSBC Holdings PLC	1,262,429	10,073
Peugeot SA (a)	28,581	510
			ING Groep NV	249,720	3,433
Renault SA	12,404	1,249	Intesa Sanpaolo SpA	818,605	2,805
Suzuki Motor Corp	23,500	722	Intesa Sanpaolo SpA	60,177	189
Toyota Motor Corp	176,400	10,978	Investec PLC	35,860	305
Volkswagen AG	2,284	340	Iyo Bank Ltd/The	15,500	155
Volvo AB - B Shares	99,489	1,027	Japan Post Bank Co Ltd (a)	26,100	369
		$32,119	Joyo Bank Ltd/The	39,000	181
Automobile Parts & Equipment - 1.39%			KBC Groep NV	16,177	965
Aisin Seiki Co Ltd	12,200	489	Kyushu Financial Group Inc (a)	22,400	170
Bridgestone Corp	41,900	1,492	Lloyds Banking Group PLC	3,684,912	4,046
Cie Generale des Etablissements Michelin	12,038	1,206	Mediobanca SpA	36,384	348
Continental AG	7,098	1,710

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Mitsubishi UFJ Financial Group Inc	822,800	$5,287	Arkema SA	4,311	$310
Mizrahi Tefahot Bank Ltd	8,975	106	Asahi Kasei Corp	81,000	554
Mizuho Financial Group Inc	1,519,900	3,069	BASF SE	59,274	4,892
National Australia Bank Ltd	169,446	3,593	Brenntag AG	9,970	544
Natixis SA	60,561	367	Croda International PLC	8,761	378
Nordea Bank AB	196,023	2,169	Daicel Corp	18,800	275
Oversea-Chinese Banking Corp Ltd	196,200	1,205	EMS-Chemie Holding AG	528	215
Raiffeisen Bank International AG (a)	7,562	118	Evonik Industries AG	9,021	308
Resona Holdings Inc	142,400	695	Givaudan SA (a)	595	1,073
Royal Bank of Scotland Group PLC (a)	224,078	1,020	Hitachi Chemical Co Ltd	6,700	112
Seven Bank Ltd	38,400	168	Incitec Pivot Ltd	108,784	296
Shinsei Bank Ltd	114,000	217	Israel Chemicals Ltd	32,916	165
Shizuoka Bank Ltd/The	34,000	332	Johnson Matthey PLC	13,224	563
Skandinaviska Enskilda Banken AB	98,029	1,041	JSR Corp	12,200	192
Societe Generale SA	46,818	2,232	K+S AG	12,351	351
Standard Chartered PLC	211,317	1,772	Kaneka Corp	18,000	177
Standard Chartered PLC - Rights (a)	46,515	64	Kansai Paint Co Ltd	14,800	234
Sumitomo Mitsui Financial Group Inc	82,100	3,134	Koninklijke DSM NV	11,708	595
Sumitomo Mitsui Trust Holdings Inc	213,440	815	Kuraray Co Ltd	23,000	293
Suruga Bank Ltd	11,500	233	LANXESS AG	5,906	300
Svenska Handelsbanken AB	96,637	1,299	Linde AG	11,985	2,089
Swedbank AB	58,442	1,293	Lonza Group AG (a)	3,413	539
UBS Group AG	235,956	4,526	Mitsubishi Chemical Holdings Corp	87,400	572
UniCredit SpA	308,075	1,805	Mitsubishi Gas Chemical Co Inc	25,000	135
Unione di Banche Italiane SpA	58,194	395	Mitsui Chemicals Inc	52,000	216
Unione di Banche Italiane SpA - Rights (a),(b),(c)	57,663	—	Nippon Paint Holdings Co Ltd	9,300	233
United Overseas Bank Ltd	83,300	1,144	Nitto Denko Corp	10,500	707
Westpac Banking Corp	214,407	4,973	Novozymes A/S	15,057	723
Yamaguchi Financial Group Inc	12,000	139	OCI NV (a)	5,438	137
		$111,591	Shin-Etsu Chemical Co Ltd	26,500	1,499
			Solvay SA	3,825	441
Beverages - 2.65%			Sumitomo Chemical Co Ltd	95,000	545
Anheuser-Busch InBev SA/NV	51,894	6,672	Symrise AG	7,957	537
Asahi Group Holdings Ltd	25,000	785	Syngenta AG	5,998	2,209
Carlsberg A/S	6,902	585	Taiyo Nippon Sanso Corp	9,800	94
Coca-Cola Amatil Ltd	36,958	241	Teijin Ltd	60,000	214
Coca-Cola HBC AG (a)	12,902	313
			Toray Industries Inc	95,000	863
Diageo PLC	162,336	4,656	Umicore SA	6,143	254
Heineken Holding NV	6,504	511	Yara International ASA	11,539	534
Heineken NV	14,869	1,318			$28,372
Kirin Holdings Co Ltd	53,000	747
Pernod Ricard SA	13,702	1,557	Commercial Services - 1.88%
Remy Cointreau SA	1,572	111	Abertis Infraestructuras SA	33,479	518
SABMiller PLC	62,640	3,798	Adecco SA (a)	10,697	732
Suntory Beverage & Food Ltd	8,900	347	Aggreko PLC	16,528	250
Treasury Wine Estates Ltd	47,633	259	Ashtead Group PLC	32,482	536
		$21,900	Atlantia SpA	26,645	703
			Babcock International Group PLC	16,269	262
Biotechnology - 0.26%			Benesse Holdings Inc	4,300	109
CSL Ltd	29,998	2,166	Brambles Ltd	101,125	793
			Bunzl PLC	21,623	625
Building Materials - 1.20%			Bureau Veritas SA	17,114	353
Asahi Glass Co Ltd	61,000	359	Capita PLC	42,885	822
Boral Ltd	49,321	202	Dai Nippon Printing Co Ltd	35,000	342
Cie de Saint-Gobain	31,463	1,388	Edenred	13,406	278
CRH PLC	53,060	1,558	Experian PLC	62,793	1,165
Daikin Industries Ltd	15,000	1,052	G4S PLC	100,132	342
Fletcher Building Ltd	44,448	213	Hutchison Port Holdings Trust	365,375	197
Geberit AG	2,439	815	Intertek Group PLC	10,412	443
HeidelbergCement AG	9,095	723	ISS A/S	9,585	334
Imerys SA	2,320	157	Park24 Co Ltd	6,000	122
James Hardie Industries PLC	29,029	342	Randstad Holding NV	8,266	517
LafargeHolcim Ltd (a)	27,388	1,463	Recruit Holdings Co Ltd	9,000	281
LIXIL Group Corp	17,000	397	RELX NV	64,202	1,111
Rinnai Corp	2,400	215	RELX PLC	72,088	1,300
Sika AG	138	467	Secom Co Ltd	13,500	925
Taiheiyo Cement Corp	75,000	232	Securitas AB	20,207	308
TOTO Ltd	9,000	311	SGS SA	353	675
		$9,894	Sohgo Security Services Co Ltd	3,900	188
			Toppan Printing Co Ltd	34,000	298
Chemicals - 3.44%			Transurban Group (a)	6,802	51
Air Liquide SA	22,200	2,707	Transurban Group	124,121	930
Air Water Inc	10,000	162			$15,510
Akzo Nobel NV	15,979	1,135

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers - 0.58%			Electric (continued)
Atos SE	5,643	$461	Chugoku Electric Power Co Inc/The	19,100	$245
Cap Gemini SA	10,555	972	CLP Holdings Ltd	122,500	1,023
Computershare Ltd	30,510	256	Contact Energy Ltd	47,510	156
Fujitsu Ltd	119,000	600	DUET Group	149,801	254
Gemalto NV	5,170	326	E.ON SE	129,135	1,225
Ingenico Group SA	3,540	445	EDP - Energias de Portugal SA	149,451	498
Itochu Techno-Solutions Corp	3,100	64	Electric Power Development Co Ltd	9,300	297
Nomura Research Institute Ltd	7,910	299	Electricite de France SA	15,604	232
NTT Data Corp	8,100	395	Endesa SA	20,497	424
Obic Co Ltd	4,200	224	Enel Green Power SpA	112,935	238
Otsuka Corp	3,400	170	Enel SpA	455,137	2,005
TDK Corp	7,900	568	Engie SA	94,297	1,642
		$4,780	Fortum OYJ	28,664	418
			HK Electric Investments & HK Electric	171,500	137
Consumer Products - 0.58%			Investments Ltd (d)
Henkel AG & Co KGaA	6,706	642	Hokuriku Electric Power Co	10,700	146
Reckitt Benckiser Group PLC	41,292	3,872	Iberdrola SA	347,609	2,432
Societe BIC SA	1,854	305	Kansai Electric Power Co Inc/The (a)	45,400	508
		$4,819	Kyushu Electric Power Co Inc	27,500	288
Cosmetics & Personal Care - 1.90%			Meridian Energy Ltd	82,702	126
Beiersdorf AG	6,504	605	Mighty River Power Ltd	45,174	86
Kao Corp	32,500	1,665	Origin Energy Ltd	112,532	455
Kose Corp	2,000	210	Power Assets Holdings Ltd	88,500	790
L'Oreal SA	16,254	2,875	Red Electrica Corp SA	6,983	598
Shiseido Co Ltd	23,200	554	RWE AG	31,581	361
Svenska Cellulosa AB SCA	38,019	1,094	Shikoku Electric Power Co Inc	11,500	165
Unicharm Corp	24,000	507	SSE PLC	64,091	1,382
Unilever NV	105,126	4,617	Terna Rete Elettrica Nazionale SpA	97,287	479
Unilever PLC	82,827	3,535	Tohoku Electric Power Co Inc	29,200	343
			Tokyo Electric Power Co Inc (a)	93,300	572
		$15,662
					$18,740
Distribution & Wholesale - 0.90%
ITOCHU Corp	101,800	1,240	Electrical Components & Equipment - 0.67%
Jardine Cycle & Carriage Ltd	7,600	172	Brother Industries Ltd	15,100	181
Li & Fung Ltd	378,000	262	Casio Computer Co Ltd	12,900	284
Marubeni Corp	106,500	589	Legrand SA	17,162	1,009
Mitsubishi Corp	87,200	1,467	Mabuchi Motor Co Ltd	3,200	184
Mitsui & Co Ltd	110,000	1,349	Nidec Corp	14,300	1,105
Rexel SA	19,479	267	OSRAM Licht AG	5,742	242
Sumitomo Corp	72,500	769	Prysmian SpA	12,587	275
Toyota Tsusho Corp	13,600	319	Schneider Electric SE	36,025	2,276
Wolseley PLC	16,745	972			$5,556
		$7,406	Electronics - 1.22%
Diversified Financial Services - 1.61%			Alps Electric Co Ltd	11,500	362
Aberdeen Asset Management PLC	59,536	286	Hamamatsu Photonics KK	9,100	228
Acom Co Ltd (a)	25,800	128	Hirose Electric Co Ltd	1,985	242
AEON Financial Service Co Ltd	6,700	154	Hitachi High-Technologies Corp	4,400	121
AerCap Holdings NV (a)	5,732	260	Hoya Corp	26,900	1,091
ASX Ltd	12,493	373	Keyence Corp	2,940	1,595
Credit Saison Co Ltd	9,600	181	Koninklijke Philips NV	61,469	1,677
Daiwa Securities Group Inc	106,000	686	Kyocera Corp	20,700	960
Deutsche Boerse AG	12,455	1,067	Minebea Co Ltd	21,000	230
Hargreaves Lansdown PLC	16,834	379	Murata Manufacturing Co Ltd	13,000	2,019
Hong Kong Exchanges and Clearing Ltd	73,400	1,906	NEC Corp	167,000	559
ICAP PLC	35,704	274	Nippon Electric Glass Co Ltd	26,000	144
Japan Exchange Group Inc	35,400	555	Omron Corp	12,600	463
Julius Baer Group Ltd (a)	14,443	690	Yaskawa Electric Corp	15,200	200
London Stock Exchange Group PLC	20,234	808	Yokogawa Electric Corp	14,600	174
Macquarie Group Ltd	19,372	1,137			$10,065
Mitsubishi UFJ Lease & Finance Co Ltd	31,800	167	Energy - Alternate Sources - 0.11%
Nomura Holdings Inc	234,200	1,384	Vestas Wind Systems A/S	14,459	941
ORIX Corp	85,300	1,231
Partners Group Holding AG	1,032	373
Platinum Asset Management Ltd	15,143	88	Engineering & Construction - 1.03%
Provident Financial PLC	9,485	510	ACS Actividades de Construccion y Servicios	12,183	397
Schroders PLC	8,021	362	SA
Singapore Exchange Ltd	51,800	277	Aena SA (a),(d)	4,356	493
		$13,276	Aeroports de Paris	1,914	216
			Auckland International Airport Ltd	61,463	214
Electric - 2.27%			Boskalis Westminster	5,674	252
AGL Energy Ltd	43,542	519	Bouygues SA	13,080	492
AusNet Services	113,219	123	Cheung Kong Infrastructure Holdings Ltd	40,000	350
Chubu Electric Power Co Inc	41,500	573	CIMIC Group Ltd	6,552	118

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
Ferrovial SA	29,065	$688	Yamazaki Baking Co Ltd	6,000	$113
Fraport AG Frankfurt Airport Services	2,682	164			$37,917
Worldwide
Japan Airport Terminal Co Ltd	2,700	137	Food Service - 0.30%
JGC Corp	13,000	221	Compass Group PLC	106,336	1,849
Kajima Corp	54,000	297	Sodexo SA	6,083	601
LendLease Group	35,587	326			$2,450
Obayashi Corp	42,000	388	Forest Products & Paper - 0.22%
Shimizu Corp	38,000	319	Mondi PLC	23,699	551
Singapore Technologies Engineering Ltd	100,700	204	Oji Holdings Corp	51,000	221
Skanska AB	24,524	487	Stora Enso OYJ	35,546	351
Sydney Airport	70,500	336	UPM-Kymmene OYJ	34,444	656
Taisei Corp	67,000	413			$1,779
Vinci SA	30,876	2,006
		$8,518	Gas - 0.99%
			Centrica PLC	326,073	1,070
Entertainment - 0.32%			Enagas SA	13,865	413
Aristocrat Leisure Ltd	34,768	238	Gas Natural SDG SA	22,602	488
Genting Singapore PLC	390,000	210	Hong Kong & China Gas Co Ltd	447,500	879
Merlin Entertainments PLC (d)	45,795	282	National Grid PLC	241,586	3,367
Oriental Land Co Ltd/Japan	12,800	728	Osaka Gas Co Ltd	120,000	445
Sankyo Co Ltd	3,200	127	Snam SpA	135,548	688
Sega Sammy Holdings Inc	12,000	130	Toho Gas Co Ltd	26,000	162
Tabcorp Holdings Ltd	53,525	177	Tokyo Gas Co Ltd	146,000	698
Tatts Group Ltd	94,273	283			$8,210
Toho Co Ltd/Tokyo	7,200	191
William Hill PLC	57,037	307	Hand & Machine Tools - 0.42%
		$2,673	Fuji Electric Co Ltd	36,000	166
			Makita Corp	7,600	431
Environmental Control - 0.02%			Sandvik AB	68,808	712
Kurita Water Industries Ltd	6,900	149	Schindler Holding AG	1,317	216
			Schindler Holding AG	2,854	469
Food - 4.59%			SMC Corp/Japan	3,500	928
Ajinomoto Co Inc	36,000	826	Techtronic Industries Co Ltd	88,000	357
Aryzta AG (a)	5,628	264	THK Co Ltd	7,700	154
Associated British Foods PLC	22,990	1,226			$3,433
Barry Callebaut AG (a)	141	147
			Healthcare - Products - 0.85%
Calbee Inc	4,700	195	Cochlear Ltd	3,689	252
Carrefour SA	35,742	1,102	Coloplast A/S	7,169	581
Casino Guichard Perrachon SA	3,651	209	Essilor International SA	13,250	1,728
Chocoladefabriken Lindt & Spruengli AG	62	374	Getinge AB	12,915	326
Chocoladefabriken Lindt & Spruengli AG	6	433	Olympus Corp	17,500	697
Chr Hansen Holding A/S	6,382	400	QIAGEN NV (a)	14,269	378
Colruyt SA	4,548	225	Shimadzu Corp	15,000	242
Danone SA	38,040	2,660	Smith & Nephew PLC	57,771	979
Delhaize Group	6,696	670	Sonova Holding AG	3,466	437
Distribuidora Internacional de Alimentacion	39,915	252	Sysmex Corp	9,400	587
SA (a)			Terumo Corp	19,600	625
First Pacific Co Ltd/Hong Kong	150,000	93	William Demant Holding A/S (a)	1,580	152
ICA Gruppen AB	4,994	176			$6,984
J Sainsbury PLC	86,892	332
Jeronimo Martins SGPS SA	16,244	225	Healthcare - Services - 0.52%
Kerry Group PLC	10,215	823	Fresenius Medical Care AG & Co KGaA	14,102	1,163
Kikkoman Corp	9,000	297	Fresenius SE & Co KGaA	24,616	1,804
Koninklijke Ahold NV	53,846	1,172	Healthscope Ltd	111,974	217
MEIJI Holdings Co Ltd	7,800	624	Miraca Holdings Inc	3,500	156
METRO AG	11,503	383	Ramsay Health Care Ltd	9,128	441
Nestle SA	205,764	15,251	Ryman Healthcare Ltd	24,200	125
NH Foods Ltd	10,000	193	Sonic Healthcare Ltd	24,645	362
Nisshin Seifun Group Inc	13,695	215			$4,268
Nissin Foods Holdings Co Ltd	4,100	208
Orkla ASA	52,605	427	Holding Companies - Diversified - 0.27%
Seven & i Holdings Co Ltd	48,500	2,172	Bollore SA	56,005	258
Tate & Lyle PLC	30,099	267	Industrivarden AB	10,593	190
Tesco PLC (a)	525,119	1,321	Keppel Corp Ltd	93,800	435
Toyo Suisan Kaisha Ltd	5,700	204	Noble Group Ltd	304,400	91
Wesfarmers Ltd	72,521	1,993	NWS Holdings Ltd	97,500	137
WH Group Ltd (a),(d)	378,000	195	Swire Pacific Ltd	37,500	409
Wilmar International Ltd	123,900	250	Wendel SA	1,854	221
Wm Morrison Supermarkets PLC	143,164	328	Wharf Holdings Ltd/The	87,000	498
Woolworths Ltd	81,741	1,395			$2,239
Yakult Honsha Co Ltd	5,600	277	Home Builders - 0.49%
			Barratt Developments PLC	64,268	582

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Investment Companies - 0.36%
Daiwa House Industry Co Ltd	38,700	$1,079	Delek Group Ltd	303	$68
Iida Group Holdings Co Ltd	9,520	185	Eurazeo SA	2,576	173
Persimmon PLC (a)	19,783	570	EXOR SpA	6,355	285
Sekisui Chemical Co Ltd	26,900	321	Groupe Bruxelles Lambert SA	5,206	428
Sekisui House Ltd	38,900	658	Investment AB Kinnevik	15,191	467
Taylor Wimpey PLC	209,964	615	Investor AB	29,393	1,120
		$4,010	Melrose Industries PLC	64,225	280
			Pargesa Holding SA	1,993	125
Home Furnishings - 0.53%					$2,946
Electrolux AB	15,525	455
Hoshizaki Electric Co Ltd	2,600	182	Iron & Steel - 0.37%
Panasonic Corp	142,400	1,611	ArcelorMittal	64,485	316
Sony Corp	81,400	2,109	Fortescue Metals Group Ltd	100,475	142
		$4,357	Hitachi Metals Ltd	13,700	178
			JFE Holdings Inc	31,700	500
Insurance - 5.77%			Kobe Steel Ltd	200,000	234
Admiral Group PLC	13,534	330	Nippon Steel & Sumitomo Metal Corp	48,977	983
Aegon NV	116,921	713	ThyssenKrupp AG	23,739	504
Ageas	12,996	569	voestalpine AG	7,337	238
AIA Group Ltd	777,200	4,641			$3,095
Allianz SE	29,492	5,211
AMP Ltd	190,878	800	Leisure Products & Services - 0.32%
Assicurazioni Generali SpA	75,354	1,431	Carnival PLC	11,886	619
Aviva PLC	261,097	2,011	Flight Centre Travel Group Ltd	3,579	93
AXA SA	126,230	3,411	Shimano Inc	5,000	744
Baloise Holding AG	3,225	392	TUI AG	32,177	534
Challenger Ltd/Australia	36,767	224	Yamaha Corp	10,700	269
CNP Assurances	11,077	154	Yamaha Motor Co Ltd	16,800	410
Dai-ichi Life Insurance Co Ltd/The	69,500	1,204			$2,669
Direct Line Insurance Group PLC	88,735	550
Gjensidige Forsikring ASA	12,906	208	Lodging - 0.45%
Hannover Rueck SE	3,890	455	Accor SA	13,558	572
Insurance Australia Group Ltd	156,910	627	City Developments Ltd	26,400	137
Japan Post Holdings Co Ltd	29,000	449	Crown Resorts Ltd	23,502	197
Legal & General Group PLC	383,730	1,568	Galaxy Entertainment Group Ltd	150,000	441
Mapfre SA	69,558	191	InterContinental Hotels Group PLC	15,237	585
Medibank Pvt Ltd	177,730	298	Melco Crown Entertainment Ltd ADR	6,140	100
MS&AD Insurance Group Holdings Inc	32,700	923	MGM China Holdings Ltd	60,800	80
Muenchener Rueckversicherungs-Gesellschaft	10,767	2,165	Sands China Ltd	156,000	526
AG in Muenchen			Shangri-La Asia Ltd	80,166	75
NN Group NV	15,414	526	SJM Holdings Ltd	127,000	93
Old Mutual PLC	318,052	1,001	Whitbread PLC	11,775	806
Prudential PLC	165,924	3,846	Wynn Macau Ltd	100,800	125
QBE Insurance Group Ltd	88,360	794			$3,737
RSA Insurance Group PLC	65,630	435	Machinery - Construction & Mining - 1.06%
Sampo Oyj	28,849	1,429	ABB Ltd (a)	141,912	2,687
SCOR SE	9,911	388	Atlas Copco AB - A Shares	43,335	1,160
Sompo Japan Nipponkoa Holdings Inc	21,450	662	Atlas Copco AB - B Shares	25,182	622
Sony Financial Holdings Inc	11,100	205	Hitachi Construction Machinery Co Ltd	6,900	108
St James's Place PLC	33,802	517	Hitachi Ltd	312,000	1,841
Standard Life PLC	127,090	797	Komatsu Ltd	59,500	986
Suncorp Group Ltd	83,030	802	Mitsubishi Electric Corp	123,000	1,361
Swiss Life Holding AG (a)	2,070	522
					$8,765
Swiss Re AG	22,727	2,166
T&D Holdings Inc	37,400	524	Machinery - Diversified - 1.11%
Tokio Marine Holdings Inc	44,000	1,623	Alstom SA (a)	14,000	435
Tryg A/S	7,474	145	Amada Holdings Co Ltd	22,400	221
UnipolSai SpA	71,776	185	ANDRITZ AG	5,032	264
Zurich Insurance Group AG (a)	9,705	2,554	CNH Industrial NV	61,226	450
		$47,646	FANUC Corp	12,600	2,246
			GEA Group AG	11,800	488
Internet - 0.42%			Hexagon AB	16,660	604
Auto Trader Group PLC (a),(d)	48,452	296	Husqvarna AB	26,871	175
Iliad SA	1,697	378	Kone OYJ	21,741	926
Kakaku.com Inc	9,200	176	Kubota Corp	72,000	1,201
M3 Inc	12,500	275	MAN SE	2,274	225
Mixi Inc	2,700	111	Metso OYJ	7,275	180
Rakuten Inc	59,900	756	Mitsubishi Heavy Industries Ltd	196,000	1,003
SBI Holdings Inc/Japan	13,690	155	Nabtesco Corp	7,800	163
SEEK Ltd	21,116	211	Sumitomo Heavy Industries Ltd	36,000	171
Trend Micro Inc/Japan	6,700	273	Weir Group PLC/The	13,809	250
United Internet AG	7,937	422	Zardoya Otis SA	11,676	141
Yahoo Japan Corp	91,700	378			$9,143
		$3,431

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media - 0.99%			Oil & Gas (continued)
Altice NV - A Shares (a)	23,797	$365	JX Holdings Inc	144,830	$588
Altice NV - B Shares (a)	7,050	110	Lundin Petroleum AB (a)	14,051	224
Axel Springer SE	2,873	160	Neste Oyj	8,274	238
ITV PLC	247,190	1,008	Oil Search Ltd	88,440	524
Kabel Deutschland Holding AG	1,427	174	OMV AG	9,503	271
Lagardere SCA	7,616	225	Repsol SA	67,779	882
Numericable-SFR SAS (a)	7,070	302	Royal Dutch Shell PLC - A Shares	252,850	6,275
Pearson PLC	52,981	660	Royal Dutch Shell PLC - B Shares	157,492	3,918
ProSiebenSat.1 Media SE	14,120	740	Santos Ltd	108,234	313
RTL Group SA	2,496	218	Showa Shell Sekiyu KK	12,100	107
Schibsted ASA - A Shares	4,878	177	Statoil ASA	72,022	1,109
Schibsted ASA - B Shares (a)	5,749	200	TonenGeneral Sekiyu KK	18,000	174
Singapore Press Holdings Ltd	103,300	294	TOTAL SA	140,230	6,944
Sky PLC	66,632	1,109	Transocean Ltd	23,462	337
Telenet Group Holding NV (a)	3,395	185	Woodside Petroleum Ltd	47,854	1,040
Vivendi SA	75,023	1,576			$37,244
Wolters Kluwer NV (c)	19,483	673
		$8,176	Oil & Gas Services - 0.11%
			Amec Foster Wheeler PLC	25,166	165
Metal Fabrication & Hardware - 0.32%			Petrofac Ltd	16,742	208
Assa Abloy AB	64,683	1,374	Saipem SpA (a)	17,087	147
Maruichi Steel Tube Ltd	3,000	83	Technip SA	6,768	354
NSK Ltd	30,200	380			$874
SKF AB	25,691	447
Tenaris SA	30,474	399	Packaging & Containers - 0.16%
		$2,683	Amcor Ltd/Australia	76,132	743
			Rexam PLC	45,503	397
Mining - 1.53%			Toyo Seikan Group Holdings Ltd	10,400	204
Alumina Ltd	162,990	132			$1,344
Anglo American PLC	90,468	556
Antofagasta PLC	25,448	194	Pharmaceuticals - 9.49%
			Actelion Ltd (a)	6,627	930
BHP Billiton Ltd	207,267	2,756
BHP Billiton PLC	136,302	1,636	Alfresa Holdings Corp	11,200	222
Boliden AB	17,649	323	Astellas Pharma Inc	136,100	1,915
Fresnillo PLC	14,266	154	AstraZeneca PLC	81,559	5,534
Glencore PLC (a)	789,625	1,150	Bayer AG	53,367	7,093
Iluka Resources Ltd	27,021	112	Chugai Pharmaceutical Co Ltd	14,300	499
Mitsubishi Materials Corp	71,000	251	Daiichi Sankyo Co Ltd	41,100	847
Newcrest Mining Ltd (a)	49,466	398	Eisai Co Ltd	16,100	1,045
Norsk Hydro ASA	86,789	335	Galenica AG	252	368
Randgold Resources Ltd	6,019	368	GlaxoSmithKline PLC	314,070	6,383
Rio Tinto Ltd	27,375	911	Grifols SA	9,624	456
Rio Tinto PLC	80,898	2,679	Hisamitsu Pharmaceutical Co Inc	3,700	158
South32 Ltd (a)	343,571	296	Kyowa Hakko Kirin Co Ltd	14,000	246
Sumitomo Metal Mining Co Ltd	32,000	361	Medipal Holdings Corp	8,600	151
		$12,612	Merck KGaA	8,341	853
			Mitsubishi Tanabe Pharma Corp	14,400	251
Miscellaneous Manufacturers - 1.17%			Novartis AG	146,846	12,528
Alfa Laval AB	18,948	350	Novo Nordisk A/S	126,453	6,956
FUJIFILM Holdings Corp	29,800	1,205	Ono Pharmaceutical Co Ltd	5,300	847
IMI PLC	17,548	252	Orion Oyj	6,570	219
Konica Minolta Inc	29,200	307	Otsuka Holdings Co Ltd	25,200	835
Nikon Corp	22,000	296	Roche Holding AG	45,339	12,144
Orica Ltd	23,885	272	Sanofi	76,216	6,774
Siemens AG	51,169	5,316	Santen Pharmaceutical Co Ltd	24,000	381
Smiths Group PLC	25,491	396	Shionogi & Co Ltd	19,200	846
Sulzer AG	1,546	161	Shire PLC	38,206	2,660
Toshiba Corp	260,000	635	Sumitomo Dainippon Pharma Co Ltd	10,100	121
Wartsila OYJ Abp	9,546	429	Suzuken Co Ltd/Aichi Japan	5,000	195
		$9,619	Taisho Pharmaceutical Holdings Co Ltd	2,100	142
			Takeda Pharmaceutical Co Ltd	51,000	2,482
Office & Business Equipment - 0.34%			Taro Pharmaceuticals Industries (a)	484	70
Canon Inc	68,800	2,079	Teva Pharmaceutical Industries Ltd	55,778	3,514
Ricoh Co Ltd	45,600	468	UCB SA	8,158	728
Seiko Epson Corp	17,900	282			$78,393
		$2,829
			Pipelines - 0.08%
Oil & Gas - 4.51%			APA Group	71,911	462
BG Group PLC	220,432	3,414	Koninklijke Vopak NV	4,536	196
BP PLC	1,180,270	6,821			$658
Caltex Australia Ltd	17,424	431
Eni SpA	164,172	2,670	Private Equity - 0.06%
Galp Energia SGPS SA	24,884	264	3i Group PLC	62,765	475
Idemitsu Kosan Co Ltd	5,600	93
Inpex Corp	61,200	607

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.30%			Retail (continued)
iShares MSCI EAFE ETF	177,096	$10,741	Don Quijote Holdings Co Ltd	7,600	$301
			Dufry AG (a)	2,606	312
			FamilyMart Co Ltd	3,800	170
Real Estate - 1.58%			Fast Retailing Co Ltd	3,400	1,373
Aeon Mall Co Ltd	7,250	125	Harvey Norman Holdings Ltd	35,860	106
Azrieli Group	2,347	90	Hennes & Mauritz AB	61,272	2,269
CapitaLand Ltd	165,400	354
Cheung Kong Property Holdings Ltd	174,132	1,139	HUGO BOSS AG	4,315	373
			Industria de Diseno Textil SA	70,395	2,528
Daito Trust Construction Co Ltd	4,600	478	Isetan Mitsukoshi Holdings Ltd	22,900	350
Deutsche Wohnen AG	21,771	598
Global Logistic Properties Ltd	203,100	283	J Front Retailing Co Ltd	15,500	256
			Kering	4,888	845
Hang Lung Properties Ltd	144,000	338	Kingfisher PLC	148,825	791
Henderson Land Development Co Ltd	73,507	452
Hongkong Land Holdings Ltd	37,900	265	Lawson Inc	4,200	319
			Luxottica Group SpA	10,916	729
Hulic Co Ltd	19,300	177	Marks & Spencer Group PLC	106,106	802
Hysan Development Co Ltd	41,000	173
Kerry Properties Ltd	41,500	117	Marui Group Co Ltd	14,300	212
			McDonald's Holdings Co Japan Ltd	4,300	104
Mitsubishi Estate Co Ltd	80,000	1,684	Next PLC	9,371	1,117
Mitsui Fudosan Co Ltd	60,000	1,514
New World Development Co Ltd	348,000	346	Nitori Holdings Co Ltd	4,800	396
			Pandora A/S	7,103	841
Nomura Real Estate Holdings Inc	7,900	155	Ryohin Keikaku Co Ltd	1,600	345
NTT Urban Development Corp	7,400	72	Shimamura Co Ltd	1,400	171
REA Group Ltd	3,400	123	Sports Direct International PLC (a)	17,379	191
Sino Land Co Ltd	193,073	285	Swatch Group AG/The	3,201	211
Sumitomo Realty & Development Co Ltd	23,000	699
Sun Hung Kai Properties Ltd	110,000	1,352	Swatch Group AG/The	1,989	697
			Takashimaya Co Ltd	19,000	173
Swire Properties Ltd	75,400	218	Travis Perkins PLC	16,060	492
Swiss Prime Site AG (a)	4,269	319	USS Co Ltd	14,100	224
Tokyo Tatemono Co Ltd	13,200	159	Yamada Denki Co Ltd	43,700	197
Tokyu Fudosan Holdings Corp	33,100	223	Zalando SE (a),(d)	5,574	189
UOL Group Ltd	30,800	133
Vonovia SE	30,072	931			$23,218
Wheelock & Co Ltd	58,000	251	Semiconductors - 0.83%
		$13,053	ARM Holdings PLC	90,634	1,536
			ASM Pacific Technology Ltd	15,500	118
REITS - 1.64%			ASML Holding NV	22,371	2,070
Ascendas Real Estate Investment Trust	132,000	223	Infineon Technologies AG	72,877	1,070
British Land Co PLC/The	62,821	789	NXP Semiconductors NV (a)	7,717	721
CapitaLand Commercial Trust Ltd	133,200	124
CapitaLand Mall Trust	156,500	211	Rohm Co Ltd	6,200	333
			STMicroelectronics NV	41,133	299
Dexus Property Group	62,651	347	Tokyo Electron Ltd	10,900	725
Fonciere Des Regions	1,933	171
Gecina SA	2,241	271			$6,872
Goodman Group	114,231	503	Shipbuilding - 0.04%
GPT Group/The	114,716	382	Sembcorp Industries Ltd	63,400	146
Hammerson PLC	50,621	465	Sembcorp Marine Ltd	54,000	79
ICADE	2,147	152	Yangzijiang Shipbuilding Holdings Ltd	123,700	96
Intu Properties PLC	60,498	295			$321
Japan Prime Realty Investment Corp	53	183
Japan Real Estate Investment Corp	84	399	Software - 1.00%
Japan Retail Fund Investment Corp	156	299	Amadeus IT Holding SA	28,319	1,135
			Check Point Software Technologies Ltd (a)	4,376	382
Klepierre	14,200	645
Land Securities Group PLC	51,023	946	Dassault Systemes	8,240	656
Link REIT	145,500	883	GungHo Online Entertainment Inc	27,300	84
Mirvac Group	238,857	321	Konami Holdings Corp	6,000	140
Nippon Building Fund Inc	90	425	Nexon Co Ltd	8,200	131
Nippon Prologis REIT Inc	95	166	Oracle Corp Japan	2,500	122
Nomura Real Estate Master Fund Inc	228	275	Sage Group PLC/The	69,610	614
Scentre Group	343,605	990	SAP SE	63,425	5,008
Segro PLC	48,239	320			$8,272
Stockland	153,434	443	Storage & Warehousing - 0.01%
Suntec Real Estate Investment Trust	153,800	167	Mitsubishi Logistics Corp	7,000	98
Unibail-Rodamco SE	6,363	1,634
United Urban Investment Corp	169	225
Vicinity Centres	217,152	425	Telecommunications - 5.46%
Westfield Corp	127,404	881	Alcatel-Lucent (a)	182,290	717
		$13,560	Bezeq The Israeli Telecommunication Corp	124,280	267
			Ltd
Retail - 2.81%			BT Group PLC	540,182	4,031
ABC-Mart Inc	1,800	98	Deutsche Telekom AG	208,104	3,836
Aeon Co Ltd	42,100	653	Elisa OYJ	9,178	342
Cie Financiere Richemont SA	33,687	2,517	Eutelsat Communications SA	10,985	328
Citizen Holdings Co Ltd	17,000	126	Hikari Tsushin Inc	1,200	86
CK Hutchison Holdings Ltd	174,132	2,279	HKT Trust & HKT Ltd	169,980	215
Dixons Carphone PLC	63,162	461

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)			Water (continued)
Inmarsat PLC	29,013	$487	Suez Environnement Co	19,205	$364
KDDI Corp	112,800	2,798	United Utilities Group PLC	44,005	641
Koninklijke KPN NV	206,686	786	Veolia Environnement SA	29,030	695
Millicom International Cellular SA	4,060	239			$2,218
NICE-Systems Ltd	3,676	223	TOTAL COMMON STOCKS		$812,860
Nippon Telegraph & Telephone Corp	48,300	1,793	INVESTMENT COMPANIES - 0.68%	Shares Held	Value (000	's)
Nokia OYJ	237,381	1,712
NTT DOCOMO Inc	92,100	1,742	Publicly Traded Investment Fund - 0.68%
Orange SA	128,210	2,214	Morgan Stanley Institutional Liquidity Funds -	5,624,518	5,625
PCCW Ltd	268,000	162	Government Portfolio
Proximus SADP	9,815	324
SES SA	21,066	584	TOTAL INVESTMENT COMPANIES		$5,625
Singapore Telecommunications Ltd	514,400	1,396	PREFERRED STOCKS - 0.48%	Shares Held	Value (000	's)
SoftBank Group Corp	61,900	3,283	Automobile Manufacturers - 0.30%
Spark New Zealand Ltd	118,090	259	Bayerische Motoren Werke AG	3,516	294
StarHub Ltd	39,000	100	Porsche Automobil Holding SE	9,881	518
Swisscom AG	1,670	822	Volkswagen AG	11,977	1,660
TDC A/S	52,402	275			$2,472
Tele2 AB	20,595	209
Telecom Italia SpA	388,898	447	Chemicals - 0.02%
Telecom Italia SpA (a)	740,539	957	FUCHS PETROLUB SE	4,485	212
Telefonaktiebolaget LM Ericsson	196,400	1,906
Telefonica Deutschland Holding AG	38,392	216
Telefonica SA	290,840	3,580	Consumer Products - 0.16%
Telefonica SA - Rights (a)	284,212	103	Henkel AG & Co KGaA	11,497	1,304
Telenor ASA	48,449	842
TeliaSonera AB	167,665	824	TOTAL PREFERRED STOCKS		$3,988
Telstra Corp Ltd	276,146	1,068	Total Investments		$822,473
TPG Telecom Ltd	18,550	138	Other Assets in Excess of Liabilities, Net - 0.39%		$3,218
Vodafone Group PLC	1,713,256	5,766	TOTAL NET ASSETS - 100.00%		$825,691
		$45,077

Toys, Games & Hobbies - 0.17%			(a) Non-Income Producing Security
Bandai Namco Holdings Inc	11,300	252	(b)		Fair value of these investments is determined in good faith by the Manager
Nintendo Co Ltd	6,800	1,045	under procedures established and periodically reviewed by the Board of
Sanrio Co Ltd	3,200	77	Directors. At the end of the period, the fair value of these securities totaled
		$1,374	$0 or 0.00% of net assets.
			(c)		Security is Illiquid. At the end of the period, the value of these securities
Transportation - 1.89%			totaled $673 or 0.08% of net assets.
AP Moeller - Maersk A/S - A shares	245	367	(d)		Security exempt from registration under Rule 144A of the Securities Act of
AP Moeller - Maersk A/S - B shares	446	679	1933. These securities may be resold in transactions exempt from
Asciano Ltd	40,914	252	registration, normally to qualified institutional buyers. At the end of the
Aurizon Holdings Ltd	136,945	550	period, the value of these securities totaled $1,592 or 0.19% of net assets.
Central Japan Railway Co	9,200	1,644
ComfortDelGro Corp Ltd	138,600	288
Deutsche Post AG	62,530	1,821
DSV A/S	12,423	483
East Japan Railway Co	21,500	2,031
Groupe Eurotunnel SE	30,169	385
Hankyu Hanshin Holdings Inc	73,000	467
Kamigumi Co Ltd	15,000	132
Keihan Electric Railway Co Ltd	33,000	220
Keikyu Corp	30,000	243
Keio Corp	37,000	304
Keisei Electric Railway Co Ltd	18,000	216
Kintetsu Group Holdings Co Ltd	116,000	445
Kuehne + Nagel International AG	3,484	470
Mitsui OSK Lines Ltd	73,000	190
MTR Corp Ltd	93,000	432
Nagoya Railroad Co Ltd	56,000	226
Nippon Express Co Ltd	53,000	240
Nippon Yusen KK	103,000	268
Odakyu Electric Railway Co Ltd	40,000	407
Royal Mail PLC	58,082	425
Seibu Holdings Inc	7,600	160
TNT Express NV	31,880	260
Tobu Railway Co Ltd	65,000	317
Tokyu Corp	72,000	559
West Japan Railway Co	10,500	663
Yamato Holdings Co Ltd	22,000	420
		$15,564

Water - 0.27%
Severn Trent PLC	15,280	518

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2015 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		22.51%
United Kingdom		17.99%
France		9.57%
Switzerland		9.34%
Germany		8.97%
Australia		6.46%
Netherlands		3.42%
Spain		3.19%
Hong Kong		2.86%
Sweden		2.80%
Italy		2.14%
United States		2.07%
Denmark		1.77%
Belgium		1.39%
Singapore		1.17%
Ireland		0.87%
Finland		0.86%
Israel		0.70%
Norway		0.56%
Luxembourg		0.22%
Austria		0.17%
New Zealand		0.14%
Portugal		0.14%
South Africa		0.11%
Macao		0.09%
Jersey, Channel Islands		0.05%
Mexico		0.02%
Chile		0.02%
China		0.01%
Other Assets in Excess of Liabilities, Net		0.39%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2015	Long	56	$4,785	$4,883	$98
Total					$98

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
International Small Company Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 97.59%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.61%			Cosmetics & Personal Care (continued)
Stroeer SE	1,408	$84	Pola Orbis Holdings Inc	1,700	$119
Teleperformance	1,858	154			$255
		$238	Distribution & Wholesale - 1.66%
Airlines - 0.85%			Entertainment One Ltd	20,096	65
Air Canada (a)	7,900	62	Inchcape PLC	10,228	121
Air New Zealand Ltd	35,442	63	Trusco Nakayama Corp	1,600	60
		$125			$246

Apparel - 0.97%			Diversified Financial Services - 3.09%
Gunze Ltd	18,000	54	Aldermore Group PLC (a)	14,876	53
Moncler SpA	5,829	89	Century Tokyo Leasing Corp	2,500	86
		$143	Euronext NV (b)	1,262	63
			Henderson Group PLC	23,434	109
Automobile Parts & Equipment - 4.13%			Intermediate Capital Group PLC	10,651	98
Brembo SpA	2,445	112	Tokai Tokyo Financial Holdings Inc	8,000	48
Georg Fischer AG	149	97			$457
Norma Group SE	1,239	68
Plastic Omnium SA	2,895	85	Electric - 1.35%
Tokai Rika Co Ltd	3,600	83	ERG SpA	5,026	63
Toyo Tire & Rubber Co Ltd	3,500	76	Hera SpA	31,481	80
Unipres Corp	3,790	90	Iren SpA	36,116	56
		$611			$199

Banks - 4.24%			Electrical Components & Equipment - 1.92%
77 Bank Ltd/The	15,000	77	Fujikura Ltd	18,000	102
Aareal Bank AG	2,665	90	Gamesa Corp Tecnologica SA	6,734	118
Gunma Bank Ltd/The	12,000	72	Mabuchi Motor Co Ltd	1,100	63
Israel Discount Bank Ltd (a)	47,151	87			$283
Joyo Bank Ltd/The	16,000	74	Electronics - 2.59%
OneSavings Bank PLC	5,270	30	Alps Electric Co Ltd	2,300	72
Suruga Bank Ltd	4,600	93	dorma+kaba Holding AG	161	104
Sydbank A/S	3,177	104	Osaki Electric Co Ltd	9,000	49
		$627	Taiyo Yuden Co Ltd	5,500	90
Beverages - 1.78%			Tokyo Seimitsu Co Ltd	3,000	67
Britvic PLC	6,545	70			$382
Royal Unibrew A/S	2,398	99	Engineering & Construction - 2.77%
Treasury Wine Estates Ltd	17,203	94	Kandenko Co Ltd	8,000	55
		$263	Keller Group PLC	3,547	44
Biotechnology - 1.51%			Kinden Corp	5,200	71
Concordia Healthcare Corp	2,328	90	Nippo Corp	5,000	85
Genmab A/S (a)	1,036	133	WSP Global Inc	3,355	113
		$223	Yokogawa Bridge Holdings Corp	3,800	42
					$410
Building Materials - 1.76%
Buzzi Unicem SpA	5,329	96	Entertainment - 1.82%
Kingspan Group PLC	4,463	117	Betfair Group PLC	2,278	126
Nichiha Corp	3,300	47	Betsson AB (a)	5,774	98
		$260	Evolution Gaming Group AB (a),(b)	1,366	45
					$269
Chemicals - 2.47%
DIC Corp	39,000	113	Food - 1.30%
LANXESS AG	1,582	80	Ezaki Glico Co Ltd	1,600	80
Nippon Shokubai Co Ltd	700	53	Greencore Group PLC	13,229	67
Symrise AG	1,110	75	Select Harvests Ltd	6,763	45
Synthomer PLC	9,143	44			$192
		$365	Forest Products & Paper - 2.19%
Commercial Services - 3.71%			BillerudKorsnas AB	5,453	104
Ashtead Group PLC	5,101	84	Metsa Board OYJ	6,876	50
CTT-Correios de Portugal SA	5,628	52	Mondi PLC	2,814	65
Kanamoto Co Ltd	3,200	74	Smurfit Kappa Group PLC	3,860	105
Loomis AB	3,470	116			$324
Northgate PLC	6,846	41	Gas - 0.92%
Rentokil Initial PLC	48,949	118	Rubis SCA	1,706	136
Societa Iniziative Autostradali e Servizi SpA	5,859	63
		$548
			Hand & Machine Tools - 0.70%
Computers - 0.84%			KUKA AG	1,172	103
DTS Corp	1,900	45
NS Solutions Corp	1,700	79
		$124	Healthcare - Products - 0.70%
			Fisher & Paykel Healthcare Corp Ltd	18,786	104
Cosmetics & Personal Care - 1.73%
Lion Corp	13,000	136

See accompanying notes

Schedule of Investments
International Small Company Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 1.52%			Packaging & Containers - 1.12%
Eurofins Scientific SE	267	$100	CCL Industries Inc	552	$92
Orpea	1,582	125	Orora Ltd	45,213	73
		$225			$165

Home Builders - 2.62%			Pharmaceuticals - 3.86%
Bellway PLC	3,122	123	Hikma Pharmaceuticals PLC	3,410	111
Galliford Try PLC	4,388	97	Ipsen SA	1,496	96
Haseko Corp	6,500	73	Kaken Pharmaceutical Co Ltd	1,300	92
Redrow PLC	13,801	94	Nippon Shinyaku Co Ltd	2,000	82
		$387	Recordati SpA	4,529	113
			UDG Healthcare PLC	9,507	77
Home Furnishings - 2.00%					$571
Howden Joinery Group PLC	17,616	138
Pace PLC	13,779	83	Pipelines - 0.49%
Zojirushi Corp	4,600	75	Enbridge Income Fund Holdings Inc	3,291	72
		$296

Insurance - 1.52%			Private Equity - 0.66%
Beazley PLC	20,566	122	3i Group PLC	12,939	98
Direct Line Insurance Group PLC	16,649	103
		$225	Real Estate - 5.98%
Internet - 1.98%			BUWOG AG (a)	2,716	54
Just Eat PLC (a)	11,602	77	Grand City Properties SA	4,883	101
Rightmove PLC	2,166	130	Hemfosa Fastigheter AB	7,902	84
United Internet AG	1,592	85	K Wah International Holdings Ltd	84,000	36
			LEG Immobilien AG (a)	1,495	118
		$292
			Regus PLC	20,950	110
Investment Companies - 0.49%			Shun Tak Holdings Ltd	96,000	37
Leonteq AG (a)	480	72	Sponda OYJ	9,077	37
			ST Modwen Properties PLC	11,048	72
Iron & Steel - 0.54%			UNITE Group PLC/The	7,704	78
BlueScope Steel Ltd	26,743	80	UOL Group Ltd	19,300	83
			Wheelock & Co Ltd	17,000	74
					$884
Leisure Products & Services - 0.35%
Daiichikosho Co Ltd	1,600	52	REITS - 5.38%
			Allied Properties Real Estate Investment Trust	2,059	51
			Great Portland Estates PLC	8,161	108
Lodging - 0.86%			Hibernia REIT PLC	39,669	58
Star Entertainment Grp Ltd/The	36,672	127	Hulic Reit Inc	39	52
			Japan Hotel REIT Investment Corp	120	87
Machinery - Diversified - 2.80%			MCUBS MidCity Investment Corp	18	55
Daihen Corp	8,000	36	Merlin Properties Socimi SA	9,398	117
Duerr AG	1,127	97	Orix JREIT Inc	66	86
Ebara Corp	23,000	113	Segro PLC	14,228	95
Makino Milling Machine Co Ltd	10,000	82	Smart Real Estate Investment Trust	3,600	86
Tsubakimoto Chain Co	11,000	86			$795
		$414	Retail - 6.26%
Media - 0.58%			Amplifon SpA	11,889	91
Cogeco Cable Inc	1,746	85	Aoyama Trading Co Ltd	2,300	85
			DCM Holdings Co Ltd	11,700	80
			Dixons Carphone PLC	13,762	101
Mining - 1.58%			Dollarama Inc	1,460	98
Boliden AB	4,211	77	Domino's Pizza Group PLC	6,194	98
Detour Gold Corp (a)	4,490	47
			Izumi Co Ltd	1,400	55
Independence Group NL	17,036	30	K's Holdings Corp	2,300	84
Northern Star Resources Ltd	20,699	37	Tsuruha Holdings Inc	1,500	134
OceanaGold Corp	21,673	42	Valor Holdings Co Ltd	4,200	99
		$233			$925

Miscellaneous Manufacturers - 0.95%			Semiconductors - 0.89%
Aalberts Industries NV	2,867	95	Dialog Semiconductor PLC (a)	2,477	92
Senior PLC	12,315	46	Tower Semiconductor Ltd (a)	2,535	40
		$141			$132

Oil & Gas - 3.35%			Software - 2.20%
Bankers Petroleum Ltd (a)	21,524	25
			Constellation Software Inc/Canada	182	78
Caltex Australia Ltd	3,790	94	IT Holdings Corp	3,700	90
DCC PLC	1,814	163	NetEnt AB (a)	1,654	98
Parex Resources Inc (a)	6,567	54
Raging River Exploration Inc (a)	9,989	65	Nexon Co Ltd	3,700	59
					$325
TORC Oil & Gas Ltd	5,423	26
Whitecap Resources Inc	7,919	68	Telecommunications - 1.00%
		$495	Freenet AG	3,077	104

See accompanying notes

		Schedule of Investments
		International Small Company Fund
		November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Telecommunications (continued)
Hitachi Kokusai Electric Inc	3,000	$44
		$148
Transportation - 2.00%
Euronav NV	6,413	82
Fukuyama Transporting Co Ltd	11,000	53
National Express Group PLC	15,319	74
Seino Holdings Co Ltd	8,500	86
		$295
TOTAL COMMON STOCKS		$14,421
INVESTMENT COMPANIES - 2.17%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 2.17%
Goldman Sachs Financial Square Funds -	320,985	321
Government Fund

TOTAL INVESTMENT COMPANIES		$321
PREFERRED STOCKS - 0.58%	Shares Held	Value (000	's)
Machinery - Diversified - 0.58%
Jungheinrich AG	1,086	84

TOTAL PREFERRED STOCKS		$84
Total Investments		$14,826
Liabilities in Excess of Other Assets, Net - (0.34)%			$(49)
TOTAL NET ASSETS - 100.00%		$14,777

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $108 or 0.73% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	27.73%
United Kingdom	18.73%
Canada	7.96%
Germany	6.70%
Italy	5.17%
Australia	4.21%
Sweden	4.21%
France	4.02%
Ireland	3.99%
Denmark	2.27%
United States	2.17%
Luxembourg	2.10%
Switzerland	1.85%
Spain	1.58%
New Zealand	1.13%
Netherlands	1.06%
Hong Kong	0.99%
Israel	0.86%
Jordan	0.75%
Finland	0.58%
Belgium	0.56%
Singapore	0.56%
South Africa	0.44%
Austria	0.37%
Portugal	0.35%
Liabilities in Excess of Other Assets, Net	(0.34)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 1.62%	Shares Held	Value (000's )		Principal
			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 1.62%
Market Vectors High Yield Municipal Index	17,000	$523	Florida - 2.37%
ETF			Orange County Housing Finance Authority
Market Vectors Short High-Yield Municipal	14,000	347	7.00%, 10/01/2025	$500	$508
Index ETF			Orange County Industrial Development
SPDR Nuveen S&P High Yield Municipal	3,040	173	Authority/FL
Bond ETF			8.00%, 07/01/2036(a)	1,000	1,019
		$1,043			$1,527
TOTAL COMMON STOCKS		$1,043	Georgia - 0.89%
	Principal		City of Atlanta GA
BONDS- 0.79%	Amount (000's) Value (000's)		7.38%, 01/01/2031	500	573
U.S. Municipals - 0.79%
Oglala Sioux Tribe			Illinois - 10.07%
5.75%, 10/01/2025(a)	$500	$510	Chicago Board of Education
			5.25%, 12/01/2035	800	756
TOTAL BONDS		$510	Chicago O'Hare International Airport
	Principal		5.00%, 01/01/2033	1,250	1,414
MUNICIPAL BONDS - 100.32%	Amount (000's) Value (000's)		City of Chicago IL
Arizona - 2.54%			5.50%, 01/01/2033	1,000	1,056
Navajo Nation			5.50%, 01/01/2042	300	314
5.50%, 12/01/2030(a)	$1,500	$1,637	City of Chicago IL Wastewater Transmission
			Revenue
			5.00%, 01/01/2039	1,200	1,292
California - 23.82%			City of Chicago IL Waterworks Revenue
Abag Finance Authority for Nonprofit Corps			5.00%, 11/01/2025	500	565
5.00%, 08/01/2043	500	559	State of Illinois
California Educational Facilities Authority			5.50%, 07/01/2027	1,000	1,099
5.00%, 10/01/2038(b)	900	995			$6,496
5.00%, 01/01/2039(b)	1,730	1,894
California Pollution Control Financing			Indiana - 1.01%
Authority			Indiana Finance Authority
4.30%, 07/01/2040	1,000	1,022	5.00%, 10/01/2044	300	317
California Statewide Communities			Town of Shoals IN
Development Authority (credit support from			7.25%, 11/01/2043	300	333
GNMA COLL)					$650
4.90%, 07/20/2039(c)	500	531
			Iowa- 1.64%
California Statewide Financing Authority			Iowa Finance Authority
6.00%, 05/01/2043	1,000	1,018	5.00%, 12/01/2019	1,000	1,058
Golden State Tobacco Securitization Corp
5.75%, 06/01/2047	1,700	1,564
La Verne Public Financing Authority			Louisiana - 3.77%
7.25%, 09/01/2026	700	702	Juban Crossing Economic Development
Morongo Band of Mission Indians/The			District
6.50%, 03/01/2028(a)	825	909	7.00%, 09/15/2044(a)	1,000	1,016
Oakland Unified School District/Alameda			Louisiana Public Facilities Authority
County			7.00%, 07/01/2024(a)	1,000	1,004
5.00%, 08/01/2035	1,225	1,370	8.38%, 07/01/2039	400	413
Sacramento Area Flood Control					$2,433
Agency (credit support from BAM)			Maryland - 1.65%
5.00%, 10/01/2039(c)	500	565
			City of Westminster MD
San Diego Community College District			6.25%, 07/01/2044	600	647
5.25%, 08/01/2033(b)	1,050	1,195
			Maryland Economic Development Corp
San Diego Unified School District/CA
5.00%,07/01/2040 (d)	1,175	1,356	5.38%, 06/01/2025	390	422
University of California					$1,069
5.25%, 05/15/2039(b)	1,257	1,412	Michigan - 1.70%
5.25%, 05/15/2039(b)	243	278	Wayne County Airport Authority
		$15,370	5.00%, 12/01/2045	1,000	1,095

Colorado - 5.68%
Colorado Health Facilities Authority			Minnesota - 1.71%
4.00%, 01/15/2045	450	452	Housing & Redevelopment Authority of The
5.00%, 05/15/2040(d)	1,000	1,099	City of St Paul Minnesota
5.00%, 05/15/2045(d)	1,000	1,094	5.00%, 11/15/2030	1,000	1,105
Promenade Castle Rock Metropolitan District
No 1			Missouri - 0.76%
5.75%, 12/01/2039	1,000	1,017	City of St Louis MO Airport Revenue (credit
		$3,662	support from NATL)
Connecticut - 1.37%			5.50%, 07/01/2028(c)	400	490
Mohegan Tribal Finance Authority
7.00%, 02/01/2045(a)	1,000	882
			New Jersey - 9.21%
			Casino Reinvestment Development Authority
			5.25%, 11/01/2039	250	252

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

New Jersey (continued)			Texas (continued)
Essex County Improvement Authority			Gregg County Health Facilities Development
5.25%, 07/01/2045(a)	$1,300	$1,337	Corp
New Jersey Economic Development			5.00%, 10/01/2016	$400		$404
Authority			New Hope Cultural Education Facilities Corp
5.25%, 06/15/2040	1,000	1,050	5.00%, 07/01/2030	500		534
5.63%, 11/15/2030	1,000	1,119	5.00%, 07/01/2047	1,500		1,543
New Jersey Educational Facilities			North Texas Tollway Authority
Authority (credit support from AGM)			5.00%, 01/01/2045	615		689
5.00%, 07/01/2034(c)	1,000	1,126	Texas Private Activity Bond Surface
New Jersey Transportation Trust Fund			Transportation Corp
Authority			6.88%, 12/31/2039	550		645
5.25%, 06/15/2032	1,000	1,061	7.00%, 12/31/2038	300		372
		$5,945				$6,449

New York - 6.78%			Virginia - 2.12%
Brooklyn Arena Local Development Corp			County of Botetourt VA
6.25%, 07/15/2040	480	544	6.00%, 07/01/2044	1,000		1,030
Metropolitan Transportation Authority			Fairfax County Industrial Development
5.00%, 11/15/2034	1,000	1,154	Authority
New York Liberty Development Corp			5.00%, 05/15/2035(b)	300		336
5.25%, 10/01/2035	1,280	1,525				$1,366
New York State Dormitory Authority
5.00%, 12/01/2040(a)	1,100	1,155	Washington - 0.40%
		$4,378	Port of Seattle Industrial Development Corp
			5.00%, 04/01/2030	250		261
North Carolina - 1.57%
North Carolina Medical Care Commission
5.25%, 10/01/2035	1,000	1,016	Wisconsin - 0.96%
			Public Finance Authority
			5.25%, 04/01/2030	600		618
Ohio- 1.19%
Ohio Water Development Authority			TOTAL MUNICIPAL BONDS			$64,738
4.00%, 01/01/2034	750	769	Total Investments			$66,291
			Liability for Floating Rate Notes Issued in Conjunction with
Oklahoma - 0.51%			Securities Held - (4.75)%
Tulsa Airports Improvement Trust			Notes with interest rates of 0.02% - 0.03% at	$(3,065	) $	(3,065)
5.00%, 06/01/2035	300	331	November 30, 2015 and contractual maturity
			of collateral from 2017-2020.(e)
			Total Net Investments			$63,226
Oregon - 0.85%			Other Assets in Excess of Liabilities, Net - 2.02%			$1,302
Warm Springs Reservation Confederated			TOTAL NET ASSETS - 100.00%			$64,528
Tribe
6.38%, 11/01/2033	500	547
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Pennsylvania - 6.47%			1933. These securities may be resold in transactions exempt from
Allegheny County Industrial Development			registration, normally to qualified institutional buyers. At the end of the
Authority			period, the value of these securities totaled $9,469 or 14.67% of net assets.
6.00%, 07/15/2038	400	422	(b)	Security or portion of underlying security related to Inverse Floaters
City of Scranton PA			entered into by the Fund. See Notes to Financial Statements for additional
8.50%, 09/01/2022	200	209	information.
Lancaster County Hospital Authority/PA			(c)	Credit support indicates investments that benefit from credit enhancement
5.00%, 07/01/2045	1,250	1,273	or liquidity support provided by a third party bank, institution, or
Pennsylvania Economic Development			government agency.
Financing Authority			(d)	Security purchased on a when-issued basis.
5.50%, 11/01/2044	1,000	1,030	(e)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.00%, 06/01/2031	500	500	effect at November 30, 2015.
Pottsville Hospital Authority/PA
6.50%, 07/01/2028	700	751
		$4,185	Portfolio Summary (unaudited)
Tennessee - 1.28%			Sector			Percent
Chattanooga Health Educational & Housing			Revenue Bonds			79.54%
Facility Board			General Obligation Unlimited			11.39%
5.00%, 10/01/2030	250	278	Insured			4.20%
5.00%, 10/01/2035	500	548	General Obligation Limited			3.45%
		$826	Exchange Traded Funds			1.62%
			Tax Allocation			0.89%
Texas- 10.00%			Prerefunded			0.85%
City of Dallas TX			Government			0.79%
5.00%, 02/15/2027(d)	1,000	1,207	Liability For Floating Rate Notes Issued			(4.75)%
City of Houston TX Airport System Revenue			Other Assets in Excess of Liabilities, Net			2.02%
4.50%, 07/01/2020	1,000	1,055	TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 95.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.35%			Forest Products & Paper - 2.06%
Smiles SA	322,879	$2,987	Mondi PLC	756,001	$17,570

Agriculture - 1.77%			Holding Companies - Diversified - 0.85%
KT&G Corp	163,411	15,091	Siam Cement PCL/The	579,400	7,249

Airlines - 0.56%			Home Furnishings - 2.06%
Air Arabia PJSC	14,586,749	4,799	Skyworth Digital Holdings Ltd	9,500,000	6,284
			Steinhoff International Holdings Ltd	1,919,158	11,235
					$17,519
Apparel - 0.60%
Makalot Industrial Co Ltd	750,000	5,125	Insurance - 8.91%
			Cathay Financial Holding Co Ltd	5,532,000	7,738
			China Life Insurance Co Ltd	2,273,000	7,854
Banks - 5.28%			China Life Insurance Co Ltd/Taiwan	15,592,500	12,620
Abu Dhabi Commercial Bank PJSC	7,500,000	12,722	People's Insurance Co Group of China Ltd/The	26,943,505	13,895
Bank Rakyat Indonesia Persero Tbk PT	646,400	503
China CITIC Bank Corp Ltd (a)	6,310,893	3,979	PICC Property & Casualty Co Ltd	10,143,927	21,968
			Ping An Insurance Group Co of China Ltd	1,448,400	7,946
China Construction Bank Corp	14,894,428	10,260	Porto Seguro SA	461,243	3,879
China Merchants Bank Co Ltd	5,902,245	13,868
Dubai Islamic Bank PJSC	2,102,000	3,654			$75,900
		$44,986	Internet - 5.32%

Building Materials - 0.00%			Tencent Holdings Ltd	2,281,905	45,347
China Singyes Solar Technologies Holdings	53,000	36
Ltd			Leisure Products & Services - 0.52%
			Hana Tour Service Inc	45,000	4,462

Chemicals - 2.24%
LG Chem Ltd	39,524	10,826	Lodging - 1.04%
PTT Global Chemical PCL	5,552,100	8,267	Kangwon Land Inc	267,581	8,820
		$19,093

Commercial Services - 1.83%			Machinery - Diversified - 0.76%
New Oriental Education & Technology Group	385,300	11,182	Hollysys Automation Technologies Ltd	314,710	6,480
Inc ADR
Zhejiang Expressway Co Ltd	3,630,000	4,413	Metal Fabrication & Hardware - 2.25%
		$15,595	Catcher Technology Co Ltd	397,026	19,166
Computers - 3.60%
Cognizant Technology Solutions Corp (a)	310,000	20,020
			Mining - 0.94%
Foxconn Technology Co Ltd	4,760,300	10,638	MMC Norilsk Nickel PJSC ADR	593,069	7,977
		$30,658

Diversified Financial Services - 6.49%			Miscellaneous Manufacturers - 5.46%
CTBC Financial Holding Co Ltd	26,026,156	13,629	CRRC Corp Ltd	4,192,270	5,372
E.Sun Financial Holding Co Ltd	10,500,000	6,318	Largan Precision Co Ltd	125,433	9,740
Fubon Financial Holding Co Ltd	8,196,528	13,031	Sunny Optical Technology Group Co Ltd	6,710,025	15,191
Mega Financial Holding Co Ltd	10,524,000	7,256	Zhuzhou CSR Times Electric Co Ltd	2,461,200	16,263
Mega Financial Holding Co Ltd - Rights	1,722,119	79			$46,566
(a),(b),(c)
Noah Holdings Ltd ADR(a)	227,000	7,473	Oil & Gas - 1.36%
Taishin Financial Holding Co Ltd	21,227,251	7,539	Tupras Turkiye Petrol Rafinerileri AS (a)	470,000	11,587
		$55,325

Electric - 1.50%			Pharmaceuticals - 7.50%
China Resources Power Holdings Co Ltd	2,360,425	4,439	Dr Reddy's Laboratories Ltd ADR	344,457	16,135
Huaneng Power International Inc	9,520,090	8,331	Glenmark Pharmaceuticals Ltd P-Note	362,000	5,327
			(a),(b),(c),(d)
		$12,770
			Richter Gedeon Nyrt	468,000	8,883
Electronics - 4.95%			Sino Biopharmaceutical Ltd	29,369,611	27,652
AAC Technologies Holdings Inc	1,887,518	13,268	Sinopharm Group Co Ltd	1,420,000	5,957
Hon Hai Precision Industry Co Ltd	2,540,758	13,772			$63,954
Pegatron Corp	3,612,393	9,511
Zhen Ding Technology Holding Ltd	1,983,954	5,613	Real Estate - 1.44%
		$42,164	China Overseas Land & Investment Ltd	3,631,700	12,028
			China Overseas Property Holdings Ltd (a)	1,210,566	233
Engineering & Construction - 1.63%					$12,261
KEPCO Plant Service & Engineering Co Ltd	75,842	6,610
Promotora y Operadora de Infraestructura	340,000	4,120	Retail - 4.30%
SAB de CV (a)			ANTA Sports Products Ltd	5,906,800	17,943
TAV Havalimanlari Holding AS	434,325	3,131	Foschini Group Ltd/The	420,955	3,773
		$13,861	Lojas Renner SA	1,455,500	6,583
			Raia Drogasil SA	812,100	8,322
Food - 2.22%					$36,621
JBS SA	3,216,200	10,325
SPAR Group Ltd/The	685,312	8,597	Semiconductors - 8.58%
		$18,922	Samsung Electronics Co Ltd	50,672	28,169

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd	1,973,417	$44,915
ADR
$73,084

Software - 2.93%
NetEase Inc ADR	149,635	24,938

Telecommunications - 4.00%
China Mobile Ltd	2,451,143	28,043
Chunghwa Telecom Co Ltd	1,985,000	6,066
$34,109

Water - 2.39%
Guangdong Investment Ltd	14,940,764	20,390

TOTAL COMMON STOCKS	$815,412
INVESTMENT COMPANIES - 4.40%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 4.40%
First American Government Obligations Fund	37,477,364	37,477

TOTAL INVESTMENT COMPANIES	$37,477
Total Investments	$852,889
Liabilities in Excess of Other Assets, Net - (0.09)%	$(740)
TOTAL NET ASSETS - 100.00%	$852,149

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $5,406 or 0.63% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$5,406 or 0.63% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,327 or 0.63% of net assets.

Portfolio Summary (unaudited)
Country	Percent
China	30.75%
Taiwan, Province Of China	22.61%
Hong Kong	11.62%
Korea, Republic Of	8.69%
United States	6.75%
South Africa	4.83%
Brazil	3.77%
India	2.52%
United Arab Emirates	2.48%
Thailand	1.82%
Turkey	1.73%
Hungary	1.04%
Russian Federation	0.94%
Mexico	0.48%
Indonesia	0.06%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; December 2015	Long	946	$38,810	$38,786	$(24)
Total	$(24)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 4.18%	Shares Held	Value (000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 4.18%				Diversified Financial Services (continued)
Goldman Sachs Financial Square Funds -	212,200,059	$212,200		RBS Capital Funding Trust V (a)	16,764	$416
Government Fund						$49,911
				Electric - 2.14%
TOTAL INVESTMENT COMPANIES		$212,200		Alabama Power Co (a)	89,000	2,421
CONVERTIBLE PREFERRED STOCKS -				DTE Energy Co 5.25%	313,300	7,717
1.40%	Shares Held	Value (000	's)	Duke Energy Corp	362,408	9,205
Banks - 1.40%				Entergy Arkansas Inc 4.90%	241,096	5,972
Wells Fargo & Co (a)	60,982	71,197		Entergy Arkansas Inc 5.75%	35,363	901
				Entergy Louisiana LLC 4.70%	165,100	3,961
TOTAL CONVERTIBLE PREFERRED STOCKS		$71,197		Entergy Louisiana LLC 5.25%	237,355	6,067
PREFERRED STOCKS - 37.00%	Shares Held	Value (000	's)	Entergy Louisiana LLC 5.88%	1,981	50
				Entergy Mississippi Inc	70,689	1,830
Banks - 12.46%				Entergy New Orleans Inc	3,299	85
AgriBank FCB (a)	61,700	6,531		Entergy Texas Inc	15,618	407
Bank of America Corp 6.38%; Series III (a)	26,378	674		Georgia Power Co 6.50% (a)	97,900	10,348
Bank of America Corp 6.50%; Series Y (a)	490	13		Gulf Power Co 6.00% (a)	60,914	6,075
Bank of America Corp 6.63%; Series I (a)	201,813	5,413		Gulf Power Co 6.45% (a)	4,600	464
Bank of New York Mellon Corp/The (a)	139,534	3,628		Interstate Power & Light Co (a)	485,100	12,297
Barclays Bank PLC 7.10% (a)	1,014,169	26,297		NextEra Energy Capital Holdings Inc - Series	322,465	8,191
Barclays Bank PLC 7.75% (a)	607,340	15,924		G
Barclays Bank PLC 8.13% (a)	249,031	6,587		NextEra Energy Capital Holdings Inc - Series	170,585	4,367
Capital One Financial Corp (a)	573,401	14,559		H
Citigroup Inc 6.88%; Series K (a)	493,542	13,429		NextEra Energy Capital Holdings Inc - Series	666,456	16,328
Citigroup Inc 6.88%; Series L (a)	9,618	258		I
CoBank ACB 6.13% (a)	8,000	756		NextEra Energy Capital Holdings Inc 5.00%	491,093	11,845
CoBank ACB 6.20% (a)	65,000	6,588		PPL Capital Funding Inc	735	19
CoBank ACB 6.25% (a),(b)	296,500	30,558				$108,550
Countrywide Capital IV	682,448	17,634
Countrywide Capital V	218,131	5,661		Food - 0.48%
Cullen/Frost Bankers Inc (a)	280,021	7,152		Dairy Farmers of America Inc (a),(b)	232,500	23,236
Deutsche Bank Contingent Capital Trust II (a)	2,083,257	53,852		Dairy Farmers of America Inc 7.88% (a),(b)	12,000	1,256
Deutsche Bank Contingent Capital Trust III (a)	528,498	14,047				$24,492
FirstMerit Corp (a)	331,400	8,421
Goldman Sachs Group Inc/The (a)	774,944	19,536		Hand & Machine Tools - 0.57%
HSBC Holdings PLC 6.20% (a)	1,047,474	26,847		Stanley Black & Decker Inc	1,104,374	28,636
HSBC Holdings PLC 8.00% (a)	568,600	14,573
HSBC USA Inc 6.50% (a)	2,085,705	54,249		Insurance - 8.25%
ING Groep NV 6.13% (a)	57,950	1,486		Aegon NV 4.00% (a)	66,900	1,600
ING Groep NV 6.38% (a)	834,730	21,302		Aegon NV 6.38% (a)	975,042	24,873
ING Groep NV 7.05% (a)	1,019,994	26,775		Aegon NV 6.50% (a)	246,814	6,439
ING Groep NV 7.20% (a)	165,000	4,311		Aegon NV 8.00%	63,317	1,769
JPMorgan Chase & Co (a)	12,910	323		Aflac Inc	1,084,662	27,572
M&T Bank Corp - Series A (a)	5,400	5,592		Allstate Corp/The 5.10%	540,300	13,913
M&T Bank Corp - Series C (a)	7,150	7,405		Allstate Corp/The 6.25% (a)	181,500	4,904
Merrill Lynch Capital Trust I	318,825	8,219		Allstate Corp/The 6.63%; Series E (a)	380,000	10,431
Merrill Lynch Capital Trust II	133,014	3,429		American Financial Group Inc/OH 5.75%	441,328	11,320
Merrill Lynch Preferred Capital Trust V (a)	101,682	2,668		American Financial Group Inc/OH 6.25%	250,786	6,603
Morgan Stanley - Series E (a)	24,282	690		Arch Capital Group Ltd (a)	699,190	18,836
PNC Financial Services Group Inc/The (a)	1,723,683	48,677		Aspen Insurance Holdings Ltd 5.95% (a)	936,500	23,815
Royal Bank of Canada (a)	208,392	5,264		Aspen Insurance Holdings Ltd 7.25% (a)	143,802	3,834
Royal Bank of Scotland Group PLC 5.75%;	596,429	14,851		Axis Capital Holdings Ltd 5.50% (a)	155,098	3,870
Series L (a)				Axis Capital Holdings Ltd 6.88% (a)	2,072,850	55,387
State Street Corp 5.25%; Series C (a)	1,425,192	36,656		Delphi Financial Group Inc 7.38%	527,604	13,058
State Street Corp 5.90%; Series D (a)	241,300	6,600		Hartford Financial Services Group Inc/The	1,014,436	31,924
State Street Corp 6.00% (a)	349,700	9,166		Protective Life Corp 6.00%	10,311	269
TCF Financial Corp (a)	229,278	6,179		Protective Life Corp 6.25%	336,151	8,874
US Bancorp (a)	2,083,302	55,249		Prudential PLC (c)	174,600	4,646
Valley National Bancorp (a)	172,200	4,624		Prudential PLC 6.50% (a)	92,849	2,504
Wells Fargo & Co 5.85% (a)	125,027	3,226		Reinsurance Group of America Inc	577,300	16,147
Wells Fargo & Co 6.63% (a)	236,676	6,712		RenaissanceRe Holdings Ltd - Series C (a)	178,371	4,474
		$632,591		RenaissanceRe Holdings Ltd - Series E (a)	654,975	16,211
				Torchmark Corp	472,900	12,059
Diversified Financial Services - 0.98%				WR Berkley Corp	1,262,728	31,947
Affiliated Managers Group Inc 6.38%	15,188	398		XLIT Ltd (a)	76,419	61,279
Charles Schwab Corp/The (a)	143,663	3,735
Charles Schwab Corp/The 6.00% (a)	12,535	326				$418,558
General Electric Capital Corp 4.88%	299,666	7,752		Media - 0.25%
General Electric Capital Corp 4.88%	80,187	2,073		Comcast Corp	482,893	12,531
Morgan Stanley Capital Trust III	350,547	8,936
Morgan Stanley Capital Trust IV	513,972	13,307		REITS - 5.32%
Morgan Stanley Capital Trust V	410,602	10,470		Boston Properties Inc (a)	7,284	185
Morgan Stanley Capital Trust VIII	97,505	2,498		Digital Realty Trust Inc (a)	202,498	5,145
				Digital Realty Trust Inc - Series E (a)	544,076	14,130

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)			Principal

REITS (continued)			BONDS (continued)	Amount (000's) Value (000's)
Digital Realty Trust Inc - Series F (a)	3,856	$100	Banks (continued)
Digital Realty Trust Inc - Series G (a)	97,818	2,428	Barclays PLC
Digital Realty Trust Inc - Series H (a)	139,911	3,815	6.63%, 06/29/2049(a),(e)	$34,178	$33,679
Hospitality Properties Trust 7.13%; Series D	411,113	10,915	8.25%, 12/29/2049(a),(e)	31,600	33,809
(a)			BNP Paribas SA
Kimco Realty Corp 5.50% (a)	590,922	14,785	7.20%, 06/29/2049(a),(b)	12,500	14,326
Kimco Realty Corp 6.00% (a)	667,508	17,302	7.37%, 12/29/2049(a),(b),(e)	5,000	5,137
National Retail Properties Inc (a)	455,621	11,928	BPCE SA
Prologis Inc - Series Q (a)	127,700	8,090	5.70%, 10/22/2023(b)	6,000	6,415
PS Business Parks Inc (a)	377,419	9,435	Chase Capital III
PS Business Parks Inc - Series S (a)	132,228	3,476	0.87%, 03/01/2027(e)	3,000	2,565
PS Business Parks Inc - Series T (a)	188,128	4,884	Citigroup Capital III
PS Business Parks Inc - Series U (a)	520,724	13,023	7.63%, 12/01/2036	2,700	3,326
Public Storage Inc 5.20%; Series X (a)	70,407	1,769	Citigroup Inc
Public Storage Inc 5.75%; Series T (a)	222,900	5,751	5.90%, 12/29/2049(a)	200	197
Public Storage Inc 5.88%; Series A (a)	237,401	6,358	5.95%, 12/29/2049(a)	5,000	4,919
Public Storage Inc 5.90%; Series S (a)	56,048	1,447	6.13%, 11/15/2049(a),(e)	3,800	3,859
Public Storage Inc 6.00%; Series Z (a)	580,214	15,643	Cooperatieve Centrale Raiffeisen-
Public Storage Inc 6.35%; Series R (a)	746,442	19,490	Boerenleenbank BA/Netherlands
Public Storage Inc 6.38%; Series Y (a)	131,181	3,615	11.00%, 12/29/2049(a),(b),(e)	72,657	90,095
Public Storage Inc 6.50%; Series Q (a)	4,594	118	Corestates Capital III
Realty Income Corp - Series F (a)	777,954	20,507	0.93%, 02/15/2027(b),(e)	10,200	8,716
Regency Centers Corp 6.00% (a)	441,029	11,171	Countrywide Capital III
Regency Centers Corp 6.63% (a)	230,854	6,014	8.05%, 06/15/2027	6,312	7,810
Senior Housing Properties Trust	113,931	2,803	Credit Agricole SA
Ventas Realty LP / Ventas Capital Corp	198,708	5,240	7.88%, 01/29/2049(a),(b)	8,000	8,190
Vornado Realty Trust - Series I (a)	90,892	2,312	8.38%, 12/31/2049(a),(b),(e)	15,550	17,572
Vornado Realty Trust - Series J (a)	174,963	4,511	Credit Suisse Group AG
Vornado Realty Trust - Series K (a)	869,353	22,394	6.25%, 12/29/2049(a),(b),(e)	10,000	9,968
Vornado Realty Trust - Series L (a)	191,155	4,754	6.25%, 12/29/2049(a)	475	473
Welltower Inc (a)	617,185	16,195	7.50%, 12/29/2049(a),(b),(e)	19,150	20,184
		$269,733	Credit Suisse Group Guernsey I Ltd
			7.88%, 02/24/2041(e)	3,900	4,031
Savings & Loans - 0.25%			Dresdner Funding Trust I
Astoria Financial Corp (a)	106,851	2,797
			8.15%, 06/30/2031(b)	16,015	19,678
First Niagara Financial Group Inc (a)	368,904	10,053
			Fifth Third Bancorp
		$12,850	5.10%, 12/29/2049(a),(e)	5,100	4,596
Sovereign - 1.09%			First Chicago NBD Institutional Capital I
Farm Credit Bank of Texas 6.75% (a),(b)	258,000	26,735	0.88%, 02/01/2027(e)	2,300	1,944
Farm Credit Bank of Texas 10.00% (a),(b)	23,800	28,776	First Union Capital II
		$55,511	7.95%, 11/15/2029	3,700	4,843
			Fleet Capital Trust V
Telecommunications - 5.21%			1.34%, 12/18/2028(e)	2,500	2,225
Centaur Funding Corp (b),(c)	28,000	22,811	Goldman Sachs Group Inc/The
Centaur Funding Corp 9.08% (b),(d)	73,666	88,422	5.70%, 12/29/2049(a),(e)	41,795	41,795
Qwest Corp 6.13%	885,400	21,781	HSBC Capital Funding LP/Jersey
Qwest Corp 6.88%	258,100	6,659	10.18%, 12/29/2049(a),(b),(e)	32,900	49,416
Qwest Corp 7.00%	520,255	13,714	JPMorgan Chase & Co
Qwest Corp 7.00%	253,178	6,664	5.30%, 12/29/2049(a),(e)	9,800	9,733
Qwest Corp 7.38%	531,820	13,540	6.13%, 12/29/2049(a),(e)	22,000	22,246
Qwest Corp 7.50%	949,111	24,838	6.75%, 01/29/2049(a),(e)	137,707	149,206
Telephone & Data Systems Inc 6.63%	260,908	6,658	JPMorgan Chase Capital XXI
Telephone & Data Systems Inc 6.88%	2,899	73	1.28%, 02/02/2037(e)	13,251	10,385
Telephone & Data Systems Inc 7.00%	1,208,015	30,708	KeyCorp Capital III
United States Cellular Corp	110,817	2,826	7.75%, 07/15/2029	3,500	4,196
Verizon Communications Inc	942,517	25,702	Lloyds Banking Group PLC
		$264,396	6.41%, 01/29/2049(a),(b)	34,174	38,275
TOTAL PREFERRED STOCKS	$1,877,759		6.66%, 01/29/2049(a),(b)	32,281	36,235
	Principal		7.50%, 04/30/2049(a),(e)	25,198	27,113
BONDS- 56.62%	Amount (000's) Value (000's)		M&T Bank Corp
			6.45%, 12/29/2049(a),(e)	6,615	7,015
Banks- 25.43%			6.88%, 12/29/2049(a)	41,800	41,800
ABN AMRO Bank NV
6.25%, 09/13/2022(e)	$10,000	$10,550	Morgan Stanley
			5.55%, 12/29/2049(a),(e)	11,100	11,058
BAC Capital Trust XIII			Nordea Bank AB
4.00%, 12/29/2049(a),(e)	33,564	25,341
			5.50%, 09/29/2049(a),(b),(e)	4,000	3,965
Banco Bilbao Vizcaya Argentaria SA			5.50%, 09/29/2049(a),(e)	1,200	1,190
9.00%, 05/09/2049(a)	19,600	21,070
			6.13%, 12/29/2049(a),(b),(e)	7,500	7,358
Bank of America Corp
6.50%, 10/29/2049(a),(e)	50,000	52,813	PNC Financial Services Group Inc/The
			6.75%, 07/29/2049(a),(e)	44,035	47,877
Bank of New York Mellon Corp/The			Royal Bank of Scotland Group PLC
4.95%, 12/29/2049(a),(e)	75,100	74,443
			7.50%, 12/29/2049(a),(e)	7,825	8,151
Barclays Bank PLC			7.64%, 03/29/2049(a),(e)	1,900	1,985
10.18%, 06/12/2021	3,000	3,930

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Insurance (continued)
Royal Bank of Scotland Group			AXA SA
PLC (continued)			6.38%, 12/29/2049(a),(b),(e)	$21,968	$23,547
7.65%, 08/29/2049(a),(e)	$15,480	$19,273	8.60%, 12/15/2030	13,565	18,754
8.00%, 12/29/2049(a),(e)	7,025	7,411	Catlin Insurance Co Ltd
Societe Generale SA			7.25%, 07/29/2049(a),(b)	46,496	39,522
1.07%, 12/29/2049(a),(b),(e)	5,750	5,290	Chubb Corp/The
7.88%, 12/29/2049(a),(b),(e)	3,000	3,034	6.38%, 03/29/2067(e)	44,690	43,127
7.88%, 12/29/2049(a),(e)	15,000	15,168	Dai-ichi Life Insurance Co Ltd/The
8.00%, 09/29/2049(a),(b),(e)	16,800	17,115	5.10%, 10/29/2049(a),(b),(e)	12,300	12,780
8.25%, 09/29/2049(a),(e)	54,750	57,873	7.25%, 12/29/2049(a),(b)	13,250	15,453
Standard Chartered PLC			Everest Reinsurance Holdings Inc
0.56%, 07/29/2049(a),(e)	1,500	855	6.60%, 05/01/2067(e)	34,120	31,049
7.01%, 07/29/2049(a),(b)	14,300	15,426	Glen Meadow Pass-Through Trust
UBS Group AG			6.51%, 02/12/2067(b),(e)	4,785	4,115
7.13%, 02/19/2049(a)	1,757	1,836	Great-West Life & Annuity Insurance Capital
US Bancorp			LP
5.12%, 12/29/2049(a),(e)	21,400	21,518	6.63%, 11/15/2034(b)	7,000	7,717
Wells Fargo & Co			Great-West Life & Annuity Insurance Capital
5.87%, 12/29/2049(a),(e)	47,800	50,369	LP II
7.98%, 12/31/2049(a),(e)	57,100	59,955	7.15%, 05/16/2046(b),(e)	8,750	8,805
		$1,290,826	Liberty Mutual Group Inc
			7.00%, 03/07/2067(b),(e)	17,738	16,851
Diversified Financial Services - 4.34%			7.80%, 03/07/2087(b)	45,963	53,777
Charles Schwab Corp/The			Liberty Mutual Insurance Co
7.00%, 02/28/2049(a),(e)	27,158	31,198
			7.70%, 10/15/2097(b)	20,025	24,848
Depository Trust & Clearing Corp/The			Lincoln National Corp
4.88%, 12/29/2049(a),(b),(e)	4,000	4,030
			6.05%, 04/20/2067(e)	27,905	22,882
GE Capital Trust I			7.00%, 05/17/2066(e)	5,100	4,207
6.38%, 11/15/2067	18,008	19,169	Meiji Yasuda Life Insurance Co
General Electric Capital Corp			5.20%, 10/20/2045(b),(e)	10,000	10,150
6.25%, 12/31/2049(a),(e)	49,095	55,907
6.38%, 11/15/2067(e)	2,615	2,778	MetLife Capital Trust IV
			7.88%, 12/15/2067(b)	19,020	23,680
7.13%, 12/29/2049(a),(e)	88,300	104,967
			MetLife Capital Trust X
MBNA Capital B			9.25%, 04/08/2068(b)	39,075	54,510
1.13%, 02/01/2027(e)	2,500	2,225
			MetLife Inc
		$220,274	5.25%, 12/29/2049(a),(e)	17,200	17,307
Electric - 3.22%			10.75%, 08/01/2069	28,223	44,592
Electricite de France SA			Mitsui Sumitomo Insurance Co Ltd
5.25%, 01/29/2049(a),(b),(e)	61,880	59,791	7.00%, 03/15/2072(b)	3,375	3,944
5.63%, 12/29/2049(a),(b),(e)	6,000	5,869	MMI Capital Trust I
Integrys Holding Inc			7.63%, 12/15/2027	1,073	1,297
6.11%, 12/01/2066(e)	13,082	10,564	Nationwide Financial Services Inc
NextEra Energy Capital Holdings Inc			6.75%, 05/15/2087	68,095	70,138
6.35%, 10/01/2066(e)	18,729	14,609	Nippon Life Insurance Co
6.65%, 06/15/2067(e)	2,000	1,600	5.10%, 10/16/2044(b),(e)	14,900	15,477
7.30%, 09/01/2067(e)	17,750	17,402	Provident Financing Trust I
PPL Capital Funding Inc			7.41%, 03/15/2038	37,750	41,336
6.70%, 03/30/2067(e)	13,475	11,117	Prudential Financial Inc
RWE AG			5.63%, 06/15/2043(e)	76,965	80,044
7.00%, 10/12/2072(e)	41,500	42,330	5.88%, 09/15/2042(e)	11,675	12,399
		$163,282	Prudential PLC
			7.75%, 01/29/2049(a)	4,800	4,955
Hand & Machine Tools - 0.26%			QBE Capital Funding III Ltd
Stanley Black & Decker Inc			7.25%, 05/24/2041(b),(e)	80,745	89,425
5.75%, 12/15/2053	12,250	13,058	Reinsurance Group of America Inc
			6.75%, 12/15/2065(e)	9,423	7,833
Insurance - 21.44%			Sompo Japan Insurance Inc
			5.33%, 03/28/2073(b),(e)	60,300	64,310
ACE Capital Trust II
9.70%, 04/01/2030	16,615	24,216	Sumitomo Life Insurance Co
			6.50%, 09/20/2073(b),(e)	15,500	17,360
Aegon NV
2.14%, 07/29/2049(a),(e)	2,648	2,123	Voya Financial Inc
			5.65%, 05/15/2053(e)	48,976	49,343
AIG Life Holdings Inc
7.57%, 12/01/2045(b)	25,815	33,689	XLIT Ltd
			6.50%, 12/31/2049(a),(e)	3,000	2,340
8.50%, 07/01/2030	30,200	40,015
Allstate Corp/The			ZFS Finance USA Trust II
5.75%, 08/15/2053(e)	7,600	7,868	6.45%, 12/15/2065(b),(e)	5,020	5,083
6.50%, 05/15/2067	12,505	13,943	ZFS Finance USA Trust V
			6.50%, 05/09/2067(b)	15,433	15,819
American International Group Inc
8.18%, 05/15/2068	1,500	1,974			$1,088,263
Aon Corp			Pipelines - 1.02%
8.21%, 01/01/2027	4,500	5,659	Enterprise Products Operating LLC
			7.03%, 01/15/2068(e)	44,605	46,891

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2015 (unaudited)

	Principal
BONDS (continued)	Amount (000's)		Value (000's)

Pipelines (continued)
TransCanada PipeLines Ltd
6.35%, 05/15/2067(e)		$1,500	$1,222
Transcanada Trust
5.63%, 05/20/2075(e)		3,800	3,610
			$51,723

Telecommunications - 0.12%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(e)		5,800	6,018

Transportation - 0.79%
BNSF Funding Trust I
6.61%, 12/15/2055(e)		35,750	40,051

TOTAL BONDS			$2,873,495
	Principal
CONVERTIBLE BONDS - 0.11%	Amount (000's)		Value (000's)

Banks - 0.11%
ING Groep NV
6.50%, 12/29/2049(a),(e)		6,000	5,880

TOTAL CONVERTIBLE BONDS			$5,880
TOTAL PURCHASED OPTIONS - 0.25%			$12,504
Total Investments			$5,053,035
Other Assets in Excess of Liabilities, Net - 0.44%			$22,262
TOTAL NET ASSETS - 100.00%			$5,075,297

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,214,759 or 23.93% of net assets.
(c) Non-Income Producing Security
(d)			Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(e)	Variable Rate. Rate shown is in effect at November 30, 2015.

Portfolio Summary (unaudited)
Sector			Percent
Financial			79.98%
Communications			5.58%
Utilities			5.36%
Exchange Traded Funds			4.18%
Industrial			1.62%
Government			1.09%
Energy			1.02%
Consumer, Non-cyclical			0.48%
Purchased Options			0.25%
Other Assets in Excess of Liabilities, Net			0.44%
TOTAL NET ASSETS			100.00%

	August 31,	August 31,						November 30, November 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Centaur Funding Corp 9.08%	71,576	$85,034	2,090	$2,508	—		$—	73,666	$87,542
		$85,034		$2,508			$–		$87,542

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,250			$—	$			—
		$3,250			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
Preferred Securities Fund
November 30, 2015 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; March 2016	$159.00	12/27/2015	2,425	$651	$607	$(44)
Call - US Long Bond Future; March 2016	$154.00	12/27/2015	4,850	6,757	7,653	896
Put - US Long Bond Future; March 2016	$152.00	12/27/2015	4,850	6,258	3,790	(2,468)
Put - US Long Bond Future; March 2016	$147.00	12/27/2015	4,850	966	454	(512)
Total				$14,632	$12,504	$(2,128)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; March 2016	$158.00	12/27/2015	7,275	$(2,709)	$(2,615)	$94
Put - US Long Bond Future; March 2016	$148.00	12/27/2015	9,700	(2,855)	(1,364)	1,491
Total				$(5,564)	$(3,979)	$1,585

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.27%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.27%
Global Real Estate Securities Fund (a)		21,048	$192,379
Real Estate Debt Income Fund (a)		24,271	235,181
			$427,560
TOTAL INVESTMENT COMPANIES			$427,560
Total Investments			$427,560
Liabilities in Excess of Other Assets, Net - (0.27)%			$(1,165)
TOTAL NET ASSETS - 100.00%			$426,395

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			55.15%
International Equity Funds			45.12%
Liabilities in Excess of Other Assets, Net			(0.27)%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					November 30, November 30,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2015	2015
Shares		Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	20,381	$193,364	6,304	$56,365	5,637	$51,936	21,048	$197,787
Real Estate Debt Income Fund	14,683	146,149	10,024	97,369	436	4,259	24,271	239,244
		$339,513		$153,734		$56,195		$437,031

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Global Real Estate Securities Fund	$		291		$(6)			$—
Real Estate Debt Income Fund		1,799			(15)			—
		$2,090			$(21)			$—

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
November 30, 2015 (unaudited)

INVESTMENT COMPANIES - 3.71%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.71%
First American Government Obligations Fund	1,663,444	$1,663	Commercial Mortgage Backed Securities (continued)
			Morgan Stanley Bank of America Merrill
TOTAL INVESTMENT COMPANIES		$1,663	Lynch Trust 2015-C26
	Principal		3.53%, 10/15/2048	$1,000	$1,015
BONDS- 98.82%	Amount (000's)	Value (000's )	UBS-Barclays Commercial Mortgage Trust
			2012-C4
Commercial Mortgage Backed Securities - 92.01%			1.97%, 12/10/2045(a),(b)	9,601	847
Banc of America Commercial Mortgage Trust			4.65%, 12/10/2045(a),(b)	1,000	956
2008-1			Wachovia Bank Commercial Mortgage Trust
6.47%, 02/10/2051(a),(b)	$1,000	$966	Series 2007-C30
CFCRE Commercial Mortgage Trust 2011-			5.41%, 12/15/2043(a)	2,000	2,002
C2			Wells Fargo Commercial Mortgage Trust
2.11%, 12/15/2047(a),(b)	19,397	657	2015-Lc22
Citigroup Commercial Mortgage Trust 2013-			4.21%, 09/15/2058(a)	500	525
GC15			WFRBS Commercial Mortgage Trust 2013-
5.27%, 09/10/2046(a),(b)	2,010	1,936	C11
Citigroup Commercial Mortgage Trust 2015-			1.61%, 03/15/2045(a),(b)	16,555	1,003
GC27			WFRBS Commercial Mortgage Trust 2013-
3.14%, 02/10/2048(a)	2,000	1,972	C12
Citigroup Commercial Mortgage Trust 2015-			1.61%, 03/15/2048(a),(b)	17,744	1,220
GC35			WFRBS Commercial Mortgage Trust 2014-
3.82%, 11/10/2048(c),(d)	500	515	C20
COMM 2006-C8 Mortgage Trust			3.99%, 05/15/2047(a),(b)	2,500	2,055
5.38%, 12/10/2046	2,000	1,988			$41,244
COMM 2013-CCRE11 Mortgage Trust
1.34%, 10/10/2046(a)	26,193	1,678	REITS- 6.81%
COMM 2013-CCRE6 Mortgage Trust			Hospitality Properties Trust
1.64%, 03/10/2046(a)	14,986	807	5.00%, 08/15/2022	1,000	1,033
COMM 2014-CCRE17 Mortgage Trust			Select Income REIT
4.96%, 05/10/2047(a),(b)	1,000	930	3.60%, 02/01/2020	2,000	2,019
Comm 2014-UBS2 Mortgage Trust					$3,052
4.20%, 03/10/2047	1,000	1,055	TOTAL BONDS		$44,296
COMM 2014-UBS3 Mortgage Trust			Total Investments		$45,959
4.94%, 06/10/2047(a)	1,000	1,022	Liabilities in Excess of Other Assets, Net - (2.53)%		$(1,134)
COMM 2015-LC19 Mortgage Trust			TOTAL NET ASSETS - 100.00%		$44,825
2.87%, 02/10/2048(a),(b)	1,000	763
COMM 2015-LC23 Mortgage Trust
4.65%, 10/10/2053(a)	1,000	992	(a)	Variable Rate. Rate shown is in effect at November 30, 2015.
Commercial Mortgage Trust 2007-GG9			(b)	Security exempt from registration under Rule 144A of the Securities Act of
5.51%, 03/10/2039	1,000	934	1933. These securities may be resold in transactions exempt from
Credit Suisse Commercial Mortgage Trust			registration, normally to qualified institutional buyers. At the end of the
Series 2006-C2			period, the value of these securities totaled $15,119 or 33.73% of net
5.85%, 03/15/2039(a)	986	987	assets.
FHLMC Multifamily Structured Pass Through			(c) Security purchased on a when-issued basis.
Certificates			(d)	Fair value of these investments is determined in good faith by the Manager
1.30%, 01/25/2021(a)	20,583	1,021	under procedures established and periodically reviewed by the Board of
GS Mortgage Securities Trust 2011-GC3			Directors. At the end of the period, the fair value of these securities totaled
1.07%, 03/10/2044(a),(b)	31,469	755	$515 or 1.15% of net assets.
GS Mortgage Securities Trust 2013-GCJ14
4.93%, 08/10/2046(a),(b)	1,500	1,400
JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP10			Portfolio Summary (unaudited)
5.46%, 01/15/2049	2,000	2,045	Sector		Percent
JP Morgan Chase Commercial Mortgage			Mortgage Securities		92.01%
Securities Trust 2010-C1			Financial		6.81%
5.95%, 06/15/2043(b)	1,500	1,631	Exchange Traded Funds		3.71%
JPMBB Commercial Mortgage Securities			Liabilities in Excess of Other Assets, Net		(2.53)%
Trust 2013-C12			TOTAL NET ASSETS		100.00%
4.22%, 07/15/2045(a)	460	415
JPMBB Commercial Mortgage Securities
Trust 2014-C21
1.27%, 08/15/2047(a)	25,748	1,791
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14
1.45%, 02/15/2047(a)	21,016	1,250
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15
5.06%, 04/15/2047(a)	1,000	1,024
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18
3.92%, 10/15/2047(a)	2,000	2,105
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
4.16%, 02/15/2048(a)	1,000	982
See accompanying notes			112

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 98.59%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.32%			Gas (continued)
Harris Corp	283,626	$23,578	Vectren Corp	445,832	$18,979
					$29,263

Airlines - 1.29%			Hand & Machine Tools - 2.57%
Copa Holdings SA	446,634	23,069	Lincoln Electric Holdings Inc	377,192	21,292
			Snap-on Inc	144,085	24,806

Automobile Manufacturers - 1.17%					$46,098
New Flyer Industries Inc	1,068,252	20,934	Healthcare - Products - 3.03%
			STERIS PLC	431,658	32,970
Automobile Parts & Equipment - 1.35%			Teleflex Inc	162,112	21,350
Autoliv Inc (a)	192,358	24,204			$54,320
			Housewares - 1.29%
Banks - 7.97%			Tupperware Brands Corp	405,398	23,015
BOK Financial Corp	51,568	3,550
City Holding Co	135,551	6,767	Insurance - 5.84%
Cullen/Frost Bankers Inc	467,303	32,613	Allied World Assurance Co Holdings AG	518,819	18,843
FirstMerit Corp	909,627	18,402	AmTrust Financial Services Inc	535,449	33,471
PacWest Bancorp	879,671	41,362	Arthur J Gallagher & Co	439,212	19,216
Umpqua Holdings Corp	1,185,989	21,253	Validus Holdings Ltd	701,790	33,110
Washington Trust Bancorp Inc	458,739	18,744			$104,640
		$142,691
			Internet - 2.58%
Chemicals - 5.41%			j2 Global Inc	573,493	46,149
Albemarle Corp	529,947	28,384
Cabot Corp	529,715	23,064
Huntsman Corp	2,344,773	29,356	Investment Companies - 4.69%
RPM International Inc	343,354	16,131	Ares Capital Corp	2,346,638	37,124
		$96,935	Hercules Technology Growth Capital Inc	1,570,888	18,175
			Oaktree Capital Group LLC	486,514	23,756
Coal - 1.11%			Triangle Capital Corp (a)	220,416	4,942
Alliance Resource Partners LP	1,163,615	19,956			$83,997

			Machinery - Diversified - 3.96%
Commercial Services - 0.47%			Applied Industrial Technologies Inc	709,908	30,278
McGrath RentCorp	286,969	8,374	Flowserve Corp	361,144	16,699
			IDEX Corp	303,462	23,913
Computers - 0.55%					$70,890
MTS Systems Corp	155,004	9,861	Media - 2.64%
			Sinclair Broadcast Group Inc	1,349,129	47,354
Diversified Financial Services - 1.57%
BGC Partners Inc	593,939	5,396	Miscellaneous Manufacturers - 2.12%
FNF Group	635,578	22,785	Crane Co	516,972	26,893
		$28,181	Donaldson Co Inc	350,111	10,993
Electric - 6.23%					$37,886
ALLETE Inc	427,314	21,772	Oil & Gas - 2.85%
Alliant Energy Corp	509,877	30,689	Helmerich & Payne Inc (a)	130,270	7,588
Great Plains Energy Inc	604,268	16,309	HollyFrontier Corp	513,529	24,690
ITC Holdings Corp	671,927	24,781	Vermilion Energy Inc	624,400	18,698
PNM Resources Inc	619,398	17,963			$50,976
		$111,514
			Packaging & Containers - 1.12%
Electrical Components & Equipment - 1.90%			Packaging Corp of America	294,988	20,056
Hubbell Inc	144,576	14,355
Littelfuse Inc (a)	181,342	19,686
		$34,041	Pipelines - 2.73%
			EnLink Midstream Partners LP	1,658,097	24,739
Electronics - 3.41%			Targa Resources Partners LP	1,059,598	24,201
Avnet Inc	712,663	32,298			$48,940
Garmin Ltd	762,136	28,847
		$61,145	REITS - 15.25%
			Agree Realty Corp	379,442	12,726
Environmental Control - 1.00%			Alexandria Real Estate Equities Inc	189,312	17,434
MSA Safety Inc	382,706	17,949	Colony Capital Inc	1,853,655	37,926
			CYS Investments Inc	1,016,624	7,706
Food - 3.53%			Digital Realty Trust Inc	434,345	31,321
B&G Foods Inc	606,393	22,910	EastGroup Properties Inc	304,729	17,738
Ingredion Inc	201,910	19,902	EPR Properties	634,602	35,563
Sanderson Farms Inc (a)	271,516	20,312	Gramercy Property Trust Inc	916,898	21,905
		$63,124	Hatteras Financial Corp	1,122,087	15,799
			Medical Properties Trust Inc	2,989,614	35,905
Gas - 1.63%			Omega Healthcare Investors Inc	1,136,593	39,144
ONE Gas Inc	210,944	10,284			$273,167

See accompanying notes

		Schedule of Investments
	Small-MidCap Dividend Income Fund
		November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors - 2.65%
Maxim Integrated Products Inc	495,585	$19,214
Microchip Technology Inc (a)	584,397	28,215
		$47,429

Software - 1.00%
Broadridge Financial Solutions Inc	324,021	17,815

Supranational Bank - 1.75%
Banco Latinoamericano de Comercio Exterior	1,128,729	31,334
SA

Telecommunications - 0.72%
Consolidated Communications Holdings Inc	589,772	12,851

Toys, Games & Hobbies - 1.89%
Hasbro Inc	463,755	33,896

TOTAL COMMON STOCKS		$1,765,632
INVESTMENT COMPANIES - 3.07%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 3.07%
Goldman Sachs Financial Square Funds -	29,599,382	29,599
Government Fund (b)
Goldman Sachs Financial Square Funds -	25,461,992	25,462
Government Fund
		$55,061
TOTAL INVESTMENT COMPANIES		$55,061
Total Investments		$1,820,693
Liabilities in Excess of Other Assets, Net - (1.66)%			$(29,740)
TOTAL NET ASSETS - 100.00%		$1,790,953

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	35.32%
Industrial	17.40%
Utilities	7.86%
Consumer, Non-cyclical	7.03%
Consumer, Cyclical	6.99%
Energy	6.69%
Communications	5.94%
Basic Materials	5.41%
Technology	4.20%
Exchange Traded Funds	3.07%
Government	1.75%
Liabilities in Excess of Other Assets, Net	(1.66)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 99.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.39%			Banks (continued)
Hakuhodo DY Holdings Inc	900	$10	Bank of Ireland (a)	26,810	$10
Publicis Groupe SA	171	11	Bank of Queensland Ltd	238	2
WPP PLC	446	10	Bank of Yokohama Ltd/The	1,000	6
		$31	Barclays PLC	5,559	19
			BNP Paribas SA	778	46
Aerospace & Defense - 1.19%			BOC Hong Kong Holdings Ltd	6,000	18
Airbus Group SE	487	35	Commonwealth Bank of Australia	804	46
BAE Systems PLC	3,075	24	Credit Suisse Group AG (a)	160	4
Meggitt PLC	1,002	6	Danske Bank A/S	667	18
Safran SA	279	20	DBS Group Holdings Ltd	1,700	20
Thales SA	117	9	Deutsche Bank AG	195	5
		$94	Fukuoka Financial Group Inc	1,000	5
Agriculture - 1.92%			Gunma Bank Ltd/The	1,000	6
British American Tobacco PLC	955	56	Hachijuni Bank Ltd/The	1,000	6
Imperial Tobacco Group PLC	1,026	56	Hang Seng Bank Ltd	900	16
Japan Tobacco Inc	900	32	Hokuhoku Financial Group Inc	2,000	4
Swedish Match AB	244	8	HSBC Holdings PLC	10,023	80
		$152	ING Groep NV	1,602	22
			Intesa Sanpaolo SpA	1,735	6
Airlines - 0.76%			Intesa Sanpaolo SpA	10,906	37
Cathay Pacific Airways Ltd	3,000	5	Iyo Bank Ltd/The	200	2
Deutsche Lufthansa AG (a)	429	6	KBC Groep NV	272	16
easyJet PLC	375	9	Lloyds Banking Group PLC	24,856	27
International Consolidated Airlines Group SA	509	4	Mediobanca SpA	347	3
(a)			Mitsubishi UFJ Financial Group Inc	10,300	66
Japan Airlines Co Ltd	600	21	Mizuho Financial Group Inc	22,200	45
Qantas Airways Ltd (a)	5,708	15	National Australia Bank Ltd	798	17
		$60	Nordea Bank AB	1,231	14
			Oversea-Chinese Banking Corp Ltd	3,000	18
Apparel - 0.51%			Resona Holdings Inc	3,600	18
Christian Dior SE	74	13	Societe Generale SA	459	22
LVMH Moet Hennessy Louis Vuitton SE	129	22	Sumitomo Mitsui Financial Group Inc	1,200	46
Yue Yuen Industrial Holdings Ltd	1,500	5	UBS Group AG	2,841	55
		$40	UniCredit SpA	234	1
Automobile Manufacturers - 4.53%			United Overseas Bank Ltd	1,600	22
Bayerische Motoren Werke AG	16	2	Westpac Banking Corp	1,554	36
Daihatsu Motor Co Ltd	700	9			$863
Daimler AG	517	46	Beverages - 2.12%
Fiat Chrysler Automobiles NV (a)	105	1
			Anheuser-Busch InBev SA/NV	331	43
Fuji Heavy Industries Ltd	800	33	Asahi Group Holdings Ltd	400	13
Hino Motors Ltd	800	10	Coca-Cola HBC AG (a)	297	7
Honda Motor Co Ltd	1,400	46	Diageo PLC	869	25
Isuzu Motors Ltd	1,100	12	Heineken NV	234	21
Mazda Motor Corp	1,000	21	Kirin Holdings Co Ltd	1,100	15
Mitsubishi Motors Corp	2,200	20	SABMiller PLC	266	16
Nissan Motor Co Ltd	2,300	25	Treasury Wine Estates Ltd	5,209	28
Peugeot SA (a)	719	13
Renault SA	65	6			$168
Suzuki Motor Corp	500	15	Biotechnology - 0.16%
Toyota Motor Corp	1,600	100	CSL Ltd	176	13
		$359

Automobile Parts & Equipment - 1.93%			Building Materials - 0.96%
Aisin Seiki Co Ltd	200	8	Boral Ltd	488	2
Bridgestone Corp	600	21	CRH PLC	1,030	30
Continental AG	143	35	Fletcher Building Ltd	1,268	6
Denso Corp	100	5	HeidelbergCement AG	191	15
JTEKT Corp	400	7	Imerys SA	77	5
Koito Manufacturing Co Ltd	200	8	LafargeHolcim Ltd (a)	144	8
NHK Spring Co Ltd	900	9	Sika AG	3	10
NOK Corp	400	11			$76
Sumitomo Electric Industries Ltd	1,000	14
Sumitomo Rubber Industries Ltd	600	8	Chemicals - 4.40%
Toyoda Gosei Co Ltd	400	10	Air Liquide SA	306	37
Valeo SA	78	12	Arkema SA	94	7
Yokohama Rubber Co Ltd/The	300	5	Asahi Kasei Corp	2,000	14
			BASF SE	713	59
		$153	Brenntag AG	229	13
Banks - 10.90%			Croda International PLC	171	7
Australia & New Zealand Banking Group Ltd	817	16	EMS-Chemie Holding AG	28	12
Banco Bilbao Vizcaya Argentaria SA	1,784	15	Evonik Industries AG	536	18
Banco Santander SA	6,357	35	Givaudan SA (a)	10	18
Bank Hapoalim BM	1,403	7	Johnson Matthey PLC	224	10
Bank of East Asia Ltd/The	1,800	6	K+S AG	223	6

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Electric (continued)
LANXESS AG	128	$7	EDP - Energias de Portugal SA	3,596	$12
Linde AG	68	12	Endesa SA	884	18
Lonza Group AG (a)	86	14	Enel SpA	7,660	34
Mitsubishi Chemical Holdings Corp	2,200	14	Engie SA	1,351	23
Mitsubishi Gas Chemical Co Inc	3,000	16	Fortum OYJ	514	7
Mitsui Chemicals Inc	2,000	8	Iberdrola SA	4,509	32
Solvay SA	72	8	RWE AG	1,647	19
Sumitomo Chemical Co Ltd	2,000	12	SSE PLC	942	20
Symrise AG	137	9	Tohoku Electric Power Co Inc	800	9
Syngenta AG	58	21	Tokyo Electric Power Co Inc (a)	2,600	16
Umicore SA	241	10			$244
Yara International ASA	354	16
		$348	Electrical Components & Equipment - 0.59%
			Brother Industries Ltd	400	5
Commercial Services - 1.87%			Legrand SA	300	18
Adecco SA (a)	254	17	OSRAM Licht AG	196	8
Atlantia SpA	526	14	Prysmian SpA	292	6
Bunzl PLC	484	14	Schneider Electric SE	155	10
Capita PLC	820	16			$47
Dai Nippon Printing Co Ltd	1,000	10
Experian PLC	1,067	20	Electronics - 1.20%
Intertek Group PLC	200	8	Alps Electric Co Ltd	200	6
ISS A/S	612	21	Hoya Corp	500	20
Randstad Holding NV	203	13	Ibiden Co Ltd	900	14
RELX NV	151	3	Kyocera Corp	300	14
Securitas AB	784	12	Murata Manufacturing Co Ltd	100	16
		$148	NEC Corp	4,000	13
			Nippon Electric Glass Co Ltd	1,000	6
Computers - 1.07%			Yokogawa Electric Corp	500	6
Atos SE	150	12			$95
Cap Gemini SA	305	28
Fujitsu Ltd	3,000	15	Energy - Alternate Sources - 0.38%
Ingenico Group SA	66	9	Vestas Wind Systems A/S	466	30
Itochu Techno-Solutions Corp	200	4
NTT Data Corp	200	10	Engineering & Construction - 0.67%
TDK Corp	100	7	Aena SA (a),(b)	75	8
		$85	Boskalis Westminster	133	6
			Skanska AB	606	12
Consumer Products - 0.69%			Vinci SA	408	27
Reckitt Benckiser Group PLC	519	48
Societe BIC SA	42	7			$53
		$55	Entertainment - 0.08%
Cosmetics & Personal Care - 1.26%			Tabcorp Holdings Ltd	1,707	6
Kao Corp	100	5
L'Oreal SA	109	19	Food - 4.05%
Svenska Cellulosa AB SCA	627	18	Chocoladefabriken Lindt & Spruengli AG	1	6
Unilever NV	724	32	Colruyt SA	123	6
Unilever PLC	607	26	Danone SA	54	4
		$100	Delhaize Group	301	30
			First Pacific Co Ltd/Hong Kong	8,000	5
Distribution & Wholesale - 1.28%			ICA Gruppen AB	48	2
ITOCHU Corp	1,600	19	Jeronimo Martins SGPS SA	1,268	18
Jardine Cycle & Carriage Ltd	300	7	Koninklijke Ahold NV	924	20
Li & Fung Ltd	16,000	11	Nestle SA	2,141	159
Marubeni Corp	2,400	13	Seven & i Holdings Co Ltd	600	27
Mitsubishi Corp	400	7	Toyo Suisan Kaisha Ltd	200	7
Mitsui & Co Ltd	1,700	21	Wesfarmers Ltd	302	8
Toyota Tsusho Corp	300	7	WH Group Ltd (a),(b)	31,500	16
Wolseley PLC	273	16	Wilmar International Ltd	5,200	10
		$101	Woolworths Ltd	156	3
Diversified Financial Services - 1.07%					$321
Deutsche Boerse AG	206	18	Food Service - 0.13%
Hong Kong Exchanges and Clearing Ltd	200	5	Compass Group PLC	560	10
Macquarie Group Ltd	326	19
Mitsubishi UFJ Lease & Finance Co Ltd	1,100	6
Nomura Holdings Inc	1,000	6	Forest Products & Paper - 0.40%
ORIX Corp	1,400	20	Mondi PLC	575	13
Partners Group Holding AG	31	11	Stora Enso OYJ	338	3
		$85	UPM-Kymmene OYJ	808	16
					$32
Electric - 3.08%
Chubu Electric Power Co Inc	1,200	17	Gas - 0.85%
CLP Holdings Ltd	1,500	13	Gas Natural SDG SA	408	9
E.ON SE	2,544	24	National Grid PLC	1,457	20

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Insurance (continued)
Osaka Gas Co Ltd	3,000	$11	T&D Holdings Inc	1,000	$14
Toho Gas Co Ltd	2,000	13	Tokio Marine Holdings Inc	800	30
Tokyo Gas Co Ltd	3,000	14	UnipolSai SpA	688	2
		$67	Zurich Insurance Group AG (a)	15	4

Hand & Machine Tools - 0.45%					$608
Fuji Electric Co Ltd	1,000	5	Internet - 0.38%
Schindler Holding AG	114	19	Mixi Inc	400	16
Schindler Holding AG	76	12	SBI Holdings Inc/Japan	500	6
		$36	United Internet AG	151	8

Healthcare - Products - 0.23%					$30
Essilor International SA	33	4	Investment Companies - 0.37%
Sonova Holding AG	62	8	EXOR SpA	223	10
William Demant Holding A/S (a)	60	6	Investor AB	494	19
		$18			$29

Healthcare - Services - 0.96%			Iron & Steel - 0.88%
Fresenius Medical Care AG & Co KGaA	270	22	Hitachi Metals Ltd	400	5
Fresenius SE & Co KGaA	440	32	JFE Holdings Inc	800	13
Healthscope Ltd	2,755	5	Kobe Steel Ltd	8,000	10
Miraca Holdings Inc	200	9	Nippon Steel & Sumitomo Metal Corp	1,000	20
Sonic Healthcare Ltd	515	8	ThyssenKrupp AG	624	13
		$76	voestalpine AG	284	9

Holding Companies - Diversified - 0.43%					$70
Noble Group Ltd	14,300	4	Lodging - 0.06%
NWS Holdings Ltd	4,000	6	City Developments Ltd	900	5
Swire Pacific Ltd	1,000	11
Wendel SA	18	2	Machinery - Construction & Mining - 0.86%
Wharf Holdings Ltd/The	2,000	11	ABBLtd (a)	944	18
		$34	Atlas Copco AB - A Shares	115	3
Home Builders - 1.11%			Hitachi Ltd	4,000	23
Barratt Developments PLC	2,216	20	Komatsu Ltd	100	2
Daiwa House Industry Co Ltd	100	3	Mitsubishi Electric Corp	2,000	22
Iida Group Holdings Co Ltd	600	11			$68
Persimmon PLC (a)	775	22
Sekisui Chemical Co Ltd	1,000	12	Machinery - Diversified - 0.96%
Taylor Wimpey PLC	6,727	20	ANDRITZ AG	212	11
			FANUC Corp	100	18
		$88	GEA Group AG	115	5
Home Furnishings - 0.45%			Kone OYJ	401	17
Panasonic Corp	2,000	23	Mitsubishi Heavy Industries Ltd	3,000	15
Sony Corp	500	13	Sumitomo Heavy Industries Ltd	2,000	10
		$36			$76

Insurance - 7.68%			Media - 1.09%
Admiral Group PLC	446	11	ITV PLC	5,270	21
Ageas	308	13	Numericable-SFR SAS (a)	135	6
AIA Group Ltd	5,400	32	ProSiebenSat.1 Media SE	354	19
Allianz SE	402	71	RTL Group SA	24	2
AMP Ltd	371	2	Sky PLC	1,116	19
Assicurazioni Generali SpA	1,130	21	Vivendi SA	255	5
AXA SA	1,663	45	Wolters Kluwer NV (c)	418	14
Baloise Holding AG	63	8			$86
Dai-ichi Life Insurance Co Ltd/The	1,400	24
Direct Line Insurance Group PLC	3,549	22	Metal Fabrication & Hardware - 0.42%
			Assa Abloy AB	824	17
Gjensidige Forsikring ASA	124	2	NSK Ltd	600	8
Hannover Rueck SE	235	27	Tenaris SA	580	8
Legal & General Group PLC	5,595	23
Medibank Pvt Ltd	6,229	10			$33
MS&AD Insurance Group Holdings Inc	700	20	Mining - 0.73%
Muenchener Rueckversicherungs-Gesellschaft	183	37	BHP Billiton Ltd	950	13
AG in Muenchen			BHP Billiton PLC	210	2
NN Group NV	692	24	Boliden AB	404	7
Old Mutual PLC	5,571	18	Glencore PLC (a)	1,190	2
Prudential PLC	1,053	24	Mitsubishi Materials Corp	2,000	7
QBE Insurance Group Ltd	162	1	Rio Tinto PLC	473	16
RSA Insurance Group PLC	1,396	9	Sumitomo Metal Mining Co Ltd	1,000	11
Sampo Oyj	428	21			$58
SCOR SE	575	23
Sompo Japan Nipponkoa Holdings Inc	600	18	Miscellaneous Manufacturers - 1.15%
Sony Financial Holdings Inc	300	6	Alfa Laval AB	415	8
Swiss Life Holding AG (a)	36	9	FUJIFILM Holdings Corp	600	24
Swiss Re AG	388	37	Konica Minolta Inc	1,000	10

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Miscellaneous Manufacturers (continued)			Real Estate (continued)
Nikon Corp	800	$11	New World Development Co Ltd	11,000	$11
Siemens AG	367	38	Sino Land Co Ltd	6,000	9
		$91	Sun Hung Kai Properties Ltd	2,000	25
			Swire Properties Ltd	2,000	6
Office & Business Equipment - 0.51%			Swiss Prime Site AG (a)	140	10
Canon Inc	900	27	Vonovia SE	405	13
Seiko Epson Corp	800	13	Wheelock & Co Ltd	3,000	13
		$40			$154

Oil & Gas - 6.08%			REITS - 1.84%
BG Group PLC	1,012	16	British Land Co PLC/The	1,491	19
BP PLC	12,450	72	Dexus Property Group	2,082	12
Caltex Australia Ltd	848	21	Goodman Group	1,113	5
Eni SpA	2,299	37	Hammerson PLC	884	8
Galp Energia SGPS SA	608	6	Land Securities Group PLC	1,077	20
Idemitsu Kosan Co Ltd	300	5	Link REIT	3,000	18
JX Holdings Inc	3,400	14	Scentre Group	4,512	13
Neste Oyj	363	10	Segro PLC	2,987	20
OMV AG	245	7	Stockland	2,895	8
Royal Dutch Shell PLC - A Shares	4,275	106	Unibail-Rodamco SE	90	23
Royal Dutch Shell PLC - B Shares	2,273	57			$146
Statoil ASA	944	15
TonenGeneral Sekiyu KK	1,000	10	Retail - 2.37%
TOTAL SA	1,675	83	Aeon Co Ltd	200	3
Woodside Petroleum Ltd	1,022	22	Cie Financiere Richemont SA	182	14
		$481	Citizen Holdings Co Ltd	700	5
			CK Hutchison Holdings Ltd	1,000	13
Oil & Gas Services - 0.23%			Dixons Carphone PLC	1,766	13
Amec Foster Wheeler PLC	887	6	Hennes & Mauritz AB	292	11
Subsea 7 SA (a)	625	5
			Industria de Diseno Textil SA	895	32
Technip SA	140	7	Kingfisher PLC	2,848	15
		$18	Marks & Spencer Group PLC	2,000	15
Packaging & Containers - 0.29%			Next PLC	185	22
Amcor Ltd/Australia	1,579	15	Pandora A/S	186	22
Rexam PLC	892	8	Sports Direct International PLC (a)	807	9
		$23	Takashimaya Co Ltd	1,000	9
			Travis Perkins PLC	154	5
Pharmaceuticals - 9.94%					$188
Actelion Ltd (a)	117	16
Alfresa Holdings Corp	500	10	Semiconductors - 0.05%
Astellas Pharma Inc	800	11	ARM Holdings PLC	119	2
AstraZeneca PLC	670	45	ASML Holding NV	17	2
Bayer AG	447	59			$4
Daiichi Sankyo Co Ltd	1,000	21	Shipbuilding - 0.22%
GlaxoSmithKline PLC	2,440	50	Yangzijiang Shipbuilding Holdings Ltd	21,800	17
Hisamitsu Pharmaceutical Co Inc	100	4
Medipal Holdings Corp	900	16
Merck KGaA	159	16	Software - 0.67%
Novartis AG	1,558	133	Amadeus IT Holding SA	455	18
Novo Nordisk A/S	1,058	58	SAP SE	436	35
Orion Oyj	154	5			$53
Otsuka Holdings Co Ltd	600	20
Roche Holding AG	492	132	Telecommunications - 6.50%
Sanofi	873	78	Bezeq The Israeli Telecommunication Corp	4,903	11
Shire PLC	514	36	Ltd
			BT Group PLC	6,958	52
Suzuken Co Ltd/Aichi Japan	300	12	Deutsche Telekom AG	1,532	28
Takeda Pharmaceutical Co Ltd	100	5
Teva Pharmaceutical Industries Ltd	951	60	Elisa OYJ	198	7
			Eutelsat Communications SA	105	3
		$787	Hikari Tsushin Inc	100	7
Pipelines - 0.23%			HKT Trust & HKT Ltd	2,000	3
Koninklijke Vopak NV	419	18	KDDI Corp	1,900	47
			NICE-Systems Ltd	163	10
			Nippon Telegraph & Telephone Corp	900	33
Private Equity - 0.15%			Nokia OYJ	565	4
3i Group PLC	1,624	12	NTT DOCOMO Inc	1,700	32
			Orange SA	2,666	46
Real Estate - 1.95%			PCCW Ltd	17,000	10
CapitaLand Ltd	1,600	3	Proximus SADP	199	7
Cheung Kong Property Holdings Ltd	500	3	Singapore Telecommunications Ltd	800	2
Deutsche Wohnen AG	660	18	SoftBank Group Corp	400	21
Hang Lung Properties Ltd	5,000	12	Spark New Zealand Ltd	4,808	11
Henderson Land Development Co Ltd	1,000	6	Swisscom AG	3	2
Hysan Development Co Ltd	2,000	8	TDC A/S	1,843	10
Kerry Properties Ltd	6,000	17	Tele2 AB	586	6

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Country	Percent
Telecommunications (continued)				Japan	23.82%
Telefonica SA	1,891	$23
Telefonica SA - Rights (a)	1,891	1		United Kingdom	16.14%
Telenor ASA	1,034	18		Switzerland	9.98%
				Germany	9.70%
TeliaSonera AB	5,059	25		France	9.60%
Telstra Corp Ltd	5,542	21
TPG Telecom Ltd	675	5		Australia	4.72%
				Hong Kong	4.04%
Vodafone Group PLC	20,828	70		Netherlands	3.80%
		$515		Spain	2.42%
Toys, Games & Hobbies - 0.09%				Denmark	2.34%
Bandai Namco Holdings Inc	300	7		Italy	2.15%
				Sweden	2.06%
				Belgium	1.68%
Transportation - 1.01%				Ireland	1.21%
Deutsche Post AG	320	9		Finland	1.15%
DSV A/S	511	20		Singapore	1.11%
East Japan Railway Co	100	10		Israel	1.10%
Kuehne + Nagel International AG	91	12		Norway	0.64%
Nippon Yusen KK	3,000	8		Portugal	0.45%
Royal Mail PLC	2,890	21		Austria	0.35%
		$80		United States	0.22%
Water - 0.23%				China	0.21%
Veolia Environnement SA	773	18		New Zealand	0.21%
				South Africa	0.17%
TOTAL COMMON STOCKS		$7,839		Luxembourg	0.13%
INVESTMENT COMPANIES - 0.21%	Shares Held	Value (000	's)	Other Assets in Excess of Liabilities, Net	0.60%
				TOTAL NET ASSETS	100.00%
Publicly Traded Investment Fund - 0.21%
Morgan Stanley Institutional Liquidity Funds -	17,300	17
Government Portfolio

TOTAL INVESTMENT COMPANIES		$17
PREFERRED STOCKS - 0.19%	Shares Held	Value (000	's)

Chemicals - 0.19%
FUCHS PETROLUB SE	310	15

TOTAL PREFERRED STOCKS		$15
Total Investments		$7,871
Other Assets in Excess of Liabilities, Net - 0.60%		$47
TOTAL NET ASSETS - 100.00%		$7,918

(a) Non-Income Producing Security
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24 or 0.30% of net assets.
(c)		Security is Illiquid. At the end of the period, the value of these securities totaled $14 or 0.18% of net assets.

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2015 (unaudited)

COMMON STOCKS - 99.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.18%			Computers (continued)
General Dynamics Corp	318	$47	EMC Corp/MA	1,702	$43
Harris Corp	336	28	Hewlett Packard Enterprise Co	860	13
Lockheed Martin Corp	169	37	HP Inc	860	11
Northrop Grumman Corp	237	44	International Business Machines Corp	363	51
Orbital ATK Inc	97	8	NetApp Inc	532	16
Raytheon Co	180	22	Synopsys Inc (a)	347	17
Spirit AeroSystems Holdings Inc (a)	374	20			$182
United Technologies Corp	506	49	Consumer Products - 0.35%
		$255	Avery Dennison Corp	197	13
Agriculture - 1.06%			Clorox Co/The	124	15
Altria Group Inc	278	16			$28
Archer-Daniels-Midland Co	1,006	37	Cosmetics & Personal Care - 1.94%
Philip Morris International Inc	373	32	Procter & Gamble Co/The	2,082	156
		$85

Airlines - 0.26%			Distribution & Wholesale - 0.36%
JetBlue Airways Corp (a)	852	21
			Genuine Parts Co	233	21
			Ingram Micro Inc	251	8
Automobile Manufacturers - 0.75%					$29
Ford Motor Co	2,262	33	Diversified Financial Services - 1.21%
General Motors Co	755	27	American Express Co	283	20
		$60	BlackRock Inc	10	4
Automobile Parts & Equipment - 0.77%			CME Group Inc/IL	83	8
Allison Transmission Holdings Inc	466	13	Discover Financial Services	14	1
Goodyear Tire & Rubber Co/The	576	20	FNF Group	625	22
Johnson Controls Inc	122	6	Intercontinental Exchange Inc	23	6
Lear Corp	184	23	Nasdaq Inc	367	21
		$62	Synchrony Financial (a)	464	15
					$97
Banks - 12.59%
Bank of America Corp	7,058	123	Electric - 4.43%
Bank of Hawaii Corp	530	37	Ameren Corp	37	2
Bank of New York Mellon Corp/The	308	13	American Electric Power Co Inc	652	36
BB&T Corp	390	15	Consolidated Edison Inc	460	28
Capital One Financial Corp	181	14	Dominion Resources Inc/VA	114	8
CIT Group Inc	88	4	DTE Energy Co	428	34
Citigroup Inc	2,027	110	Duke Energy Corp	276	19
First Republic Bank/CA	11	1	Eversource Energy	89	4
Goldman Sachs Group Inc/The	252	48	Exelon Corp	1,459	40
Huntington Bancshares Inc/OH	1,692	20	FirstEnergy Corp	806	25
JPMorgan Chase & Co	3,369	225	Hawaiian Electric Industries Inc	490	14
Morgan Stanley	586	20	NextEra Energy Inc	230	23
PacWest Bancorp	590	28	PG&E Corp	169	9
PNC Financial Services Group Inc/The	269	26	PPL Corp	996	34
State Street Corp	11	1	Public Service Enterprise Group Inc	763	30
SunTrust Banks Inc	790	34	Southern Co/The	448	20
Synovus Financial Corp	483	16	Xcel Energy Inc	831	30
US Bancorp	1,130	49			$356
Wells Fargo & Co	4,130	227	Electronics - 1.22%
		$1,011	Agilent Technologies Inc	471	20
Building Materials - 0.10%			Arrow Electronics Inc (a)	141	8
Owens Corning	172	8	Avnet Inc	370	17
			Corning Inc	42	1
			Gentex Corp	350	6
Chemicals - 1.27%			Jabil Circuit Inc	869	22
Celanese Corp	171	12	Keysight Technologies Inc (a)	135	4
Dow Chemical Co/The	942	49	Thermo Fisher Scientific Inc	146	20
Eastman Chemical Co	244	18			$98
EI du Pont de Nemours & Co	130	9
Westlake Chemical Corp	231	14	Engineering & Construction - 0.31%
		$102	Chicago Bridge & Iron Co NV ADR	332	14
			Jacobs Engineering Group Inc (a)	197	9
Commercial Services - 0.75%			KBR Inc	111	2
Aaron's Inc	339	8			$25
H&R Block Inc	119	4
KAR Auction Services Inc	101	4	Environmental Control - 0.32%
ManpowerGroup Inc	277	25	Waste Management Inc	476	26
Towers Watson & Co	137	19
		$60	Food - 1.87%
Computers - 2.27%			Campbell Soup Co	16	1
Amdocs Ltd	312	18	ConAgra Foods Inc	12	—
Brocade Communications Systems Inc	1,413	13	Ingredion Inc	262	26

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Insurance (continued)
JM Smucker Co/The	215	$26	Old Republic International Corp	875	$17
Mondelez International Inc	834	36	PartnerRe Ltd	118	16
Pilgrim's Pride Corp	222	5	ProAssurance Corp	117	6
Pinnacle Foods Inc	519	23	Progressive Corp/The	940	29
Tyson Foods Inc	572	29	Prudential Financial Inc	203	18
Whole Foods Market Inc	141	4	Reinsurance Group of America Inc	175	16
		$150	RenaissanceRe Holdings Ltd	10	1
			StanCorp Financial Group Inc	131	15
Forest Products & Paper - 0.17%			Travelers Cos Inc/The	397	46
Domtar Corp	343	14	Validus Holdings Ltd	289	14
			XL Group PLC	439	17
Gas - 0.78%					$787
Atmos Energy Corp	278	17	Internet - 0.05%
CenterPoint Energy Inc	540	9	Yahoo! Inc (a)	117	4
NiSource Inc	670	13
Sempra Energy	10	1
UGI Corp	243	9	Iron & Steel - 0.69%
Vectren Corp	328	14	Nucor Corp	628	26
		$63	Reliance Steel & Aluminum Co	263	15
			Steel Dynamics Inc	796	14
Hand & Machine Tools - 0.25%					$55
Stanley Black & Decker Inc	183	20
			Leisure Products & Services - 0.40%
Healthcare - Products - 2.48%			Carnival Corp	613	31
Boston ScientificCorp (a)	45	1	Royal Caribbean Cruises Ltd	9	1
Danaher Corp	635	61			$32
DENTSPLY International Inc	152	9	Machinery - Construction & Mining - 0.11%
Hill-Rom Holdings Inc	354	18	Caterpillar Inc	128	9
Medtronic PLC	957	72
St Jude Medical Inc	152	10
Stryker Corp	205	20	Machinery - Diversified - 0.30%
VWR Corp (a)	295	8	BWX Technologies Inc	323	10
		$199	Roper Technologies Inc	72	14
					$24
Healthcare - Services - 2.65%
Aetna Inc	328	34	Media - 1.13%
Anthem Inc	312	41	Comcast Corp - Class A	423	26
Community Health Systems Inc (a)	33	1	Comcast Corp - Special Class A	221	14
HCA Holdings Inc (a)	504	34	John Wiley & Sons Inc	260	13
			Liberty Media Corp - C Shares (a)	258	10
Health Net Inc/CA (a)	222	14
Laboratory Corp of America Holdings (a)	147	18	Thomson Reuters Corp	426	17
LifePoint Health Inc (a)	176	13	Time Warner Inc	152	11
MEDNAX Inc (a)	75	5			$91
Quest Diagnostics Inc	279	19	Metal Fabrication & Hardware - 0.03%
UnitedHealth Group Inc	128	14	Precision Castparts Corp	10	2
Universal Health Services Inc	166	20
		$213
			Miscellaneous Manufacturers - 2.99%
Housewares - 0.07%			AptarGroup Inc	153	11
Newell Rubbermaid Inc	120	5	Eaton Corp PLC	15	1
Scotts Miracle-Gro Co/The	12	1	General Electric Co	7,478	224
		$6	Trinity Industries Inc	126	4

Insurance - 9.80%					$240
ACE Ltd	281	32	Oil & Gas - 10.27%
Aflac Inc	206	13	Anadarko Petroleum Corp	110	7
Alleghany Corp (a)	28	14	Chevron Corp	1,609	147
Allstate Corp/The	123	8	ConocoPhillips	728	39
American Financial Group Inc/OH	304	23	CVR Energy Inc	287	14
American International Group Inc	845	54	Devon Energy Corp	38	2
AmTrust Financial Services Inc	210	13	Ensco PLC	426	7
Arch Capital Group Ltd (a)	257	19	EOG Resources Inc	489	41
Aspen Insurance Holdings Ltd	415	21	EP Energy Corp (a)	669	4
Assurant Inc	200	17	Exxon Mobil Corp	3,496	285
Assured Guaranty Ltd	569	15	Helmerich & Payne Inc	155	9
Berkshire Hathaway Inc - Class B (a)	1,316	176	HollyFrontier Corp	372	18
Chubb Corp/The	301	39	Marathon Petroleum Corp	718	42
Cincinnati Financial Corp	338	21	Nabors Industries Ltd	156	2
Endurance Specialty Holdings Ltd	229	15	Noble Corp PLC	1,179	16
Everest Re Group Ltd	99	18	Occidental Petroleum Corp	377	28
Hanover Insurance Group Inc/The	251	21	Patterson-UTI Energy Inc	394	6
Hartford Financial Services Group Inc/The	662	30	PBF Energy Inc	497	20
Markel Corp (a)	28	25	Phillips 66	610	56
MetLife Inc	356	18	Rowan Cos PLC	319	6

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Oil & Gas (continued)			Retail - 4.07%
Tesoro Corp	252	$29	Best Buy Co Inc	716	$23
Valero Energy Corp	651	47	CVS Health Corp	336	32
		$825	Darden Restaurants Inc	346	19
			Dick's Sporting Goods Inc	98	4
Oil & Gas Services - 3.41%			Foot Locker Inc	271	18
Baker Hughes Inc	646	35	GameStop Corp	353	12
Cameron International Corp (a)	386	26
Dril-Quip Inc (a)	209	13	Nu Skin Enterprises Inc	307	11
FMC Technologies Inc (a)	402	14	Penske Automotive Group Inc	237	11
			Target Corp	736	53
Frank's International NV	720	12	Walgreens Boots Alliance Inc	475	40
Halliburton Co	865	34	Wal-Mart Stores Inc	1,523	89
National Oilwell Varco Inc	711	27	World Fuel Services Corp	343	15
Oceaneering International Inc	339	15			$327
RPC Inc	404	5
Schlumberger Ltd	1,127	87	Savings & Loans - 0.25%
Superior Energy Services Inc	387	6	New York Community Bancorp Inc	1,199	19
		$274	People's United Financial Inc	48	1

Packaging & Containers - 0.65%					$20
Bemis Co Inc	17	1	Semiconductors - 3.90%
Crown Holdings Inc (a)	138	7	Analog Devices Inc	220	14
Graphic Packaging Holding Co	379	5	Broadcom Corp	683	37
Sonoco Products Co	361	16	Intel Corp	4,080	142
WestRock Co	453	23	Lam Research Corp	39	3
		$52	Maxim Integrated Products Inc	261	10
			NVIDIA Corp	1,054	33
Pharmaceuticals - 7.69%			QUALCOMM Inc	751	37
Abbott Laboratories	993	45	Teradyne Inc	796	17
Allergan PLC (a)	94	29
			Xilinx Inc	405	20
Cardinal Health Inc	252	22			$313
Express Scripts Holding Co (a)	220	19
Herbalife Ltd (a)	205	12	Software - 2.70%
Johnson & Johnson	2,017	204	Activision Blizzard Inc	628	24
Merck & Co Inc	1,706	90	ANSYS Inc (a)	97	9
Pfizer Inc	5,462	179	CA Inc	381	11
Quintiles Transnational Holdings Inc (a)	101	7	Microsoft Corp	2,627	143
VCA Inc (a)	207	11	Oracle Corp	674	26
		$618	SS&C Technologies Holdings Inc	59	4

Pipelines - 0.65%					$217
Kinder Morgan Inc/DE	1,116	26	Telecommunications - 3.60%
ONEOK Inc	191	6	AT&T Inc	3,833	129
Spectra Energy Corp	785	20	Cisco Systems Inc	5,014	136
		$52	Juniper Networks Inc	689	21
			Verizon Communications Inc	61	3
Real Estate - 0.49%					$289
Forest City Enterprises Inc (a)	705	16
Four Corners Property Trust Inc (a)	115	2	Textiles - 0.12%
Jones Lang LaSalle Inc	124	21	Mohawk Industries Inc (a)	52	10
		$39

REITS - 4.54%			Toys, Games & Hobbies - 0.06%
Apartment Investment & Management Co	429	16	Hasbro Inc	65	5
AvalonBay Communities Inc	190	35
Boston Properties Inc	42	5	Transportation - 0.09%
Camden Property Trust	194	15	FedEx Corp	41	6
Duke Realty Corp	463	9	Norfolk Southern Corp	10	1
Equity Residential	486	39			$7
Essex Property Trust Inc	84	19
General Growth Properties Inc	1,023	26	Trucking & Leasing - 0.06%
Kilroy Realty Corp	236	16	AMERCO	12	5
Kimco Realty Corp	62	2
Liberty Property Trust	235	8	TOTAL COMMON STOCKS		$7,988
Macerich Co/The	313	24	INVESTMENT COMPANIES - 0.07%	Shares Held	Value (000	's)
Mid-America Apartment Communities Inc	196	17
Post Properties Inc	328	19	Publicly Traded Investment Fund - 0.07%
Prologis Inc	130	6	Morgan Stanley Institutional Liquidity Funds -	6,298	6
Public Storage	90	22	Government Portfolio
Regency Centers Corp	133	9
Taubman Centers Inc	83	6	TOTAL INVESTMENT COMPANIES		$6
Two Harbors Investment Corp	715	6	Total Investments		$7,994
UDR Inc	531	20	Other Assets in Excess of Liabilities, Net - 0.47%		$38
Vornado Realty Trust	228	22	TOTAL NET ASSETS - 100.00%		$8,032
Weingarten Realty Investors	631	22
Welltower Inc	39	2
		$365	(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2015 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.89%
Consumer, Non-cyclical	18.78%
Energy	14.34%
Industrial	9.60%
Technology	8.85%
Consumer, Cyclical	6.86%
Utilities	5.22%
Communications	4.78%
Basic Materials	2.13%
Exchange Traded Funds	0.08%
Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
November 30, 2015 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

At November 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$144,522	$(60,457)	$84,065	$1,226,087
Bond Market Index Fund	4,196	(12,447)	(8,251)	1,400,103
Capital Securities Fund	1,163	(3,468)	(2,305)	173,817
Credit Opportunities Explorer Fund	69	(818)	(749)	19,255
Diversified Real Asset Fund	148,258	(385,126)	(236,868)	3,948,881
Dynamic High Yield Explorer Fund	27	(956)	(929)	15,520
EDGE MidCap Fund	11,878	(2,705)	9,173	152,280
Global Multi-Strategy Fund	90,747	(108,672)	(17,925)	3,417,630
Global Opportunities Equity Hedged Fund	415	(92)	323	7,176
Global Opportunities Fund	110,616	(28,640)	81,976	1,240,923
International Equity Index Fund	93,771	(85,147)	8,624	813,849
International Small Company Fund	1,251	(788)	463	14,363
Opportunistic Municipal Fund*	2,186	(179)	2,007	61,214
Origin Emerging Markets Fund	27,564	(111,493)	(83,929)	936,818
Preferred Securities Fund	332,408	(56,170)	276,238	4,772,856
Real Estate Allocation Fund	2	(11)	(9)	437
Real Estate Debt Income Fund	116	(1,327)	(1,211)	47,170
Small-MidCap Dividend Income Fund	214,497	(169,082)	45,415	1,775,278
SystematEx International Fund	479	(92)	387	7,484
SystematEx Large Value Fund	583	(101)	482	7,512

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation

Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at November 30, 2015 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$2,532,007
Origin Emerging Markets Fund	$20,204,382
Preferred Securities Fund	$132,824,485

Below are transfers from Level 2 to Level 1 at November 30, 2015 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,004,375
Global Multi-Strategy Fund	$2,975,006
. Preferred Securities Fund	$83,746,212

The following is a summary of the inputs used as of November 30, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,307,339	$—	$—	$1,307,339
Investment Companies*	2,813	—	—	2,813
Total investments in securities $	1,310,152	$—	$—	$1,310,152

Bond Market Index Fund
Bonds*	$—	$438,804	$—	$438,804
Investment Companies*	139,634	—	—	139,634
Municipal Bonds*	—	10,475	—	10,475
U.S. Government & Government Agency Obligations*	—	802,939	—	802,939
Total investments in securities $	139,634	$1,252,218	$—	$1,391,852

Capital Securities Fund
Bonds*	$—	$142,518	$—	$142,518
Convertible Bonds*	—	490	—	490
Investment Companies*	7,334	—	—	7,334
Preferred Stocks
Communications	—	7,117	—	7,117
Financial	6,198	6,798	—	12,996
Utilities	1,057	—	—	1,057
Total investments in securities $	14,589	$156,923	$—	$171,512

Credit Opportunities Explorer Fund
Bonds*	$—	$16,273	$—	$16,273
Investment Companies*	1,723	—	—	1,723
Senior Floating Rate Interests*	—	510	—	510
Total investments in securities $	1,723	$16,783	$—	$18,506
Assets
Interest Rate Contracts**
Futures	$18	$—	$—	$18
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(36)	$—	$(36)
Equity Contracts**
Total Return Equity Basket Swaps	$—	$(2)	$—	$(2)
Interest Rate Contracts**
Futures	$(35)	$—	$—	$(35)

Diversified Real Asset Fund
Bonds*	$—	$203,463	$—	$203,463
Commodity Indexed Structured Notes*	—	94,054	—	94,054
Common Stocks
Basic Materials	127,175	81,256	—	208,431
Communications	812	6,407	—	7,219
Consumer, Cyclical	21,623	9,390	—	31,013
Consumer, Non-cyclical	66,349	87,020	—	153,369
Diversified	3,333	11,896	—	15,229
Energy	716,503	14,532	—	731,035
Financial	263,674	119,150	—	382,824
Industrial	119,764	77,166	—	196,930
Utilities	141,025	90,216	—	231,241
Investment Companies*	463,355	—	—	463,355
Senior Floating Rate Interests*	—	580,197	—	580,197
U.S. Government & Government Agency Obligations*	—	407,601	—	407,601
Purchased Interest Rate Swaptions	—	61	—	61
Purchased Capped Options	—	9	—	9
Purchased Options	64	5,918	—	5,982
Total investments in securities $	1,923,677	$1,788,336	$—	$3,712,013
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$18,915	$—	$18,915
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$67	$—	$67
Futures	137	—	—	137
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(12,786)	$—	$(12,786)
Written Options	—	(300)	—	(300)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(376)	$—	$(376)
Futures	(622)	—	—	(622)
Interest Rate Swaps	—	(109)	—	(109)
Interest Rate Swaptions	—	(728)	—	(728)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Dynamic High Yield Explorer Fund
Bonds*		$—	$5,989	$—	$5,989
Investment Companies*		899	—	—	899
Senior Floating Rate Interests*		—	7,703	—	7,703
	Total investments in securities $	899	$13,692	$—	$14,591

EDGE MidCap Fund
Common Stocks*		$156,401	$—	$—	$156,401
Investment Companies*		5,052	—	—	5,052
	Total investments in securities $	161,453	$—	$—	$161,453

Global Multi-Strategy Fund
Bonds*		$—	$786,356	$18,436	$804,792
Common Stocks
Basic Materials		46,841	20,795	—	67,636
Communications		105,723	17,023	—	122,746
Consumer, Cyclical		104,093	32,317	—	136,410
Consumer, Non-cyclical		268,812	40,307	—	309,119
Diversified		—	167	—	167
Energy		44,045	2,562	—	46,607
Exchange Traded Funds		1,069	474	—	1,543
Financial		189,663	38,281	2,784	230,728
Funds		5,118	—	—	5,118
Industrial		150,151	42,672	—	192,823
Technology		96,973	12,822	—	109,795
Utilities		25,309	4,570	—	29,879
Convertible Bonds*		—	65,664	—	65,664
Convertible Preferred Stocks
Communications		2,089	—	316	2,405
Consumer, Cyclical		—	1,128	—	1,128
Consumer, Non-cyclical		8,650	—	—	8,650
Energy		1,207	—	—	1,207
Financial		4,074	849	—	4,923
Industrial		—	747	—	747
Technology		—	—	95	95
Utilities		4,207	—	—	4,207
Investment Companies*		634,374	—	—	634,374
Preferred Stocks
Communications		—	844	1,113	1,957
Financial		1,089	97	578	1,764
Industrial		—	—	190	190
Technology		—	194	173	367
Repurchase Agreements*		—	301,228	—	301,228
Senior Floating Rate Interests*		—	34,564	—	34,564
U.S. Government & Government Agency Obligations*		—	262,562	—	262,562
Purchased Interest Rate Swaptions		—	909	—	909
Purchased Options		14,997	404	—	15,401
	Total investments in securities $	1,708,484	$1,667,536	$23,685	$3,399,705
Short Sales
Bonds*		$—	$(70,452)	$—	$(70,452)
Common Stocks
Basic Materials		(10,178)	(2,324)	—	(12,502)
Communications		(23,058)	(4,618)	(28)	(27,704)
Consumer, Cyclical		(45,398)	(5,233)	—	(50,631)
Consumer, Non-cyclical		(86,936)	(5,035)	—	(91,971)
Diversified		(1,152)	—	—	(1,152)
Energy		(7,135)	(1,352)	—	(8,487)
Financial		(81,702)	(4,635)	—	(86,337)
Industrial		(41,898)	(5,702)	—	(47,600)
Technology		(43,546)	(1,592)	—	(45,138)
Utilities		(15,701)	(1,325)	—	(17,026)
Preferred Stocks
Basic Materials		—	(348)	—	(348)
Consumer, Cyclical		—	(138)	—	(138)
Consumer, Non-cyclical		—	(96)	—	(96)
U.S. Government & Government Agency Obligations		—	(202,530)	—	(202,530)
	Total Short Sales $	(356,704)	$(305,380)	$(28)	$(662,112)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$6,726	$—	$6,726
Equity Contracts**
Futures	$3,521	$—	$—	$3,521
Synthetic Futures	—	322	—	322
Total Return Equity Basket Swaps	—	11,980	—	11,980
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$28,116	$—	$28,116
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$244	$—	$244
Futures	3,349	—	—	3,349
Interest Rate Swaps	—	273	—	273
Synthetic Futures	—	572	—	572
Total Return Swaps	—	58	—	58
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(4,786)	$—	$(4,786)
Exchange Cleared Credit Default Swaps	—	(3)	—	(3)
Equity Contracts**
Futures	$(16,923)	$—	$—	$(16,923)
Options	(2,591)	—	—	(2,591)
Synthetic Futures	—	(266)	—	(266)
Total Return Equity Basket Swaps	—	(1,548)	—	(1,548)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(23,319)	$—	$(23,319)
Written Options	—	(87)	—	(87)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(264)	$—	$(264)
Futures	(1,921)	—	—	(1,921)
Interest Rate Swaps	—	(12)	—	(12)
Interest Rate Swaptions	—	(268)	—	(268)
Options	(1,418)	—	—	(1,418)
Synthetic Futures	—	(13)	—	(13)
Total Return Swaps	—	(26)	—	(26)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials	$68	$60	$—	$128
Communications	316	239	—	555
Consumer, Cyclical	344	639	—	983
Consumer, Non-cyclical	1,526	852	—	2,378
Energy	174	—	—	174
Financial	954	576	—	1,530
Industrial	316	41	—	357
Technology	581	61	—	642
Utilities	208	109	—	317
Investment Companies*	435	—	—	435
Total investments in securities $	4,922	$2,577	$—	$7,499
Assets
Equity Contracts**
Futures	$9	$—	$—	$9
Liabilities
Equity Contracts**
Futures	$(378)	$—	$—	$(378)

Global Opportunities Fund
Common Stocks
Basic Materials	$11,112	$10,599	$—	$21,711
Communications	58,752	40,872	—	99,624
Consumer, Cyclical	59,201	111,705	—	170,906
Consumer, Non-cyclical	271,654	152,129	—	423,783
Energy	30,654	—	—	30,654
Financial	164,707	102,536	—	267,243
Industrial	54,082	7,220	—	61,302
Technology	104,591	10,554	—	115,145
Utilities	36,810	28,454	—	65,264
Investment Companies*	67,267	—	—	67,267
Total investments in securities $	858,830	$464,069	$—	$1,322,899

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$45,858	$—	$45,858
Communications		—	60,503	—	60,503
Consumer, Cyclical		329	103,645	—	103,974
Consumer, Non-cyclical		267	200,781	—	201,048
Diversified		—	2,239	—	2,239
Energy		—	39,717	—	39,717
Exchange Traded Funds		10,741	—	—	10,741
Financial		525	202,022	—	202,547
Industrial		—	94,312	—	94,312
Technology		1,103	21,650	—	22,753
Utilities		—	29,168	—	29,168
Investment Companies*		5,625	—	—	5,625
Preferred Stocks
Basic Materials		—	212	—	212
Consumer, Cyclical		—	2,472	—	2,472
Consumer, Non-cyclical		—	1,304	—	1,304
	Total investments in securities $	18,590	$803,883	$—	$822,473
Assets
Equity Contracts**
Futures		$98	$—	$—	$98

International Small Company Fund
Common Stocks
Basic Materials		$89	$913	$—	$1,002
Communications		85	678	—	763
Consumer, Cyclical		160	3,021	—	3,181
Consumer, Non-cyclical		90	2,291	—	2,381
Energy		310	257	—	567
Financial		137	3,021	—	3,158
Industrial		287	2,166	—	2,453
Technology		118	463	—	581
Utilities		—	335	—	335
Investment Companies*		321	—	—	321
Preferred Stocks
Industrial		—	84	—	84
	Total investments in securities $	1,597	$13,229	$—	$14,826

Opportunistic Municipal Fund
Bonds*		$—	$510	$—	$510
Common Stocks*		1,043	—	—	1,043
Municipal Bonds*		—	64,738	—	64,738
	Total investments in securities $	1,043	$65,248	$—	$66,291

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$7,977	$36,663	$—	$44,640
Communications		2,987	79,456	—	82,443
Consumer, Cyclical		14,905	62,441	—	77,346
Consumer, Non-cyclical		37,642	70,593	5,327	113,562
Diversified		—	7,249	—	7,249
Energy		—	11,587	—	11,587
Financial		11,352	177,120	—	188,472
Industrial		24,372	103,901	—	128,273
Technology		118,042	10,638	—	128,680
Utilities		—	33,160	—	33,160
Investment Companies*		37,477	—	—	37,477
	Total investments in securities $	254,754	$592,808	$5,327	$852,889
Liabilities
Equity Contracts**
Futures		$(24)	$—	$—	$(24)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Preferred Securities Fund
Bonds*		$—	$2,873,495	$—	$2,873,495
Convertible Bonds*		—	5,880	—	5,880
Convertible Preferred Stocks
Financial		71,197	—	—	71,197
Investment Companies*		212,200	—	—	212,200
Preferred Stocks
Communications		175,974	100,953	—	276,927
Consumer, Non-cyclical		—	24,492	—	24,492
Financial		1,163,973	219,670	—	1,383,643
Government		26,735	28,776	—	55,511
Industrial		28,636	—	—	28,636
Utilities		99,962	8,588	—	108,550
Purchased Options		12,504	—	—	12,504
	Total investments in securities $	1,791,181	$3,261,854	$—	$5,053,035
Liabilities
Equity Contracts**
Options		$(3,979)	$—	$—	$(3,979)

Real Estate Allocation Fund
Investment Companies*		$428	$—	$—	$428
	Total investments in securities $	428	$—	$—	$428

Real Estate Debt Income Fund
Bonds*		$—	$44,296	$—	$44,296
Investment Companies*		1,663	—	—	1,663
	Total investments in securities $	1,663	$44,296	$—	$45,959

Small-MidCap Dividend Income Fund
Common Stocks*		$1,765,632	$—	$—	$1,765,632
Investment Companies*		55,061	—	—	55,061
	Total investments in securities $	1,820,693	$—	$—	$1,820,693

SystematEx International Fund
Common Stocks
Basic Materials		$—	$508	$—	$508
Communications		—	662	—	662
Consumer, Cyclical		—	1,053	—	1,053
Consumer, Non-cyclical		—	1,838	—	1,838
Diversified		—	34	—	34
Energy		—	547	—	547
Financial		—	1,897	—	1,897
Industrial		—	789	—	789
Technology		—	182	—	182
Utilities		—	329	—	329
Investment Companies*		17	—	—	17
Preferred Stocks
Basic Materials		—	15	—	15
	Total investments in securities $	17	$7,854	$—	$7,871

SystematEx Large Value Fund
Common Stocks*		$7,988	$—	$—	$7,988
Investment Companies*		6	—	—	6
	Total investments in securities $	7,994	$—	$—	$7,994

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of November 30, 2015 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/19/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/19/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 01/19/2016